UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan® Extended Market
Index Fund

May 31, 2009

1.816014.104

SEI-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc.	56,949	$ 116,176
Amerigon, Inc. (a)	23,891	106,076
Amerityre Corp. (a)	29,329	7,391
ArvinMeritor, Inc.	107,722	274,691
BorgWarner, Inc. (d)	147,000	4,740,750
Cooper Tire & Rubber Co.	94,513	1,001,838
Dana Holding Corp. (a)	83,161	108,941
Dorman Products, Inc. (a)	2,806	39,845
Drew Industries, Inc. (a)(d)	29,514	423,526
Exide Technologies (a)	79,119	484,208
Federal-Mogul Corp. Class A (a)	34,100	341,000
Fuel Systems Solutions, Inc. (a)(d)	14,466	305,811
Gentex Corp. (d)	177,000	2,086,830
Hawk Corp. Class A (a)	12,526	167,222
Lear Corp. (a)	116,305	144,218
Modine Manufacturing Co.	60,801	271,780
Proliance International, Inc. (a)	3,337	567
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	84,641	61,695
Raser Technologies, Inc. (a)(d)	70,749	278,044
Shiloh Industries, Inc. (a)	7,998	19,115
Spartan Motors, Inc.	30,723	290,025
Standard Motor Products, Inc.	9,163	48,289
Stoneridge, Inc. (a)	21,118	68,211
Strattec Security Corp.	1,213	16,376
Superior Industries International, Inc.	30,813	372,221
Tenneco, Inc. (a)	51,608	315,841
TRW Automotive Holdings Corp. (a)	75,211	670,882
WABCO Holdings, Inc.	86,667	1,471,606
		14,233,175
Automobiles - 0.0%
Thor Industries, Inc.	40,141	807,236
Winnebago Industries, Inc.	39,085	299,782
		1,107,018
Distributors - 0.1%
Amcon Distributing Co.	1,022	40,420
Aristotle Corp. (a)	3,170	13,092
Audiovox Corp. Class A (a)	25,037	145,715
Core-Mark Holding Co., Inc. (a)	13,487	352,146
Design Within Reach, Inc. (a)	7,015	9,751
LKQ Corp. (a)	174,662	2,670,582
		3,231,706
Diversified Consumer Services - 1.2%
American Public Education, Inc. (a)(d)	17,000	555,390
Bridgepoint Education, Inc.	21,298	267,290
Brinks Home Security Holdings, Inc. (a)	54,000	1,555,200
Capella Education Co. (a)(d)	18,947	988,844
Career Education Corp. (a)(d)	113,000	2,269,040

	Shares	Value
Carriage Services, Inc. Class A (a)	9,225	$ 33,487
Coinstar, Inc. (a)(d)	37,782	1,119,103
Collectors Universe, Inc.	1,364	6,152
Corinthian Colleges, Inc. (a)(d)	100,000	1,538,000
CPI Corp.	3,642	48,511
DeVry, Inc.	77,700	3,385,389
Grand Canyon Education, Inc. (d)	21,460	290,998
Hillenbrand, Inc.	89,494	1,535,717
ITT Educational Services, Inc. (a)(d)	48,800	4,479,352
Jackson Hewitt Tax Service, Inc.	27,794	110,342
K12, Inc. (a)(d)	23,600	413,000
Learning Tree International, Inc. (a)	12,160	115,885
Lincoln Educational Services Corp. (a)(d)	19,434	358,363
Mac-Gray Corp. (a)	3,487	31,383
Matthews International Corp. Class A	43,775	1,249,776
Nobel Learning Communities, Inc. (a)	2,715	32,010
Pre-Paid Legal Services, Inc. (d)	13,505	572,072
Princeton Review, Inc. (a)(d)	29,132	136,338
Regis Corp.	51,570	904,022
Service Corp. International (d)	314,347	1,681,756
Sotheby's Class A (ltd. vtg.)	85,144	902,526
Steiner Leisure Ltd. (a)	21,360	622,644
Stewart Enterprises, Inc. Class A	119,184	492,230
Strayer Education, Inc. (d)	17,837	3,286,824
Universal Technical Institute, Inc. (a)	27,449	381,816
Weight Watchers International, Inc. (d)	53,364	1,250,319
		30,613,779
Hotels, Restaurants & Leisure - 2.2%
AFC Enterprises, Inc. (a)	63,027	438,668
Ambassadors Group, Inc.	31,464	387,951
Ambassadors International, Inc. (a)	7,395	2,588
Ameristar Casinos, Inc. (d)	26,350	528,845
ARK Restaurants Corp.	5,734	73,969
Bally Technologies, Inc. (a)(d)	63,572	1,780,016
Benihana, Inc. Class A (sub. vtg.) (a)	10,026	63,565
BJ's Restaurants, Inc. (a)(d)	34,789	498,874
Bluegreen Corp. (a)	15,202	40,741
Bob Evans Farms, Inc.	45,890	1,183,962
Boyd Gaming Corp.	92,363	927,325
Brinker International, Inc. (d)	119,033	2,130,691
Buffalo Wild Wings, Inc. (a)(d)	19,823	703,717
Burger King Holdings, Inc.	122,187	2,023,417
California Pizza Kitchen, Inc. (a)(d)	40,446	564,222
Carrols Restaurant Group, Inc. (a)	13,945	104,588
CEC Entertainment, Inc. (a)(d)	28,600	918,918
Cedar Fair LP (depository unit)	52,822	617,489
Century Casinos, Inc. (a)	29,959	76,695
Chipotle Mexican Grill, Inc. Class A (a)(d)	38,430	3,043,272
Choice Hotels International, Inc.	43,287	1,181,302
Churchill Downs, Inc.	15,973	621,829
CKE Restaurants, Inc.	68,651	564,311
Cosi, Inc. (a)	50,022	38,017
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Cracker Barrel Old Country Store, Inc.	29,624	$ 930,786
Denny's Corp. (a)	149,556	376,881
DineEquity, Inc. (d)	24,331	674,699
Domino's Pizza, Inc. (a)(d)	54,926	497,630
Dover Downs Gaming & Entertainment, Inc.	19,410	115,101
Dover Motorsports, Inc.	22,686	35,617
Einstein Noah Restaurant Group, Inc. (a)	9,000	71,010
Empire Resorts, Inc. (a)(d)	29,497	50,735
Famous Dave's of America, Inc. (a)	10,737	66,355
Frisch's Restaurants, Inc.	2,711	77,264
Gaylord Entertainment Co. (a)(d)	48,177	684,113
Great Wolf Resorts, Inc. (a)	56,227	152,375
Icahn Enterprises LP	5,579	154,873
International Speedway Corp. Class A	38,969	966,042
Interval Leisure Group, Inc. (a)	56,550	541,184
Isle of Capri Casinos, Inc. (a)(d)	25,751	338,368
Jack in the Box, Inc. (a)	64,938	1,707,869
Jamba, Inc. (a)	20,639	20,639
Krispy Kreme Doughnuts, Inc. (a)	96,746	335,709
Landry's Restaurants, Inc. (a)	12,835	129,248
Las Vegas Sands Corp. (a)(d)	428,351	4,244,958
Life Time Fitness, Inc. (a)(d)	39,810	735,689
Lodgian, Inc. (a)	30,634	58,205
Luby's, Inc. (a)	27,286	117,876
Marcus Corp.	29,821	325,944
MAXXAM, Inc. (a)	2,331	25,478
McCormick & Schmick's Seafood Restaurants (a)	24,841	171,403
MGM Mirage, Inc. (a)	303,449	2,263,730
Monarch Casino & Resort, Inc. (a)	14,183	115,308
Morgans Hotel Group Co. (a)	34,281	137,810
Morton's Restaurant Group, Inc. (a)	8,711	35,018
MTR Gaming Group, Inc. (a)	23,573	39,603
Multimedia Games, Inc. (a)(d)	34,474	123,417
O'Charleys, Inc.	29,511	238,154
Orient Express Hotels Ltd. Class A (d)	76,520	544,822
P.F. Chang's China Bistro, Inc. (a)(d)	28,866	921,980
Panera Bread Co. Class A (a)	35,034	1,865,210
Papa John's International, Inc. (a)	28,464	771,374
Peet's Coffee & Tea, Inc. (a)(d)	23,471	612,358
Penn National Gaming, Inc. (a)	85,837	2,838,630
Pinnacle Entertainment, Inc. (a)(d)	89,197	949,948
Premier Exhibitions, Inc. (a)	16,798	11,759
Red Lion Hotels Corp. (a)	13,529	66,292
Red Robin Gourmet Burgers, Inc. (a)(d)	24,676	426,895
Riviera Holdings Corp. (a)	9,800	13,524
Royal Caribbean Cruises Ltd. (d)	176,308	2,655,198
Rubio's Restaurants, Inc. (a)	3,930	23,973
Ruby Tuesday, Inc. (a)	70,124	433,366
Ruth's Chris Steak House, Inc. (a)	15,729	60,714

	Shares	Value
Scientific Games Corp. Class A (a)	85,000	$ 1,515,550
Shuffle Master, Inc. (a)	68,852	302,260
Silverleaf Resorts, Inc. (a)	16,000	20,320
Sonic Corp. (a)(d)	81,622	769,695
Speedway Motorsports, Inc.	20,703	316,756
Texas Roadhouse, Inc. Class A (a)(d)	67,648	786,746
The Cheesecake Factory, Inc. (a)(d)	79,464	1,359,629
The Steak n Shake Co. (a)	37,744	327,240
Town Sports International Holdings, Inc. (a)	11,158	43,628
Vail Resorts, Inc. (a)	36,500	1,003,385
VCG Holding Corp. (a)	18,692	40,001
Wendy's/Arby's Group, Inc.	553,462	2,324,540
WMS Industries, Inc. (a)(d)	53,203	1,887,110
Youbet.com, Inc. (a)	30,676	84,359
		58,051,325
Household Durables - 1.0%
American Greetings Corp. Class A (d)	49,737	340,698
Bassett Furniture Industries, Inc.	8,703	18,450
Beazer Homes USA, Inc. (a)(d)	59,402	151,475
Blyth, Inc.	10,638	353,288
Brookfield Homes Corp. (d)	9,444	39,193
California Coastal Communities, Inc. (a)(d)	7,836	13,164
Cavalier Homes, Inc. (a)	13,027	24,100
Cavco Industries, Inc. (a)(d)	8,826	202,998
Champion Enterprises, Inc. (a)	73,058	32,146
Cobra Electronics Corp. (a)	1,132	1,245
Craftmade International, Inc. (a)	2,794	7,320
CSS Industries, Inc.	13,990	254,618
Dixie Group, Inc. (a)	6,499	19,107
Emerson Radio Corp. (a)	9,263	5,743
Ethan Allen Interiors, Inc. (d)	40,124	491,920
Flexsteel Industries, Inc.	3,192	24,930
Furniture Brands International, Inc.	52,886	220,535
Garmin Ltd. (d)	160,488	3,350,989
Helen of Troy Ltd. (a)	36,992	714,316
Hooker Furniture Corp.	10,379	128,700
Hovnanian Enterprises, Inc. Class A (a)(d)	63,368	169,826
iRobot Corp. (a)(d)	30,389	379,863
Jarden Corp. (a)	101,299	1,801,096
La-Z-Boy, Inc.	52,536	98,242
Lifetime Brands, Inc. (d)	12,011	40,237
M.D.C. Holdings, Inc.	52,871	1,623,668
M/I Homes, Inc. (d)	22,355	258,424
Meritage Homes Corp. (a)(d)	40,476	844,734
Mohawk Industries, Inc. (a)(d)	65,489	2,506,264
National Presto Industries, Inc.	7,882	642,225
NVR, Inc. (a)(d)	6,050	2,994,145
Orleans Homebuilders, Inc. (d)	4,454	7,527
Palm Harbor Homes, Inc. (a)	9,454	21,461
Russ Berrie & Co., Inc. (a)	16,705	52,788
Ryland Group, Inc. (d)	53,674	916,752
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Sealy Corp., Inc. (a)	81,807	$ 155,433
Skyline Corp.	14,802	294,116
Standard Pacific Corp. (a)(d)	172,991	422,098
Stanley Furniture Co., Inc.	12,350	123,624
Tempur-Pedic International, Inc.	82,947	914,905
Toll Brothers, Inc. (a)	156,354	2,905,057
Tupperware Brands Corp.	70,966	1,725,893
Universal Electronics, Inc. (a)	19,878	390,006
		25,683,319
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	40,928	95,362
Bidz.com, Inc. (a)(d)	8,406	25,806
Blue Nile, Inc. (a)(d)	17,495	803,021
dELiA*s, Inc. (a)	18,288	44,257
Drugstore.com, Inc. (a)	71,510	121,567
eDiets.com, Inc. (a)(d)	14,028	15,431
Gaiam, Inc. Class A (a)	15,653	86,718
Hollywood Media Corp. (a)	26,946	37,994
HSN, Inc. (a)	42,411	479,244
Liberty Media Corp. Interactive Series A (a)	745,549	4,368,917
Netflix, Inc. (a)(d)	56,204	2,215,562
NutriSystem, Inc. (d)	47,498	650,723
Orbitz Worldwide, Inc. (a)(d)	55,775	120,474
Overstock.com, Inc. (a)(d)	23,064	262,468
PetMed Express, Inc. (a)(d)	45,901	671,073
Priceline.com, Inc. (a)(d)	51,449	5,665,049
Shutterfly, Inc. (a)	30,708	438,510
Stamps.com, Inc. (a)	24,970	221,734
Ticketmaster Entertainment, Inc. (a)	55,451	431,409
US Auto Parts Network, Inc. (a)(d)	28,450	102,420
ValueVision Media, Inc. Class A (a)	31,268	23,451
		16,881,190
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	18,451	73,989
Brunswick Corp. (d)	122,999	568,255
Callaway Golf Co.	90,808	646,553
Cybex International, Inc. (a)	14,718	17,073
Escalade, Inc. (a)	6,336	8,870
Gametech International, Inc. (a)	13,061	19,330
JAKKS Pacific, Inc. (a)	32,056	408,714
Johnson Outdoors, Inc. Class A	1,929	11,960
Leapfrog Enterprises, Inc. Class A (a)	51,847	147,764
Marine Products Corp.	11,382	39,609
Meade Instruments Corp. (a)	4,023	688
Nautilus, Inc. (a)	27,540	38,281
Polaris Industries, Inc.	41,417	1,315,818
Pool Corp.	67,356	1,174,015
RC2 Corp. (a)	29,552	355,511
Smith & Wesson Holding Corp. (a)(d)	60,312	318,447

	Shares	Value
Sport Supply Group, Inc.	9,387	$ 70,309
Steinway Musical Instruments, Inc. (a)	10,524	115,448
Sturm Ruger & Co., Inc.	29,607	351,435
		5,682,069
Media - 2.7%
4Kids Entertainment, Inc. (a)	18,966	34,328
A.H. Belo Corp. Class A	15,726	18,871
Alloy, Inc. (a)	9,144	48,006
Arbitron, Inc. (d)	34,481	686,517
Ascent Media Corp. (a)	19,021	550,087
Ballantyne of Omaha, Inc. (a)	30	59
Beasley Broadcast Group, Inc. Class A	4,117	10,704
Belo Corp. Series A	143,509	258,316
Cablevision Systems Corp. - NY Group Class A	295,701	5,627,190
Carmike Cinemas, Inc.	16,956	155,995
Cinemark Holdings, Inc.	68,040	722,585
CKX, Inc. (a)(d)	79,580	554,673
Clear Channel Outdoor Holding, Inc. Class A (a)	73,934	260,248
Cox Radio, Inc. Class A (a)	34,485	168,632
Crown Media Holdings, Inc. Class A (a)(d)	4,844	11,480
Cumulus Media, Inc. Class A (a)	58,225	66,959
Discovery Communications, Inc. (a)	353,560	7,937,422
DISH Network Corp. Class A (a)	264,133	4,331,781
Dolan Media Co. (a)(d)	45,623	630,966
DreamWorks Animation SKG, Inc. Class A (a)	77,650	2,163,329
EDCI Holdings, Inc. (a)	6,425	33,089
Emmis Communications Corp. Class A (a)	64,360	23,170
Entercom Communications Corp. Class A	29,619	47,094
Entravision Communication Corp. Class A (a)	60,708	27,319
Fisher Communications, Inc.	11,582	142,574
Franklin Electronic Publishers, Inc. (a)	2,339	2,386
Gray Television, Inc.	51,014	34,690
Harris Interactive, Inc. (a)	41,822	21,747
Harte-Hanks, Inc.	60,612	510,959
Hearst-Argyle Television, Inc.	22,579	101,154
Image Entertainment, Inc. (a)(d)	7,100	7,313
Insignia Systems, Inc. (a)	4,959	13,389
Interactive Data Corp.	56,760	1,331,022
John Wiley & Sons, Inc. Class A	62,706	1,982,137
Journal Communications, Inc. Class A	53,079	80,149
Knology, Inc. (a)	47,791	382,328
Lakes Entertainment, Inc. (a)	25,879	80,225
Lamar Advertising Co. Class A (a)(d)	83,500	1,550,595
Lee Enterprises, Inc. (d)	35,207	35,207
Liberty Global, Inc. Class A (a)(d)	374,889	5,180,966
Liberty Media Corp.:
Capital Series A (a)	134,896	1,873,705
Entertainment Series A (a)	657,376	15,882,204
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
LIN TV Corp. Class A (a)	30,902	$ 61,495
Live Nation, Inc. (a)	127,482	729,197
LodgeNet Entertainment Corp. (a)	28,428	164,882
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	32,675	106,194
Marvel Entertainment, Inc. (a)(d)	60,389	2,003,707
Media General, Inc. Class A (d)	21,102	56,342
Mediacom Communications Corp. Class A (a)(d)	57,905	346,851
Morningstar, Inc. (a)	22,142	917,122
National CineMedia, Inc.	65,040	813,650
Navarre Corp. (a)	29,406	27,054
New Frontier Media, Inc. (a)	31,250	68,750
New Motion, Inc. (a)	2,087	2,296
Nexstar Broadcasting Group, Inc. Class A (a)	3,834	3,642
NTN Communications, Inc. (a)	16,316	6,037
Outdoor Channel Holdings, Inc. (a)	22,403	156,821
Playboy Enterprises, Inc. Class B (non-vtg.) (a)(d)	26,218	87,306
Point.360 (a)	2,433	3,163
PRIMEDIA, Inc.	26,029	61,428
Radio One, Inc. Class D (non-vtg.) (a)	59,150	18,928
RCN Corp. (a)	53,731	295,521
Reading International, Inc. Class A (a)	10,681	42,724
Regal Entertainment Group Class A	118,641	1,513,859
Regent Communication, Inc. (a)	13,099	1,703
Rentrak Corp. (a)	6,275	60,868
Saga Communications, Inc. Class A (a)	1,483	10,233
Salem Communications Corp. Class A (a)	6,831	6,694
Scholastic Corp.	41,454	812,498
Sinclair Broadcast Group, Inc. Class A	95,619	168,289
Sirius XM Radio, Inc. (a)	4,444,337	1,553,296
Spanish Broadcasting System, Inc. Class A (a)	67,440	12,814
SPAR Group, Inc. (a)	4,346	1,782
The McClatchy Co. Class A	76,034	63,869
Valassis Communications, Inc. (a)	77,531	500,075
Value Line, Inc.	523	15,617
Virgin Media, Inc.	382,710	3,329,577
Warner Music Group Corp. (a)	66,624	453,043
World Wrestling Entertainment, Inc. Class A	45,337	565,806
WPT Enterprises, Inc. (a)	19,388	16,868
		68,641,571
Multiline Retail - 0.3%
99 Cents Only Stores (a)(d)	76,803	719,644
Dillard's, Inc. Class A	96,450	911,453
Dollar Tree, Inc. (a)	110,963	4,967,814
Duckwall-ALCO Stores, Inc. (a)	5,890	97,185
Fred's, Inc. Class A	47,290	606,731
Retail Ventures, Inc. (a)	21,851	57,031

	Shares	Value
Saks, Inc. (a)(d)	201,417	$ 769,413
The Bon-Ton Stores, Inc. (d)	10,212	38,703
Tuesday Morning Corp. (a)	37,215	130,625
		8,298,599
Specialty Retail - 2.9%
A.C. Moore Arts & Crafts, Inc. (a)	21,246	71,387
Aarons, Inc.	59,261	1,930,131
Advance Auto Parts, Inc.	117,061	4,985,628
Aeropostale, Inc. (a)(d)	84,048	2,909,742
America's Car Mart, Inc. (a)(d)	18,842	308,067
American Eagle Outfitters, Inc.	222,461	3,294,647
AnnTaylor Stores Corp. (a)	76,309	558,582
Asbury Automotive Group, Inc.	37,871	359,775
Barnes & Noble, Inc.	45,456	1,123,218
bebe Stores, Inc.	47,405	382,084
Big 5 Sporting Goods Corp.	32,904	357,008
Blockbuster, Inc. Class A (a)(d)	217,459	152,221
Books-A-Million, Inc.	7,672	53,934
Borders Group, Inc. (a)	62,605	167,155
Brown Shoe Co., Inc.	48,158	391,043
Build-A-Bear Workshop, Inc. (a)(d)	15,816	70,856
Cabela's, Inc. Class A (a)(d)	46,846	622,583
Cache, Inc. (a)	21,416	86,949
CarMax, Inc. (a)	242,368	2,716,945
Casual Male Retail Group, Inc. (a)	41,069	71,871
Charlotte Russe Holding, Inc. (a)	32,846	333,387
Charming Shoppes, Inc. (a)	119,389	448,903
Chico's FAS, Inc. (a)(d)	207,656	2,026,723
Christopher & Banks Corp.	50,385	260,994
Citi Trends, Inc. (a)	19,943	514,131
Coldwater Creek, Inc. (a)(d)	55,981	212,728
Collective Brands, Inc. (a)(d)	82,001	1,210,335
Conn's, Inc. (a)(d)	20,574	205,123
Cost Plus, Inc. (a)(d)	14,259	24,098
Destination Maternity Corp. (a)	6,765	93,357
Dick's Sporting Goods, Inc. (a)(d)	94,824	1,687,867
Dress Barn, Inc. (a)(d)	58,456	925,358
DSW, Inc. Class A (a)(d)	31,228	355,062
Eddie Bauer Holdings, Inc. (a)	34,117	16,035
Emerging Vision, Inc. (a)	5,700	633
Finish Line, Inc. Class A	66,129	456,951
Foot Locker, Inc.	205,175	2,279,494
Gander Mountain Co. (a)(d)	2,718	16,009
Genesco, Inc. (a)	27,846	718,148
Group 1 Automotive, Inc.	31,985	684,799
Guess?, Inc.	76,000	1,962,320
Gymboree Corp. (a)(d)	37,685	1,388,692
Haverty Furniture Companies, Inc. (d)	42,551	447,637
hhgregg, Inc. (a)	19,000	314,450
Hibbett Sports, Inc. (a)(d)	31,295	564,249
Hot Topic, Inc. (a)(d)	77,371	557,845
J. Crew Group, Inc. (a)(d)	70,929	1,834,224
Jo-Ann Stores, Inc. (a)	36,511	789,003
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Jos. A. Bank Clothiers, Inc. (a)	22,238	$ 841,708
Kirkland's, Inc. (a)	16,217	129,412
Lithia Motors, Inc. Class A (sub. vtg.)	14,522	80,016
Lumber Liquidators, Inc. (a)	11,425	173,089
MarineMax, Inc. (a)(d)	22,612	66,932
Midas, Inc. (a)	16,843	168,430
Monro Muffler Brake, Inc.	25,338	677,031
New York & Co., Inc. (a)	32,959	118,652
OfficeMax, Inc.	122,243	1,008,505
Pacific Sunwear of California, Inc. (a)	128,784	552,483
Penske Auto Group, Inc. (d)	52,352	640,788
Perfumania Holdings, Inc. (a)	1,076	3,658
PetSmart, Inc.	157,993	3,216,737
Pier 1 Imports, Inc. (a)	97,754	195,508
Pomeroy IT Solutions, Inc. (a)	3,930	19,532
Rent-A-Center, Inc. (a)	83,097	1,622,884
Rex Stores Corp. (a)	8,776	89,164
Ross Stores, Inc.	163,695	6,410,296
Sally Beauty Holdings, Inc. (a)(d)	101,680	722,945
Select Comfort Corp. (a)	47,386	45,491
Shoe Carnival, Inc. (a)	10,052	106,853
Signet Jewelers Ltd. (d)	119,152	2,143,544
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	37,224	354,000
Stage Stores, Inc.	56,805	689,045
Stein Mart, Inc. (a)	22,556	156,313
Systemax, Inc. (a)(d)	18,481	226,762
Talbots, Inc. (d)	58,334	195,419
The Buckle, Inc. (d)	30,638	1,096,228
The Cato Corp. Class A (sub. vtg.)	44,911	864,088
The Children's Place Retail Stores, Inc. (a)	31,822	1,142,728
The Men's Wearhouse, Inc.	56,738	969,652
The Pep Boys - Manny, Moe & Jack	86,239	607,985
Tractor Supply Co. (a)(d)	37,456	1,437,561
Trans World Entertainment Corp. (a)	16,560	13,248
TravelCenters of America LLC (a)	16,738	41,008
Tween Brands, Inc. (a)	27,587	145,383
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	32,745	280,297
Urban Outfitters, Inc. (a)(d)	146,624	2,994,062
West Marine, Inc. (a)	18,151	103,098
Wet Seal, Inc. Class A (a)	129,268	407,194
Williams-Sonoma, Inc. (d)	112,717	1,458,558
Winmark Corp. (a)	2,614	34,949
Zale Corp. (a)(d)	48,284	188,308
Zumiez, Inc. (a)(d)	29,796	265,780
		73,647,705
Textiles, Apparel & Luxury Goods - 0.8%
American Apparel, Inc. (a)	35,886	142,109
Carter's, Inc. (a)	72,000	1,702,800

	Shares	Value
Cherokee, Inc.	25,151	$ 522,135
Columbia Sportswear Co.	20,010	634,517
Crocs, Inc. (a)	144,270	419,826
Culp, Inc. (a)	4,772	18,229
Deckers Outdoor Corp. (a)	16,000	927,360
Delta Apparel, Inc. (a)	6,654	51,236
FGX International Ltd. (a)	20,000	269,200
Forward Industries, Inc. (NY Shares) (a)	5,267	8,796
Fossil, Inc. (a)	57,000	1,275,660
G-III Apparel Group Ltd. (a)	17,169	114,861
Hanesbrands, Inc. (a)(d)	114,398	1,933,326
Heelys, Inc.	13,425	24,702
Iconix Brand Group, Inc. (a)(d)	68,206	1,104,255
Joe's Jeans, Inc. (a)	3,410	2,046
Jones Apparel Group, Inc.	110,340	1,004,094
K-Swiss, Inc. Class A	33,619	294,166
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	15,827	110,156
Liz Claiborne, Inc.	128,884	579,978
Maidenform Brands, Inc. (a)	25,417	328,388
Movado Group, Inc.	24,592	186,407
Oxford Industries, Inc.	23,527	218,095
Perry Ellis International, Inc. (a)	13,045	106,578
Phillips-Van Heusen Corp.	64,000	1,886,080
Quiksilver, Inc. (a)	123,224	375,833
R.G. Barry Corp.	9,000	53,640
Rocky Brands, Inc. (a)(d)	2,631	9,866
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	32,318	307,021
Steven Madden Ltd. (a)	18,811	512,035
Tandy Brands Accessories, Inc.	1,058	2,888
Tarrant Apparel Group (a)	9,692	7,657
Timberland Co. Class A (a)	56,744	815,979
True Religion Apparel, Inc. (a)(d)	18,878	435,327
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	39,300	964,422
Unifi, Inc. (a)	73,841	114,454
Unifirst Corp.	18,471	630,785
Volcom, Inc. (a)	22,941	313,603
Warnaco Group, Inc. (a)	55,584	1,756,454
Weyco Group, Inc.	13,010	312,630
Wolverine World Wide, Inc.	59,235	1,173,445
		21,651,039
TOTAL CONSUMER DISCRETIONARY		327,722,495
CONSUMER STAPLES - 3.3%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	12,401	353,677
Central European Distribution Corp. (a)(d)	40,541	1,020,417
Coca-Cola Bottling Co. Consolidated	9,830	479,507
Hansen Natural Corp. (a)	90,098	3,304,795
Jones Soda Co. (a)	20,735	21,979
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
MGP Ingredients, Inc. (a)	12,581	$ 28,936
National Beverage Corp. (a)	13,356	143,577
PepsiAmericas, Inc.	85,941	2,260,248
Vermont Pure Holdings Ltd. (a)	4,384	5,480
		7,618,616
Food & Staples Retailing - 0.5%
Andersons, Inc.	27,283	684,803
Arden Group, Inc. Class A	749	95,872
BJ's Wholesale Club, Inc. (a)	72,661	2,560,574
Casey's General Stores, Inc.	63,702	1,607,201
Ingles Markets, Inc. Class A	21,255	317,550
Nash-Finch Co.	15,153	444,134
Pricesmart, Inc.	21,057	352,284
Rite Aid Corp. (a)	835,262	968,904
Ruddick Corp.	48,380	1,217,241
Spartan Stores, Inc.	28,607	355,013
Susser Holdings Corp. (a)	12,293	166,939
The Great Atlantic & Pacific Tea Co. (a)(d)	41,632	164,863
The Pantry, Inc. (a)	26,886	535,569
United Natural Foods, Inc. (a)(d)	58,046	1,319,386
Village Super Market, Inc. Class A	8,400	243,180
Weis Markets, Inc.	14,778	516,196
Winn-Dixie Stores, Inc. (a)	57,743	881,158
		12,430,867
Food Products - 1.5%
Alico, Inc.	6,793	173,561
American Italian Pasta Co. Class A (a)	26,644	736,707
B&G Foods, Inc. Class A	57,060	413,685
Bridgford Foods Corp. (a)	4,789	30,889
Bunge Ltd. (d)	152,835	9,669,870
Cal-Maine Foods, Inc. (d)	22,264	544,132
Calavo Growers, Inc.	22,506	361,896
Chiquita Brands International, Inc. (a)(d)	50,669	529,491
Corn Products International, Inc. (d)	93,079	2,458,216
Darling International, Inc. (a)	90,810	687,432
Del Monte Foods Co.	249,610	2,041,810
Diamond Foods, Inc.	25,760	759,662
Farmer Brothers Co.	8,050	179,596
Flowers Foods, Inc.	117,023	2,477,377
Fresh Del Monte Produce, Inc. (a)	56,189	996,793
Green Mountain Coffee Roasters, Inc. (a)	25,483	2,127,066
Griffin Land & Nurseries, Inc.	1,112	32,092
Hain Celestial Group, Inc. (a)(d)	46,150	792,396
HQ Sustainable Maritime Industries, Inc. (a)	8,000	72,160
Imperial Sugar Co.	20,443	211,381
J&J Snack Foods Corp.	18,112	679,562
John B. Sanfilippo & Son, Inc. (a)	4,719	31,570
Lancaster Colony Corp.	26,617	1,226,245
Lance, Inc.	43,125	919,856

	Shares	Value
Lifeway Foods, Inc. (a)(d)	9,724	$ 109,103
Monterey Gourmet Foods, Inc. (a)	4,304	8,092
Omega Protein Corp. (a)	18,514	86,460
Overhill Farms, Inc. (a)	28,537	154,956
Ralcorp Holdings, Inc. (a)(d)	73,364	4,201,556
Reddy Ice Holdings, Inc.	33,001	65,672
Sanderson Farms, Inc.	28,337	1,235,777
Smart Balance, Inc. (a)	94,866	702,008
Smithfield Foods, Inc. (a)(d)	162,290	2,017,265
Tasty Baking Co.	4,304	25,609
The Inventure Group, Inc. (a)	3,448	8,275
Tootsie Roll Industries, Inc. (d)	30,312	682,020
TreeHouse Foods, Inc. (a)(d)	41,611	1,112,262
Zapata Corp. (a)	6,888	47,183
		38,609,683
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	83,490	822,377
Church & Dwight Co., Inc.	90,165	4,532,595
Energizer Holdings, Inc. (a)	86,000	4,494,360
Oil-Dri Corp. of America	5,650	92,660
Orchids Paper Products Co. (a)	7,624	124,271
WD-40 Co.	24,801	644,330
		10,710,593
Personal Products - 0.5%
Alberto-Culver Co.	108,489	2,521,284
Bare Escentuals, Inc. (a)	73,243	640,876
Chattem, Inc. (a)	24,864	1,485,127
Elizabeth Arden, Inc. (a)	40,002	282,014
Herbalife Ltd.	87,927	2,568,348
Inter Parfums, Inc.	24,003	201,385
Mannatech, Inc. (d)	11,829	36,315
Mead Johnson Nutrition Co. Class A	37,603	1,171,709
MediFast, Inc. (a)	7,496	71,962
Natural Health Trends Corp. (a)	8,588	3,693
NBTY, Inc. (a)	67,597	1,668,970
Nu Skin Enterprises, Inc. Class A	60,788	882,034
Nutraceutical International Corp. (a)	13,525	128,217
Parlux Fragrances, Inc. (a)	13,118	26,498
Physicians Formula Holdings, Inc. (a)	15,509	21,713
Prestige Brands Holdings, Inc. (a)	60,490	376,853
Reliv International, Inc.	10,690	36,346
Revlon, Inc. (a)	27,182	136,182
Schiff Nutrition International, Inc. (a)	11,731	56,895
The Female Health Co. (a)	9,000	35,280
USANA Health Sciences, Inc. (a)(d)	11,065	293,444
		12,645,145
Tobacco - 0.1%
Alliance One International, Inc. (a)	116,273	553,459
Star Scientific, Inc. (a)(d)	87,611	438,055
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Universal Corp.	39,455	$ 1,461,019
Vector Group Ltd.	70,640	1,034,876
		3,487,409
TOTAL CONSUMER STAPLES		85,502,313
ENERGY - 9.4%
Energy Equipment & Services - 2.4%
Allis-Chalmers Energy, Inc. (a)(d)	46,006	125,136
Atwood Oceanics, Inc. (a)(d)	71,000	1,878,660
Basic Energy Services, Inc. (a)(d)	33,932	343,392
Bolt Technology Corp. (a)(d)	15,622	177,310
Boots & Coots/International Well Control, Inc. (a)	73,079	95,003
Bristow Group, Inc. (a)(d)	32,086	1,014,880
Bronco Drilling Co., Inc. (a)	49,438	293,662
Cal Dive International, Inc. (a)(d)	55,966	564,697
Carbo Ceramics, Inc. (d)	34,913	1,320,410
Complete Production Services, Inc. (a)	66,317	469,524
Dawson Geophysical Co. (a)	12,671	340,343
Dresser-Rand Group, Inc. (a)	105,193	2,945,404
Dril-Quip, Inc. (a)(d)	38,943	1,609,125
ENGlobal Corp. (a)(d)	20,365	111,397
Exterran Holdings, Inc. (a)(d)	88,258	1,757,217
FMC Technologies, Inc. (a)(d)	166,000	6,908,920
Global Industries Ltd. (a)	160,521	1,123,647
Gulf Island Fabrication, Inc.	29,903	475,458
Gulfmark Offshore, Inc. (a)	29,489	899,415
Helix Energy Solutions Group, Inc. (a)	110,987	1,248,604
Helmerich & Payne, Inc.	122,254	4,275,222
Hercules Offshore, Inc. (a)(d)	117,721	546,225
Hornbeck Offshore Services, Inc. (a)	31,915	885,322
ION Geophysical Corp. (a)	121,130	342,798
Key Energy Services, Inc. (a)	172,816	1,114,663
Lufkin Industries, Inc.	22,541	1,022,911
Matrix Service Co. (a)	37,430	423,708
Mitcham Industries, Inc. (a)	14,875	75,714
NATCO Group, Inc. Class A (a)	27,374	774,684
Natural Gas Services Group, Inc. (a)	22,146	329,090
Newpark Resources, Inc. (a)	121,438	349,741
Oceaneering International, Inc. (a)	71,000	3,650,820
Oil States International, Inc. (a)(d)	63,000	1,646,190
Omni Energy Services Corp. (a)	31,673	72,214
OYO Geospace Corp. (a)	9,619	149,095
Parker Drilling Co. (a)	150,000	702,000
Patterson-UTI Energy, Inc.	197,515	2,832,365
PHI, Inc. (non-vtg.) (a)	19,564	308,916
Pioneer Drilling Co. (a)	62,000	388,120
Pride International, Inc. (a)(d)	220,000	5,328,400
Royale Energy, Inc. (a)(d)	5,582	13,118
RPC, Inc.	51,393	531,918

	Shares	Value
SEACOR Holdings, Inc. (a)(d)	30,880	$ 2,359,541
Sulphco, Inc. (a)(d)	45,227	47,036
Superior Energy Services, Inc. (a)(d)	110,000	2,536,600
Superior Well Services, Inc. (a)	26,504	266,100
T-3 Energy Services, Inc. (a)	18,117	263,059
Tesco Corp. (a)	40,000	356,000
TETRA Technologies, Inc. (a)	101,062	879,239
TGC Industries, Inc.	14,050	65,473
Tidewater, Inc.	69,293	3,303,197
Trico Marine Services, Inc. (a)(d)	25,908	76,429
Union Drilling, Inc. (a)	22,965	224,827
Unit Corp. (a)	60,000	2,010,600
		61,853,539
Oil, Gas & Consumable Fuels - 7.0%
Abraxas Petroleum Corp. (a)	50,751	59,886
Adams Resources & Energy, Inc.	14,021	248,172
Alliance Holdings GP, LP	13,326	290,507
Alliance Resource Partners LP	22,557	858,519
Alon USA Energy, Inc.	69,660	925,085
Alpha Natural Resources, Inc. (a)	88,705	2,443,823
American Oil & Gas, Inc. NV (a)	44,073	41,869
APCO Argentina, Inc.	29,572	469,899
Approach Resources, Inc. (a)	13,771	123,113
Arch Coal, Inc.	177,110	3,281,848
Arena Resources, Inc. (a)(d)	46,794	1,676,161
Atlas America, Inc. (d)	56,090	1,033,178
Atlas Energy Resources LLC	46,133	965,564
Atlas Pipeline Holdings LP	10,000	28,500
Atlas Pipeline Partners, LP	38,104	199,284
ATP Oil & Gas Corp. (a)(d)	59,506	536,149
Barnwell Industries, Inc.	3,174	14,124
Berry Petroleum Co. Class A (d)	55,643	1,086,151
Bill Barrett Corp. (a)(d)	42,000	1,429,260
Boardwalk Pipeline Partners, LP	37,197	767,746
BP Prudhoe Bay Royalty Trust (d)	35,036	2,591,963
BPZ Energy, Inc. (a)	85,778	613,313
BreitBurn Energy Partners LP	56,806	477,170
Brigham Exploration Co. (a)	55,937	189,067
Buckeye GP Holdings LP	13,298	264,630
Buckeye Partners LP	43,206	1,857,426
Callon Petroleum Co. (a)	40,157	106,014
Calumet Specialty Products Partners LP	13,761	181,576
Cano Petroleum, Inc. (a)	62,407	43,685
Capital Product Partners LP	10,000	99,100
Carrizo Oil & Gas, Inc. (a)(d)	47,011	1,003,685
Cheniere Energy Partners LP	15,398	114,561
Cheniere Energy, Inc. (a)(d)	124,035	514,745
Cimarex Energy Co. (d)	103,636	3,380,606
Clayton Williams Energy, Inc. (a)(d)	14,988	367,506
Clean Energy Fuels Corp. (a)(d)	85,696	825,252
CNX Gas Corp. (a)	46,314	1,423,692
Comstock Resources, Inc. (a)(d)	58,500	2,330,055
Concho Resources, Inc. (a)	79,040	2,533,232
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Contango Oil & Gas Co. (a)(d)	20,158	$ 1,005,279
Continental Resources, Inc. (a)	48,000	1,421,280
Copano Energy LLC	54,963	868,965
CREDO Petroleum Corp. (a)	9,108	83,429
Cross Timbers Royalty Trust	16,215	424,184
Crosstex Energy LP	31,913	99,888
Crosstex Energy, Inc.	190,000	665,000
CVR Energy, Inc. (a)(d)	215,000	2,055,400
DCP Midstream Partners LP	24,737	475,940
Delek US Holdings, Inc.	87,224	894,046
Delta Petroleum Corp. (a)	272,091	544,182
Dht Maritime, Inc.	76,691	442,507
Dorchester Minerals LP	21,735	445,568
Double Eagle Petroleum Co. (a)	12,444	59,109
Eagle Rock Energy Partners LP	39,918	119,355
El Paso Pipeline Partners LP	24,533	471,034
Enbridge Energy Management LLC	25,054	959,568
Enbridge Energy Partners LP	63,701	2,570,335
Encore Acquisition Co. (a)	63,000	2,235,870
Encore Energy Partners LP	14,500	228,520
Endeavor International Corp. (a)	74,100	127,452
Energy Transfer Equity LP	123,518	3,246,053
Energy Transfer Partners LP	80,259	3,395,758
Enterprise GP Holdings LP	25,986	703,441
Enterprise Products Partners LP	285,000	7,410,000
EV Energy Partners LP	5,000	106,150
Evergreen Energy, Inc. (a)(d)	63,376	65,151
Evolution Petroleum Corp. (a)	8,208	21,341
EXCO Resources, Inc. (a)(d)	218,000	3,355,020
Forest Oil Corp. (a)(d)	125,887	2,393,112
Foundation Coal Holdings, Inc.	58,735	1,723,872
Frontier Oil Corp.	195,000	3,406,650
FX Energy, Inc. (a)(d)	67,613	241,378
Gasco Energy, Inc. (a)	127,719	54,919
Gastar Exploration Ltd. (a)	204,100	77,559
General Maritime Corp. (d)	95,653	916,356
Genesis Energy LP	11,331	147,416
Geomet, Inc. (a)	38,693	48,366
Georesources, Inc. (a)	6,110	51,691
Global Energy Holdings Group, Inc. (a)	28,810	5,186
Global Partners LP	5,000	82,500
GMX Resources, Inc. (a)	22,848	403,724
Goodrich Petroleum Corp. (a)(d)	36,000	961,920
Green Plains Renewable Energy, Inc. (a)	3,244	14,274
Gulfport Energy Corp. (a)	47,797	297,297
Harvest Natural Resources, Inc. (a)	61,899	326,208
Hiland Partners LP	2,430	12,976
HKN, Inc. (a)	2,038	5,319
Holly Corp. (d)	92,000	2,225,480
Holly Energy Partners LP	8,815	265,332
Houston American Energy Corp.	20,000	42,200

	Shares	Value
Hugoton Royalty Trust	67,162	$ 932,209
Hyperdynamics Corp. (a)(d)	30,744	15,065
Inergy Holdings LP	5,264	202,664
Inergy LP	40,677	1,033,196
International Coal Group, Inc. (a)(d)	165,970	531,104
James River Coal Co. (a)(d)	36,764	824,249
K-Sea Transportation Partners LP	4,670	90,365
Kinder Morgan Energy Partners LP	180,493	9,230,412
Kinder Morgan Management LLC	81,002	3,636,180
Linn Energy LLC (d)	137,529	2,716,198
Magellan Midstream Holdings LP	24,924	524,152
Magellan Midstream Partners LP	66,229	2,314,704
Mariner Energy, Inc. (a)	128,778	1,862,130
Markwest Energy Partners LP	48,674	875,645
Martin Midstream Partners LP	4,000	75,560
McMoRan Exploration Co. (a)(d)	116,316	788,622
Meridian Resource Corp. (a)	109,265	53,540
National Coal Corp. (a)	29,899	54,416
Natural Resource Partners LP	30,154	713,444
Newfield Exploration Co. (a)(d)	167,000	6,032,040
NGAS Resources, Inc. (a)(d)	31,511	73,736
Northern Oil & Gas, Inc. (a)(d)	28,649	226,614
NuStar Energy LP	54,699	2,955,387
NuStar GP Holdings LLC	59,196	1,401,169
ONEOK Partners LP	52,000	2,516,280
Overseas Shipholding Group, Inc. (d)	28,453	962,280
Pacific Ethanol, Inc. (a)	36,225	13,766
Panhandle Royalty Co. Class A	14,442	297,505
Parallel Petroleum Corp. (a)	61,031	126,944
Patriot Coal Corp. (a)(d)	82,258	745,257
Penn Virginia Corp.	51,646	987,472
Penn Virginia GP Holdings, L.P.	12,000	150,000
Penn Virginia Resource Partners LP	30,000	457,500
Petrohawk Energy Corp. (a)(d)	350,500	8,832,600
Petroleum Development Corp. (a)	54,287	983,138
Petroquest Energy, Inc. (a)(d)	46,033	255,023
Plains Exploration & Production Co. (a)	150,746	4,263,097
PrimeEnergy Corp. (a)	1,965	74,650
Quest Resource Corp. (a)	39,088	21,498
Quicksilver Resources, Inc. (a)(d)	146,202	1,644,773
Ram Energy Resources, Inc. (a)	61,104	59,882
Regency Energy Partners LP	34,050	430,392
Rentech, Inc. (a)	295,045	156,374
Rex Energy Corp. (a)	27,860	189,727
Rio Vista Energy Partners LP	601	258
Rosetta Resources, Inc. (a)	84,372	736,568
SandRidge Energy, Inc. (a)(d)	135,447	1,475,018
Ship Finance International Ltd. (NY Shares)	91,379	1,131,272
Southern Union Co.	176,077	3,060,218
St. Mary Land & Exploration Co.	81,000	1,754,460
Stone Energy Corp. (a)	59,608	503,688
Sunoco Logistics Partners LP	15,042	788,502
Swift Energy Co. (a)	50,435	828,647
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Syntroleum Corp. (a)	20,072	$ 45,563
Targa Resources Partners LP	33,670	442,761
TC Pipelines LP	17,062	591,881
Teekay Corp. (d)	71,837	1,152,265
Teekay LNG Partners LP	13,806	265,075
TEPPCO Partners LP	70,000	2,088,100
Toreador Resources Corp. (d)	15,374	59,497
Tri-Valley Corp. (a)(d)	35,638	38,133
Ultra Petroleum Corp. (a)(d)	192,975	8,737,908
Uranium Resources, Inc. (a)	45,900	56,916
USEC, Inc. (a)	142,000	759,700
Vaalco Energy, Inc. (a)	88,590	403,970
Venoco, Inc. (a)	44,155	317,033
Verenium Corp. (a)(d)	47,369	28,421
W&T Offshore, Inc.	52,842	538,988
Walter Energy, Inc.	70,031	2,285,812
Warren Resources, Inc. (a)	110,163	244,562
Western Gas Partners LP	15,000	227,400
Western Refining, Inc. (d)	118,000	1,681,500
Westmoreland Coal Co. (a)	12,922	113,714
Whiting Petroleum Corp. (a)(d)	66,000	3,092,760
Williams Partners LP	40,610	752,097
Williams Pipeline Partners LP	14,967	289,611
World Fuel Services Corp. (d)	62,500	2,652,500
Zion Oil & Gas, Inc. (a)(d)	19,000	166,820
		181,242,253
TOTAL ENERGY		243,095,792
FINANCIALS - 21.9%
Capital Markets - 2.0%
Affiliated Managers Group, Inc. (a)	50,985	2,860,768
AllianceBernstein Holding LP	37,550	716,454
BGC Partners, Inc. Class A	116,459	392,467
BlackRock, Inc. Class A	26,431	4,215,745
Broadpoint Securities Group, Inc. (a)	2,377	10,411
Calamos Asset Management, Inc. Class A	35,085	435,756
Cohen & Steers, Inc. (d)	27,733	427,920
Cowen Group, Inc. (a)	23,319	118,227
Deerfield Capital Corp.	4,454	16,480
Diamond Hill Investment Group, Inc.	4,100	162,647
Eaton Vance Corp. (non-vtg.) (d)	146,117	3,959,771
Epoch Holding Corp.	16,336	104,060
Evercore Partners, Inc. Class A	18,051	348,745
FBR Capital Markets Corp. (a)	34,623	174,846
FCStone Group, Inc. (a)(d)	31,967	130,425
FirstCity Financial Corp. (a)	5,260	25,248
Fortress Investment Group LLC (d)	60,206	279,958
GAMCO Investors, Inc. Class A	10,684	561,444
GFI Group, Inc.	96,525	580,115

	Shares	Value
GLG Partners, Inc. (d)	311,724	$ 1,137,793
Greenhill & Co., Inc.	17,696	1,300,656
HFF, Inc. (a)	16,711	56,817
International Assets Holding Corp. (a)(d)	4,586	66,910
Investment Technology Group, Inc. (a)	54,835	1,140,568
Jefferies Group, Inc. (d)	148,927	3,221,291
JMP Group, Inc.	1,543	10,801
KBW, Inc. (a)(d)	38,713	1,007,699
Knight Capital Group, Inc. Class A (a)(d)	115,969	1,995,826
LaBranche & Co., Inc. (a)	92,729	399,662
Ladenburg Thalmann Financial Services, Inc. (a)	96,420	74,243
Lazard Ltd. Class A	47,916	1,355,064
Merriman Curhan Ford Group, Inc. (a)	10,677	5,339
MF Global Ltd. (a)(d)	137,478	835,866
National Holdings Corp. (a)	1,000	600
Och-Ziff Capital Management Group LLC Class A	43,816	432,902
optionsXpress Holdings, Inc.	62,826	1,073,696
Penson Worldwide, Inc. (a)(d)	32,826	324,321
Piper Jaffray Companies (a)	23,523	848,475
Pzena Investment Management, Inc.	13,002	84,903
Raymond James Financial, Inc. (d)	122,360	1,945,524
Riskmetrics Group, Inc. (a)(d)	39,850	640,390
Sanders Morris Harris Group, Inc.	27,371	147,803
SEI Investments Co.	184,671	2,849,474
Siebert Financial Corp.	7,668	12,039
Stifel Financial Corp. (a)(d)	30,779	1,340,118
SWS Group, Inc.	40,889	523,788
TD Ameritrade Holding Corp. (a)(d)	300,000	5,112,000
The Blackstone Group LP	198,000	2,168,100
thinkorswim Group, Inc. (a)	70,221	708,530
Thomas Weisel Partners Group, Inc. (a)	28,776	144,456
TradeStation Group, Inc. (a)	47,766	391,681
U.S. Global Investments, Inc. Class A	17,919	122,745
Virtus Investment Partners, Inc. (a)	7,672	113,546
W.P. Carey & Co. LLC	26,325	685,503
Waddell & Reed Financial, Inc. Class A	109,513	2,672,117
Westwood Holdings Group, Inc.	12,700	516,382
		50,989,115
Commercial Banks - 3.6%
1st Source Corp.	19,667	352,039
Abigail Adams National Bancorp, Inc.	3,050	6,344
Amcore Financial, Inc. (d)	19,154	20,495
American National Bankshares, Inc.	2,434	45,394
AmericanWest Bancorp (a)	13,795	7,863
Ameris Bancorp	15,734	98,652
AmeriServ Financial, Inc. (d)	8,597	14,185
Ames National Corp.	14,284	292,393
Arrow Financial Corp.	18,308	459,531
Associated Banc-Corp.	158,734	2,296,881
BancFirst Corp.	15,318	590,968
Bancorp, Inc., Delaware (a)	13,627	84,079
BancorpSouth, Inc.	98,000	2,179,520
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
BancTrust Financial Group, Inc. (d)	17,257	$ 71,962
Bank of Florida Corp. (a)(d)	9,353	32,736
Bank of Granite Corp.	16,693	58,426
Bank of Hawaii Corp.	59,000	2,208,370
Bank of Marin Bancorp	4,442	119,934
Bank of the Ozarks, Inc.	18,728	473,631
Banner Corp. (d)	30,082	185,004
Bar Harbor Bankshares	2,569	71,932
BOK Financial Corp. (d)	31,426	1,274,639
Boston Private Financial Holdings, Inc. (d)	99,544	495,729
Bryn Mawr Bank Corp.	2,058	37,353
Cadence Financial Corp.	15,524	46,727
Camden National Corp.	8,896	290,632
Capital Bank Corp.	4,787	26,759
Capital City Bank Group, Inc. (d)	16,530	234,065
CapitalSource, Inc.	290,000	1,087,500
Capitol Bancorp Ltd. (d)	23,433	93,498
Cardinal Financial Corp.	29,899	242,481
Cascade Bancorp (d)	37,466	72,309
Cascade Financial Corp.	13,915	48,424
Cathay General Bancorp (d)	71,218	737,818
Center Bancorp, Inc.	10,005	82,941
Center Financial Corp., California	24,368	76,516
Central Pacific Financial Corp. (d)	44,540	266,349
Century Bancorp, Inc. Class A (non-vtg.)	2,001	34,037
Chemical Financial Corp.	35,026	660,590
Citizens & Northern Corp.	6,760	141,149
Citizens Banking Corp., Michigan (a)(d)	176,134	200,793
Citizens Financial Services, Inc.	1,545	33,990
City Bank Lynnwood, Washington (d)	16,408	49,224
City Holding Co.	25,987	824,827
City National Corp. (d)	50,000	1,828,500
CoBiz, Inc. (d)	27,397	178,081
Colonial Bancgroup, Inc. (d)	255,188	331,744
Colony Bankcorp, Inc.	4,000	29,160
Columbia Bancorp, Oregon (d)	11,500	28,750
Columbia Banking Systems, Inc.	22,684	246,575
Commerce Bancshares, Inc.	96,414	3,034,149
Community Bancorp (a)(d)	12,885	14,818
Community Bank System, Inc.	58,154	901,387
Community Capital Corp.	2,185	11,886
Community Trust Bancorp, Inc.	19,139	526,897
Cullen/Frost Bankers, Inc.	72,375	3,542,756
CVB Financial Corp. (d)	110,506	701,713
Dearborn Bancorp, Inc. (a)	11,262	22,637
East West Bancorp, Inc.	103,689	836,770
Eastern Virgina Bankshares, Inc.	3,012	24,608
Enterprise Financial Services Corp.	14,184	111,770
EuroBancshares, Inc. (a)	10,674	15,798
Fidelity Southern Corp.	4,990	15,719
Financial Institutions, Inc.	10,570	122,084

	Shares	Value
First Bancorp, North Carolina	27,078	$ 373,406
First Bancorp, Puerto Rico	106,435	520,467
First Busey Corp. (d)	35,164	272,521
First Citizen Bancshares, Inc.	7,500	993,675
First Commonwealth Financial Corp. (d)	129,260	956,524
First Community Bancshares, Inc.	16,745	292,033
First Financial Bancorp, Ohio	55,347	472,110
First Financial Bankshares, Inc.	22,741	1,110,443
First Financial Corp., Indiana	14,409	484,863
First M&F Corp.	1,684	7,157
First Mariner Bancorp, Inc. (a)	999	1,309
First Merchants Corp.	29,347	290,242
First Midwest Bancorp, Inc., Delaware	59,884	520,991
First of Long Island Corp.	1,872	46,800
First Regional Bancorp (a)(d)	14,196	24,843
First Security Group, Inc.	10,700	47,187
First South Bancorp, Inc., Virginia (d)	5,916	58,568
First State Bancorp. (d)	23,559	38,166
First United Corp.	5,930	71,753
Firstbank Corp., Michigan	7,615	49,878
FirstMerit Corp.	103,439	1,800,873
FNB Corp., North Carolina	14,866	39,990
FNB Corp., Pennsylvania	108,000	721,440
Frontier Financial Corp., Washington (d)	57,476	85,639
Fulton Financial Corp. (d)	234,841	1,364,426
German American Bancorp, Inc.	17,151	227,251
Glacier Bancorp, Inc.	71,948	1,192,178
Great Southern Bancorp, Inc. (d)	12,120	265,549
Green Bankshares, Inc. (d)	21,440	120,707
Guaranty Bancorp (a)	68,760	107,266
Hampton Roads Bankshares, Inc. (d)	6,700	52,260
Hancock Holding Co.	32,000	1,117,760
Hanmi Financial Corp. (d)	75,657	108,946
Harleysville National Corp., Pennsylvania	65,283	411,936
Hawthorn Bancshares, Inc.	5,406	57,087
Heartland Financial USA, Inc.	16,000	241,920
Heritage Commerce Corp.	8,124	49,313
Heritage Financial Corp., Washington	4,130	49,560
Home Bancshares, Inc.	23,950	477,803
Horizon Financial Corp. (d)	17,153	29,160
IBERIABANK Corp. (d)	25,503	1,109,891
Independent Bank Corp., Massachusetts	37,236	756,636
Independent Bank Corp., Michigan (d)	20,910	34,083
Integra Bank Corp.	19,801	29,107
International Bancshares Corp. (d)	67,441	756,688
Intervest Bancshares Corp. Class A	9,743	42,772
Investors Bancorp, Inc. (a)	64,698	564,167
Irwin Financial Corp. (a)	23,780	25,207
Lakeland Bancorp, Inc.	37,435	396,437
Lakeland Financial Corp.	17,512	327,124
Macatawa Bank Corp. (d)	20,513	73,026
MainSource Financial Group, Inc.	28,777	229,353
MB Financial, Inc.	50,428	514,870
MBT Financial Corp.	10,000	22,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Mercantile Bancorp, Inc., Illinois (d)	5,364	$ 31,111
Mercantile Bank Corp.	8,789	33,486
Merchants Bancshares, Inc.	6,649	144,350
Metrocorp Bancshares, Inc.	4,282	15,415
Midsouth Bancorp, Inc.	3,481	52,389
Midwest Banc Holdings, Inc. (d)	27,414	33,171
MidWestOne Financial Group, Inc.	3,324	25,761
Nara Bancorp, Inc.	35,509	157,660
National Penn Bancshares, Inc. (d)	102,720	622,483
NBT Bancorp, Inc.	46,432	1,018,718
NewBridge Bancorp	11,690	26,186
North Valley Bancorp	11,383	53,045
Northern States Financial Corp.	2,836	19,710
Northfield Bancorp, Inc.	20,481	218,737
Northrim Bancorp, Inc.	1,031	15,589
Ohio Valley Banc Corp.	6,000	143,520
Old National Bancorp, Indiana	93,367	1,119,470
Old Second Bancorp, Inc. (d)	20,047	128,501
Oriental Financial Group, Inc.	38,839	384,894
PAB Bankshares, Inc. (d)	7,901	28,286
Pacific Capital Bancorp (d)	85,692	429,317
Pacific Mercantile Bancorp (a)	7,285	29,140
PacWest Bancorp	46,259	653,640
Park National Corp. (d)	18,900	1,190,700
Peapack-Gladstone Financial Corp.	5,448	92,071
Pennsylvania Communication Bancorp, Inc. (a)(d)	4,180	75,909
Peoples Bancorp, Inc.	11,922	211,377
Peoples Financial Corp., Mississippi	4,312	77,616
Pinnacle Financial Partners, Inc. (a)(d)	30,000	435,000
Popular, Inc. (d)	386,110	1,135,163
Preferred Bank, Los Angeles California	10,547	47,462
PremierWest Bancorp (d)	19,543	69,769
Princeton National Bancorp, Inc.	2,512	37,278
PrivateBancorp, Inc. (d)	59,295	1,187,679
Prosperity Bancshares, Inc. (d)	58,000	1,627,480
QCR Holdings, Inc.	4,300	45,580
Renasant Corp.	35,224	482,569
Republic Bancorp, Inc., Kentucky Class A	17,805	431,771
Republic First Bancorp, Inc. (a)	7,220	56,172
Royal Bancshares of Pennsylvania, Inc. Class A	6,704	14,615
S&T Bancorp, Inc.	48,624	726,443
S.Y. Bancorp, Inc.	22,264	551,702
Sandy Spring Bancorp, Inc. (d)	23,440	319,956
Santander Bancorp	4,969	36,572
Savannah Bancorp, Inc.	3,956	27,692
SCBT Financial Corp.	17,451	393,520
Seacoast Banking Corp., Florida (d)	17,060	43,844
Security Bank Corp., Georgia (d)	23,305	12,818

	Shares	Value
Shore Bancshares, Inc.	5,814	$ 107,559
Sierra Bancorp (d)	13,100	189,688
Signature Bank, New York (a)	44,334	1,199,235
Simmons First National Corp. Class A	23,487	641,900
Smithtown Bancorp, Inc.	14,655	180,257
South Financial Group, Inc. (d)	98,641	187,418
Southside Bancshares, Inc.	25,475	583,887
Southwest Bancorp, Inc., Oklahoma	21,075	194,944
Southwest Georgia Financial Corp.	835	7,724
State Bancorp, Inc., New York	10,592	80,817
StellarOne Corp.	28,357	349,358
Sterling Bancorp, New York	33,378	306,410
Sterling Bancshares, Inc.	101,404	642,901
Sterling Financial Corp., Washington (d)	76,895	319,114
Suffolk Bancorp (d)	18,681	487,574
Summit Financial Group, Inc.	1,800	10,836
Sun Bancorp, Inc., New Jersey	26,455	177,778
Superior Bancorp	14,301	47,765
Susquehanna Bancshares, Inc., Pennsylvania (d)	118,446	845,704
SVB Financial Group (a)(d)	39,031	1,051,885
Synovus Financial Corp. (d)	362,694	1,186,009
Taylor Capital Group, Inc. (a)	10,172	62,863
TCF Financial Corp. (d)	166,355	2,388,858
Temecula Valley Bancorp, Inc.	12,685	5,074
Tennessee Commerce Bancorp, Inc. (a)	4,775	31,038
Texas Capital Bancshares, Inc. (a)	47,387	727,390
TIB Financial Corp. (d)	6,922	20,697
Tompkins Financial Corp.	9,989	482,968
TowneBank	33,000	537,900
Trico Bancshares	20,077	285,495
Trustmark Corp.	68,441	1,340,759
UCBH Holdings, Inc. (d)	125,795	194,982
UMB Financial Corp.	42,948	1,723,503
Umpqua Holdings Corp. (d)	87,360	742,560
Union Bankshares Corp. (d)	17,434	252,444
United Bankshares, Inc., West Virginia	54,000	1,138,860
United Community Banks, Inc., Georgia (d)	64,898	502,960
United Security Bancshares, California (d)	6,458	39,394
Univest Corp. of Pennsylvania	19,000	377,530
Valley National Bancorp	189,547	2,301,101
Virginia Commerce Bancorp, Inc.	30,283	74,799
VIST Financial Corp.	2,051	15,362
W Holding Co., Inc. (d)	6,601	124,891
Washington Banking Co., Oak Harbor	10,700	93,625
Washington Trust Bancorp, Inc.	24,860	419,885
Webster Financial Corp. (d)	93,752	699,390
WesBanco, Inc.	40,389	663,591
West Bancorp., Inc.	13,500	86,400
West Coast Bancorp, Oregon (d)	15,866	43,790
Westamerica Bancorp.	36,200	1,877,332
Western Alliance Bancorp. (a)	82,635	571,834
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Whitney Holding Corp.	81,558	$ 1,011,319
Wilmington Trust Corp., Delaware (d)	91,588	1,319,783
Wilshire Bancorp, Inc.	30,000	144,600
Wintrust Financial Corp.	33,671	606,078
Yadkin Valley Financial Corp.	5,000	32,250
		93,745,757
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	68,068	306,306
Advanta Corp. Class B	64,251	44,976
AmeriCredit Corp. (a)(d)	70,441	895,305
Cardtronics, Inc. (a)	21,500	69,660
Cash America International, Inc.	36,000	828,720
CompuCredit Corp. (a)(d)	50,670	151,503
Consumer Portfolio Services, Inc. (a)	11,918	11,680
Credit Acceptance Corp. (a)(d)	9,307	198,425
Dollar Financial Corp. (a)(d)	33,867	341,041
EZCORP, Inc. (non-vtg.) Class A (a)	54,000	656,100
First Cash Financial Services, Inc. (a)	30,124	455,174
First Marblehead Corp. (a)	55,188	97,131
Nelnet, Inc. Class A (a)	35,891	303,638
QC Holdings, Inc.	10,421	66,694
Rewards Network, Inc. (a)	31,487	129,097
Student Loan Corp.	8,929	396,894
United Panam Financial Corp. (a)(d)	5,347	21,655
World Acceptance Corp. (a)(d)	17,530	351,126
		5,325,125
Diversified Financial Services - 0.3%
Ampal-American Israel Corp. Class A (a)	4,585	11,325
Asset Acceptance Capital Corp. (a)(d)	17,141	147,413
Asta Funding, Inc. (d)	11,285	53,604
California First National Bancorp	373	4,663
Catskill Litigation Trust (a)	1,036	0
Encore Capital Group, Inc. (a)	26,184	337,250
Financial Federal Corp.	34,564	856,842
Interactive Brokers Group, Inc. (a)	54,167	805,463
KKR Financial Holdings LLC	162,868	203,585
Life Partners Holdings, Inc. (d)	18,118	287,895
MarketAxess Holdings, Inc. (a)	41,888	441,918
Marlin Business Services Corp. (a)	7,748	29,442
Medallion Financial Corp.	52,498	387,960
MicroFinancial, Inc.	5,166	12,088
MSCI, Inc. Class A (a)(d)	127,300	2,707,671
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)	37,643	113,305
PHH Corp. (a)(d)	66,600	1,025,640
PICO Holdings, Inc. (a)(d)	18,144	506,762
Portfolio Recovery Associates, Inc. (a)(d)	18,881	679,150
Primus Guaranty Ltd. (a)(d)	21,499	59,767

	Shares	Value
Resource America, Inc. Class A	15,458	$ 81,773
Teton Advisors, Inc. (a)	144	52
		8,753,568
Insurance - 9.5%
21st Century Holding Co.	8,797	28,766
Alleghany Corp. (d)	7,658	1,991,080
Allied World Assurance Co. Holdings Ltd.	51,000	1,925,250
AMBAC Financial Group, Inc. (d)	306,346	382,933
American Equity Investment Life Holding Co. (d)	73,625	427,761
American Financial Group, Inc.	90,718	1,943,180
American Independence Corp. (a)	3,087	13,274
American National Insurance Co.	19,939	1,579,568
American Physicians Capital, Inc.	14,991	578,203
American Physicians Service Group, Inc.	11,000	235,730
American Safety Insurance Group Ltd. (a)	9,346	116,545
Amerisafe, Inc. (a)	25,221	407,319
Amtrust Financial Services, Inc.	51,934	497,008
Arch Capital Group Ltd. (a)	64,149	3,650,720
Argo Group International Holdings, Ltd. (a)	36,478	1,022,843
Arthur J. Gallagher & Co.	124,643	2,611,271
Aspen Insurance Holdings Ltd.	100,135	2,312,117
Assured Guaranty Ltd.	64,653	847,601
Axis Capital Holdings Ltd.	177,274	4,233,303
Baldwin & Lyons, Inc. Class B	14,444	284,113
Berkshire Hathaway, Inc. Class A (a)	1,505	137,857,970
Brown & Brown, Inc.	143,000	2,757,040
Citizens, Inc. Class A (a)(d)	38,666	254,809
CNA Financial Corp. (d)	35,859	520,314
CNA Surety Corp. (a)	22,189	336,607
Conseco, Inc. (a)	189,886	457,625
Crawford & Co. Class B (a)(d)	30,301	135,142
CRM Holdings Ltd. (a)	9,636	11,081
Delphi Financial Group, Inc. Class A	55,000	1,047,200
Donegal Group, Inc. Class A	17,200	260,064
Eastern Insurance Holdings, Inc.	11,883	112,889
eHealth, Inc. (a)	32,062	512,992
EMC Insurance Group	12,011	262,320
Employers Holdings, Inc.	57,611	703,430
Endurance Specialty Holdings Ltd.	68,204	1,873,564
Enstar Group Ltd. (a)	7,945	438,564
Erie Indemnity Co. Class A	47,227	1,634,054
Everest Re Group Ltd.	74,690	5,170,789
FBL Financial Group, Inc. Class A	15,302	110,940
Fidelity National Financial, Inc. Class A	257,954	3,595,879
First Acceptance Corp. (a)	24,679	48,371
First Mercury Financial Corp.	29,062	426,630
Flagstone Reinsurance Holdings Ltd.	54,569	522,771
FPIC Insurance Group, Inc. (a)	11,481	341,445
Gainsco, Inc. (a)	196	635
Greenlight Capital Re, Ltd. (a)(d)	42,281	697,637
Hallmark Financial Services, Inc. (a)	12,591	87,633
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Hanover Insurance Group, Inc. (d)	61,418	$ 2,107,252
Harleysville Group, Inc.	19,640	575,256
HCC Insurance Holdings, Inc. (d)	136,539	3,371,148
Hilltop Holdings, Inc. (a)	68,431	813,645
Horace Mann Educators Corp.	38,802	350,382
Independence Holding Co.	5,623	40,767
Infinity Property & Casualty Corp.	19,221	707,525
Insure.com, Inc. (a)	779	1,628
Investors Title Co.	1,641	50,051
IPC Holdings Ltd.	68,304	1,697,354
Kansas City Life Insurance Co.	4,931	115,879
Maiden Holdings Ltd.	62,628	320,029
Markel Corp. (a)(d)	12,135	3,458,475
Max Capital Group Ltd.	56,814	898,229
Meadowbrook Insurance Group, Inc.	77,171	570,294
Mercer Insurance Group, Inc.	5,069	77,302
Mercury General Corp.	37,908	1,256,271
Montpelier Re Holdings Ltd.	118,028	1,579,215
National Financial Partners Corp. (d)	55,801	337,596
National Interstate Corp.	6,658	106,461
National Security Group, Inc.	2,778	21,557
National Western Life Insurance Co. Class A	3,518	421,773
Navigators Group, Inc. (a)(d)	16,527	722,891
Nymagic, Inc.	8,426	126,390
OdysseyRe Holdings Corp. (d)	30,632	1,231,713
Old Republic International Corp.	279,708	2,861,413
OneBeacon Insurance Group Ltd.	34,897	378,981
PartnerRe Ltd.	72,379	4,723,454
Phoenix Companies, Inc.	153,446	308,426
Platinum Underwriters Holdings Ltd.	61,878	1,783,943
PMA Capital Corp. Class A (a)	37,128	180,442
Presidential Life Corp.	31,226	269,168
ProAssurance Corp. (a)	35,942	1,624,938
Protective Life Corp.	105,650	1,305,834
Reinsurance Group of America, Inc.	78,500	2,887,230
RenaissanceRe Holdings Ltd.	79,260	3,627,730
RLI Corp.	23,173	1,085,887
Safety Insurance Group, Inc.	22,847	713,055
SeaBright Insurance Holdings, Inc. (a)	28,567	231,107
Selective Insurance Group, Inc.	58,379	771,187
Specialty Underwriters' Alliance, Inc. (a)	14,899	54,381
StanCorp Financial Group, Inc. (d)	61,800	1,917,036
State Auto Financial Corp.	18,291	305,643
Stewart Information Services Corp.	27,744	427,258
The First American Corp.	97,415	2,223,010
Tower Group, Inc.	47,906	1,144,474
Transatlantic Holdings, Inc.	29,130	1,127,622
Unico American Corp.	2,607	19,448
United America Indemnity Ltd. Class A (a)	74,511	356,163

	Shares	Value
United Fire & Casualty Co.	21,092	$ 367,212
Unitrin, Inc.	69,006	1,001,967
Universal Insurance Holdings, Inc.	15,000	76,950
Validus Holdings Ltd.	48,000	1,094,880
W.R. Berkley Corp.	169,055	3,666,803
Wesco Financial Corp.	2,262	671,814
White Mountains Insurance Group Ltd.	9,662	2,125,640
Zenith National Insurance Corp. (d)	53,369	1,144,765
		246,703,924
Real Estate Investment Trusts - 4.7%
Acadia Realty Trust (SBI) (d)	47,921	643,100
Agree Realty Corp.	18,217	315,701
Alesco Financial, Inc.	40,369	25,029
Alexanders, Inc.	3,135	846,481
Alexandria Real Estate Equities, Inc. (d)	47,105	1,691,070
AMB Property Corp. (SBI) (d)	167,139	2,983,431
American Campus Communities, Inc. (d)	64,400	1,480,556
American Capital Agency Corp.	17,547	333,393
Annaly Capital Management, Inc.	688,405	9,596,366
Anthracite Capital, Inc. (d)	104,762	113,143
Anworth Mortgage Asset Corp.	163,588	1,089,496
Arbor Realty Trust, Inc. (d)	23,691	36,958
Ashford Hospitality Trust, Inc. (d)	142,369	576,594
Associated Estates Realty Corp.	40,225	240,143
BioMed Realty Trust, Inc.	114,177	1,122,360
Brandywine Realty Trust (SBI)	124,480	927,376
BRE Properties, Inc.	64,000	1,598,720
BRT Realty Trust	3,818	13,745
Camden Property Trust (SBI)	78,200	2,347,564
Capital Trust, Inc. Class A (d)	26,517	42,692
CapLease, Inc.	80,502	249,556
Capstead Mortgage Corp.	81,555	972,951
Care Investment Trust, Inc.	14,587	86,793
CBL & Associates Properties, Inc. (d)	118,316	737,109
Cedar Shopping Centers, Inc.	79,374	409,570
Chimera Investment Corp.	494,305	1,725,124
Cogdell Spencer, Inc.	48,156	180,585
Colonial Properties Trust (SBI)	84,110	654,376
Corporate Office Properties Trust (SBI)	64,189	1,905,130
Cousins Properties, Inc. (d)	69,162	622,458
DCT Industrial Trust, Inc.	231,344	1,036,421
Developers Diversified Realty Corp. (d)	171,274	840,955
DiamondRock Hospitality Co. (d)	113,317	736,561
Digital Realty Trust, Inc. (d)	86,529	3,095,142
Douglas Emmett, Inc. (d)	129,640	1,205,652
Duke Realty LP	247,068	2,349,617
DuPont Fabros Technology, Inc.	37,662	356,659
EastGroup Properties, Inc.	29,752	1,014,841
Education Realty Trust, Inc.	50,625	235,913
Entertainment Properties Trust (SBI)	41,841	850,209
Equity Lifestyle Properties, Inc.	29,657	1,163,741
Equity One, Inc. (d)	40,230	580,921
Essex Property Trust, Inc. (d)	31,700	2,158,453
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Extra Space Storage, Inc.	138,287	$ 1,038,535
Federal Realty Investment Trust (SBI) (d)	70,015	3,686,290
FelCor Lodging Trust, Inc.	78,625	245,310
First Industrial Realty Trust, Inc. (d)	60,983	245,761
First Potomac Realty Trust	60,581	635,495
Franklin Street Properties Corp. (d)	72,177	909,430
Friedman, Billings, Ramsey Group, Inc. Class A (a)	140,622	53,436
Getty Realty Corp.	27,064	493,647
Gladstone Commercial Corp.	10,600	124,126
Glimcher Realty Trust	51,154	141,185
Gramercy Capital Corp.	40,689	91,143
Hatteras Financial Corp.	55,962	1,394,573
Healthcare Realty Trust, Inc.	67,197	1,106,735
Hersha Hospitality Trust	115,710	317,045
Highwoods Properties, Inc. (SBI)	74,159	1,677,477
Home Properties, Inc. (d)	36,000	1,198,800
Hospitality Properties Trust (SBI) (d)	126,113	1,761,799
HRPT Properties Trust (SBI)	290,032	1,377,652
Inland Real Estate Corp.	75,407	526,341
Investors Real Estate Trust	71,191	633,600
iStar Financial, Inc. (d)	129,061	400,089
Kilroy Realty Corp. (d)	42,511	905,059
Kite Realty Group Trust	62,696	203,135
LaSalle Hotel Properties (SBI)	67,345	921,280
Lexington Corporate Properties Trust	168,313	713,647
Liberty Property Trust (SBI) (d)	120,000	2,793,600
LTC Properties, Inc.	35,021	728,787
Mack-Cali Realty Corp. (d)	95,468	2,359,014
Maguire Properties, Inc. (a)(d)	48,565	50,993
Medical Properties Trust, Inc.	139,198	876,947
MFA Mortgage Investments, Inc.	299,700	1,876,122
Mid-America Apartment Communities, Inc.	31,006	1,125,208
Mission West Properties, Inc.	31,945	222,657
Monmouth Real Estate Investment Corp. Class A	15,627	94,231
National Health Investors, Inc.	33,584	887,625
National Retail Properties, Inc. (d)	98,578	1,686,670
Nationwide Health Properties, Inc. (d)	122,090	3,243,931
Newcastle Investment Corp.	55,833	39,641
NorthStar Realty Finance Corp. (d)	93,201	309,427
Omega Healthcare Investors, Inc.	93,418	1,491,885
One Liberty Properties, Inc.	24,646	151,573
Parkway Properties, Inc.	32,095	418,519
Pennsylvania Real Estate Investment Trust (SBI) (d)	50,247	280,378
PMC Commercial Trust	6,561	48,355
Post Properties, Inc. (d)	50,327	766,480
Potlatch Corp.	52,000	1,361,360
PS Business Parks, Inc.	23,174	1,039,817
RAIT Financial Trust (SBI)	90,009	111,611

	Shares	Value
Ramco-Gershenson Properties Trust (SBI)	36,937	$ 332,802
Rayonier, Inc.	98,700	3,948,000
Realty Income Corp. (d)	127,092	2,728,665
Redwood Trust, Inc. (d)	71,806	1,143,152
Regency Centers Corp. (d)	98,313	3,502,892
Resource Capital Corp.	20,772	68,340
Saul Centers, Inc. (d)	18,800	539,748
Senior Housing Properties Trust (SBI)	139,153	2,330,813
SL Green Realty Corp.	93,923	2,150,837
Sovran Self Storage, Inc. (d)	30,151	728,448
Strategic Hotel & Resorts, Inc. (d)	116,092	133,506
Sun Communities, Inc.	44,254	624,866
Sunstone Hotel Investors, Inc.	67,852	394,220
Supertel Hospitality, Inc., Maryland	13,197	21,511
Tanger Factory Outlet Centers, Inc. (d)	36,488	1,180,752
Taubman Centers, Inc. (d)	67,513	1,670,272
The Macerich Co. (d)	87,897	1,483,701
Transcontinental Realty Investors, Inc. (a)	1,497	19,042
U-Store-It Trust	74,905	225,464
UDR, Inc. (d)	160,984	1,770,824
UMH Properties, Inc.	4,453	35,624
Universal Health Realty Income Trust (SBI)	15,710	503,663
Urstadt Biddle Properties, Inc.	5,274	65,661
Urstadt Biddle Properties, Inc. Class A	31,902	422,063
Walter Investment Management Corp. (a)	24,246	327,321
Washington (REIT) (SBI)	61,491	1,344,193
Weingarten Realty Investors (SBI)	129,221	2,052,029
Winthrop Realty Trust	26,839	259,265
		121,966,750
Real Estate Management & Development - 0.4%
American Realty Investments, Inc. (a)	1,965	21,419
Avatar Holdings, Inc. (a)(d)	7,880	139,240
Brookfield Properties Corp.	286,679	2,167,294
Consolidated-Tomoka Land Co.	7,270	229,223
Forest City Enterprises, Inc. Class A (d)	146,363	1,037,714
Forestar Group, Inc. (a)(d)	45,029	547,553
Grubb & Ellis Co.	40,464	27,920
Jones Lang LaSalle, Inc.	37,146	1,301,967
Market Leader, Inc. (a)	9,851	17,830
Maui Land & Pineapple, Inc. (a)(d)	3,029	26,352
Reis, Inc. (a)	2,805	13,997
Stratus Properties, Inc. (a)	2,986	21,559
Tejon Ranch Co. (a)(d)	22,580	580,080
The St. Joe Co. (a)(d)	113,000	2,886,020
Thomas Properties Group, Inc.	49,960	74,440
ZipRealty, Inc. (a)	10,323	30,969
		9,123,577
Thrifts & Mortgage Finance - 1.2%
Abington Bancorp, Inc.	32,172	260,915
Anchor BanCorp Wisconsin, Inc.	18,340	23,659
Astoria Financial Corp.	110,259	850,097
Bank Mutual Corp.	77,190	700,113
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
BankAtlantic Bancorp, Inc. (non-vtg.) Class A (d)	9,904	$ 37,140
BankFinancial Corp.	29,332	262,815
BankUnited Financial Corp. Class A (d)	33,017	16,251
BCSB Bancorp, Inc. (a)	2,564	20,512
Beneficial Mutual Bancorp, Inc. (a)	45,731	437,188
Berkshire Bancorp, Inc.	1,110	6,094
Berkshire Hills Bancorp, Inc.	19,529	417,921
Brookline Bancorp, Inc., Delaware	99,393	978,027
Camco Financial Corp.	7,852	21,986
Capitol Federal Financial	45,652	1,921,493
CFS Bancorp, Inc.	5,521	22,029
Charter Financial Corp., Georgia	8,305	91,355
Cheviot Financial Corp.	52	471
Citizens First Bancorp, Inc., Delaware	3,754	3,116
Citizens South Banking Corp., Delaware	10,510	52,550
Clifton Savings Bancorp, Inc.	8,458	84,580
Corus Bankshares, Inc. (a)	43,002	12,471
Danvers Bancorp, Inc.	32,700	483,306
Dime Community Bancshares, Inc.	47,184	420,409
Doral Financial Corp. (a)(d)	14,606	51,559
ESB Financial Corp.	7,483	101,769
ESSA Bancorp, Inc.	28,000	390,600
Fannie Mae	1,201,557	877,137
Farmer Mac Class C (non-vtg.) (d)	12,702	79,388
First Clover Leaf Financial Corp.	10,566	90,868
First Defiance Financial Corp.	3,003	42,492
First Federal Bancshares of Arkansas, Inc.	3,747	17,723
First Federal Bankshares, Inc. (a)	2,907	5,814
First Financial Holdings, Inc.	22,059	196,987
First Financial Northwest, Inc.	27,660	243,131
First Financial Service Corp.	745	13,045
First Niagara Financial Group, Inc.	197,657	2,508,267
First Place Financial Corp.	18,173	76,690
Flagstar Bancorp, Inc. (a)	80,396	76,376
Flushing Financial Corp.	40,791	406,278
Freddie Mac (d)	749,598	599,678
Guaranty Financial Group, Inc. (a)(d)	64,639	20,684
Harrington West Financial Group, Inc.	4,000	6,000
HMN Financial, Inc.	2,852	17,112
Home Federal Bancorp, Inc.	18,626	176,202
HopFed Bancorp, Inc.	7,731	68,187
Indiana Community Bancorp	2,558	33,919
Jefferson Bancshares, Inc., Tennessee	5,738	33,280
Kearny Financial Corp.	25,844	289,970
Legacy Bancorp, Inc.	18,619	199,782
LSB Corp.	3,904	37,478
MGIC Investment Corp. (d)	150,995	658,338
MutualFirst Financial, Inc.	2,603	23,011
NASB Financial, Inc.	3,384	97,662

	Shares	Value
New England Bancshares, Inc.	7,230	$ 43,380
New York Community Bancorp, Inc.	441,133	4,878,931
NewAlliance Bancshares, Inc.	124,083	1,605,634
Northeast Community Bancorp, Inc.	8,762	76,405
Northwest Bancorp, Inc.	35,677	658,241
OceanFirst Financial Corp.	20,240	254,012
Ocwen Financial Corp. (a)	44,767	558,692
Oritani Financial Corp. (a)(d)	20,875	282,439
Pamrapo Bancorp, Inc.	2,874	27,935
Parkvale Financial Corp.	2,919	32,109
Peoples Community Bancorp, Inc. (a)	6,000	5,280
Provident Financial Holdings, Inc.	3,631	23,166
Provident Financial Services, Inc.	90,068	886,269
Provident New York Bancorp	52,295	431,957
Pulaski Financial Corp.	6,450	41,925
PVF Capital Corp.	5,643	11,907
Radian Group, Inc.	91,569	259,140
Rainier Pacific Financial Group, Inc.	3,186	2,294
Riverview Bancorp, Inc. (d)	13,156	39,468
Rockville Financial, Inc.	7,892	85,234
Roma Financial Corp.	13,524	170,132
Rome Bancorp, Inc.	12,337	119,669
TF Financial Corp.	1,778	36,182
TFS Financial Corp.	129,178	1,473,921
The PMI Group, Inc.	102,461	178,282
TierOne Corp. (d)	17,055	38,374
Timberland Bancorp, Inc.	12,774	61,315
Tree.com, Inc. (a)	6,533	67,159
Triad Guaranty, Inc. (a)(d)	10,834	6,609
Trustco Bank Corp., New York	130,577	736,454
United Community Financial Corp., Ohio	28,070	38,456
United Financial Bancorp, Inc.	19,561	244,121
ViewPoint Financial Group	20,326	297,369
Washington Federal, Inc. (d)	105,690	1,386,653
Waterstone Financial, Inc. (a)	7,726	23,410
Westfield Financial, Inc.	46,299	425,951
WSFS Financial Corp.	11,795	312,921
		30,385,321
TOTAL FINANCIALS		566,993,137
HEALTH CARE - 10.0%
Biotechnology - 2.3%
A.P. Pharma, Inc. (a)	4,452	3,918
Aastrom Biosciences, Inc. (a)	178,505	59,871
Abraxis BioScience, Inc. (a)	8,184	420,003
Acadia Pharmaceuticals, Inc. (a)(d)	42,194	82,700
Acorda Therapeutics, Inc. (a)(d)	49,963	1,233,586
Affymax, Inc. (a)	8,252	140,284
Alexion Pharmaceuticals, Inc. (a)(d)	101,025	3,687,413
Alkermes, Inc. (a)(d)	121,033	985,209
Allos Therapeutics, Inc. (a)	80,195	583,820
Alnylam Pharmaceuticals, Inc. (a)(d)	46,003	936,621
Altus Pharmaceuticals, Inc. (a)	23,918	6,936
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Amicus Therapeutics, Inc. (a)(d)	10,000	$ 66,400
Amylin Pharmaceuticals, Inc. (a)(d)	178,733	2,023,258
Anadys Pharmaceuticals, Inc. (a)	40,210	89,668
Antigenics, Inc. (a)	19,086	13,933
Arena Pharmaceuticals, Inc. (a)	152,768	563,714
ARIAD Pharmaceuticals, Inc. (a)(d)	116,734	175,101
ArQule, Inc. (a)	42,103	209,252
Array Biopharma, Inc. (a)(d)	77,370	240,621
AspenBio Pharma, Inc. (a)	20,000	31,800
Avalon Pharmaceuticals, Inc. rights 6/30/10 (a)	22,000	0
AVI BioPharma, Inc. (a)	25,727	31,387
Avigen, Inc. (a)	22,946	29,371
BioCryst Pharmaceuticals, Inc. (a)(d)	33,947	136,467
BioMarin Pharmaceutical, Inc. (a)(d)	128,499	1,796,416
Biosante Pharmaceuticals, Inc. (a)	21,771	45,719
BioSphere Medical, Inc. (a)	4,678	8,654
Cel-Sci Corp. (a)	5,333	1,493
Celera Corp. (a)	100,244	758,847
Cell Genesys, Inc. (a)	88,600	39,870
Celldex Therapeutics, Inc. (a)	18,665	168,358
Cepheid, Inc. (a)(d)	65,719	663,762
Cleveland Biolabs, Inc. (a)(d)	20,722	86,618
Combinatorx, Inc. (a)	22,451	17,736
Cougar Biotechnology, Inc. (a)(d)	24,065	1,034,554
Cubist Pharmaceuticals, Inc. (a)	74,235	1,266,449
CuraGen Corp. (a)	41,352	55,412
Curis, Inc. (a)	10,011	14,616
Cytokinetics, Inc. (a)	61,414	168,274
Cytori Therapeutics, Inc. (a)(d)	24,014	91,013
CytRx Corp. (a)	79,740	43,060
Dendreon Corp. (a)(d)	126,356	2,864,491
DUSA Pharmaceuticals, Inc. (a)	9,863	13,414
Dyax Corp. (a)	92,151	184,302
Dynavax Technologies Corp. (a)	21,508	30,756
Emergent BioSolutions, Inc. (a)	18,847	206,186
EntreMed, Inc. (a)	6,269	4,939
Enzon Pharmaceuticals, Inc. (a)(d)	65,219	523,056
EPIX Pharmaceuticals, Inc. (a)	9,769	2,149
Exact Sciences Corp. (a)	5,146	10,292
Facet Biotech Corp. (a)	34,427	341,172
Forticell Bioscience, Inc. (a)	2	0
Genomic Health, Inc. (a)	24,410	473,554
GenVec, Inc. (a)(d)	87,639	55,651
Geron Corp. (a)(d)	117,984	772,795
GTC Biotherapeutics, Inc. (a)	439	1,466
GTx, Inc. (a)(d)	24,446	210,236
Halozyme Therapeutics, Inc. (a)(d)	86,413	604,027
Hana Biosciences, Inc. (a)	18,262	4,748
Hemispherx Biopharma, Inc. (a)(d)	93,692	158,339
Human Genome Sciences, Inc. (a)(d)	200,915	496,260

	Shares	Value
Idenix Pharmaceuticals, Inc. (a)(d)	45,801	$ 155,723
Idera Pharmaceuticals, Inc. (a)(d)	26,869	145,899
IDM Pharma, Inc. (a)	908	2,388
ImmunoGen, Inc. (a)(d)	61,988	513,881
Immunomedics, Inc. (a)(d)	65,181	162,301
Incyte Corp. (a)(d)	172,552	567,696
Infinity Pharmaceuticals, Inc. (a)	6,801	40,806
Inhibitex, Inc. (a)	8,093	2,913
Insmed, Inc. (a)(d)	140,000	235,200
InterMune, Inc. (a)(d)	55,829	659,899
Isis Pharmaceuticals, Inc. (a)(d)	113,971	1,572,800
Isolagen, Inc. (a)(d)	33,379	4,339
Keryx Biopharmaceuticals, Inc. (a)	60,465	42,326
La Jolla Pharmaceutical Co. (a)	33,235	10,303
Lexicon Pharmaceuticals, Inc. (a)	93,125	129,444
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	41,636	0
Class B (a)(d)	139,741	416,428
Manhattan Pharmaceuticals, Inc. (a)	9,897	396
MannKind Corp. (a)(d)	100,337	660,217
Martek Biosciences (d)	38,419	814,099
Maxygen, Inc. (a)	43,092	305,522
Medarex, Inc. (a)	159,309	1,153,397
Medivation, Inc. (a)(d)	36,231	820,632
Metabasis Therapeutics, Inc. (a)	26,087	7,252
Metabolix, Inc. (a)(d)	27,147	191,115
Micromet, Inc. (a)(d)	42,645	176,550
Momenta Pharmaceuticals, Inc. (a)(d)	48,658	426,731
Myriad Genetics, Inc. (a)	119,151	4,308,500
Nabi Biopharmaceuticals (a)	74,967	212,157
Neurocrine Biosciences, Inc. (a)(d)	87,694	269,221
Northfield Laboratories, Inc. (a)	29,181	5,194
Novavax, Inc. (a)(d)	67,163	123,580
NPS Pharmaceuticals, Inc. (a)	91,175	302,701
ONYX Pharmaceuticals, Inc. (a)	71,076	1,681,658
Orchid Cellmark, Inc. (a)	20,246	23,688
OREXIGEN Therapeutics, Inc. (a)(d)	41,187	146,626
Orthologic Corp. (a)	36,394	24,748
OSI Pharmaceuticals, Inc. (a)(d)	75,348	2,546,762
Osiris Therapeutics, Inc. (a)(d)	30,470	384,227
OXiGENE, Inc. (a)	27,796	65,321
PDL BioPharma, Inc.	156,330	1,086,494
Peregrine Pharmaceuticals, Inc. (a)	144,570	114,210
Pharmasset, Inc. (a)	36,092	378,966
Poniard Pharmaceuticals, Inc. (a)(d)	14,768	66,899
Progenics Pharmaceuticals, Inc. (a)(d)	42,204	218,195
Regeneron Pharmaceuticals, Inc. (a)	79,379	1,215,292
Repligen Corp. (a)	41,267	167,957
Rigel Pharmaceuticals, Inc. (a)(d)	53,607	447,082
RXi Pharmaceuticals Corp. (a)	3,977	20,839
Sangamo Biosciences, Inc. (a)(d)	89,475	356,111
Savient Pharmaceuticals, Inc. (a)(d)	65,430	415,481
SciClone Pharmaceuticals, Inc. (a)	14,063	33,611
Seattle Genetics, Inc. (a)(d)	77,366	710,994
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Senomyx, Inc. (a)	31,175	$ 48,010
SIGA Technologies, Inc. (a)(d)	30,858	224,955
StemCells, Inc. (a)(d)	127,403	207,667
Sunesis Pharmaceuticals, Inc. (a)	3,400	1,870
Synta Pharmaceuticals Corp. (a)(d)	25,759	107,157
Telik, Inc. (a)	42,903	28,745
Theravance, Inc. (a)(d)	70,171	1,038,531
Trimeris, Inc.	15,229	29,697
Trubion Pharmaceuticals, Inc. (a)	6,000	17,700
Unigene Laboratories, Inc. (a)	74,735	85,945
United Therapeutics Corp. (a)(d)	33,082	2,651,522
Vanda Pharmaceuticals, Inc. (a)	21,153	304,815
Vertex Pharmaceuticals, Inc. (a)(d)	204,591	6,098,858
Vical, Inc. (a)	34,045	72,516
XOMA Ltd. (a)	145,384	117,761
Zymogenetics, Inc. (a)	62,754	262,312
		60,812,849
Health Care Equipment & Supplies - 2.7%
Abaxis, Inc. (a)(d)	31,610	552,859
Abiomed, Inc. (a)(d)	43,420	259,217
Accuray, Inc. (a)(d)	56,244	346,463
AdvanSource Biomaterials Corp. (a)	3,688	1,143
Align Technology, Inc. (a)(d)	79,620	941,905
Alphatec Holdings, Inc. (a)	14,930	32,846
American Medical Systems Holdings, Inc. (a)	89,553	1,358,519
Analogic Corp.	17,578	641,421
Angiodynamics, Inc. (a)	33,976	416,886
Anika Therapeutics, Inc. (a)	12,355	62,393
Aspect Medical Systems, Inc. (a)	22,382	120,191
Atrion Corp.	2,200	242,440
ATS Medical, Inc. (a)	46,269	138,807
Beckman Coulter, Inc. (d)	80,738	4,376,000
BioLase Technology, Inc. (a)(d)	21,417	31,697
Bovie Medical Corp. (a)(d)	18,610	124,687
BSD Medical Corp. (a)(d)	13,363	31,002
Candela Corp. (a)	20,642	22,706
Cantel Medical Corp. (a)	24,727	336,534
Cardiac Science Corp. (a)	24,399	100,768
Cardica, Inc. (a)	18,168	19,076
Cardiodynamics International Corp. (a)	1,977	1,562
Cerus Corp. (a)	40,324	50,002
Clarient, Inc. (a)	8,140	22,385
Conceptus, Inc. (a)(d)	28,852	457,304
CONMED Corp. (a)	35,480	558,810
Cooper Companies, Inc.	57,576	1,526,340
Cryolife, Inc. (a)	35,395	166,003
Cutera, Inc. (a)	13,073	101,708
Cyberonics, Inc. (a)(d)	41,646	603,451
Cynosure, Inc. Class A (a)	12,274	82,727
DexCom, Inc. (a)(d)	59,826	332,633

	Shares	Value
Digirad Corp. (a)	4,978	$ 5,974
Edwards Lifesciences Corp. (a)	72,779	4,646,211
Electro-Optical Sciences, Inc. (a)(d)	9,000	73,710
Endologix, Inc. (a)	29,516	65,230
Escalon Medical Corp. (a)	3,512	6,567
ev3, Inc. (a)(d)	70,887	647,907
Exactech, Inc. (a)	12,414	198,624
Fonar Corp. (a)	785	1,727
Gen-Probe, Inc. (a)	67,471	2,876,289
Greatbatch, Inc. (a)	31,384	648,393
Haemonetics Corp. (a)	34,139	1,817,219
Hansen Medical, Inc. (a)(d)	22,435	127,880
HealthTronics, Inc. (a)	18,929	30,476
Hill-Rom Holdings, Inc.	78,900	1,275,024
Hologic, Inc. (a)(d)	320,720	4,063,522
Home Diagnostics, Inc. (a)	19,347	116,856
I-Flow Corp. (a)	39,660	218,130
ICU Medical, Inc. (a)(d)	16,952	612,984
IDEXX Laboratories, Inc. (a)(d)	74,415	3,114,268
Immucor, Inc. (a)	93,720	1,410,486
Insite Vision (a)	62,560	22,522
Insulet Corp. (a)(d)	22,878	165,408
Integra LifeSciences Holdings Corp. (a)(d)	27,274	708,033
Invacare Corp. (d)	42,542	722,363
Inverness Medical Innovations, Inc. (a)(d)	97,554	3,173,432
Iridex Corp. (a)	9,439	18,406
IRIS International, Inc. (a)	24,223	289,465
IVAX Diagnostics, Inc. (a)	7,111	2,844
Kensey Nash Corp. (a)	15,031	376,376
Kinetic Concepts, Inc. (a)(d)	66,136	1,714,906
Masimo Corp. (a)	63,772	1,526,702
Medical Action Industries, Inc. (a)	22,708	231,849
Meridian Bioscience, Inc.	59,865	1,144,020
Merit Medical Systems, Inc. (a)	34,679	474,756
Micrus Endovascular Corp. (a)	16,657	150,080
National Dentex Corp. (a)	2,508	19,813
Natus Medical, Inc. (a)	41,694	426,113
Neogen Corp. (a)	21,198	467,204
NeuroMetrix, Inc. (a)	7,830	14,094
NMT Medical, Inc. (a)	16,102	29,145
Northstar Neuroscience, Inc. (a)	18,816	37,820
NuVasive, Inc. (a)(d)	52,309	1,889,401
NxStage Medical, Inc. (a)(d)	19,789	68,668
OraSure Technologies, Inc. (a)	71,145	258,968
Orthofix International NV (a)	26,773	677,892
Orthovita, Inc. (a)	101,896	378,034
Osteotech, Inc. (a)	4,011	16,806
Palomar Medical Technologies, Inc. (a)	28,352	288,340
Quidel Corp. (a)(d)	37,012	471,163
ResMed, Inc. (a)(d)	97,397	3,610,507
Retractable Technologies, Inc. (a)	5,601	5,265
Rochester Medical Corp. (a)	15,923	202,541
RTI Biologics, Inc. (a)	51,821	202,102
Sirona Dental Systems, Inc. (a)(d)	22,391	440,431
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Solta Medical, Inc. (a)	10,000	$ 13,000
Somanetics Corp. (a)	17,097	287,401
Sonic Innovations, Inc. (a)	31,910	23,613
SonoSite, Inc. (a)(d)	23,832	441,130
Staar Surgical Co. (a)	8,437	8,353
Stereotaxis, Inc. (a)(d)	33,454	116,085
Steris Corp.	69,281	1,637,110
SurModics, Inc. (a)	21,293	420,963
Symmetry Medical, Inc. (a)	45,057	346,488
Synovis Life Technologies, Inc. (a)	20,569	399,450
Teleflex, Inc.	56,220	2,521,467
The Spectranetics Corp. (a)	37,264	165,452
Theragenics Corp. (a)	45,104	54,125
ThermoGenesis Corp. (a)	39,439	20,903
Thoratec Corp. (a)	63,060	1,581,545
TomoTherapy, Inc. (a)	76,645	175,517
Urologix, Inc. (a)	5,053	5,306
Utah Medical Products, Inc.	3,222	79,390
Vascular Solutions, Inc. (a)	21,325	149,275
Vision Sciences, Inc. (a)	8,293	9,122
Vnus Medical Technologies, Inc. (a)	20,920	605,843
Volcano Corp. (a)	50,613	625,577
West Pharmaceutical Services, Inc.	43,506	1,406,114
Wright Medical Group, Inc. (a)	49,988	779,813
Young Innovations, Inc.	6,599	117,132
Zoll Medical Corp. (a)	26,106	438,320
		68,671,925
Health Care Providers & Services - 2.4%
Air Methods Corp. (a)	15,279	403,213
Alliance Healthcare Services, Inc. (a)	55,857	385,413
Allied Healthcare International, Inc. (a)	21,264	38,275
Allion Healthcare, Inc. (a)	19,407	102,469
Almost Family, Inc. (a)(d)	9,431	250,487
Amedisys, Inc. (a)	30,278	921,057
America Service Group, Inc. (a)	19,084	299,810
American Dental Partners, Inc. (a)	13,941	116,547
AMERIGROUP Corp. (a)(d)	63,671	1,837,545
AMN Healthcare Services, Inc. (a)	40,481	291,463
AmSurg Corp. (a)	40,305	752,897
Animal Health International, Inc. (a)	28,873	46,197
Arcadia Resources, Inc. (a)	80,061	44,034
Assisted Living Concepts, Inc. Class A (a)	11,863	181,978
Bio-Reference Laboratories, Inc. (a)(d)	21,935	596,851
BioScrip, Inc. (a)	44,859	188,408
Brookdale Senior Living, Inc.	46,474	538,634
Capital Senior Living Corp. (a)	24,577	108,876
CardioNet, Inc. (a)(d)	34,862	617,406
Catalyst Health Solutions, Inc. (a)	40,103	857,803
Centene Corp. (a)	49,604	901,801
Chemed Corp.	27,377	1,047,718
Chindex International, Inc. (a)(d)	18,173	144,657

	Shares	Value
Community Health Systems, Inc. (a)(d)	117,396	$ 3,098,080
Corvel Corp. (a)	10,620	227,693
Cross Country Healthcare, Inc. (a)(d)	40,317	312,860
Dialysis Corp. of America (a)	7,648	35,181
Emergency Medical Services Corp. Class A (a)	16,600	514,600
Emeritus Corp. (a)	25,335	364,064
Five Star Quality Care, Inc. (a)	42,257	89,162
Genoptix, Inc. (a)(d)	14,138	411,133
Gentiva Health Services, Inc. (a)	33,997	541,572
Hanger Orthopedic Group, Inc. (a)	40,826	600,142
Health Grades, Inc. (a)	30,002	114,308
Health Management Associates, Inc. Class A (a)(d)	322,363	1,872,929
Health Net, Inc. (a)	124,457	1,864,366
HealthSouth Corp. (a)(d)	136,717	1,618,729
Healthspring, Inc. (a)	58,438	567,433
Healthways, Inc. (a)	39,318	470,636
HearUSA, Inc. (a)	11,117	9,338
Henry Schein, Inc. (a)(d)	113,883	5,186,232
HMS Holdings Corp. (a)	33,872	1,190,601
Hooper Holmes, Inc. (a)	50,431	24,711
Hythiam, Inc. (a)(d)	35,825	9,716
Integramed America, Inc. (a)	12,500	91,500
InVentiv Health, Inc. (a)	44,929	566,105
IPC The Hospitalist Co., Inc. (a)	13,840	344,616
Kindred Healthcare, Inc. (a)	39,935	524,347
Landauer, Inc.	12,980	748,037
LCA-Vision, Inc. (d)	19,294	119,816
LHC Group, Inc. (a)	20,123	464,238
LifePoint Hospitals, Inc. (a)(d)	69,664	1,898,344
Lincare Holdings, Inc. (a)(d)	91,222	1,986,815
Magellan Health Services, Inc. (a)	50,980	1,522,263
Medcath Corp. (a)	24,384	259,933
MEDNAX, Inc. (a)	52,165	2,112,683
Metropolitan Health Networks, Inc. (a)	36,067	71,773
Molina Healthcare, Inc. (a)	14,494	346,986
MWI Veterinary Supply, Inc. (a)	17,623	515,120
National Healthcare Corp.	12,939	496,987
National Research Corp.	1,185	31,782
NightHawk Radiology Holdings, Inc. (a)	42,237	167,259
NovaMed Eyecare, Inc. (a)(d)	33,673	129,304
Odyssey Healthcare, Inc. (a)	52,916	519,635
Omnicare, Inc.	135,723	3,668,593
Owens & Minor, Inc.	54,407	1,907,509
PDI, Inc. (a)	3,836	11,738
PharMerica Corp. (a)(d)	45,718	801,894
Providence Service Corp. (a)	11,318	123,366
PSS World Medical, Inc. (a)(d)	71,652	1,151,448
Psychemedics Corp.	3,872	25,671
Psychiatric Solutions, Inc. (a)(d)	64,217	1,184,804
RadNet, Inc. (a)(d)	41,219	92,331
RehabCare Group, Inc. (a)	28,876	630,074
ResCare, Inc. (a)	33,939	480,237
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Rural/Metro Corp. (a)	20,488	$ 62,488
Skilled Healthcare Group, Inc.	33,008	310,605
SRI/Surgical Express, Inc. (a)	2,620	3,458
Sun Healthcare Group, Inc. (a)	71,135	659,421
Sunrise Senior Living, Inc. (a)(d)	44,166	106,440
The Ensign Group, Inc.	10,000	149,000
Triple-S Management Corp. (a)	23,906	340,900
U.S. Physical Therapy, Inc. (a)	23,352	315,486
Universal American Financial Corp. (a)	48,000	431,520
Universal Health Services, Inc. Class B	61,771	3,393,081
VCA Antech, Inc. (a)(d)	103,272	2,506,411
Virtual Radiologic Corp. (a)(d)	13,000	99,580
Wellcare Health Plans, Inc. (a)(d)	53,587	1,018,153
		62,188,776
Health Care Technology - 0.5%
A.D.A.M., Inc. (a)	2,620	7,860
Allscripts-Misys Healthcare Solutions, Inc. (d)	63,626	821,412
AMICAS, Inc. (a)	31,224	81,807
Arrhythmia Research Technology, Inc. (a)	7,380	18,671
athenahealth, Inc. (a)(d)	26,384	796,269
Cerner Corp. (a)(d)	81,500	4,750,635
Computer Programs & Systems, Inc.	21,014	718,679
Eclipsys Corp. (a)	67,372	993,737
HealthStream, Inc. (a)	6,041	14,800
HLTH Corp. (a)(d)	130,212	1,535,199
iCAD, Inc. (a)	48,360	61,901
MedAssets, Inc. (a)	38,814	613,649
Mediware Information Systems, Inc. (a)	1,310	6,799
Merge Healthcare, Inc.	50,544	158,708
Omnicell, Inc. (a)	48,825	448,702
Phase Forward, Inc. (a)	55,557	777,798
Quadramed Corp. (a)	7,152	50,779
Transcend Services, Inc. (a)	14,000	168,980
Vital Images, Inc. (a)	24,037	280,271
		12,306,656
Life Sciences Tools & Services - 1.2%
Accelrys, Inc. (a)	29,292	137,379
Affymetrix, Inc. (a)(d)	107,529	517,214
Albany Molecular Research, Inc. (a)	29,143	255,001
AMAG Pharmaceuticals, Inc. (a)(d)	20,475	1,076,985
Arrowhead Research Corp. (a)	22,957	11,479
Bio-Imaging Technologies, Inc. (a)	2,110	8,440
Bio-Rad Laboratories, Inc. Class A (a)	24,059	1,790,952
Bioanalytical Systems, Inc. (a)	4,772	6,013
Biodelivery Sciences International, Inc. (a)	20,000	109,800
Bruker BioSciences Corp. (a)	70,406	459,751
Caliper Life Sciences, Inc. (a)	28,993	43,200
Cambrex Corp. (a)	43,404	156,254

	Shares	Value
Charles River Laboratories International, Inc. (a)	86,592	$ 2,721,587
Clinical Data, Inc. (a)	13,173	161,238
Covance, Inc. (a)(d)	78,824	3,312,184
Cryo-Cell International, Inc. (a)	6,550	8,188
Dionex Corp. (a)	26,477	1,492,244
Encorium Group, Inc. (a)	7,298	1,825
Enzo Biochem, Inc. (a)	38,087	160,727
eResearchTechnology, Inc. (a)	47,000	281,530
Exelixis, Inc. (a)(d)	150,102	833,066
Harvard Bioscience, Inc. (a)	8,617	29,470
Illumina, Inc. (a)(d)	158,499	5,818,498
Interleukin Genetics, Inc. (a)	6,973	5,021
Kendle International, Inc. (a)(d)	16,506	171,662
Luminex Corp. (a)	69,968	1,108,993
Medtox Scientific, Inc. (a)	8,211	72,996
Mettler-Toledo International, Inc. (a)(d)	41,119	2,927,262
Nektar Therapeutics (a)(d)	131,891	890,264
PAREXEL International Corp. (a)	73,000	751,900
Pharmaceutical Product Development, Inc.	134,386	2,691,752
Sequenom, Inc. (a)(d)	66,152	217,640
Strategic Diagnostics, Inc. (a)	3,743	5,315
Techne Corp.	46,275	2,788,994
Varian, Inc. (a)	35,328	1,230,121
		32,254,945
Pharmaceuticals - 0.9%
Adolor Corp. (a)	74,840	153,422
Akorn, Inc. (a)	56,621	61,151
Alexza Pharmaceuticals, Inc. (a)(d)	30,076	62,859
Ardea Biosciences, Inc. (a)	14,000	219,240
Auxilium Pharmaceuticals, Inc. (a)(d)	52,652	1,233,636
AVANIR Pharmaceuticals Class A (a)	14,261	18,111
Biodel, Inc. (a)(d)	19,000	83,410
BioMimetic Therapeutics, Inc. (a)(d)	18,723	154,839
Cadence Pharmaceuticals, Inc. (a)(d)	36,197	383,688
Caraco Pharmaceutical Laboratories Ltd. (a)	20,224	84,536
Columbia Laboratories, Inc. (a)(d)	71,340	89,888
Corcept Therapeutics, Inc. (a)	7,957	7,002
CPEX Pharmaceuticals, Inc. (a)	2,342	22,835
Cypress Bioscience, Inc. (a)	62,606	475,806
DepoMed, Inc. (a)	68,230	146,695
Discovery Laboratories, Inc. (a)	161,735	176,291
Durect Corp. (a)(d)	101,287	237,012
Emisphere Technologies, Inc. (a)	22,624	27,375
Endo Pharmaceuticals Holdings, Inc. (a)	140,836	2,243,517
Heska Corp. (a)	20,430	7,968
Hi-Tech Pharmacal Co., Inc. (a)	9,053	68,441
Hollis-Eden Pharmaceuticals, Inc. (a)	6,761	2,704
Immtech Pharmaceuticals, Inc. (a)	2,377	499
Impax Laboratories, Inc. (a)	60,000	378,600
Inspire Pharmaceuticals, Inc. (a)(d)	77,302	316,938
Ista Pharmaceuticals, Inc. (a)	7,132	17,973
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Javelin Pharmaceuticals, Inc. (a)(d)	36,213	$ 49,974
KV Pharmaceutical Co. Class A (a)	41,227	69,261
MAP Pharmaceuticals, Inc. (a)	3,000	36,270
Matrixx Initiatives, Inc. (a)	18,280	340,191
MDRNA, Inc. (a)(d)	27,713	39,907
Medicines Co. (a)	77,378	592,715
Medicis Pharmaceutical Corp. Class A	67,064	1,054,246
MiddleBrook Pharmaceuticals, Inc. (a)	56,776	88,571
Noven Pharmaceuticals, Inc. (a)	39,822	442,024
Nutrition 21, Inc. (a)	16,280	3,256
Obagi Medical Products, Inc. (a)	17,005	117,335
Optimer Pharmaceuticals, Inc. (a)(d)	39,164	486,025
Pain Therapeutics, Inc. (a)	50,515	225,297
Par Pharmaceutical Companies, Inc. (a)(d)	48,743	650,719
Penwest Pharmaceuticals Co. (a)	18,669	44,619
Perrigo Co.	112,300	3,016,378
Pozen, Inc. (a)	32,512	248,717
Questcor Pharmaceuticals, Inc. (a)(d)	103,054	439,010
Repros Therapeutics, Inc. (a)	21,715	173,286
Salix Pharmaceuticals Ltd. (a)	66,838	606,889
Santarus, Inc. (a)	45,220	91,344
SCOLR Pharma, Inc. (a)	17,200	5,676
Sepracor, Inc. (a)	143,306	2,242,739
Somaxon Pharmaceuticals, Inc. (a)	7,756	6,205
Spectrum Pharmaceuticals, Inc. (a)	57,989	282,986
Sucampo Pharmaceuticals, Inc. Class A (a)	7,000	39,270
SuperGen, Inc. (a)	50,317	100,634
Valeant Pharmaceuticals International (a)(d)	88,680	2,038,753
ViroPharma, Inc. (a)(d)	93,581	650,388
Vivus, Inc. (a)(d)	111,161	574,702
Warner Chilcott Ltd. (a)	109,305	1,438,454
XenoPort, Inc. (a)	41,255	714,124
		23,584,401
TOTAL HEALTH CARE		259,819,552
INDUSTRIALS - 12.6%
Aerospace & Defense - 1.0%
AAR Corp. (a)	44,594	655,532
AeroVironment, Inc. (a)	16,545	461,936
Alliant Techsystems, Inc. (a)(d)	44,539	3,843,270
American Science & Engineering, Inc.	13,666	854,535
Applied Energetics, Inc. (a)	50,433	16,643
Applied Signal Technology, Inc.	21,612	452,339
Argon ST, Inc. (a)	28,166	583,600
Ascent Solar Technologies, Inc. (a)(d)	22,936	138,763
Astronics Corp.	8,502	80,769
Axsys Technologies, Inc. (a)	11,318	555,487

	Shares	Value
BE Aerospace, Inc. (a)(d)	124,920	$ 1,858,810
Breeze Industrial Products Corp. (a)	9,000	57,600
Ceradyne, Inc. (a)	32,227	728,330
CPI Aerostructures, Inc. (a)	1,677	11,907
Cubic Corp.	19,229	733,586
Curtiss-Wright Corp.	58,470	1,712,002
Ducommun, Inc.	17,181	326,611
DynCorp International, Inc. Class A (a)	30,835	446,182
Esterline Technologies Corp. (a)	35,057	958,458
GenCorp, Inc. (non-vtg.) (a)	78,833	158,454
Heico Corp. Class A	24,181	719,385
Herley Industries, Inc. (a)	23,550	251,279
Hexcel Corp. (a)	102,577	1,096,548
Innovative Solutions & Support, Inc. (d)	8,701	39,764
Kratos Defense & Security Solutions, Inc. (a)	21,324	15,567
Ladish Co., Inc. (a)	23,791	280,496
LMI Aerospace, Inc. (a)	12,245	115,348
Moog, Inc. Class A (a)	46,409	1,109,175
Orbital Sciences Corp. (a)	69,818	1,027,721
Spirit AeroSystems Holdings, Inc. Class A (a)	122,360	1,682,450
Stanley, Inc. (a)	23,899	623,525
Sypris Solutions, Inc.	8,306	6,728
Taser International, Inc. (a)(d)	84,005	366,262
Teledyne Technologies, Inc. (a)	38,057	1,250,934
The Allied Defense Group, Inc. (a)	7,168	33,188
Todd Shipyards Corp.	6,043	91,068
TransDigm Group, Inc. (a)(d)	50,382	1,975,982
Triumph Group, Inc.	19,430	765,736
		26,085,970
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	82,053	152,619
Atlas Air Worldwide Holdings, Inc. (a)	15,089	390,503
Dynamex, Inc. (a)	16,027	248,739
Forward Air Corp.	37,345	796,195
Hub Group, Inc. Class A (a)	41,531	820,653
Pacer International, Inc.	47,214	122,756
Park-Ohio Holdings Corp. (a)	8,657	29,174
UTI Worldwide, Inc.	114,918	1,506,575
		4,067,214
Airlines - 0.6%
AirTran Holdings, Inc. (a)(d)	165,434	838,750
Alaska Air Group, Inc. (a)(d)	49,411	769,329
Allegiant Travel Co. (a)(d)	18,183	733,502
AMR Corp. (a)(d)	371,199	1,651,836
Continental Airlines, Inc. Class B (a)(d)	158,070	1,473,212
Delta Air Lines, Inc. (a)	892,057	5,182,851
ExpressJet Holdings, Inc. (a)	3,420	4,275
Hawaiian Holdings, Inc. (a)	71,056	373,755
JetBlue Airways Corp. (a)(d)	227,330	1,029,805
Pinnacle Airlines Corp. (a)	20,690	49,656
Republic Airways Holdings, Inc. (a)	64,116	375,720
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
SkyWest, Inc.	73,433	$ 752,688
UAL Corp. (a)(d)	154,245	718,782
US Airways Group, Inc. (a)(d)	145,446	375,251
		14,329,412
Building Products - 0.4%
Aaon, Inc.	23,521	489,237
American Woodmark Corp.	14,070	270,285
Ameron International Corp.	10,712	593,980
Apogee Enterprises, Inc.	38,177	470,341
Armstrong World Industries, Inc. (a)	20,296	362,892
Builders FirstSource, Inc. (a)(d)	13,109	53,878
Gibraltar Industries, Inc.	35,039	270,501
Griffon Corp. (a)(d)	76,109	737,496
Insteel Industries, Inc.	17,667	152,290
Lennox International, Inc.	66,000	2,046,660
NCI Building Systems, Inc. (a)(d)	19,180	86,310
Owens Corning (a)(d)	101,263	1,410,594
PGT, Inc. (a)	17,454	27,752
Quanex Building Products Corp.	47,377	523,042
Simpson Manufacturing Co. Ltd.	45,000	937,800
Trex Co., Inc. (a)	23,394	259,907
Universal Forest Products, Inc.	20,924	637,345
US Home Systems, Inc. (a)	9,441	24,547
USG Corp. (a)(d)	85,711	1,028,532
		10,383,389
Commercial Services & Supplies - 1.4%
A.T. Cross Co. Class A (a)	7,939	32,471
ABM Industries, Inc.	58,569	947,646
ACCO Brands Corp. (a)	91,582	270,167
American Ecology Corp.	32,779	624,440
American Reprographics Co. (a)	47,342	412,349
Amrep Corp. (a)	2,187	31,493
APAC Customer Services, Inc. (a)	27,419	154,917
ATC Technology Corp. (a)	29,044	423,462
Bowne & Co., Inc.	49,778	267,308
Casella Waste Systems, Inc. Class A (a)	48,294	120,735
CECO Environmental Corp. (a)	10,861	35,841
Cenveo, Inc. (a)(d)	73,124	360,501
Clean Harbors, Inc. (a)(d)	28,071	1,530,431
Comfort Systems USA, Inc.	56,660	528,638
Consolidated Graphics, Inc. (a)	11,385	184,779
Copart, Inc. (a)(d)	78,000	2,393,820
Cornell Companies, Inc. (a)	18,779	318,867
Corrections Corp. of America (a)	157,000	2,409,950
Courier Corp.	15,869	248,350
Covanta Holding Corp. (a)(d)	147,739	2,232,336
Deluxe Corp.	67,673	956,896
Document Security Systems, Inc. (a)(d)	9,753	17,263
EnergySolutions, Inc.	95,124	767,651
Ennis, Inc.	31,555	340,794

	Shares	Value
Food Technology Service, Inc. (a)	6,071	$ 12,324
Fuel Tech, Inc. (a)(d)	31,416	306,620
G&K Services, Inc. Class A	28,248	605,637
GeoEye, Inc. (a)(d)	34,033	730,348
Healthcare Services Group, Inc.	55,896	977,062
Herman Miller, Inc.	73,307	1,043,159
HNI Corp.	40,388	700,732
Humitech International Group, Inc. (a)	75	0
ICT Group, Inc. (a)	7,987	70,525
InnerWorkings, Inc. (a)(d)	45,820	213,521
Innotrac Corp. (a)	3,181	5,090
Interface, Inc. Class A	72,332	458,585
Intersections, Inc. (a)	3,842	11,718
Kimball International, Inc. Class B	40,994	247,194
Knoll, Inc.	78,418	543,437
M&F Worldwide Corp. (a)	21,789	364,966
McGrath RentCorp.	32,142	583,699
Metalico, Inc. (a)(d)	33,538	84,516
Mine Safety Appliances Co.	44,010	1,030,714
Mobile Mini, Inc. (a)(d)	45,131	569,102
Multi-Color Corp.	14,502	184,610
North American Galvanizing & Coatings, Inc. (a)	21,665	120,891
Perma-Fix Environmental Services, Inc. (a)	8,161	18,525
PRG-Schultz International, Inc. (a)	19,296	55,380
Protection One, Inc. (a)	2,194	5,024
Rollins, Inc.	71,693	1,197,990
Schawk, Inc. Class A	17,283	120,981
Standard Parking Corp. (a)	13,544	202,212
Standard Register Co.	38,184	127,153
Steelcase, Inc. Class A	105,611	510,101
Superior Uniform Group, Inc.	4,343	31,487
Sykes Enterprises, Inc. (a)	39,000	635,700
Team, Inc. (a)	22,521	318,672
Tetra Tech, Inc. (a)(d)	73,186	1,878,685
The Brink's Co.	47,749	1,269,646
The Geo Group, Inc. (a)(d)	62,500	1,021,250
TRC Companies, Inc. (a)	3,649	14,560
United Stationers, Inc. (a)	27,725	992,832
Viad Corp.	22,200	326,118
Virco Manufacturing Co.	4,818	15,899
Waste Connections, Inc. (a)	99,787	2,534,590
Waterlink, Inc. (a)	13,000	7
WCA Waste Corp. (a)	14,127	46,337
		35,798,704
Construction & Engineering - 1.2%
AECOM Technology Corp. (a)	97,464	3,110,076
Dycom Industries, Inc. (a)	57,355	670,480
EMCOR Group, Inc. (a)	77,000	1,730,190
Furmanite Corp. (a)	53,002	213,068
Granite Construction, Inc. (d)	35,219	1,287,254
Great Lakes Dredge & Dock Corp.	43,369	225,952
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Insituform Technologies, Inc. Class A (a)(d)	42,867	$ 625,430
Integrated Electrical Services, Inc. (a)	10,323	101,785
KBR, Inc.	201,000	3,702,420
Layne Christensen Co. (a)	24,582	525,563
MasTec, Inc. (a)	65,829	852,486
Michael Baker Corp. (a)	11,252	472,922
MYR Group, Inc. (a)	24,030	458,973
Northwest Pipe Co. (a)	12,750	496,995
Orion Marine Group, Inc. (a)	30,458	642,055
Perini Corp. (a)	47,726	985,542
Pike Electric Corp. (a)(d)	26,678	291,857
Quanta Services, Inc. (a)	246,000	5,611,260
Shaw Group, Inc. (a)	101,897	2,771,598
Sterling Construction Co., Inc. (a)	21,416	366,214
URS Corp. (a)	105,000	5,048,400
		30,190,520
Electrical Equipment - 2.0%
A.O. Smith Corp.	37,682	1,130,083
Active Power, Inc. (a)	42,574	20,861
Acuity Brands, Inc. (d)	46,635	1,267,539
Advanced Battery Technologies, Inc. (a)(d)	59,124	211,664
Akeena Solar, Inc. (a)(d)	35,000	42,000
Allied Motion Technologies, Inc. (a)	3,555	6,470
American Superconductor Corp. (a)(d)	51,000	1,421,880
AMETEK, Inc.	134,246	4,222,037
AZZ, Inc. (a)(d)	14,388	499,983
Baldor Electric Co.	58,592	1,358,748
Beacon Power Corp. (a)(d)	103,037	79,338
Belden, Inc.	56,000	1,025,920
Brady Corp. Class A	56,924	1,410,577
Broadwind Energy, Inc. (a)(d)	37,000	332,260
BTU International, Inc. (a)	5,333	24,212
C&D Technologies, Inc. (a)(d)	41,016	73,419
Capstone Turbine Corp. (a)	164,367	105,195
Chase Corp.	10,862	127,085
Coleman Cable, Inc. (a)	9,142	27,517
Daystar Technologies, Inc. (a)(d)	55,291	37,598
Digital Power Corp. (a)	4,959	7,141
Encore Wire Corp. (d)	25,710	545,823
Ener1, Inc. (a)(d)	72,718	487,211
Energy Conversion Devices, Inc. (a)(d)	60,070	1,033,805
Energy Focus, Inc. (a)	9,000	5,850
EnergyConnect Group, Inc. (a)	20,770	2,492
EnerSys (a)	55,787	903,749
Evergreen Solar, Inc. (a)(d)	199,956	371,918
First Solar, Inc. (a)	58,000	11,020,000
Franklin Electric Co., Inc.	26,733	635,711
FuelCell Energy, Inc. (a)	90,768	306,796
General Cable Corp. (a)(d)	67,500	2,581,200

	Shares	Value
GrafTech International Ltd. (a)	150,000	$ 1,525,500
GT Solar International, Inc.	57,605	369,824
Hoku Scientific, Inc. (a)(d)	35,507	106,876
Hubbell, Inc. Class B	73,063	2,426,422
II-VI, Inc. (a)	30,029	720,696
LaBarge, Inc. (a)	20,481	155,656
LSI Industries, Inc.	22,573	109,931
MagneTek, Inc. (a)	24,905	32,377
Medis Technologies Ltd. (a)(d)	30,558	8,251
Microvision, Inc. (a)(d)	92,242	196,475
Orion Energy Systems, Inc. (a)	30,690	107,415
Plug Power, Inc. (a)(d)	99,558	92,589
Polypore International, Inc. (a)	20,844	207,189
Powell Industries, Inc. (a)	10,294	404,451
Power-One, Inc. (a)	77,604	109,422
PowerSecure International, Inc. (a)	19,994	91,173
Preformed Line Products Co.	2,387	105,625
Regal-Beloit Corp. (d)	39,787	1,571,984
Roper Industries, Inc.	115,134	4,948,459
Satcon Technology Corp. (a)(d)	5,988	14,192
Spire Corp. (a)	200	1,314
Sunpower Corp. Class A (a)(d)	119,578	3,484,503
Technology Research Corp.	3,139	5,587
Thomas & Betts Corp. (a)	66,324	2,034,820
Ultralife Corp. (a)	23,317	161,820
Universal Security Instruments, Inc. (a)	4,000	22,160
UQM Technologies, Inc. (a)	9,558	20,072
Valence Technology, Inc. (a)(d)	60,894	107,173
Vicor Corp.	24,837	135,113
Woodward Governor Co.	72,000	1,478,160
		52,081,311
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	75,373	1,723,781
McDermott International, Inc. (a)	290,000	6,371,300
Otter Tail Corp.	40,733	772,705
Raven Industries, Inc. (d)	28,425	780,551
Seaboard Corp.	345	370,530
Standex International Corp.	25,611	260,720
Tredegar Corp.	32,239	451,991
United Capital Corp. (a)	2,068	44,938
		10,776,516
Machinery - 2.9%
3D Systems Corp. (a)	19,147	132,114
Actuant Corp. Class A (d)	68,000	835,040
AGCO Corp. (a)	117,000	3,376,620
Alamo Group, Inc.	9,165	105,581
Albany International Corp. Class A	38,582	515,070
Altra Holdings, Inc. (a)	38,400	253,440
American Railcar Industries, Inc.	10,875	87,653
Ampco-Pittsburgh Corp.	11,263	292,387
Astec Industries, Inc. (a)(d)	22,000	673,640
Badger Meter, Inc.	17,260	701,101
Baldwin Technology Co., Inc. Class A (a)	3,555	3,555
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Barnes Group, Inc.	73,304	$ 1,118,619
Basin Water, Inc. (a)(d)	20,625	6,394
Blount International, Inc. (a)	65,332	548,135
Briggs & Stratton Corp.	66,560	1,011,712
Bucyrus International, Inc. Class A (d)	95,000	2,724,600
Cascade Corp.	10,800	311,796
Chart Industries, Inc. (a)	36,750	780,203
CIRCOR International, Inc.	22,000	536,800
CLARCOR, Inc.	64,000	1,834,240
Colfax Corp.	35,116	285,844
Columbus McKinnon Corp. (NY Shares) (a)	26,369	366,265
Commercial Vehicle Group, Inc. (a)	23,576	29,706
Crane Co.	70,885	1,671,468
Donaldson Co., Inc.	84,500	2,846,805
Dynamic Materials Corp.	11,531	206,866
Eastern Co.	7,453	100,616
Energy Recovery, Inc. (d)	41,579	331,800
EnPro Industries, Inc. (a)	27,954	492,270
ESCO Technologies, Inc. (a)	28,524	1,158,645
Federal Signal Corp.	53,998	463,303
Flanders Corp. (a)	20,793	112,282
Flow International Corp. (a)	49,040	105,926
Force Protection, Inc. (a)	103,426	892,566
FreightCar America, Inc.	22,653	378,985
Gardner Denver, Inc. (a)	64,000	1,813,760
Gorman-Rupp Co.	18,366	385,686
Graco, Inc.	74,016	1,649,817
Graham Corp.	10,094	141,316
Greenbrier Companies, Inc.	30,665	230,601
Hardinge, Inc.	9,527	44,301
Harsco Corp.	106,500	3,094,890
Hirsch International Corp. Class A (a)	2,100	420
Hurco Companies, Inc. (a)(d)	6,978	100,204
IDEX Corp.	104,870	2,448,715
John Bean Technologies Corp.	28,098	422,594
Joy Global, Inc.	131,000	4,515,570
K-Tron International, Inc. (a)	4,944	426,123
Kadant, Inc. (a)	23,543	328,660
Kaydon Corp.	42,000	1,444,800
Kennametal, Inc.	91,000	1,718,080
Key Technology, Inc. (a)	5,197	53,373
L.B. Foster Co. Class A (a)	14,458	421,595
Lincoln Electric Holdings, Inc. (d)	51,618	2,106,014
Lindsay Corp. (d)	13,773	438,808
Lydall, Inc. (a)	19,210	70,885
Met-Pro Corp.	23,574	203,679
MFRI, Inc. (a)	7,618	45,479
Middleby Corp. (a)(d)	22,726	1,020,625
Miller Industries, Inc. (a)	8,914	68,370
Mueller Industries, Inc.	48,311	1,061,393

	Shares	Value
Mueller Water Products, Inc. Class A	138,187	$ 498,855
NACCO Industries, Inc. Class A	7,254	254,180
Navistar International Corp. (a)	80,000	3,184,800
NN, Inc.	18,519	28,519
Nordson Corp.	38,838	1,491,379
Omega Flex, Inc.	3,426	47,553
Oshkosh Co.	96,000	1,139,520
Pentair, Inc.	126,610	3,169,048
PMFG, Inc. (a)	13,162	78,972
Portec Rail Products, Inc.	5,406	52,709
RBC Bearings, Inc. (a)	26,658	491,840
Robbins & Myers, Inc.	30,000	574,200
Sauer-Danfoss, Inc.	44,024	226,283
SPX Corp.	68,300	3,135,653
Sun Hydraulics Corp.	15,960	253,764
Tecumseh Products Co. Class A (non-vtg.) (a)	30,207	244,073
Tennant Co.	23,811	435,027
Terex Corp. (a)(d)	112,060	1,503,845
The L.S. Starrett Co. Class A	5,190	44,738
Thermadyne Holdings Corp. (a)	12,828	53,749
Timken Co.	96,000	1,623,360
Titan International, Inc.	41,554	375,648
Toro Co.	44,470	1,369,676
TriMas Corp. (a)	13,518	39,067
Trinity Industries, Inc. (d)	98,538	1,501,719
Twin Disc, Inc.	12,210	88,400
Valmont Industries, Inc. (d)	22,929	1,573,159
Wabash National Corp.	46,716	58,395
Wabtec Corp.	65,961	2,353,488
Watts Water Technologies, Inc. Class A	35,000	717,850
Xerium Technologies, Inc. (a)	21,467	15,456
		76,172,730
Marine - 0.2%
Alexander & Baldwin, Inc.	57,671	1,427,357
American Commercial Lines, Inc. (a)	12,032	212,846
Eagle Bulk Shipping, Inc. (d)	64,201	499,484
Excel Maritime Carriers Ltd. (d)	46,702	499,711
Genco Shipping & Trading Ltd.	36,680	959,182
Horizon Lines, Inc. Class A	49,713	264,473
International Shipholding Corp.	14,747	326,499
Kirby Corp. (a)(d)	62,710	2,108,310
OceanFreight, Inc. (d)	19,019	32,142
TBS International Ltd. Class A (a)(d)	24,198	236,414
		6,566,418
Professional Services - 1.0%
Administaff, Inc.	26,000	559,000
Advisory Board Co. (a)	22,949	532,417
Barrett Business Services, Inc.	6,200	63,364
CBIZ, Inc. (a)(d)	60,148	434,870
CDI Corp.	21,666	243,309
Competitive Technologies, Inc. (a)	3,836	8,362
Comsys IT Partners, Inc. (a)	21,618	109,387
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Corporate Executive Board Co.	47,543	$ 826,773
CoStar Group, Inc. (a)(d)	24,162	861,375
CRA International, Inc. (a)	16,904	445,420
Diamond Management & Technology Consultants, Inc.	25,988	97,455
Duff & Phelps Corp. Class A (a)	17,945	266,663
Exponent, Inc. (a)	18,564	487,676
First Advantage Corp. Class A (a)	15,252	205,597
Franklin Covey Co. (a)	19,359	109,378
FTI Consulting, Inc. (a)(d)	64,000	3,214,080
GP Strategies Corp. (a)	14,690	80,648
Heidrick & Struggles International, Inc.	28,672	526,131
Hill International, Inc. (a)	31,475	127,789
Hudson Highland Group, Inc. (a)	28,033	54,945
Huron Consulting Group, Inc. (a)(d)	25,539	1,170,452
ICF International, Inc. (a)(d)	13,021	346,359
IHS, Inc. Class A (a)	60,111	2,885,328
Kelly Services, Inc. Class A (non-vtg.)	47,114	502,235
Kforce, Inc. (a)	42,225	393,115
Korn/Ferry International (a)	58,651	650,440
LECG Corp. (a)	28,005	81,775
Manpower, Inc.	98,000	4,165,980
MPS Group, Inc. (a)	110,000	834,900
Navigant Consulting, Inc. (a)	60,229	717,327
Odyssey Marine Exploration, Inc. (a)(d)	69,200	263,652
On Assignment, Inc. (a)	54,114	193,187
RCM Technologies, Inc. (a)	14,333	23,793
Resources Connection, Inc. (a)	56,300	1,043,239
School Specialty, Inc. (a)(d)	26,977	513,103
Spherion Corp. (a)	59,543	204,828
Spherix, Inc. (a)	5,297	6,356
TrueBlue, Inc. (a)	55,527	473,645
UTEK Corp. (a)	10,333	58,381
Volt Information Sciences, Inc. (a)	18,549	123,536
VSE Corp.	5,862	147,195
Watson Wyatt Worldwide, Inc. Class A	54,031	2,049,936
		26,103,401
Road & Rail - 0.8%
AMERCO (a)(d)	7,255	267,347
Arkansas Best Corp. (d)	25,878	727,431
Avis Budget Group, Inc. (a)	133,756	642,029
Celadon Group, Inc. (a)	27,289	207,124
Con-way, Inc.	54,381	1,745,630
Covenant Transport Group, Inc. Class A (a)	4,491	13,877
Dollar Thrifty Automotive Group, Inc. (a)(d)	20,712	178,537
Frozen Food Express Industries, Inc.	4,026	16,104
Genesee & Wyoming, Inc. Class A (a)	48,854	1,412,858
Heartland Express, Inc. (d)	66,575	1,045,228
Hertz Global Holdings, Inc. (a)(d)	228,129	1,562,684

	Shares	Value
J.B. Hunt Transport Services, Inc.	138,529	$ 4,256,996
Kansas City Southern (a)(d)	121,049	1,996,098
Knight Transportation, Inc.	72,696	1,289,627
Landstar System, Inc.	66,231	2,516,778
Marten Transport Ltd. (a)	18,360	391,619
Old Dominion Freight Lines, Inc. (a)(d)	34,916	1,028,276
P.A.M. Transportation Services, Inc. (a)	12,026	61,092
Patriot Transportation Holding, Inc. (a)	534	46,196
Quality Distribution, Inc. (a)(d)	6,526	12,726
Saia, Inc. (a)	23,699	325,861
Universal Truckload Services, Inc.	5,000	67,950
USA Truck, Inc. (a)	9,594	135,467
Werner Enterprises, Inc. (d)	55,000	989,450
YRC Worldwide, Inc. (a)(d)	82,201	212,079
		21,149,064
Trading Companies & Distributors - 0.5%
Aceto Corp.	30,921	188,309
Aircastle Ltd.	70,773	473,471
Applied Industrial Technologies, Inc.	50,612	1,051,211
Beacon Roofing Supply, Inc. (a)(d)	62,192	901,784
BlueLinx Corp. (a)	14,464	45,851
DXP Enterprises, Inc. (a)	10,192	150,842
GATX Corp.	63,585	1,601,070
H&E Equipment Services, Inc. (a)	22,445	148,137
Houston Wire & Cable Co.	30,981	369,913
Interline Brands, Inc. (a)	49,430	659,891
Kaman Corp.	29,288	464,215
Lawson Products, Inc.	5,016	56,179
MSC Industrial Direct Co., Inc. Class A	54,329	1,976,489
RSC Holdings, Inc. (a)(d)	51,463	309,807
Rush Enterprises, Inc. Class A (a)	37,813	441,278
TAL International Group, Inc.	21,941	217,874
Textainer Group Holdings Ltd.	20,900	217,151
Titan Machinery, Inc. (a)	20,360	255,722
United Rentals, Inc. (a)	82,449	391,633
Watsco, Inc. (d)	34,122	1,679,826
WESCO International, Inc. (a)	50,751	1,356,574
Willis Lease Finance Corp. (a)	2,246	30,388
		12,987,615
Transportation Infrastructure - 0.0%
CAI International, Inc. (a)	12,443	60,971
Macquarie Infrastructure Co. LLC	54,411	186,630
Quixote Corp. (d)	10,799	31,209
		278,810
TOTAL INDUSTRIALS		326,971,074
INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 1.7%
3Com Corp. (a)	481,458	2,079,899
Acme Packet, Inc. (a)	38,829	300,925
ADC Telecommunications, Inc. (a)(d)	136,434	960,495
Adtran, Inc. (d)	71,076	1,476,959
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Airvana, Inc. (a)	43,000	$ 252,840
Alliance Fiber Optic Products, Inc. (a)	23,499	23,499
AltiGen Communications, Inc. (a)	1,965	1,238
Anaren, Inc. (a)	25,790	414,703
Arris Group, Inc. (a)(d)	149,655	1,813,819
Aruba Networks, Inc. (a)	94,696	616,471
Avocent Corp. (a)	58,129	813,806
Bel Fuse, Inc. Class B (non-vtg.)	16,174	218,349
BigBand Networks, Inc. (a)	72,687	379,426
Black Box Corp.	26,793	882,026
Blue Coat Systems, Inc. (a)	49,154	696,512
Brocade Communications Systems, Inc. (a)(d)	494,805	3,631,869
Comarco, Inc. (a)	2,807	5,333
CommScope, Inc. (a)	95,407	2,503,480
Communications Systems, Inc.	2,049	20,060
Comtech Telecommunications Corp. (a)(d)	29,520	860,213
DG FastChannel, Inc. (a)(d)	25,647	507,554
Digi International, Inc. (a)	35,468	307,153
Ditech Networks, Inc. (a)	24,840	26,579
EchoStar Holding Corp. Class A (a)(d)	61,800	990,654
EMS Technologies, Inc. (a)	28,534	557,840
Emulex Corp. (a)	108,215	1,189,283
Endwave Corp. (a)(d)	18,064	45,160
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	164,095	270,757
F5 Networks, Inc. (a)(d)	105,206	3,341,343
Finisar Corp. (a)	587,136	381,638
Globecomm Systems, Inc. (a)	28,319	183,224
Harmonic, Inc. (a)	115,052	665,001
Harris Stratex Networks, Inc. Class A (a)(d)	83,381	397,727
Hughes Communications, Inc. (a)(d)	8,804	192,984
Infinera Corp. (a)(d)	123,460	1,056,818
InterDigital, Inc. (a)(d)	55,203	1,414,301
Ixia (a)	47,514	289,835
KVH Industries, Inc. (a)	19,517	142,084
Lantronix, Inc. (a)	17,964	8,084
Lantronix, Inc. warrants 2/9/11 (a)(f)	81	2
Loral Space & Communications Ltd. (a)	12,027	370,913
MRV Communications, Inc. (a)	91,561	50,359
NETGEAR, Inc. (a)	47,322	663,928
Network Engines, Inc. (a)	9,093	7,274
Network Equipment Technologies, Inc. (a)	31,753	120,661
NumereX Corp. Class A (a)	4,959	22,316
Occam Networks, Inc. (a)	8,924	22,756
Oclaro, Inc. (a)	129,262	80,142
Oplink Communications, Inc. (a)	24,767	284,821
Opnext, Inc. (a)	45,452	113,175
Optelecom Nkf, Inc. (a)	1,053	3,843
Optical Cable Corp. (a)	1,228	3,205

	Shares	Value
ORBCOMM, Inc. (a)(d)	46,095	$ 70,986
Palm, Inc. (a)	154,261	1,881,984
Parkervision, Inc. (a)(d)	28,207	91,955
PC-Tel, Inc.	22,837	126,974
Performance Technologies, Inc. (a)	4,304	13,342
Plantronics, Inc.	52,208	931,391
Polycom, Inc. (a)(d)	95,000	1,644,450
Powerwave Technologies, Inc. (a)	140,885	190,195
Riverbed Technology, Inc. (a)(d)	69,901	1,404,311
SCM Microsystems, Inc. (a)	4,117	10,375
SeaChange International, Inc. (a)	42,335	313,279
ShoreTel, Inc. (a)	27,518	168,135
Sonus Networks, Inc. (a)	327,840	737,640
Starent Networks Corp. (a)(d)	42,404	895,997
Sycamore Networks, Inc. (a)	288,703	866,109
Symmetricom, Inc. (a)	84,462	434,135
Tekelec (a)	73,999	1,208,404
Telular Corp. (a)	14,093	29,454
Tollgrade Communications, Inc. (a)	15,734	88,425
UTStarcom, Inc. (a)	145,982	302,183
Veramark Technologies, Inc. (a)	1,700	680
ViaSat, Inc. (a)	36,243	908,974
Westell Technologies, Inc. Class A (a)	93,476	44,682
		44,027,396
Computers & Peripherals - 1.0%
3PAR, Inc. (a)	48,674	422,977
ActivIdentity Corp. (a)	30,377	70,475
Adaptec, Inc. (a)	152,054	413,587
Avid Technology, Inc. (a)(d)	49,161	700,053
Compellent Technologies, Inc. (a)	39,620	462,365
Concurrent Computer Corp. (a)	7,911	37,815
CopyTele, Inc. (a)	16,655	4,663
Cray, Inc. (a)	48,219	207,824
Data Domain, Inc. (a)	50,028	1,274,213
Datalink Corp. (a)	2,058	8,582
Dataram Corp. (a)	3,649	5,109
Diebold, Inc.	91,230	2,255,206
Dot Hill Systems Corp. (a)	30,475	21,333
Electronics for Imaging, Inc. (a)	63,518	645,978
En Pointe Technologies, Inc. (a)	2,994	6,886
Hauppauge Digital, Inc. (a)	4,117	4,611
Hutchinson Technology, Inc. (a)(d)	50,049	105,603
Hypercom Corp. (a)	60,574	81,775
iGO, Inc. (a)	18,109	12,314
Imation Corp.	31,408	303,401
Immersion Corp. (a)(d)	32,589	145,021
Intermec, Inc. (a)	54,534	626,050
Interphase Corp. (a)	2,203	12,293
Intevac, Inc. (a)	25,932	195,009
Isilon Systems, Inc. (a)	51,704	141,669
LaserCard Corp. (a)	11,480	40,869
NCR Corp. (a)	182,423	1,959,223
Novatel Wireless, Inc. (a)	57,720	674,170
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Overland Storage, Inc. (a)	6,049	$ 3,750
Presstek, Inc. (a)	39,299	67,987
Qualstar Corp.	2,735	5,744
Quantum Corp. (a)	267,685	307,838
Rimage Corp. (a)	17,322	263,814
Seagate Technology	634,877	5,529,779
Silicon Graphics International Corp. (a)	33,538	170,038
STEC, Inc. (a)(d)	38,975	638,800
Stratasys, Inc. (a)(d)	28,359	296,635
Super Micro Computer, Inc. (a)	44,834	300,388
Synaptics, Inc. (a)(d)	44,237	1,553,603
Transact Technologies, Inc. (a)	9,830	48,953
ViewCast.com, Inc. (a)	10,386	3,635
Western Digital Corp. (a)	273,513	6,796,798
		26,826,836
Electronic Equipment & Components - 1.7%
Acacia Research Corp. - Acacia Technologies (a)	28,810	159,319
Advanced Photonix, Inc. Class A (a)	11,134	7,571
Agilysys, Inc.	29,348	189,588
American Technology Corp. (a)(d)	2,713	5,616
Anixter International, Inc. (a)	34,174	1,401,817
Arrow Electronics, Inc. (a)	146,235	3,537,425
Avnet, Inc. (a)(d)	180,840	4,161,128
AVX Corp.	70,116	650,676
Axcess, Inc. (a)	6,529	2,612
Benchmark Electronics, Inc. (a)	70,653	861,967
Brightpoint, Inc. (a)	82,612	489,063
CalAmp Corp. (a)	25,303	26,568
Checkpoint Systems, Inc. (a)	46,934	658,953
Clearfield, Inc. (a)	3,836	4,910
Cogent, Inc. (a)(d)	46,583	468,159
Cognex Corp.	48,670	637,090
Coherent, Inc. (a)	31,750	619,760
Comverge, Inc. (a)(d)	38,266	390,313
CPI International, Inc. (a)	8,558	93,539
CTS Corp.	44,375	256,044
Daktronics, Inc. (d)	55,000	471,350
DDi Corp. (a)	20,393	81,572
Digital Ally, Inc. (a)(d)	16,594	29,869
Dolby Laboratories, Inc. Class A (a)(d)	64,382	2,321,615
DTS, Inc. (a)(d)	25,046	662,968
Echelon Corp. (a)(d)	43,645	319,918
Electro Rent Corp.	34,950	337,268
Electro Scientific Industries, Inc. (a)	32,818	294,049
Entorian Technologies, Inc. (a)	7,258	2,214
FARO Technologies, Inc. (a)(d)	27,041	417,243
Frequency Electronics, Inc. (a)	1,170	5,066
Gerber Scientific, Inc. (a)	34,143	110,282
Giga-Tronics, Inc. (a)	4,585	7,382
GTSI Corp. (a)	3,743	19,464

	Shares	Value
I. D. Systems Inc. (a)	11,645	$ 46,813
Ingram Micro, Inc. Class A (a)	175,298	2,895,923
Insight Enterprises, Inc. (a)	52,859	399,085
Intelli-Check, Inc. (a)	1,429	2,429
IPG Photonics Corp. (a)(d)	36,400	375,284
Iteris, Inc. (a)	4,304	6,155
Itron, Inc. (a)(d)	41,977	2,448,938
Jaco Electronics, Inc. (a)	3,836	3,069
Keithley Instruments, Inc.	19,213	82,616
L-1 Identity Solutions, Inc. (a)(d)	98,000	849,660
LeCroy Corp. (a)	12,897	52,491
LightPath Technologies, Inc. Class A (a)	1,150	644
Littelfuse, Inc. (a)	33,035	579,434
LoJack Corp. (a)	17,896	59,415
Mace Security International, Inc. (a)	8,918	10,256
Maxwell Technologies, Inc. (a)(d)	30,872	350,706
Measurement Specialties, Inc. (a)	15,913	87,522
Mercury Computer Systems, Inc. (a)	28,979	218,502
Merix Corp. (a)	15,740	7,870
Mesa Laboratories, Inc.	4,207	84,140
Methode Electronics, Inc. Class A	45,732	267,075
Micronetics, Inc. (a)	3,743	10,293
MTS Systems Corp.	32,168	713,486
Multi-Fineline Electronix, Inc. (a)(d)	13,687	262,106
Napco Security Technolgies, Inc. (a)	17,472	25,160
National Instruments Corp.	71,407	1,514,542
Newport Corp. (a)	44,542	260,125
NU Horizons Electronics Corp. (a)	14,521	54,018
OSI Systems, Inc. (a)	28,195	518,788
Par Technology Corp. (a)	6,450	40,635
Park Electrochemical Corp.	23,130	446,178
PC Connection, Inc. (a)	13,930	74,526
PC Mall, Inc. (a)	3,555	28,831
Perceptron, Inc. (a)	2,600	8,502
Planar Systems, Inc. (a)	18,106	23,357
Plexus Corp. (a)	49,920	911,539
RadiSys Corp. (a)(d)	34,357	297,532
RAE Systems, Inc. (a)	46,052	67,696
Research Frontiers, Inc. (a)(d)	22,011	68,234
RF Industries Ltd.	2,339	8,327
RF Monolithics, Inc. (a)	3,462	1,246
Richardson Electronics Ltd.	33,307	131,230
Rofin-Sinar Technologies, Inc. (a)(d)	34,967	788,506
Rogers Corp. (a)	23,126	394,530
Sanmina-SCI Corp. (a)	745,789	536,968
ScanSource, Inc. (a)(d)	34,240	847,098
Sigmatron International, Inc. (a)	762	1,859
SMART Modular Technologies (WWH), Inc. (a)	33,557	93,288
Spectrum Control, Inc. (a)	14,200	116,724
SYNNEX Corp. (a)(d)	22,002	569,412
Tech Data Corp. (a)(d)	62,236	1,992,797
Technitrol, Inc.	64,084	224,935
Tessco Technologies, Inc. (a)	4,000	41,680
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Trimble Navigation Ltd. (a)(d)	142,520	$ 2,733,534
TTM Technologies, Inc. (a)	59,591	530,360
Universal Display Corp. (a)(d)	52,827	464,349
Vicon Industries, Inc. (a)	18,575	104,020
Vishay Intertechnology, Inc. (a)	226,518	1,252,645
X-Rite, Inc. (a)(d)	41,424	74,977
Zygo Corp. (a)	17,642	89,092
		44,853,530
Internet Software & Services - 1.1%
Answers Corp. (a)(d)	9,496	69,226
Art Technology Group, Inc. (a)	191,147	688,129
Autobytel, Inc. (a)	47,104	21,197
Bankrate, Inc. (a)(d)	20,760	625,084
Chordiant Software, Inc. (a)	23,568	94,743
Communication Intelligence Corp. (a)	7,900	830
comScore, Inc. (a)(d)	21,925	244,464
Constant Contact, Inc. (a)	24,043	422,916
DealerTrack Holdings, Inc. (a)	47,229	677,736
Dice Holdings, Inc. (a)	26,816	127,376
Digital River, Inc. (a)	44,549	1,698,653
DivX, Inc. (a)(d)	39,119	207,331
EarthLink, Inc. (a)	137,520	1,078,157
EasyLink Services International Corp. (a)	3,400	6,494
EDGAR Online, Inc. (a)	3,836	5,217
Equinix, Inc. (a)(d)	42,598	3,169,291
Goldleaf Financial Solutions, Inc. (a)	12,407	9,181
GSI Commerce, Inc. (a)	32,530	418,336
IAC/InterActiveCorp (a)	98,904	1,598,289
iMergent, Inc.	8,356	71,026
InfoSpace, Inc. (a)	61,369	429,583
Innodata Isogen, Inc. (a)	7,485	33,233
InsWeb Corp. (a)	283	733
Internap Network Services Corp. (a)(d)	72,295	203,149
Internet America, Inc. (a)	6,082	1,216
Internet Brands, Inc. Class A (a)	25,000	168,250
Internet Capital Group, Inc. (a)	40,804	237,479
iPass, Inc. (a)	58,644	93,830
j2 Global Communications, Inc. (a)(d)	56,570	1,261,511
Jupiter Media Metrix, Inc. (a)	14,700	0
Keynote Systems, Inc. (a)	23,393	169,833
Limelight Networks, Inc. (a)	49,810	245,065
Liquidity Services, Inc. (a)	19,229	188,252
LivePerson, Inc. (a)	43,962	141,997
LoopNet, Inc. (a)	51,458	418,354
Marchex, Inc. Class B	49,302	164,176
MIVA, Inc. (a)	33,689	5,761
ModusLink Global Solutions, Inc. (a)	64,659	274,801
Move, Inc. (a)	195,366	410,269
NIC, Inc.	54,095	326,193
Omniture, Inc. (a)(d)	93,051	1,099,863
On2.Com, Inc. (a)(d)	162,348	68,186

	Shares	Value
Onstream Media Corp. (a)	1,100	$ 276
Onvia.com, Inc. (a)	1,133	5,472
Openwave Systems, Inc. (a)	93,277	164,168
Perficient, Inc. (a)	33,787	214,885
Rackspace Hosting, Inc.	90,579	1,057,057
RealNetworks, Inc. (a)	147,909	378,647
S1 Corp. (a)	83,563	566,557
Saba Software, Inc. (a)	24,380	87,037
SAVVIS, Inc.	55,661	655,130
Selectica, Inc. (a)	14,034	5,052
SonicWALL, Inc. (a)	89,081	455,204
Supportsoft, Inc. (a)	35,140	78,011
Switch & Data Facilities Co., Inc. (a)	42,539	559,388
TechTarget, Inc. (a)	6,000	24,120
Terremark Worldwide, Inc. (a)(d)	39,407	198,217
The Knot, Inc. (a)	43,086	352,443
TheStreet.com, Inc.	23,106	45,057
Travelzoo, Inc. (a)(d)	7,829	79,699
United Online, Inc.	126,902	812,173
US Dataworks, Inc. (a)	4,512	1,218
ValueClick, Inc. (a)	109,033	1,204,815
Vignette Corp. (a)	39,841	515,543
VistaPrint Ltd. (a)(d)	50,875	1,948,004
Vocus, Inc. (a)	32,978	630,210
Web.com, Inc. (a)	41,630	198,991
WebMD Health Corp. Class A (a)(d)	14,748	400,556
WebMediaBrands, Inc. (a)	31,939	14,373
Websense, Inc. (a)	53,416	969,500
Zix Corp. (a)(d)	83,740	139,008
		28,936,221
IT Services - 4.2%
Accenture Ltd. Class A	746,894	22,354,537
Acxiom Corp.	85,000	908,650
Alliance Data Systems Corp. (a)(d)	82,300	3,333,150
Analysts International Corp. (a)	9,684	6,007
Broadridge Financial Solutions, Inc.	175,722	2,909,956
CACI International, Inc. Class A (a)	38,400	1,473,408
Cass Information Systems, Inc.	14,016	437,019
Ciber, Inc. (a)	62,222	199,733
Computer Task Group, Inc. (a)	11,529	52,688
CSG Systems International, Inc. (a)	42,838	589,879
CSP, Inc. (a)	3,555	11,269
CyberSource Corp. (a)	89,338	1,161,394
DST Systems, Inc. (a)	50,000	1,915,000
Edgewater Technology, Inc. (a)	4,972	14,170
eLoyalty Corp. (a)	4,735	33,287
ePresence, Inc. (a)	5,520	0
Euronet Worldwide, Inc. (a)	60,500	965,580
ExlService Holdings, Inc. (a)	20,112	199,109
Forrester Research, Inc. (a)	20,849	483,071
Gartner, Inc. Class A (a)	78,000	1,197,300
Genpact Ltd. (a)	67,555	706,625
Gevity HR, Inc.	34,105	136,079
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Global Cash Access Holdings, Inc. (a)(d)	43,141	$ 301,124
Global Payments, Inc.	102,000	3,667,920
Hackett Group, Inc. (a)	44,735	105,127
Heartland Payment Systems, Inc.	39,418	301,548
Hewitt Associates, Inc. Class A (a)	114,816	3,329,664
iGate Corp.	57,350	306,249
infoGROUP, Inc. (a)	35,867	200,855
Integral Systems, Inc. (a)(d)	27,146	206,310
INX, Inc. (a)	7,038	31,671
Lender Processing Services, Inc.	117,000	3,398,850
Lionbridge Technologies, Inc. (a)	91,247	150,558
ManTech International Corp. Class A (a)(d)	26,000	997,100
Mastech Holdings, Inc. (a)	2,512	8,792
Maximus, Inc.	24,417	974,238
Metavante Technologies, Inc. (a)	111,323	2,855,435
MoneyGram International, Inc. (a)	85,260	140,679
NCI, Inc. Class A (a)(d)	15,408	387,665
NeuStar, Inc. Class A (a)(d)	99,500	1,994,975
Newtek Business Services, Inc. (a)	5,503	2,586
Online Resources Corp. (a)	30,274	157,728
Perot Systems Corp. Class A (a)	108,000	1,475,280
PFSweb, Inc. (a)	2,844	4,067
Rainmaker Systems, Inc. (a)	15,480	19,350
RightNow Technologies, Inc. (a)	35,492	311,975
Safeguard Scientifics, Inc. (a)	102,664	107,797
SAIC, Inc. (a)(d)	259,000	4,524,730
Sapient Corp. (a)	82,546	438,319
SRA International, Inc. Class A (a)	44,434	788,259
StarTek, Inc. (a)	4,563	24,777
Storage Engine, Inc. (a)	500	0
Syntel, Inc.	28,000	804,440
TechTeam Global, Inc. (a)	6,114	36,562
Teletech Holdings, Inc. (a)	42,497	489,990
The Management Network Group, Inc. (a)	14,649	4,102
TNS, Inc. (a)	41,336	779,184
TSR, Inc.	4,079	7,138
Unisys Corp. (a)	471,040	654,746
VeriFone Holdings, Inc. (a)(d)	94,228	718,960
Virtusa Corp. (a)	19,000	134,140
Visa, Inc. (d)	551,272	37,326,627
WidePoint Corp. (a)	5,600	2,632
Wilhelmina International, Inc. (a)	5,500	908
WPCS International, Inc. (a)	8,000	24,080
Wright Express Corp. (a)	48,000	1,193,760
		108,478,808
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)(d)	78,618	1,716,231
Semiconductors & Semiconductor Equipment - 3.0%
Actel Corp. (a)	38,632	435,769

	Shares	Value
Advanced Analogic Technologies, Inc. (a)	65,170	$ 308,254
Advanced Energy Industries, Inc. (a)	44,731	422,708
AEHR Test Systems (a)	9,000	8,370
Aetrium, Inc. (a)	100	146
Amkor Technology, Inc. (a)	159,226	722,886
Amtech Systems, Inc. (a)	4,491	20,434
ANADIGICS, Inc. (a)(d)	82,743	324,353
Applied Micro Circuits Corp. (a)	89,039	696,285
Atheros Communications, Inc. (a)(d)	74,062	1,241,279
Atmel Corp. (a)(d)	529,344	2,037,974
ATMI, Inc. (a)	37,614	610,475
AuthenTec, Inc. (a)	20,883	36,545
Axcelis Technologies, Inc. (a)	97,665	41,996
AXT, Inc. (a)	32,208	37,683
Brooks Automation, Inc. (a)	68,568	268,101
Cabot Microelectronics Corp. (a)	33,552	937,778
California Micro Devices Corp. (a)	27,193	66,079
Cavium Networks, Inc. (a)	50,941	735,588
Ceva, Inc. (a)	31,474	239,517
Cirrus Logic, Inc. (a)	75,191	292,493
Cohu, Inc.	33,998	314,482
Conexant Systems, Inc. (a)	100,115	116,133
Cree, Inc. (a)(d)	97,196	2,957,674
Cymer, Inc. (a)	36,276	1,007,022
Cypress Semiconductor Corp. (a)(d)	179,120	1,540,432
Diodes, Inc. (a)	38,829	596,802
DSP Group, Inc. (a)	40,671	294,865
EMCORE Corp. (a)(d)	63,786	83,560
Entegris, Inc. (a)	156,901	451,875
Entropic Communications, Inc. (a)	12,900	30,315
Exar Corp. (a)	65,969	426,160
Fairchild Semiconductor International, Inc. (a)	173,940	1,228,016
FEI Co. (a)	53,494	1,164,029
FormFactor, Inc. (a)(d)	63,274	1,148,423
FSI International, Inc. (a)	31,373	12,392
Hittite Microwave Corp. (a)(d)	29,676	1,064,775
Ikanos Communications, Inc. (a)	35,716	53,217
Integrated Device Technology, Inc. (a)	232,911	1,311,289
Integrated Silicon Solution, Inc. (a)	27,319	76,220
International Rectifier Corp. (a)(d)	83,616	1,209,924
Intersil Corp. Class A	163,892	2,007,677
IXYS Corp.	37,083	351,176
Kopin Corp. (a)	85,198	335,680
Kulicke & Soffa Industries, Inc. (a)	100,191	461,881
Lam Research Corp. (a)(d)	151,592	3,970,194
Lattice Semiconductor Corp. (a)	185,120	366,538
Leadis Technology, Inc. (a)	36,160	19,526
Logic Devices, Inc. (a)	8,982	4,491
LTX-Credence Corp. (a)	107,108	59,980
Marvell Technology Group Ltd. (a)	612,107	6,996,383
Mattson Technology, Inc. (a)	59,441	77,273
Maxim Integrated Products, Inc.	405,546	6,582,012
Micrel, Inc.	61,893	454,914
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Microsemi Corp. (a)	100,813	$ 1,356,943
Microtune, Inc. (a)	62,874	144,610
Mindspeed Technologies, Inc. (a)	14,694	26,743
MIPS Technologies, Inc. (a)	61,059	237,520
MKS Instruments, Inc. (a)	48,188	651,020
Monolithic Power Systems, Inc. (a)	40,995	849,006
MoSys, Inc. (a)	21,647	34,635
Nanometrics, Inc. (a)	3,555	7,146
Netlogic Microsystems, Inc. (a)(d)	25,992	850,458
NVE Corp. (a)(d)	8,431	337,324
Omnivision Technologies, Inc. (a)	68,871	784,441
ON Semiconductor Corp. (a)	520,780	3,567,343
PDF Solutions, Inc. (a)	29,912	56,235
Pericom Semiconductor Corp. (a)	43,926	415,101
Photronics, Inc. (a)	45,499	143,777
Pixelworks, Inc. (a)	8,415	14,726
PLX Technology, Inc. (a)	37,123	119,536
PMC-Sierra, Inc. (a)	276,848	2,101,276
Power Integrations, Inc.	36,757	810,859
QuickLogic Corp. (a)	5,545	7,541
Rambus, Inc. (a)(d)	128,545	1,664,658
Ramtron International Corp. (a)	4,828	5,021
RF Micro Devices, Inc. (a)	324,615	925,153
Rubicon Technology, Inc. (a)(d)	18,140	166,707
Rudolph Technologies, Inc. (a)	38,778	171,787
Semitool, Inc. (a)	27,663	135,549
Semtech Corp. (a)(d)	77,161	1,241,520
Sigma Designs, Inc. (a)(d)	36,655	566,686
Silicon Image, Inc. (a)	118,735	281,402
Silicon Laboratories, Inc. (a)(d)	55,862	1,878,080
Silicon Storage Technology, Inc. (a)	124,888	229,794
SiRF Technology Holdings, Inc. (a)(d)	84,125	334,818
Skyworks Solutions, Inc. (a)(d)	202,056	1,925,594
Standard Microsystems Corp. (a)	29,899	551,338
Supertex, Inc. (a)	17,813	436,240
Techwell, Inc. (a)	29,794	191,873
Tegal Corp. (a)	888	1,163
Tessera Technologies, Inc. (a)	58,583	1,378,458
Transwitch Corp. (a)	179,990	62,978
Trident Microsystems, Inc. (a)	126,386	217,384
TriQuint Semiconductor, Inc. (a)	201,875	898,344
Ultra Clean Holdings, Inc. (a)	19,832	58,108
Ultratech, Inc. (a)	29,773	373,949
Varian Semiconductor Equipment Associates, Inc. (a)	82,465	1,939,577
Veeco Instruments, Inc. (a)	49,100	517,023
Virage Logic Corp. (a)	6,362	26,720
Volterra Semiconductor Corp. (a)(d)	45,695	624,194
White Electronic Designs Corp. (a)	5,571	27,521

	Shares	Value
Zilog, Inc. (a)	8,368	$ 18,242
Zoran Corp. (a)(d)	71,308	790,093
		76,416,257
Software - 3.1%
Access Integrated Technologies, Inc. Class A (a)	30,643	36,465
ACI Worldwide, Inc. (a)(d)	43,415	647,318
Activision Blizzard, Inc. (a)	737,430	8,908,154
Actuate Corp. (a)	51,793	250,678
Adept Technology, Inc. (a)	1,291	3,744
Advent Software, Inc. (a)(d)	24,913	764,580
American Software, Inc. Class A	22,733	113,438
ANSYS, Inc. (a)(d)	110,209	3,290,841
ArcSight, Inc. (a)	29,083	468,527
Ariba, Inc. (a)(d)	108,007	1,022,826
Authentidate Holding Corp. (a)	8,307	9,055
Avatech Solutions, Inc. (a)	735	368
Bitstream, Inc. Class A (a)	3,682	17,158
Blackbaud, Inc.	51,045	707,994
Blackboard, Inc. (a)(d)	39,222	1,130,378
Borland Software Corp. (a)	89,834	88,127
Bottomline Technologies, Inc. (a)	31,276	303,377
BSQUARE Corp. (a)	2,830	5,122
Cadence Design Systems, Inc. (a)	319,503	1,805,192
Callidus Software, Inc. (a)	15,599	44,145
Catapult Communications Corp. (a)(d)	20,366	191,033
CommVault Systems, Inc. (a)	49,051	605,780
Concur Technologies, Inc. (a)(d)	60,405	1,781,948
Convera Corp. Class A (a)	32,212	8,697
Datawatch Corp. (a)	3,120	5,928
Deltek, Inc. (a)	12,830	51,962
DemandTec, Inc. (a)	21,979	203,306
Double-Take Software, Inc. (a)	31,281	288,098
Dynamics Research Corp. (a)	2,901	27,589
ebix.com, Inc. (a)(d)	15,604	494,179
Entrust, Inc. (a)	87,108	183,798
Epicor Software Corp. (a)(d)	73,269	376,603
EPIQ Systems, Inc. (a)	39,988	609,017
Evans & Sutherland Computer Corp. (a)	4,929	2,403
Evolving Systems, Inc. (a)	3,885	7,576
FactSet Research Systems, Inc. (d)	54,500	2,883,050
Fair Isaac Corp.	61,000	1,072,380
FalconStor Software, Inc. (a)	67,338	244,437
Fonix Corp. (a)	1	0
Glu Mobile, Inc. (a)	12,704	9,655
GSE Systems, Inc. (a)	8,317	44,995
Guardian Technologies International (a)	560	140
Guidance Software, Inc. (a)	15,000	48,000
i2 Technologies, Inc. (a)(d)	26,318	323,185
Informatica Corp. (a)	120,288	1,964,303
Interactive Intelligence, Inc. (a)	21,678	282,248
Jack Henry & Associates, Inc.	111,313	2,044,820
JDA Software Group, Inc. (a)(d)	42,128	627,707
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Kenexa Corp. (a)	28,062	$ 271,360
Lawson Software, Inc. (a)	166,626	876,453
Logility, Inc. (a)	7,206	50,514
Macrovision Solutions Corp. (a)	102,716	2,318,300
Magma Design Automation, Inc. (a)	41,993	62,150
Majesco Entertainment Co. (a)	22,569	31,032
Manhattan Associates, Inc. (a)	37,298	656,072
Mentor Graphics Corp. (a)	126,697	712,037
MICROS Systems, Inc. (a)	100,526	2,625,739
MicroStrategy, Inc. Class A (a)	13,888	649,958
Monotype Imaging Holdings, Inc. (a)	25,273	142,792
MSC.Software Corp. (a)	62,405	451,188
NetScout Systems, Inc. (a)	33,629	315,440
NetSol Technologies, Inc. (a)	880	379
NetSuite, Inc. (a)(d)	33,039	381,931
Nuance Communications, Inc. (a)(d)	274,000	3,397,600
OpenTV Corp. Class A (a)	131,423	229,990
Opnet Technologies, Inc.	18,393	186,873
Parametric Technology Corp. (a)	137,061	1,587,166
Peerless Systems Corp. (a)	6,456	12,525
Pegasystems, Inc.	16,702	443,271
Pervasive Software, Inc. (a)	3,743	21,822
Phoenix Technologies Ltd. (a)	29,298	81,741
Plato Learning, Inc. (a)	26,002	80,606
Progress Software Corp. (a)(d)	48,889	1,096,091
PROS Holdings, Inc. (a)	20,929	166,804
QAD, Inc.	28,833	85,922
Quality Systems, Inc. (d)	22,664	1,131,614
Quest Software, Inc. (a)	73,487	949,452
Radiant Systems, Inc. (a)	41,420	312,721
Red Hat, Inc. (a)	240,000	4,788,000
Renaissance Learning, Inc.	9,747	95,618
Rosetta Stone, Inc.	9,814	236,616
Salary.com, Inc. (a)	11,000	21,670
Scientific Learning Corp. (a)	3,264	6,593
Simulations Plus, Inc. (a)	24,000	26,640
Smith Micro Software, Inc. (a)(d)	42,258	412,438
Soapstone Networks, Inc. (a)	20,518	77,763
Solera Holdings, Inc. (a)	92,496	2,118,158
Sonic Foundry, Inc. (a)	10,711	7,712
Sonic Solutions, Inc.	36,717	64,255
Sourcefire, Inc. (a)	38,817	473,567
SourceForge, Inc. (a)	41,920	41,501
SPSS, Inc. (a)	23,228	775,118
SRS Labs, Inc. (a)	19,110	118,673
StorageNetworks, Inc. (a)	29,377	0
SuccessFactors, Inc. (a)	39,424	309,084
SumTotal Systems, Inc. (a)(d)	25,611	122,933
Sybase, Inc. (a)(d)	98,710	3,211,036
Symyx Technologies, Inc. (a)	49,606	240,093
Synchronoss Technologies, Inc. (a)	33,172	402,708

	Shares	Value
Synopsys, Inc. (a)	177,000	$ 3,447,960
Take-Two Interactive Software, Inc. (d)	90,936	787,506
Taleo Corp. Class A (a)	44,067	683,039
TeleCommunication Systems, Inc. Class A (a)	58,188	434,664
THQ, Inc. (a)	109,033	701,082
TIBCO Software, Inc. (a)	227,656	1,509,359
TiVo, Inc. (a)(d)	108,227	757,589
Tyler Technologies, Inc. (a)(d)	50,169	842,839
Ultimate Software Group, Inc. (a)(d)	31,371	637,145
Unica Corp. (a)(d)	7,764	34,705
Vasco Data Security International, Inc. (a)	37,283	276,267
Versant Corp. (a)	6,415	96,802
VirnetX Holding Corp. (a)	1,100	1,804
VMware, Inc. Class A (a)(d)	48,000	1,489,920
Wind River Systems, Inc. (a)	100,601	793,742
		79,374,466
TOTAL INFORMATION TECHNOLOGY		410,629,745
MATERIALS - 5.3%
Chemicals - 2.7%
A. Schulman, Inc.	41,307	616,714
ADA-ES, Inc. (a)	6,212	20,562
Airgas, Inc.	88,000	3,718,880
Albemarle Corp.	115,000	3,245,300
Altair Nanotechnologies, Inc. (a)(d)	91,411	93,239
American Pacific Corp. (a)	6,762	42,465
American Vanguard Corp.	24,106	246,122
Arch Chemicals, Inc.	31,493	884,953
Ashland, Inc.	84,500	2,264,600
Balchem Corp.	29,847	719,910
Cabot Corp.	57,159	912,829
Calgon Carbon Corp. (a)(d)	66,940	771,818
Celanese Corp. Class A	178,972	3,670,716
Cytec Industries, Inc.	59,000	1,267,320
Eden Bioscience Corp. (a)	1,247	1,808
Ferro Corp.	63,600	234,684
Flotek Industries, Inc. (a)(d)	40,256	84,538
FMC Corp. (d)	93,000	5,054,550
GenTek, Inc. (a)	17,509	411,286
Georgia Gulf Corp. (d)	33,843	30,120
H.B. Fuller Co.	59,759	1,017,098
Hawkins, Inc.	5,284	113,500
Huntsman Corp.	250,896	1,585,663
ICO, Inc. (a)	24,602	70,854
Innophos Holdings, Inc.	22,473	350,354
Intrepid Potash, Inc. (a)(d)	40,724	1,327,602
KMG Chemicals, Inc.	10,001	70,007
Koppers Holdings, Inc.	29,309	741,225
Kronos Worldwide, Inc.	4,133	28,394
Landec Corp. (a)	40,274	273,863
LSB Industries, Inc. (a)	25,876	433,423
Lubrizol Corp.	83,000	3,707,610
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Material Sciences Corp. (a)	8,000	$ 8,320
Minerals Technologies, Inc.	21,933	858,019
Nalco Holding Co.	172,771	2,999,305
Nanophase Technologies Corp. (a)	5,146	6,433
NewMarket Corp.	15,561	1,129,262
NL Industries, Inc.	9,181	69,867
Olin Corp.	86,692	1,158,205
OM Group, Inc. (a)	35,794	948,541
OMNOVA Solutions, Inc. (a)	52,546	131,890
Penford Corp.	22,005	134,231
PolyOne Corp. (a)	150,788	453,872
Quaker Chemical Corp.	22,398	308,868
Rockwood Holdings, Inc. (a)	57,330	855,364
RPM International, Inc.	174,501	2,673,355
Sensient Technologies Corp.	69,030	1,582,168
Solutia, Inc. (a)	117,664	576,554
Spartech Corp.	50,908	215,341
Stepan Co.	11,390	478,494
Terra Industries, Inc. (d)	125,445	3,486,117
Terra Nitrogen Co. LP	7,339	908,348
The Mosaic Co.	188,594	10,316,092
The Scotts Miracle-Gro Co. Class A	55,700	1,910,510
Valhi, Inc.	8,061	87,381
Valspar Corp.	119,644	2,733,865
W.R. Grace & Co. (a)(d)	71,778	931,678
Westlake Chemical Corp.	17,796	363,928
Zep, Inc.	28,577	347,782
Zoltek Companies, Inc. (a)(d)	33,660	333,234
		70,019,031
Construction Materials - 0.2%
Axion International Holdings, Inc. (a)	14	16
Eagle Materials, Inc. (d)	55,000	1,353,000
Headwaters, Inc. (a)(d)	93,357	370,627
Martin Marietta Materials, Inc. (d)	50,641	4,125,722
Texas Industries, Inc. (d)	30,000	1,020,900
U.S. Concrete, Inc. (a)	45,634	105,871
		6,976,136
Containers & Packaging - 0.8%
AEP Industries, Inc. (a)	9,338	231,489
Aptargroup, Inc.	78,500	2,434,285
Boise, Inc. (a)	30,919	53,799
BWAY Holding Co. (a)	12,282	178,457
Crown Holdings, Inc. (a)	210,296	4,941,956
Graphic Packaging Holding Co. (a)	111,482	209,586
Greif, Inc. Class A (d)	42,318	2,044,806
MOD-PAC Corp. (sub. vtg.) (a)	1,684	3,301
Myers Industries, Inc.	34,334	346,773
Packaging Corp. of America	129,000	2,079,480
Rock-Tenn Co. Class A	49,000	1,880,620

	Shares	Value
Silgan Holdings, Inc.	39,777	$ 1,760,530
Sonoco Products Co.	128,000	3,118,080
Temple-Inland, Inc.	111,105	1,419,922
		20,703,084
Metals & Mining - 1.4%
A.M. Castle & Co.	28,298	297,129
Allied Nevada Gold Corp. (a)(d)	59,000	457,250
Amcol International Corp.	32,085	686,940
Brush Engineered Materials, Inc. (a)	36,496	560,214
Carpenter Technology Corp.	59,391	1,335,110
Century Aluminum Co. (a)(d)	96,846	582,044
Cliffs Natural Resources, Inc.	163,356	4,451,451
Coeur d'Alene Mines Corp. (a)	72,999	1,078,195
Commercial Metals Co.	142,000	2,409,740
Compass Minerals International, Inc.	43,663	2,341,647
Friedman Industries	7,344	40,025
General Moly, Inc. (a)(d)	104,810	223,245
Haynes International, Inc. (a)	12,635	289,973
Hecla Mining Co. (a)(d)	276,469	1,025,700
Horsehead Holding Corp. (a)	64,775	465,085
Kaiser Aluminum Corp.	23,663	735,209
Metalline Mining Co. (a)	25,343	7,603
Mines Management, Inc. (a)	11,916	21,210
Olympic Steel, Inc.	10,769	198,796
Reliance Steel & Aluminum Co.	79,381	3,015,684
Rock of Ages Corp. Class A (a)	600	1,248
Royal Gold, Inc. (d)	48,000	2,235,360
RTI International Metals, Inc. (a)	23,916	342,238
Schnitzer Steel Industries, Inc. Class A (d)	25,671	1,400,096
Southern Copper Corp. (d)	277,000	5,797,610
Steel Dynamics, Inc.	231,057	3,451,992
Stillwater Mining Co. (a)	71,502	528,400
Synalloy Corp.	7,000	56,630
Universal Stainless & Alloy Products, Inc. (a)	10,258	142,484
US Energy Corp. (a)(d)	20,737	40,230
US Gold Corp. (a)(d)	116,946	264,298
Vista Gold Corp. (a)	32,930	88,582
Worthington Industries, Inc.	84,548	1,182,827
		35,754,245
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc. (a)	67,813	343,812
Clearwater Paper Corp. (a)	12,000	284,040
Deltic Timber Corp.	14,968	502,625
Domtar Corp. (a)	586,387	668,481
Glatfelter	61,700	632,425
Kapstone Paper & Packaging Corp. (a)	15,000	63,750
Louisiana-Pacific Corp.	135,528	588,192
Neenah Paper, Inc.	24,499	198,197
Schweitzer-Mauduit International, Inc.	28,287	635,609
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Verso Paper Corp.	10,000	$ 14,500
Wausau-Mosinee Paper Corp.	63,737	461,456
		4,393,087
TOTAL MATERIALS		137,845,583
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.5%
8X8, Inc. (a)	9,978	6,785
Alaska Communication Systems Group, Inc.	78,582	532,000
Allegiance Telecom, Inc. (a)	15,750	0
Arbinet-thexchange, Inc. (a)	25,856	49,644
Atlantic Tele-Network, Inc.	13,844	315,228
Cbeyond, Inc. (a)(d)	28,675	492,923
Cincinnati Bell, Inc. (a)	267,471	746,244
Cogent Communications Group, Inc. (a)(d)	58,725	458,642
Consolidated Communications Holdings, Inc.	50,637	521,561
D&E Communications, Inc.	15,104	147,264
FairPoint Communications, Inc.	109,733	110,830
Fibernet Telecom Group, Inc. (a)(d)	17,000	190,400
General Communications, Inc. Class A (a)	51,018	337,229
Global Crossing Ltd. (a)	31,066	260,333
HickoryTech Corp.	10,207	73,490
iBasis, Inc. (a)	25,502	33,408
IDT Corp. Class B (a)	25,559	42,939
Iowa Telecommunication Services, Inc.	60,100	711,584
Level 3 Communications, Inc. (a)(d)	1,955,099	2,091,956
Neutral Tandem, Inc. (a)	30,233	876,757
NTELOS Holdings Corp.	49,973	893,018
PAETEC Holding Corp. (a)	162,769	498,073
Pervasip Corp. (a)	14,200	3,266
Premiere Global Services, Inc. (a)	70,557	844,567
Shenandoah Telecommunications Co. (d)	27,682	534,539
SureWest Communications	18,890	165,099
tw telecom, inc. (a)(d)	165,800	1,966,388
Vonage Holdings Corp. (a)	38,962	17,923
Warwick Valley Telephone Co.	842	11,316
XETA Technologies, Inc. (a)	3,181	7,348
		12,940,754
Wireless Telecommunication Services - 1.3%
Centennial Communications Corp. Class A (a)	94,423	794,097
Clearwire Corp. Class A (a)(d)	114,753	510,651
Crown Castle International Corp. (a)	313,310	7,600,901
FiberTower Corp. (a)	94,661	70,996
ICO Global Communications Holdings Ltd. Class A (a)	94,000	61,100
IPCS, Inc. (a)	32,391	586,925

	Shares	Value
Leap Wireless International, Inc. (a)(d)	71,743	$ 2,689,645
MetroPCS Communications, Inc. (a)(d)	311,712	5,339,627
NII Holdings, Inc. (a)	207,239	4,240,110
SBA Communications Corp. Class A (a)(d)	151,212	3,866,491
SkyTerra Communications, Inc. (a)	1,881	5,248
Syniverse Holdings, Inc. (a)	83,527	1,248,729
Telephone & Data Systems, Inc.	128,133	3,883,711
Terrestar Corp. (a)	63,700	35,035
U.S. Cellular Corp. (a)	18,932	786,246
USA Mobility, Inc.	41,123	459,755
Virgin Mobile USA, Inc. Class A (a)(d)	38,688	186,089
		32,365,356
TOTAL TELECOMMUNICATION SERVICES		45,306,110
UTILITIES - 4.3%
Electric Utilities - 1.0%
Allete, Inc.	43,528	1,150,010
Brookfield Infrastructure Partners LP	10,000	124,900
Central Vermont Public Service Corp.	20,496	331,215
Cleco Corp.	88,601	1,812,776
DPL, Inc.	152,624	3,321,098
El Paso Electric Co. (a)	46,504	615,713
Empire District Electric Co.	59,015	924,765
EnerNOC, Inc. (a)(d)	17,971	428,069
Great Plains Energy, Inc.	144,478	2,177,283
Hawaiian Electric Industries, Inc. (d)	127,143	2,193,217
IDACORP, Inc.	55,745	1,297,186
ITC Holdings Corp.	64,283	2,757,098
MGE Energy, Inc.	35,052	1,087,664
NV Energy, Inc.	282,872	2,828,720
Portland General Electric Co. (d)	85,921	1,545,719
UIL Holdings Corp.	43,623	904,305
Unisource Energy Corp.	48,875	1,243,380
Unitil Corp.	4,839	97,167
Westar Energy, Inc.	143,200	2,556,120
		27,396,405
Gas Utilities - 1.3%
AGL Resources, Inc.	101,521	2,935,987
Amerigas Partners LP	30,217	966,340
Atmos Energy Corp.	127,710	3,065,040
Chesapeake Utilities Corp.	15,688	515,508
Delta Natural Gas Co., Inc.	2,782	62,372
Energen Corp.	82,500	3,070,650
Ferrellgas Partners LP	32,639	562,044
Laclede Group, Inc.	34,776	1,080,838
National Fuel Gas Co. New Jersey (d)	105,295	3,530,541
New Jersey Resources Corp.	54,440	1,811,219
Northwest Natural Gas Co. (d)	31,059	1,318,144
ONEOK, Inc.	124,500	3,647,850
Piedmont Natural Gas Co., Inc.	81,178	1,839,493
South Jersey Industries, Inc.	41,186	1,374,789
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Southwest Gas Corp.	54,521	$ 1,132,946
Star Gas Partners LP	57,420	202,693
Suburban Propane Partners LP	31,501	1,321,467
UGI Corp.	128,383	3,095,314
WGL Holdings, Inc.	59,389	1,765,041
		33,298,276
Independent Power Producers & Energy Traders - 0.8%
Black Hills Corp.	61,184	1,309,338
Calpine Corp. (a)(d)	453,326	6,142,567
Environmental Power Corp. (a)	10,176	5,088
Mirant Corp. (a)	225,000	3,512,250
NRG Energy, Inc. (a)	298,593	6,718,343
Ormat Technologies, Inc. (d)	18,648	743,869
RRI Energy, Inc. (a)	456,508	2,501,664
		20,933,119
Multi-Utilities - 0.9%
Alliant Energy Corp.	137,631	3,265,984
Avista Corp.	74,713	1,183,454
CH Energy Group, Inc.	35,253	1,461,942
Florida Public Utilities Co.	5,845	76,862
MDU Resources Group, Inc.	232,374	4,289,624
NorthWestern Energy Corp.	58,864	1,261,456
NSTAR (d)	135,295	4,068,320
OGE Energy Corp.	147,106	3,798,277
PNM Resources, Inc.	114,905	1,062,871
Vectren Corp.	109,546	2,492,172
		22,960,962
Water Utilities - 0.3%
American States Water Co.	21,173	663,773
American Water Works Co., Inc.	87,510	1,512,172
Aqua America, Inc. (d)	157,251	2,593,068
Artesian Resources Corp. Class A	3,763	59,756
Cadiz, Inc. (a)	14,433	109,835
California Water Service Group	22,853	795,741
Connecticut Water Service, Inc.	10,523	221,930
Middlesex Water Co.	18,279	251,702
Pure Cycle Corp. (a)	23,077	62,308
SJW Corp.	11,852	240,003
Southwest Water Co.	32,857	172,499
York Water Co.	12,649	177,086
		6,859,873
TOTAL UTILITIES		111,448,635
TOTAL COMMON STOCKS (Cost $3,344,967,447)		2,515,334,436
U.S. Treasury Obligations - 0.5%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.27% to 1.07% 6/4/09 to 12/17/09 (e) (Cost $12,278,408)	$ 12,300,000	$ 12,287,427
Money Market Funds - 27.2%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	51,341,123	51,341,123
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	651,342,024	651,342,024
TOTAL MONEY MARKET FUNDS (Cost $702,683,147)		702,683,147
TOTAL INVESTMENT PORTFOLIO - 124.9% (Cost $4,059,929,002)	3,230,305,010
NET OTHER ASSETS - (24.9)%	(644,192,872)
NET ASSETS - 100%	$ 2,586,112,138
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
219 CME E-mini S&P 500 Index Contracts	June 2009	$ 10,053,195	$ 381,241
342 CME E-mini S&P Midcap 400 Index Contracts	June 2009	19,665,000	670,326
675 NYFE Russell 1000 Mini Index Contracts	June 2009	33,837,750	1,227,293
TOTAL EQUITY INDEX CONTRACTS		$ 63,555,945	$ 2,278,860

The face value of futures purchased as a percentage of net assets - 2.5%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 100 basis points with JPMorgan Chase, Inc.	Oct. 2009	$ 6,292,890	$ 476,561
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,290,871.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Lantronix, Inc. warrants 2/9/11	4/1/08	$ 31
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 84,552
Fidelity Securities Lending Cash Central Fund	1,284,683
Total	$ 1,369,235
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,230,305,010	$ 3,217,996,939	$ 12,287,429	$ 20,642
Other Financial Instruments*	$ 2,755,421	$ 2,278,860	$ 476,561	$ -
* Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	6,315
Cost of Purchases	57
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	14,270
Ending Balance	$ 20,642

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $4,068,235,799. Net unrealized depreciation aggregated $837,930,789, of which $327,660,939 related to appreciated investment securities and $1,165,591,728 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® International Index Fund

May 31, 2009

1.816029.104

SPI-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 6.9%
AGL Energy Ltd.	283,951	$ 3,194,453
Alumina Ltd.	1,548,184	1,692,803
Amcor Ltd.	600,404	2,469,095
AMP Ltd.	1,331,220	5,205,759
Aristocrat Leisure Ltd. (d)	262,752	769,174
Arrow Energy Ltd. (a)	343,104	1,035,192
ASX Ltd.	108,484	3,047,229
Australia & New Zealand Banking Group Ltd.	1,381,392	17,766,985
AXA Asia Pacific Holdings Ltd.	641,887	1,979,775
Bendigo & Adelaide Bank Ltd.	201,919	994,986
BHP Billiton Ltd.	2,142,307	60,198,147
Billabong International Ltd.	123,813	787,628
BlueScope Steel Ltd.	1,094,484	2,119,572
Boral Ltd.	373,710	1,229,944
Brambles Ltd.	865,884	4,118,846
Caltex Australia Ltd.	89,246	860,028
CFS Retail Property Trust	1,240,758	1,640,890
Coca-Cola Amatil Ltd.	379,952	2,580,037
Cochlear Ltd.	36,639	1,609,137
Commonwealth Bank of Australia	940,337	26,533,459
Computershare Ltd.	290,338	2,078,193
Crown Ltd.	301,988	1,767,352
CSL Ltd.	386,381	9,123,200
CSR Ltd.	759,334	1,004,900
DEXUS Property Group unit	2,718,873	1,673,427
Energy Resources of Australia Ltd.	39,896	790,603
Fortescue Metals Group Ltd. (a)	776,852	1,674,259
Fosters Group Ltd.	1,246,679	4,922,693
Goodman Fielder Ltd.	760,073	784,600
Harvey Norman Holdings Ltd.	358,038	849,213
Incitec Pivot Ltd.	1,100,312	2,402,788
Insurance Australia Group Ltd.	1,308,572	3,848,483
John Fairfax Holdings Ltd. (d)	1,263,511	1,170,429
Leighton Holdings Ltd. (d)	93,379	1,729,963
Lend Lease Corp. Ltd.	292,368	1,635,782
Lion Nathan Ltd.	205,693	1,951,170
Macquarie Airports unit	398,785	677,372
Macquarie Group Ltd.	191,949	4,984,177
Macquarie Infrastructure Group unit	1,532,206	1,726,872
Metcash Ltd.	520,927	1,755,876
Mirvac Group unit	1,057,642	991,191
National Australia Bank Ltd.	1,227,385	21,968,554
Newcrest Mining Ltd.	304,500	8,084,698
Nufarm Ltd.	107,948	1,071,918
OneSteel Ltd.	886,874	1,947,381
Orica Ltd.	235,181	3,837,254
Origin Energy Ltd.	548,633	6,537,310
OZ Minerals Ltd.	1,945,900	1,389,047
Paladin Energy Ltd. (a)	349,072	1,424,902
Perpetual Trustees Australia Ltd.	26,501	609,523
Qantas Airways Ltd.	721,643	1,116,672

	Shares	Value
QBE Insurance Group Ltd.	636,097	$ 9,981,329
Rio Tinto Ltd.	180,339	9,486,854
Santos Ltd.	528,398	6,208,686
Sims Metal Management Ltd.	91,162	1,702,518
Sonic Healthcare Ltd.	235,289	2,240,175
SP AusNet unit	875,000	565,160
Stockland Corp. Ltd. unit	1,473,852	3,697,861
Suncorp-Metway Ltd.	839,571	4,050,169
Tabcorp Holdings Ltd.	377,862	2,241,163
Tattersall's Ltd.	814,335	1,612,759
Telstra Corp. Ltd.	2,918,071	7,315,188
The GPT Group unit	5,796,476	2,390,106
Toll Holdings Ltd.	422,475	2,403,736
Transurban Group unit	717,392	2,338,450
Wesfarmers Ltd.	652,583	11,244,957
Wesfarmers Ltd. (price protected shares)	87,427	1,506,793
Westfield Group unit	1,305,950	11,540,303
Westpac Banking Corp.	1,865,700	28,407,917
Woodside Petroleum Ltd.	310,661	10,852,999
Woolworths Ltd.	784,372	16,026,069
WorleyParsons Ltd.	105,433	1,928,080
TOTAL AUSTRALIA		373,104,213
Austria - 0.3%
Erste Bank AG (d)	118,266	2,883,819
OMV AG	103,795	4,252,956
Osterreichische Elektrizitatswirtschafts AG	52,090	2,819,784
Raiffeisen International Bank-Holding AG (d)	28,915	1,232,543
Telekom Austria AG	225,044	3,486,846
Vienna Insurance Group	27,248	1,165,342
voestalpine AG	77,950	2,263,798
TOTAL AUSTRIA		18,105,088
Belgium - 0.9%
Anheuser-Busch InBev NV	457,723	16,146,368
Belgacom SA	104,305	3,279,202
Colruyt NV	10,233	2,412,565
Compagnie Nationale A Portefeuille (CNP)	25,540	1,331,968
Delhaize Group SA	62,703	4,624,130
Dexia SA (d)	330,261	2,107,224
Fortis	1,493,769	5,675,865
Fortis rights 12/31/49 (a)	1,232,370	17
Groupe Bruxelles Lambert SA	51,373	4,147,881
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	35
KBC Groupe SA	94,871	1,973,529
Mobistar SA	18,454	1,143,208
Solvay SA	37,516	3,449,082
UCB SA	61,597	2,058,659
Umicore SA	86,172	2,076,997
TOTAL BELGIUM		50,426,730
Common Stocks - continued
	Shares	Value
Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	359,450	$ 1,334,749
Chinese Estates Holdings Ltd.	425,758	656,362
Noble Group Ltd.	952,400	1,059,068
NWS Holdings Ltd.	437,000	946,345
Orient Overseas International Ltd.	143,400	622,218
Seadrill Ltd. (d)	186,100	2,744,706
Yue Yuen Industrial (Holdings) Ltd.	474,500	1,091,210
TOTAL BERMUDA		8,454,658
Cayman Islands - 0.0%
Foxconn International Holdings Ltd. (a)	1,153,000	832,367
Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	348,663	2,712,912
Denmark - 0.9%
A.P. Moller - Maersk AS:
Series A	348	2,143,764
Series B	726	4,498,286
Carlsberg AS Series B	69,802	4,457,156
Coloplast AS Series B	16,010	1,109,676
Danske Bank AS (a)	298,229	5,067,956
DSV de Sammensluttede Vognmaend AS (d)	117,240	1,461,999
H. Lundbeck AS	36,849	824,753
Novo Nordisk AS Series B	287,228	14,976,610
Novozymes AS Series B	28,804	2,296,228
Topdanmark AS (a)	8,515	1,028,735
Trygvesta AS	18,850	1,122,612
Vestas Wind Systems AS (a)	130,742	9,633,926
William Demant Holding AS (a)	12,767	723,315
TOTAL DENMARK		49,345,016
Finland - 1.3%
Elisa Corp. (A Shares)	81,981	1,224,054
Fortum Oyj	277,010	6,802,781
Kesko Oyj	46,608	1,348,890
Kone Oyj (B Shares)	94,654	2,888,909
Metso Corp.	79,876	1,532,863
Neste Oil Oyj (d)	78,792	1,218,973
Nokia Corp.	2,439,811	37,452,005
Nokian Tyres PLC	61,683	1,175,722
Orion Oyj (B Shares)	52,103	849,624
Outokumpu Oyj (A Shares)	77,659	1,550,006
Pohjola Bank PLC (a)	42,716	326,778
Pohjola Bank PLC (A Shares)	73,520	563,625
Rautaruukki Oyj (K Shares)	60,299	1,367,561
Sampo Oyj (A Shares)	260,586	4,918,493
Sanoma-WSOY Oyj (d)	52,657	842,085
Stora Enso Oyj (R Shares)	400,686	2,414,344
UPM-Kymmene Corp.	344,064	3,236,833
Wartsila Corp. (d)	50,226	1,811,415
TOTAL FINLAND		71,524,961

	Shares	Value
France - 9.9%
Accor SA (d)	100,357	$ 4,479,857
Aeroports de Paris	17,169	1,256,469
Air France KLM (Reg.)	87,145	1,396,635
Alcatel-Lucent SA (a)	1,544,868	3,942,567
Alstom SA	133,500	8,520,637
Atos Origin SA	45,150	1,532,564
AXA SA	996,521	18,684,843
BIC SA	18,348	1,007,765
bioMerieux SA	8,000	694,173
BNP Paribas SA	532,323	36,897,879
Bouygues SA	146,628	6,063,439
Bureau Veritas SA	30,168	1,490,991
Cap Gemini SA	90,489	3,507,427
Carrefour SA (d)	400,928	18,060,850
Casino Guichard Perrachon et Compagnie	28,112	2,058,246
Casino Guichard Perrachon et Compagnie rights 7/10/09 (a)	28,112	106,187
Christian Dior SA	36,824	2,832,474
CNP Assurances	21,842	2,071,786
Compagnie de St. Gobain	232,650	8,483,642
Compagnie Generale de Geophysique SA (a)	88,477	1,578,802
Credit Agricole SA	564,050	8,334,070
DANONE (d)	284,402	14,214,629
Dassault Systemes SA	39,184	1,756,451
Eiffage SA	24,674	1,512,349
Electricite de France	150,258	7,911,498
Eramet SA	2,686	746,244
Essilor International SA	125,028	5,780,364
Eurazeo SA	18,020	851,934
Eutelsat Communications	64,076	1,631,585
Fonciere Des Regions	13,249	1,005,432
France Telecom SA	1,165,406	28,654,422
GDF Suez	769,119	30,427,066
Gecina SA	11,048	908,318
Hermes International SA	38,929	5,236,309
ICADE	12,316	1,044,016
Iliad Group SA	10,840	1,211,303
Imerys (d)	19,851	850,263
Ipsen SA	15,000	701,561
JC Decaux SA (d)	49,234	809,715
Klepierre SA	56,651	1,443,726
L'Air Liquide SA	26,785	2,494,979
L'Air Liquide SA	56,030	5,235,822
L'Oreal SA	153,227	12,136,686
Lafarge SA	28,286	1,934,650
Lafarge SA	43,250	2,958,128
Lafarge SA (a)	38,164	2,426,130
Lafarge SA (Bearer)	14,869	1,019,816
Lagardere S.C.A. (Reg.)	74,037	2,486,911
Legrand SA	66,993	1,420,006
LVMH Moet Hennessy - Louis Vuitton	155,193	12,930,445
Common Stocks - continued
	Shares	Value
France - continued
M6 Metropole Television SA	47,281	$ 937,819
Michelin SA (Compagnie Generale des Etablissements) Series B	93,674	5,717,127
Natixis SA	579,564	1,192,338
Neopost SA	19,141	1,595,810
PagesJaunes Groupe SA (d)	83,208	1,012,682
Pernod Ricard SA	123,787	7,763,300
Peugeot Citroen SA	102,586	3,126,740
PPR SA	47,409	4,006,024
Publicis Groupe SA	75,974	2,479,031
Renault SA	112,806	4,377,319
Safran SA	118,331	1,560,796
Sanofi-Aventis	669,764	42,757,745
Schneider Electric SA	160,089	11,969,427
SCOR SE	101,614	2,147,771
Societe Des Autoroutes Paris-Rhin-Rhone (d)	13,292	820,973
Societe Generale Series A	294,472	17,282,110
Sodexo SA	57,996	2,874,546
Suez Environnement SA	172,336	3,139,660
Technip SA	68,214	3,383,981
Television Francaise 1 SA (d)	71,975	846,534
Thales SA	58,445	2,758,145
Total SA:
(strip VVPR) (a)	3,096	4
Series B	1,359,615	78,457,330
Unibail-Rodamco	51,829	8,366,065
Vallourec SA	33,354	4,215,822
Veolia Environnement	239,516	7,090,231
VINCI SA	268,409	12,983,258
Vivendi	744,142	19,697,287
TOTAL FRANCE		537,301,936
Germany - 7.5%
adidas AG	119,306	4,389,101
Allianz AG (Reg.)	287,785	28,462,087
BASF AG	590,771	25,051,367
Bayer AG	483,986	27,732,189
Bayerische Motoren Werke AG (BMW)	213,919	7,743,243
Beiersdorf AG	56,813	2,810,785
Celesio AG	51,063	1,163,805
Commerzbank AG (d)	454,396	3,581,665
Daimler AG (Reg.)	576,303	21,156,297
Deutsche Bank AG	355,654	24,044,671
Deutsche Boerse AG	124,829	10,949,601
Deutsche Lufthansa AG (Reg.)	145,385	2,023,565
Deutsche Post AG	533,836	7,418,870
Deutsche Postbank AG	54,910	1,292,182
Deutsche Telekom AG (Reg.)	1,800,926	20,619,877
E.ON AG	1,207,919	42,922,538
Fraport AG Frankfurt Airport Services Worldwide	19,293	796,111
Fresenius Medical Care AG & Co. KGaA	117,199	4,951,393

	Shares	Value
Fresenius SE	19,026	$ 923,400
GEA Group AG	95,322	1,494,552
Hamburger Hafen und Logistik AG	14,672	616,931
Hannover Rueckversicherungs AG	42,608	1,607,572
HeidelbergCement AG (strip VVPR) (a)	239	0
Henkel AG & Co. KGaA	79,328	2,147,221
Hochtief AG	26,742	1,303,984
K&S AG	93,577	6,999,842
Linde AG	97,077	8,116,779
MAN AG	65,891	4,046,950
Merck KGaA	40,054	3,870,230
Metro AG (d)	80,606	4,371,670
Munich Re Group (Reg.)	130,418	18,403,398
Puma AG	3,762	872,486
RWE AG	274,028	22,892,434
Salzgitter AG	24,581	2,309,978
SAP AG	545,184	23,633,657
Siemens AG (Reg.)	529,984	38,920,448
SolarWorld AG (d)	53,117	1,668,670
Suedzucker AG (Bearer)	44,283	923,436
Thyssenkrupp AG	223,273	5,725,226
TUI AG (d)	127,879	1,139,212
United Internet AG	81,763	1,055,870
Volkswagen AG (d)	56,403	17,163,468
Wacker Chemie AG	8,871	1,115,615
TOTAL GERMANY		408,432,376
Greece - 0.6%
Alpha Bank AE (a)	223,939	2,657,781
Coca-Cola Hellenic Bottling Co. SA	117,564	2,450,507
EFG Eurobank Ergasias SA	186,553	2,151,719
Greek Organization of Football Prognostics SA	145,445	4,502,053
Hellenic Petroleum SA	66,967	675,322
Hellenic Telecommunication Organization SA (OTE)	172,381	2,811,658
Marfin Financial Group Holdings SA	402,709	2,132,720
National Bank of Greece SA	305,619	8,354,007
Piraeus Bank SA	221,159	2,533,588
Public Power Corp. of Greece	67,888	1,544,264
Titan Cement Co. SA (Reg.)	30,761	889,605
TOTAL GREECE		30,703,224
Hong Kong - 2.4%
ASM Pacific Technology Ltd.	139,529	824,151
Bank of East Asia Ltd.	961,721	3,199,950
BOC Hong Kong Holdings Ltd.	2,385,566	3,813,951
Cathay Pacific Airways Ltd.	829,327	1,168,356
Cheung Kong Holdings Ltd.	899,449	11,207,694
CLP Holdings Ltd.	1,346,157	9,070,523
Esprit Holdings Ltd.	711,523	4,551,846
Hang Lung Group Ltd.	559,000	2,554,686
Hang Lung Properties Ltd.	1,341,423	4,579,673
Hang Seng Bank Ltd.	492,601	7,096,054
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Henderson Land Development Co. Ltd.	690,963	$ 4,214,843
Hong Kong & China Gas Co. Ltd.	2,684,615	5,454,860
Hong Kong Aircraft Engineering Co. Ltd.	43,200	522,602
Hong Kong Electric Holdings Ltd.	934,676	5,022,172
Hong Kong Exchange & Clearing Ltd.	649,498	10,148,731
Hopewell Holdings Ltd.	385,000	1,189,484
Hutchison Whampoa Ltd.	1,382,158	9,758,919
Hysan Development Co. Ltd.	395,352	919,033
Kerry Properties Ltd.	419,681	1,803,725
Li & Fung Ltd.	1,463,623	3,967,915
Lifestyle International Holdings Ltd.	294,000	366,141
Link (REIT)	1,471,811	2,887,292
Mongolia Energy Corp. Ltd. (a)	1,718,000	720,858
MTR Corp. Ltd.	961,113	3,058,443
New World Development Co. Ltd.	1,475,187	2,815,961
PCCW Ltd.	2,300,000	691,639
Shangri-La Asia Ltd.	855,380	1,326,870
Sino Land Co.	1,028,380	1,933,051
Sun Hung Kai Properties Ltd.	900,141	11,276,380
Swire Pacific Ltd. (A Shares)	510,884	5,124,500
Television Broadcasts Ltd.	200,000	829,553
Wharf Holdings Ltd.	859,585	3,584,457
Wheelock and Co. Ltd.	542,000	1,550,820
Wing Hang Bank Ltd.	103,000	929,476
TOTAL HONG KONG		128,164,609
Ireland - 0.3%
Anglo Irish Bank Corp. PLC	331,052	49,675
CRH PLC	420,586	9,979,081
Elan Corp. PLC (a)	282,397	2,031,274
Kerry Group PLC Class A	76,827	1,827,679
Ryanair Holdings PLC (a)	197,226	996,637
TOTAL IRELAND		14,884,346
Italy - 3.3%
A2A SpA	755,956	1,424,619
ACEA SpA	45,000	582,430
Alleanza Assicurazioni SpA	260,856	1,899,400
Assicurazioni Generali SpA	692,085	15,399,551
Atlantia SpA	160,736	3,405,461
Autogrill SpA	52,815	491,601
Banca Carige SpA	416,861	1,300,883
Banca Monte dei Paschi di Siena SpA	1,452,156	2,485,304
Banca Popolare di Milano	223,183	1,498,407
Banco Popolare Scarl	397,912	3,313,909
Enel SpA	2,774,194	16,525,929
ENI SpA	1,652,988	40,116,808
EXOR SpA	40,232	674,953
Fiat SpA (a)	489,116	5,253,625
Finmeccanica SpA	259,590	3,673,064
Fondiaria-Sai SpA	49,221	813,970
Intesa Sanpaolo SpA	4,877,518	17,438,927
Italcementi SpA	38,500	445,080

	Shares	Value
Lottomatica SpA	35,597	$ 715,139
Luxottica Group SpA	88,976	1,849,050
Mediaset SpA	458,383	2,697,655
Mediobanca SpA	328,052	3,940,828
Mediolanum SpA	100,728	500,926
Parmalat SpA	1,035,920	2,572,176
Pirelli & C SpA	1,430,544	581,200
Prysmian SpA	69,542	1,009,542
Saipem SpA	172,095	4,429,487
Saras Raffinerie Sarde SpA	185,942	553,693
Snam Rete Gas SpA	920,478	3,990,655
Telecom Italia SpA	6,413,744	9,088,392
Terna SpA	802,543	2,959,274
UniCredit SpA	9,169,823	24,157,983
Unione di Banche Italiane SCPA	368,960	5,115,958
Unione di Banche Italiane SCPA warrants 6/30/11 (a)	368,960	61,626
Unipol Gruppo Finanziario SpA	455,077	595,452
TOTAL ITALY		181,562,957
Japan - 22.9%
77 Bank Ltd.	209,223	1,128,621
ABC-Mart, Inc.	12,000	269,507
ACOM Co. Ltd. (d)	36,770	958,949
Advantest Corp.	103,990	1,860,042
Aeon Co. Ltd.	399,200	3,705,011
Aeon Credit Service Co. Ltd.	41,400	546,149
Aeon Mall Co. Ltd.	54,700	923,674
Aioi Insurance Co. Ltd.	295,000	1,380,805
Aisin Seiki Co. Ltd.	125,800	2,496,592
Ajinomoto Co., Inc.	415,866	3,101,705
Alfresa Holdings Corp.	18,100	750,328
All Nippon Airways Co. Ltd.	392,000	1,458,288
Amada Co. Ltd.	243,000	1,601,553
Aozora Bank Ltd.	466,000	748,260
Asahi Breweries Ltd.	253,403	3,500,809
Asahi Glass Co. Ltd.	614,677	4,516,016
Asahi Kasei Corp.	789,727	3,922,031
Asics Corp.	92,000	714,488
Astellas Pharma, Inc.	296,300	10,096,660
Bank of Kyoto Ltd.	179,000	1,594,910
Bank of Yokohama Ltd.	771,084	3,829,050
Benesse Corp.	44,400	1,863,882
Bridgestone Corp.	388,679	5,926,998
Brother Industries Ltd.	171,500	1,621,677
Canon Marketing Japan, Inc.	44,100	598,892
Canon, Inc.	678,344	22,504,449
Casio Computer Co. Ltd.	159,100	1,417,327
Central Japan Railway Co.	996	6,376,240
Chiba Bank Ltd.	484,674	2,950,144
Chubu Electric Power Co., Inc.	421,664	9,426,264
Chugai Pharmaceutical Co. Ltd.	144,425	2,639,293
Chugokun Electric Power Co.	182,300	3,755,627
Chuo Mitsui Trust Holdings, Inc.	577,300	2,136,499
Common Stocks - continued
	Shares	Value
Japan - continued
Citizen Holdings Co. Ltd.	213,166	$ 1,075,046
Coca-Cola West Co. Ltd.	32,700	555,953
Cosmo Oil Co. Ltd.	352,000	1,278,186
Credit Saison Co. Ltd.	99,652	1,340,679
Dai Nippon Printing Co. Ltd.	372,242	4,793,381
Daicel Chemical Industries Ltd.	150,000	806,003
Daido Steel Co. Ltd.	168,000	726,410
Daihatsu Motor Co. Ltd.	130,000	1,256,546
Daiichi Sankyo Kabushiki Kaisha	431,070	8,117,031
Daikin Industries Ltd.	163,494	5,082,568
Dainippon Sumitomo Pharma Co. Ltd.	95,000	779,234
Daito Trust Construction Co.	51,363	2,323,288
Daiwa House Industry Co. Ltd.	328,184	3,135,437
Daiwa Securities Group, Inc.	850,985	5,320,534
DeNA Co. Ltd.	198	679,498
Denki Kagaku Kogyo KK	320,358	883,638
Denso Corp.	307,238	7,300,015
Dentsu, Inc.	119,800	2,287,885
Dic Corp.	323,995	520,242
Dowa Holdings Co. Ltd.	201,168	904,328
Dowa Holdings Co. Ltd. rights 1/29/10 (a)	67,168	14,909
East Japan Railway Co.	215,000	12,835,826
Eisai Co. Ltd.	155,878	5,359,574
Electric Power Development Co. Ltd.	86,480	2,464,115
Elpida Memory, Inc. (a)(d)	63,400	650,069
FamilyMart Co. Ltd.	36,400	1,063,903
Fanuc Ltd.	121,272	9,795,039
Fast Retailing Co. Ltd.	29,900	3,544,573
Fuji Electric Holdings Co. Ltd.	325,153	531,945
Fuji Heavy Industries Ltd.	426,000	1,677,431
Fuji Media Holdings, Inc.	186	242,638
Fujifilm Holdings Corp.	308,005	8,908,544
Fujitsu Ltd.	1,220,075	6,323,664
Fukuoka Financial Group, Inc.	476,300	2,100,689
Furukawa Electric Co. Ltd.	383,790	1,396,685
GS Yuasa Corp.	187,000	1,481,713
Gunma Bank Ltd.	250,663	1,328,486
Hakuhodo DY Holdings, Inc.	13,480	687,546
Hankyu Hanshin Holdings, Inc.	751,200	3,681,696
Hikari Tsushin, Inc.	16,700	376,817
Hino Motors Ltd.	165,000	486,980
Hirose Electric Co. Ltd.	18,798	2,089,215
Hiroshima Bank Ltd.	317,000	1,257,554
Hisamitsu Pharmaceutical Co., Inc.	38,500	1,244,477
Hitachi Chemical Co. Ltd.	60,800	943,091
Hitachi Construction Machinery Co. Ltd.	70,100	1,156,403
Hitachi High-Technologies Corp.	35,400	545,387
Hitachi Ltd.	2,167,271	7,207,874
Hitachi Metals Ltd.	98,000	920,502
Hokkaido Electric Power Co., Inc.	117,400	2,211,607
Hokuhoku Financial Group, Inc.	758,715	1,592,517

	Shares	Value
Hokuriku Electric Power Co., Inc.	118,100	$ 2,745,359
Honda Motor Co. Ltd.	1,054,760	30,600,908
Hoya Corp.	258,816	5,378,136
Ibiden Co. Ltd.	84,400	2,413,706
Idemitsu Kosan Co., Ltd.	13,800	1,154,284
Inpex Corp.	503	4,084,394
Isetan Mitsukoshi Holdings Ltd. (d)	205,287	1,842,909
Ishikawajima-Harima Heavy Industries Co. Ltd.	793,185	1,428,573
Isuzu Motors Ltd.	850,000	1,463,461
Ito En Ltd. (d)	29,200	398,384
Itochu Corp.	948,986	6,911,814
ITOCHU Techno-Solutions Corp.	17,200	443,155
Iyo Bank Ltd.	159,000	1,690,371
J Front Retailing Co. Ltd. (d)	313,800	1,289,759
JAFCO Co. Ltd.	20,500	627,145
Japan Airlines Corp. (a)	521,420	1,014,552
Japan Petroleum Exploration Co. Ltd.	17,100	881,157
Japan Prime Realty Investment Corp.	308	603,491
Japan Real Estate Investment Corp.	275	2,118,382
Japan Retail Fund Investment Corp.	229	1,047,846
Japan Steel Works Ltd.	209,000	2,729,024
Japan Tobacco, Inc.	2,867	8,264,627
JFE Holdings, Inc.	315,575	10,582,672
JGC Corp.	146,117	2,424,798
Joyo Bank Ltd.	403,941	1,988,228
JS Group Corp.	157,359	2,283,964
JSR Corp.	104,316	1,555,681
JTEKT Corp.	128,200	1,124,275
Jupiter Telecommunications Co.	1,726	1,267,985
Kajima Corp.	522,317	1,624,310
Kamigumi Co. Ltd.	168,663	1,293,936
Kaneka Corp.	210,559	1,462,875
Kansai Electric Power Co., Inc.	492,236	10,741,059
Kansai Paint Co. Ltd.	121,000	761,925
Kao Corp.	346,750	7,655,221
Kawasaki Heavy Industries Ltd.	953,945	2,140,817
Kawasaki Kisen Kaisha Ltd.	400,000	1,807,083
KDDI Corp.	1,851	9,711,935
Keihin Electric Express Railway Co. Ltd.	261,061	2,002,787
Keio Corp.	390,410	2,324,805
Keisei Electric Railway Co.	156,000	820,771
Keyence Corp.	26,620	5,542,748
Kikkoman Corp.	108,849	1,102,712
Kinden Corp.	66,000	545,123
Kintetsu Corp.	1,024,100	4,589,292
Kirin Holdings Co. Ltd.	532,256	6,713,572
Kobe Steel Ltd.	1,762,000	3,091,641
Komatsu Ltd.	598,945	8,727,095
Konami Corp.	58,900	1,085,478
Konica Minolta Holdings, Inc.	303,500	3,143,073
Kubota Corp.	684,864	5,047,282
Kuraray Co. Ltd.	216,986	2,171,890
Kuraya Sanseido, Inc.	85,300	995,473
Common Stocks - continued
	Shares	Value
Japan - continued
Kurita Water Industries Ltd.	73,500	$ 2,028,703
Kyocera Corp.	102,002	8,033,998
Kyowa Hakko Kirin Co., Ltd.	169,689	1,775,759
Kyushu Electric Power Co., Inc.	242,170	5,083,066
Lawson, Inc.	39,316	1,633,955
Leopalace21 Corp.	87,600	771,332
Mabuchi Motor Co. Ltd.	16,821	835,004
Makita Corp.	71,400	1,584,835
Marubeni Corp.	1,014,244	4,606,692
Marui Group Co. Ltd.	146,849	869,819
Maruichi Steel Tube Ltd. (d)	20,700	392,993
Matsui Securities Co. Ltd. (d)	85,100	697,147
Mazda Motor Corp.	632,000	1,637,153
McDonald's Holdings Co. (Japan) Ltd.	38,000	746,161
Meiji Holdings Co. Ltd. (a)	43,029	1,444,436
Minebea Ltd.	191,008	778,751
Mitsubishi Chemical Holdings Corp.	776,775	3,607,494
Mitsubishi Corp.	862,202	16,429,174
Mitsubishi Electric Corp.	1,236,106	7,181,815
Mitsubishi Estate Co. Ltd.	743,723	12,300,976
Mitsubishi Gas Chemical Co., Inc.	270,867	1,540,745
Mitsubishi Heavy Industries Ltd.	1,955,256	7,026,609
Mitsubishi Logistics Corp.	70,000	738,133
Mitsubishi Materials Corp.	762,937	2,546,707
Mitsubishi Motors Corp. of Japan (a)(d)	2,253,000	3,596,238
Mitsubishi Rayon Co. Ltd.	268,312	728,166
Mitsubishi Tanabe Pharma Corp.	144,000	1,594,375
Mitsubishi UFJ Financial Group, Inc.	6,023,630	38,220,608
Mitsubishi UFJ Lease & Finance Co. Ltd.	36,330	997,040
Mitsui & Co. Ltd.	1,100,923	14,115,500
Mitsui Chemicals, Inc.	414,683	1,444,324
Mitsui Engineering & Shipbuilding Co.	553,000	1,334,542
Mitsui Fudosan Co. Ltd.	525,677	8,818,412
Mitsui Mining & Smelting Co. Ltd.	360,154	849,176
Mitsui O.S.K. Lines Ltd.	748,285	5,333,995
Mitsui Sumitomo Insurance Group Holdings, Inc.	265,242	7,834,179
Mitsumi Electric Co. Ltd.	47,300	914,907
Mizuho Financial Group, Inc. (d)	6,001,800	14,429,917
Mizuho Securities Co. Ltd.	337,000	985,051
Mizuho Trust & Banking Co. Ltd.	905,000	1,034,721
Murata Manufacturing Co. Ltd.	136,754	5,798,249
Namco Bandai Holdings, Inc.	116,450	1,227,012
NEC Corp.	1,244,951	4,880,142
NGK Insulators Ltd.	155,309	2,763,338
NGK Spark Plug Co. Ltd.	113,000	990,240
NHK Spring Co. Ltd.	112,000	638,254
Nidec Corp.	68,342	3,966,325
Nikon Corp.	197,838	2,981,321
Nintendo Co. Ltd.	63,096	17,000,586
Nippon Building Fund, Inc.	324	2,856,273
Nippon Electric Glass Co. Ltd.	214,000	2,052,747

	Shares	Value
Nippon Express Co. Ltd.	505,546	$ 2,148,899
Nippon Meat Packers, Inc.	120,740	1,460,685
Nippon Mining Holdings, Inc.	545,500	3,107,005
Nippon Oil Corp.	814,129	4,974,401
Nippon Paper Group, Inc.	57,500	1,629,279
Nippon Sheet Glass Co. Ltd.	400,000	1,148,289
Nippon Steel Corp.	3,260,661	12,532,547
Nippon Telegraph & Telephone Corp.	330,300	13,745,992
Nippon Yusen KK	715,578	3,438,240
Nipponkoa Insurance Co. Ltd.	426,000	2,476,822
Nishi-Nippon City Bank Ltd.	456,000	1,057,627
Nissan Chemical Industries Co. Ltd.	86,000	908,514
Nissan Motor Co. Ltd.	1,585,848	9,565,348
Nissay Dowa General Insurance Co. Ltd.	99,000	461,311
Nisshin Seifun Group, Inc.	123,590	1,403,186
Nisshin Steel Co. Ltd.	503,000	1,129,685
Nisshinbo Holdings, Inc.	102,000	1,055,582
Nissin Food Holdings Co. Ltd.	49,923	1,553,463
Nitori Co. Ltd.	23,750	1,438,185
Nitto Denko Corp.	106,194	2,970,111
NOK Corp.	74,000	945,920
Nomura Holdings, Inc.	1,591,647	11,970,317
Nomura Real Estate Holdings, Inc. (d)	42,800	764,053
Nomura Real Estate Office Fund, Inc.	159	939,466
Nomura Research Institute Ltd.	71,600	1,316,505
NSK Ltd.	301,576	1,453,879
NTN Corp.	237,611	806,807
NTT Data Corp.	825	2,468,787
NTT DoCoMo, Inc.	9,992	14,966,232
NTT Urban Development Co.	748	706,512
Obayashi Corp.	386,704	1,763,160
Obic Co. Ltd.	5,580	828,055
Odakyu Electric Railway Co. Ltd.	385,000	3,312,357
Oji Paper Co. Ltd.	547,352	2,548,881
Olympus Corp.	144,429	2,847,515
Omron Corp.	126,960	1,936,012
Ono Pharmaceutical Co. Ltd.	57,100	2,558,818
Onward Holdings Co. Ltd.	77,000	483,245
Oracle Corp. Japan	28,300	1,009,813
Oriental Land Co. Ltd.	31,856	2,102,894
ORIX Corp.	59,808	3,759,772
Osaka Gas Co. Ltd.	1,263,525	4,016,270
OSAKA Titanium technologies Co. Ltd. (d)	15,000	587,186
Otsuka Corp.	8,500	386,262
Panasonic Corp.	1,251,173	17,975,059
Panasonic Electric Works Co., Ltd.	239,000	1,984,445
Promise Co. Ltd. (d)	47,175	627,284
Rakuten, Inc.	4,590	2,519,358
Resona Holdings, Inc. (d)	323,500	4,867,416
Ricoh Co. Ltd.	423,770	5,806,386
Rinnai Corp.	23,000	955,869
ROHM Co. Ltd.	63,344	4,115,016
Sankyo Co. Ltd. (Gunma)	32,900	1,743,664
Common Stocks - continued
	Shares	Value
Japan - continued
Santen Pharmaceutical Co. Ltd.	48,500	$ 1,476,098
Sanyo Electric Co. Ltd. (a)	1,089,382	2,734,359
Sapporo Breweries Ltd.	146,578	669,711
Sapporo Hokuyo Holdings, Inc.	163,000	477,273
SBI Holdings, Inc.	9,841	1,575,014
Secom Co. Ltd.	134,267	5,612,342
Sega Sammy Holdings, Inc.	110,300	1,225,877
Seiko Epson Corp.	85,300	1,254,188
Sekisui Chemical Co. Ltd.	254,293	1,547,882
Sekisui House Ltd.	307,467	2,976,775
Seven & i Holdings Co., Ltd.	503,100	12,226,138
Seven Bank Ltd.	267	694,926
Sharp Corp.	632,675	7,155,868
Shikoku Electric Power Co., Inc.	120,700	3,401,160
Shimadzu Corp.	169,000	1,149,310
Shimamura Co. Ltd.	14,200	1,090,875
SHIMANO, Inc.	41,600	1,523,682
SHIMIZU Corp.	345,416	1,562,126
Shin-Etsu Chemical Co., Ltd.	260,262	13,577,830
Shinko Electric Industries Co.Ltd.	34,500	395,382
Shinsei Bank Ltd.	907,000	1,249,073
Shionogi & Co. Ltd.	192,091	3,785,564
Shiseido Co. Ltd.	214,950	3,660,252
Shizuoka Bank Ltd.	392,274	3,807,860
Showa Denko KK	656,336	976,788
Showa Shell Sekiyu KK	133,500	1,316,192
SMC Corp.	36,171	3,853,027
Softbank Corp.	480,830	8,760,730
Sojitz Corp.	774,900	1,556,877
Sompo Japan Insurance, Inc.	559,712	4,103,522
Sony Corp.	639,285	16,739,253
Sony Financial Holdings, Inc.	579	1,685,623
Square Enix Holdings Co. Ltd.	35,300	779,834
Stanley Electric Co. Ltd.	96,225	1,537,015
Sumco Corp. (a)	88,100	1,361,121
Sumitomo Chemical Co. Ltd.	989,334	4,341,465
Sumitomo Corp.	720,542	7,233,225
Sumitomo Electric Industries Ltd.	461,706	5,249,689
Sumitomo Heavy Industries Ltd.	378,822	1,587,935
Sumitomo Metal Industries Ltd.	2,385,966	6,469,774
Sumitomo Metal Mining Co. Ltd.	349,065	4,992,432
Sumitomo Mitsui Financial Group, Inc.	424,500	16,441,118
Sumitomo Realty & Development Co. Ltd.	238,000	3,646,553
Sumitomo Rubber Industries Ltd.	95,800	655,524
Sumitomo Trust & Banking Co. Ltd.	900,344	4,283,423
Suzuken Co. Ltd.	40,660	1,047,597
Suzuki Motor Corp.	232,800	5,176,257
T&D Holdings, Inc.	144,300	4,097,986
Taiheiyo Cement Corp.	562,684	1,028,092
Taisei Corp.	618,594	1,537,623
Taisho Pharmaceutical Co. Ltd.	83,524	1,594,481
Taiyo Nippon Sanso Corp.	182,000	1,554,788

	Shares	Value
Takashimaya Co. Ltd.	178,000	$ 1,124,151
Takeda Pharmaceutical Co. Ltd.	492,842	19,600,905
TDK Corp.	77,325	3,461,086
Teijin Ltd.	592,341	1,626,398
Terumo Corp.	107,512	4,524,253
The Chugoku Bank Ltd.	106,000	1,430,613
The Hachijuni Bank Ltd.	299,000	1,694,495
The Suruga Bank Ltd.	135,000	1,272,288
THK Co. Ltd.	74,200	1,111,228
Tobu Railway Co. Ltd.	498,297	2,721,782
Toho Co. Ltd.	73,854	1,015,718
Toho Gas Co. Ltd.	271,000	1,106,355
Tohoku Electric Power Co., Inc.	271,790	5,559,308
Tokio Marine Holdings, Inc.	459,200	13,385,680
Tokuyama Corp.	130,000	929,107
Tokyo Broadcasting System Holding	17,300	245,833
Tokyo Electric Power Co.	776,318	19,538,985
Tokyo Electron Ltd.	107,718	4,940,467
Tokyo Gas Co. Ltd.	1,466,395	5,396,929
Tokyo Steel Manufacturing Co. Ltd.	60,500	709,225
Tokyo Tatemono Co. Ltd.	151,000	713,124
Tokyu Corp.	723,954	3,279,908
Tokyu Land Corp.	282,000	1,180,967
TonenGeneral Sekiyu KK	160,856	1,686,468
Toppan Printing Co. Ltd.	351,013	3,170,546
Toray Industries, Inc.	863,883	4,297,655
Toshiba Corp. (d)	1,935,880	7,269,596
Tosoh Corp.	287,816	890,486
Toto Ltd.	157,185	922,559
Toyo Seikan Kaisha Ltd.	104,200	1,949,631
Toyo Suisan Kaisha Ltd.	60,000	1,322,349
Toyoda Gosei Co. Ltd.	38,100	837,692
Toyota Boshoku Corp.	39,500	497,040
Toyota Industries Corp.	114,086	2,939,404
Toyota Motor Corp.	1,762,651	70,283,254
Toyota Tsusho Corp.	133,300	1,848,452
Trend Micro, Inc.	63,000	2,097,393
Tsumura & Co.	33,300	992,517
Ube Industries Ltd.	641,605	1,535,924
Uni-Charm Corp.	27,660	1,930,409
UNY Co. Ltd.	98,000	768,706
Ushio, Inc.	72,300	1,069,875
USS Co. Ltd.	17,820	1,009,897
West Japan Railway Co.	1,107	3,628,551
Yahoo! Japan Corp.	9,071	2,433,374
Yakult Honsha Co. Ltd.	60,866	1,098,060
Yamada Denki Co. Ltd.	54,505	3,111,793
Yamaguchi Financial Group, Inc.	124,000	1,533,001
Yamaha Corp.	96,343	1,223,534
Yamaha Motor Co. Ltd.	126,300	1,424,909
Yamato Holdings Co. Ltd.	249,232	3,103,586
Yamato Kogyo Co. Ltd.	27,500	737,393
Yamazaki Baking Co. Ltd. (a)	84,000	865,698
Common Stocks - continued
	Shares	Value
Japan - continued
Yaskawa Electric Corp.	166,000	$ 879,782
Yokogawa Electric Corp.	146,200	742,758
TOTAL JAPAN		1,247,134,141
Luxembourg - 0.5%
ArcelorMittal SA (Netherlands)	547,125	18,234,279
Millicom International Cellular SA unit	46,805	2,876,564
SES SA FDR (France) unit	170,542	3,408,741
Tenaris SA	300,848	4,668,293
TOTAL LUXEMBOURG		29,187,877
Mauritius - 0.0%
Golden Agri-Resources Ltd.	3,750,680	1,117,029
Netherlands - 2.5%
Aegon NV	901,437	5,652,452
Akzo Nobel NV	148,800	6,962,909
ASML Holding NV (Netherlands)	278,647	5,749,612
Corio NV	27,942	1,379,418
European Aeronautic Defence and Space Co. EADS NV	256,801	4,197,561
Fugro NV (Certificaten Van Aandelen) unit	46,857	1,955,084
Heineken Holding NV (A Shares)	76,764	2,327,038
Heineken NV (Bearer)	152,986	5,485,353
ING Groep NV (Certificaten Van Aandelen)	1,253,404	13,310,928
James Hardie Industries NV unit	293,515	1,023,439
Koninklijke Ahold NV	757,709	9,235,365
Koninklijke Boskalis Westminster NV (Certificaten Van Aandelen) unit	30,000	751,839
Koninklijke KPN NV	1,090,092	14,347,451
Koninklijke Philips Electronics NV	624,191	11,803,555
QIAGEN NV (a)	118,815	2,123,705
Randstad Holdings NV	63,651	1,965,300
Reed Elsevier NV	417,610	5,063,017
Royal DSM NV	96,081	3,361,988
SBM Offshore NV	98,402	1,666,348
STMicroelectronics NV	431,841	3,215,737
TNT NV	238,732	4,715,926
Unilever NV (Certificaten Van Aandelen)	1,043,676	25,103,297
Wolters Kluwer NV (Certificaten Van Aandelen)	172,333	3,289,096
TOTAL NETHERLANDS		134,686,418
New Zealand - 0.1%
Auckland International Airport Ltd.	774,273	794,156
Contact Energy Ltd.	188,787	692,245
Fletcher Building Ltd.	350,759	1,461,551
Sky City Entertainment Group Ltd.	289,621	530,992
Telecom Corp. of New Zealand Ltd.	1,193,653	1,924,670
TOTAL NEW ZEALAND		5,403,614

	Shares	Value
Norway - 0.7%
DnB Nor ASA	446,259	$ 3,736,104
Norsk Hydro ASA	391,130	2,117,349
Orkla ASA (A Shares) (d)	524,345	4,327,318
Renewable Energy Corp. AS (a)(d)	141,600	1,551,674
StatoilHydro ASA	739,281	15,617,215
Telenor ASA	546,608	4,628,795
Yara International ASA	116,117	3,854,255
TOTAL NORWAY		35,832,710
Portugal - 0.3%
Banco Comercial Portugues SA (Reg.)	1,502,067	1,610,761
Banco Espirito Santo SA (BES) (Reg.)	350,190	1,994,077
Brisa Auto-Estradas de Portugal SA	197,312	1,457,743
Cimpor-Cimentos de Portugal SGPS SA (d)	177,684	1,222,012
Energias de Portugal SA	1,174,448	4,730,702
Galp Energia SGPS SA Class B	117,823	1,862,595
Jeronimo Martins SGPS SA	120,000	801,610
Portugal Telecom SGPS SA (Reg.)	379,825	3,417,070
TOTAL PORTUGAL		17,096,570
Singapore - 1.3%
Ascendas Real Estate Investment Trust (A-REIT)	725,183	767,283
CapitaLand Ltd.	1,594,437	4,248,685
CapitaMall Trust	1,497,200	1,385,351
City Developments Ltd.	309,000	2,040,328
ComfortDelgro Corp. Ltd.	1,139,784	1,022,588
Cosco Corp. Singapore Ltd.	462,000	414,724
DBS Group Holdings Ltd.	1,083,281	8,895,988
Fraser & Neave Ltd.	624,150	1,728,800
Jardine Cycle & Carriage Ltd.	85,267	974,769
Keppel Corp. Ltd.	782,000	3,933,701
Neptune Orient Lines Ltd.	541,000	578,746
Olam International Ltd. (d)	941,800	1,277,949
Oversea-Chinese Banking Corp. Ltd.	1,562,968	7,891,355
SembCorp Industries Ltd.	641,130	1,389,879
SembCorp Marine Ltd.	481,800	1,032,674
Singapore Airlines Ltd.	326,425	2,831,100
Singapore Exchange Ltd.	522,000	2,673,016
Singapore Press Holdings Ltd.	1,078,021	2,216,834
Singapore Technologies Engineering Ltd.	896,161	1,452,482
Singapore Telecommunications Ltd.	5,046,827	10,566,817
StarHub Ltd.	390,000	596,046
United Overseas Bank Ltd.	766,846	7,608,810
UOL Group Ltd.	414,984	956,439
Wilmar International Ltd.	530,000	1,821,747
TOTAL SINGAPORE		68,306,111
Spain - 4.2%
Abertis Infraestructuras SA	161,940	3,062,888
Abertis Infraestructuras SA rights (a)	161,940	152,279
Common Stocks - continued
	Shares	Value
Spain - continued
Acerinox SA	92,850	$ 1,685,605
Actividades de Construccion y Servicios SA (ACS)	103,168	5,393,401
Banco Bilbao Vizcaya Argentaria SA	2,240,482	27,294,979
Banco de Sabadell SA (d)	600,876	3,850,082
Banco de Valencia SA	125,833	1,232,630
Banco de Valencia SA (a)	2,516	24,584
Banco Popular Espanol SA (Reg.) (d)	502,732	4,481,156
Banco Santander SA	5,176,446	55,010,405
Bankinter SA (d)	178,909	2,217,195
Bankinter SA rights 6/2/09 (a)(d)	178,909	140,256
Cintra Concesiones de Infrastructuras de Transporte SA	143,451	940,294
Criteria CaixaCorp, SA	530,663	2,299,557
EDP Renovaveis SA	139,482	1,483,978
Enagas SA	110,229	2,044,694
Fomento Construcciones y Contratas SA (FOCSA)	29,273	1,170,310
Gamesa Corporacion Tecnologica, SA	114,672	2,578,490
Gas Natural SDG SA Series E	140,793	2,550,101
Gestevision Telecinco SA	85,744	841,537
Grifols SA	74,398	1,346,273
Grupo Acciona SA	17,911	2,361,527
Grupo Ferrovial SA	40,198	1,366,159
Iberdrola Renovables SA	482,388	2,389,933
Iberdrola SA	2,218,650	19,057,774
Iberia Lineas Aereas de Espana SA	226,270	515,192
Inditex SA	140,506	6,356,031
Indra Sistemas SA	70,970	1,622,289
Mapfre SA (Reg.)	474,360	1,654,725
Red Electrica Corporacion SA	67,765	3,182,558
Repsol YPF SA	456,682	10,288,188
Telefonica SA	2,698,750	58,475,860
Vallehermoso SA (d)	53,292	873,543
Zardoya Otis SA	74,583	1,671,150
TOTAL SPAIN		229,615,623
Sweden - 2.3%
Alfa Laval AB	242,168	2,328,814
Assa Abloy AB (B Shares) (d)	192,121	2,546,163
Atlas Copco AB:
(A Shares)	439,602	4,465,627
(B Shares)	231,110	2,092,860
Electrolux AB (B Shares) (a)(d)	155,044	1,970,765
Getinge AB (B Shares) (d)	117,928	1,594,469
H&M Hennes & Mauritz AB (B Shares)	325,425	15,587,644
Holmen AB (B Shares)	40,816	1,016,642
Husqvarna AB (B Shares) (d)	276,090	1,609,606
Investor AB (B Shares)	297,411	4,665,729
Lundin Petroleum AB (a)	137,150	1,227,186
Nordea Bank AB (d)	2,097,497	16,860,145
Sandvik AB	624,261	5,144,425
Scania AB (B Shares)	190,916	1,939,642

	Shares	Value
Securitas AB (B Shares)	203,232	$ 1,739,250
Skandinaviska Enskilda Banken AB (A Shares) (a)	990,169	4,373,927
Skanska AB (B Shares)	254,861	2,827,972
SKF AB (B Shares)	257,170	3,043,612
SSAB Svenskt Stal AB:
(A Shares)	115,879	1,555,117
(B Shares)	43,508	538,026
Svenska Cellulosa AB (SCA) (B Shares)	374,460	4,344,915
Svenska Handelsbanken AB (A Shares) (d)	305,219	5,957,765
Swedbank AB (A Shares)	209,387	1,255,250
Swedish Match Co.	172,391	2,777,451
TELE2 AB (B Shares)	187,464	1,895,936
Telefonaktiebolaget LM Ericsson (B Shares)	1,883,536	17,453,800
TeliaSonera AB	1,454,808	7,511,889
Volvo AB:
(A Shares)	255,160	1,630,995
(B Shares)	691,011	4,470,502
TOTAL SWEDEN		124,426,124
Switzerland - 7.3%
ABB Ltd. (Reg.)	1,415,193	23,400,765
Actelion Ltd. (Reg.) (a)	66,005	3,421,438
Adecco SA (Reg.)	84,664	3,702,625
ARYZTA AG (a)	58,530	1,745,277
Baloise Holdings AG (Reg.)	32,888	2,620,106
BKW FMB Energie AG	9,979	742,358
Compagnie Financiere Richemont Series A	335,211	7,339,687
Credit Suisse Group (Reg.)	723,956	32,495,216
Geberit AG (Reg.)	27,461	3,384,827
Givaudan SA	4,727	3,107,771
Holcim Ltd. (Reg.)	135,111	7,157,311
Julius Baer Holding Ltd.	135,413	5,746,346
Kuehne & Nagel International AG	37,877	2,968,124
Lindt & Spruengli AG	74	1,650,251
Lindt & Spruengli AG (participation certificate)	576	1,046,184
Logitech International SA (Reg.) (a)	111,601	1,581,199
Lonza Group AG	30,573	3,168,455
Nestle SA (Reg.)	2,326,242	84,713,087
Nobel Biocare Holding AG (Switzerland)	81,365	1,883,159
Novartis AG (Reg.)	1,366,033	54,668,534
Pargesa Holding SA	21,151	1,439,924
Roche Holding AG (participation certificate)	450,810	61,732,709
Schindler Holding AG:
(participation certificate)	35,273	2,115,948
(Reg.)	15,000	876,811
SGS Societe Generale de Surveillance Holding SA (Reg.)	3,211	4,023,414
Sonova Holding AG	30,758	2,282,852
Straumann Holding AG (d)	5,371	1,011,504
Common Stocks - continued
	Shares	Value
Switzerland - continued
Swiss Life Holding AG	22,224	$ 1,875,478
Swiss Reinsurance Co. (Reg.)	221,714	7,229,460
Swisscom AG (Reg.)	16,251	4,817,995
Syngenta AG (Switzerland)	63,020	15,371,788
The Swatch Group AG:
(Bearer)	18,340	3,061,734
(Reg.)	33,374	1,158,911
UBS AG (For. Reg.)	1,873,121	28,238,071
Zurich Financial Services AG (Reg.)	94,332	17,656,135
TOTAL SWITZERLAND		399,435,454
United Kingdom - 20.6%
3i Group PLC (d)	314,896	1,245,777
3i Group PLC rights 6/11/09 (a)	297,699	509,618
Admiral Group PLC	126,217	1,765,370
AMEC PLC	210,192	2,316,182
Anglo American PLC (United Kingdom)	832,083	24,074,540
Antofagasta PLC	245,961	2,533,650
Associated British Foods PLC	231,747	2,760,743
AstraZeneca PLC (United Kingdom)	920,769	38,445,157
Autonomy Corp. PLC (a)	136,199	3,412,607
Aviva PLC	1,681,762	9,134,488
BAE Systems PLC	2,251,873	12,542,703
Balfour Beatty PLC	323,246	1,789,717
Barclays PLC	5,335,449	25,942,472
Berkeley Group Holdings PLC unit (a)	68,247	985,519
BG Group PLC	2,131,970	39,200,483
BHP Billiton PLC	1,399,264	33,560,391
BP PLC	11,942,193	98,785,439
British Airways PLC	380,237	966,416
British American Tobacco PLC (United Kingdom)	1,274,089	34,945,934
British Land Co. PLC	533,591	3,375,613
British Sky Broadcasting Group PLC (BSkyB)	714,366	5,146,233
BT Group PLC	4,909,550	6,958,325
Bunzl PLC	184,773	1,534,900
Burberry Group PLC	270,236	1,684,715
Cable & Wireless PLC	1,611,316	3,526,915
Cadbury PLC	871,944	7,619,344
Cairn Energy PLC (a)	84,090	3,426,406
Capita Group PLC	399,424	4,643,187
Carnival PLC	100,737	2,623,494
Carphone Warehouse Group PLC	267,863	729,248
Centrica PLC	3,231,053	12,911,297
Cobham PLC	708,689	2,053,668
Compass Group PLC	1,180,443	6,870,575
Diageo PLC	1,598,232	21,903,872
Drax Group PLC	225,685	1,797,393
Eurasian Natural Resources Corp. PLC	201,626	2,141,766
Experian PLC	639,188	4,749,572
FirstGroup PLC	338,436	2,039,152
Fresnillo PLC	105,009	1,150,639

	Shares	Value
Friends Provident PLC	1,442,399	$ 1,575,289
G4S PLC (United Kingdom)	846,246	2,901,650
Genting International PLC (a)	2,347,000	1,192,566
GlaxoSmithKline PLC	3,301,805	55,875,232
Hammerson PLC	426,427	2,031,438
Home Retail Group PLC	509,130	1,923,047
HSBC Holdings PLC (United Kingdom) (Reg.)	10,970,808	99,441,565
Icap PLC	329,918	2,115,981
Imperial Tobacco Group PLC	647,794	16,862,764
InterContinental Hotel Group PLC	175,271	1,863,400
International Power PLC	982,892	4,381,833
Invensys PLC	508,742	1,932,572
Investec PLC	223,317	1,253,631
J Sainsbury PLC	770,626	3,897,013
Johnson Matthey PLC	133,815	2,645,142
Kazakhmys PLC	134,823	1,527,328
Kingfisher PLC	1,497,480	4,323,929
Land Securities Group PLC	489,891	3,875,770
Legal & General Group PLC	3,719,964	3,660,182
Liberty International PLC (d)	308,987	1,851,896
Lloyds TSB Group PLC	6,489,871	7,151,945
Lloyds TSB Group PLC rights 6/5/09 (a)	3,865,152	1,848,568
London Stock Exchange Group PLC	84,691	953,079
Lonmin PLC (d)	84,647	1,974,521
Lonmin PLC rights 6/3/09 (a)	18,809	155,012
Man Group PLC	1,063,509	4,204,665
Marks & Spencer Group PLC	1,004,029	4,642,604
National Grid PLC	1,538,608	14,929,169
NEXT PLC	120,422	2,859,147
Old Mutual PLC	3,311,576	3,979,079
Pearson PLC	502,093	5,350,883
Prudential PLC	1,609,308	11,200,062
Randgold Resources Ltd.	46,682	3,305,004
Reckitt Benckiser Group PLC	385,106	16,786,180
Reed Elsevier PLC	688,125	5,592,258
Rexam PLC	374,919	1,897,903
Rio Tinto PLC (Reg.)	586,091	26,720,581
Rolls-Royce Group PLC	1,189,791	6,363,283
Royal & Sun Alliance Insurance Group PLC	2,105,783	4,314,820
Royal Bank of Scotland Group PLC	10,695,017	6,652,504
Royal Dutch Shell PLC:
Class A (United Kingdom)	2,258,874	61,157,700
Class B	1,719,571	46,945,113
SABMiller PLC	575,937	11,896,996
Sage Group PLC	882,962	2,732,885
Schroders PLC	76,285	1,072,067
Scottish & Southern Energy PLC	582,636	11,037,209
Segro PLC	3,691,674	1,598,864
Serco Group PLC	298,187	1,953,753
Severn Trent PLC	145,387	2,649,940
Shire PLC	350,622	4,867,940
Smith & Nephew PLC	550,728	4,027,300
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Smiths Group PLC	242,687	$ 2,857,349
Standard Chartered PLC (United Kingdom)	1,205,039	24,665,809
Standard Life PLC	1,411,123	4,549,587
Tesco PLC	4,986,880	29,654,607
Thomas Cook Group PLC (d)	240,632	867,954
Thomson Reuters PLC	119,712	3,296,352
Tomkins PLC	511,767	1,176,660
TUI Travel PLC	372,347	1,502,001
Tullow Oil PLC	507,573	8,216,677
Unilever PLC	819,353	19,350,191
United Utilities Group PLC	431,684	3,761,911
Vedanta Resources PLC	85,633	2,216,055
Vodafone Group PLC	33,484,180	63,035,218
Whitbread PLC	94,579	1,328,883
William Morrison Supermarkets PLC	1,458,148	5,752,529
Wolseley PLC	176,389	2,999,384
WPP PLC	793,657	5,935,366
Xstrata PLC	1,208,868	13,569,866
TOTAL UNITED KINGDOM		1,122,493,181
United States of America - 0.1%
Synthes, Inc.	38,642	3,979,623
TOTAL COMMON STOCKS (Cost $6,972,665,461)		5,294,269,868
Nonconvertible Preferred Stocks - 0.5%

France - 0.1%
L'Air Liquide SA	74,736	6,983,837
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	34,341	771,916
Fresenius SE (non-vtg.)	47,894	2,762,055
Henkel AG & Co. KGaA	113,253	3,511,028
Porsche Automobil Holding SE (d)	57,480	3,510,693
RWE AG (non-vtg.)	21,813	1,587,217
Volkswagen AG	66,031	4,751,082
TOTAL GERMANY		16,893,991
Italy - 0.1%
Intesa Sanpaolo SpA	594,288	1,780,280
Telecom Italia SpA (Risparmio Shares)	3,723,100	3,821,966
TOTAL ITALY		5,602,246
United Kingdom - 0.0%
Rolls-Royce Group PLC (a)	96,705,180	156,411
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $39,317,892)		29,636,485
Government Obligations - 0.4%
	Principal Amount	Value
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.28% to 1.06% 6/4/09 to 12/17/09 (e) (Cost $24,169,717)	$ 24,200,000	$ 24,182,773
Money Market Funds - 5.3%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	166,927,861	166,927,861
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	120,719,487	120,719,487
TOTAL MONEY MARKET FUNDS (Cost $287,647,348)		287,647,348
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $7,323,800,418)	5,635,736,474
NET OTHER ASSETS - (3.5)%	(192,420,363)
NET ASSETS - 100%	$ 5,443,316,111
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
78 CAC 40 10 Euro Index Contracts (France)	June 2009	$ 3,602,264	$ 177,687
12 EUREX DAX Index Contracts (Germany)	June 2009	2,093,925	105,208
911 EUREX Dow Jones EURO STOXX 50 Index Contracts (EU)	June 2009	31,483,597	2,191,050
441 FTSE 100 Index Contracts (United Kingdom)	June 2009	31,316,268	1,626,988
14 Hang Seng Index Contracts (Hong Kong)	June 2009	1,638,900	77,891
6 IBEX 35 Index Contracts (Spain)	June 2009	800,027	21,474
63 MSCI Index Contracts (Singapore)	June 2009	2,452,132	65,774
293 OMX Stockholm 30 Index Contracts (Sweden)	June 2009	3,006,057	118,818
11 S&P/MIB Index Contracts (Italy)	June 2009	1,546,278	97,288
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Equity Index Contracts - continued
116 SFE SPI 200 Index Contracts (Australia)	June 2009	$ 8,823,595	$ (76,599)
379 TOPIX 150 Index Contracts (Japan)	June 2009	35,618,879	1,604,995
TOTAL EQUITY INDEX CONTRACTS		$ 122,381,922	$ 6,010,574

The face value of futures purchased as a percentage of net assets - 2.2%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
11,600,000 AUD	June 2009	$ 9,282,308	$ 751,912
28,200,000 EUR	June 2009	39,872,694	1,781,004
19,900,000 GBP	June 2009	32,184,835	2,387,045
3,477,000,000 JPY	June 2009	36,495,461	803,061
23,100,000 SEK	June 2009	3,052,941	176,457
		$ 120,888,239	$ 5,899,479

(Payable Amount $114,988,760)
The value of contracts to buy as a percentage of net assets - 2.2%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $21,182,797.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 184,597
Fidelity Securities Lending Cash Central Fund	1,218,148
Total	$ 1,402,745
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,635,736,474	$ 533,020,747	$ 5,102,666,035	$ 49,692
Other Financial Instruments*	$ 11,910,053	$ 6,010,574	$ 5,899,479	$ -
* Other financial instruments include Futures Contracts and Forward Foreign Currency Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 486,205
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	506,502
Cost of Purchases	227,414
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(1,170,429)
Ending Balance	$ 49,692

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $7,345,325,005. Net unrealized depreciation aggregated $1,709,588,531, of which $415,548,364 related to appreciated investment securities and $2,125,136,895 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Total Market Index Fund

May 31, 2009

1.816022.104

STI-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.3%
American Axle & Manufacturing Holdings, Inc.	21,960	$ 44,798
Amerigon, Inc. (a)	19,084	84,733
ArvinMeritor, Inc.	36,209	92,333
BorgWarner, Inc. (d)	81,589	2,631,245
Cooper Tire & Rubber Co.	67,375	714,175
Dana Holding Corp. (a)	36,800	48,208
Drew Industries, Inc. (a)(d)	13,018	186,808
Exide Technologies (a)	67,099	410,646
Federal-Mogul Corp. Class A (a)	12,900	129,000
Fuel Systems Solutions, Inc. (a)(d)	16,436	347,457
Gentex Corp. (d)	122,769	1,447,447
Johnson Controls, Inc.	422,166	8,413,768
Lear Corp. (a)	74,632	92,544
Modine Manufacturing Co.	18,795	84,014
Proliance International, Inc. (a)	1,414	240
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	18,321	13,354
Spartan Motors, Inc.	9,796	92,474
Standard Motor Products, Inc.	5,058	26,656
Stoneridge, Inc. (a)	3,821	12,342
Strattec Security Corp.	781	10,544
Superior Industries International, Inc.	18,127	218,974
Tenneco, Inc. (a)	40,482	247,750
The Goodyear Tire & Rubber Co. (a)	164,158	1,879,609
TRW Automotive Holdings Corp. (a)	49,939	445,456
WABCO Holdings, Inc.	58,594	994,926
		18,669,501
Automobiles - 0.2%
Ford Motor Co. (a)	2,273,703	13,073,792
General Motors Corp. (d)	442,172	331,629
Harley-Davidson, Inc. (d)	161,311	2,737,448
Thor Industries, Inc.	29,832	599,922
Winnebago Industries, Inc.	26,601	204,030
		16,946,821
Distributors - 0.1%
Audiovox Corp. Class A (a)	4,180	24,328
Core-Mark Holding Co., Inc. (a)	4,000	104,440
Genuine Parts Co.	107,159	3,587,683
LKQ Corp. (a)	109,133	1,668,644
		5,385,095
Diversified Consumer Services - 0.4%
American Public Education, Inc. (a)(d)	15,237	497,793
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	94,000	5,555,400
Bridgepoint Education, Inc.	9,730	122,112
Brinks Home Security Holdings, Inc. (a)	29,000	835,200
Capella Education Co. (a)(d)	15,227	794,697
Career Education Corp. (a)(d)	59,456	1,193,876
Coinstar, Inc. (a)(d)	25,148	744,884

	Shares	Value
Corinthian Colleges, Inc. (a)(d)	57,826	$ 889,364
CPI Corp.	2,388	31,808
DeVry, Inc.	44,000	1,917,080
Grand Canyon Education, Inc. (d)	11,221	152,157
H&R Block, Inc.	250,000	3,650,000
Hillenbrand, Inc.	45,573	782,033
ITT Educational Services, Inc. (a)(d)	27,550	2,528,815
Jackson Hewitt Tax Service, Inc.	41,725	165,648
K12, Inc. (a)(d)	13,750	240,625
Learning Tree International, Inc. (a)	3,821	36,414
Lincoln Educational Services Corp. (a)(d)	11,529	212,595
Matthews International Corp. Class A	24,562	701,245
Nobel Learning Communities, Inc. (a)	1,000	11,790
Pre-Paid Legal Services, Inc. (d)	3,986	168,847
Princeton Review, Inc. (a)(d)	17,342	81,161
Regis Corp.	32,600	571,478
Service Corp. International (d)	165,000	882,750
Sotheby's Class A (ltd. vtg.)	71,779	760,857
Steiner Leisure Ltd. (a)	8,837	257,599
Stewart Enterprises, Inc. Class A	64,820	267,707
StoneMor Partners LP	6,000	98,160
Strayer Education, Inc. (d)	10,147	1,869,788
Universal Technical Institute, Inc. (a)	34,066	473,858
Weight Watchers International, Inc. (d)	31,703	742,801
		27,238,542
Hotels, Restaurants & Leisure - 1.7%
AFC Enterprises, Inc. (a)	14,058	97,844
Ambassadors Group, Inc.	12,856	158,514
Ameristar Casinos, Inc. (d)	11,703	234,879
Bally Technologies, Inc. (a)(d)	40,848	1,143,744
BJ's Restaurants, Inc. (a)(d)	15,962	228,895
Bluegreen Corp. (a)	13,016	34,883
Bob Evans Farms, Inc.	23,966	618,323
Boyd Gaming Corp.	57,914	581,457
Brinker International, Inc. (d)	77,715	1,391,099
Buffalo Wild Wings, Inc. (a)(d)	11,242	399,091
Burger King Holdings, Inc.	65,060	1,077,394
California Pizza Kitchen, Inc. (a)(d)	32,496	453,319
Carnival Corp. unit (d)	304,000	7,733,760
CEC Entertainment, Inc. (a)(d)	25,244	811,090
Cedar Fair LP (depository unit)	38,153	446,009
Chipotle Mexican Grill, Inc. Class A (a)(d)	24,992	1,979,116
Choice Hotels International, Inc. (d)	20,476	558,790
Churchill Downs, Inc.	8,627	335,849
CKE Restaurants, Inc.	30,748	252,749
Cracker Barrel Old Country Store, Inc.	21,638	679,866
Darden Restaurants, Inc. (d)	82,033	2,967,134
Denny's Corp. (a)	50,513	127,293
DineEquity, Inc. (d)	14,923	413,815
Domino's Pizza, Inc. (a)(d)	20,289	183,818
Dover Downs Gaming & Entertainment, Inc.	1,755	10,407
Dover Motorsports, Inc.	11,625	18,251
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Empire Resorts, Inc. (a)(d)	15,456	$ 26,584
Gaylord Entertainment Co. (a)(d)	24,853	352,913
Great Wolf Resorts, Inc. (a)	13,290	36,016
Icahn Enterprises LP	6,318	175,388
International Game Technology	208,914	3,626,747
International Speedway Corp. Class A	19,173	475,299
Interval Leisure Group, Inc. (a)	22,863	218,799
Isle of Capri Casinos, Inc. (a)(d)	7,404	97,289
Jack in the Box, Inc. (a)	30,018	789,473
Jamba, Inc. (a)	40,851	40,851
Krispy Kreme Doughnuts, Inc. (a)	54,837	190,284
Landry's Restaurants, Inc. (a)	4,778	48,114
Las Vegas Sands Corp. (a)(d)	249,886	2,476,370
Life Time Fitness, Inc. (a)(d)	18,493	341,751
Lodgian, Inc. (a)	4,642	8,820
Lodgian, Inc. Class B warrants 11/25/09 (a)	8	0
Luby's, Inc. (a)	17,000	73,440
Marcus Corp.	23,391	255,664
Marriott International, Inc. Class A (d)	214,613	5,013,360
McCormick & Schmick's Seafood Restaurants (a)	16,005	110,435
McDonald's Corp.	804,262	47,443,415
MGM Mirage, Inc. (a)	172,383	1,285,977
Monarch Casino & Resort, Inc. (a)	5,587	45,422
Morgans Hotel Group Co. (a)(d)	24,428	98,201
MTR Gaming Group, Inc. (a)	6,687	11,234
Multimedia Games, Inc. (a)(d)	5,149	18,433
O'Charleys, Inc.	4,598	37,106
Orient Express Hotels Ltd. Class A	21,956	156,327
P.F. Chang's China Bistro, Inc. (a)(d)	32,684	1,043,927
Panera Bread Co. Class A (a)	19,435	1,034,719
Papa John's International, Inc. (a)	24,389	660,942
Peet's Coffee & Tea, Inc. (a)(d)	12,913	336,900
Penn National Gaming, Inc. (a)	58,555	1,936,414
Pinnacle Entertainment, Inc. (a)(d)	115,133	1,226,166
Premier Exhibitions, Inc. (a)	1,600	1,120
Red Robin Gourmet Burgers, Inc. (a)(d)	24,590	425,407
Riviera Holdings Corp. (a)	6,000	8,280
Royal Caribbean Cruises Ltd. (d)	104,458	1,573,137
Rubio's Restaurants, Inc. (a)	5,755	35,106
Ruby Tuesday, Inc. (a)	49,861	308,141
Ruth's Chris Steak House, Inc. (a)	25,925	100,071
Scientific Games Corp. Class A (a)	46,137	822,623
Shuffle Master, Inc. (a)	37,346	163,949
Sonic Corp. (a)(d)	71,268	672,057
Speedway Motorsports, Inc.	7,046	107,804
Starbucks Corp. (a)(d)	512,813	7,379,379
Starwood Hotels & Resorts Worldwide, Inc. (d)	121,330	2,968,945
Texas Roadhouse, Inc. Class A (a)(d)	91,170	1,060,307

	Shares	Value
The Cheesecake Factory, Inc. (a)(d)	34,919	$ 597,464
The Steak n Shake Co. (a)	14,127	122,481
Town Sports International Holdings, Inc. (a)	15,248	59,620
Vail Resorts, Inc. (a)	15,616	429,284
Wendy's/Arby's Group, Inc.	291,585	1,224,657
WMS Industries, Inc. (a)(d)	34,550	1,225,489
Wyndham Worldwide Corp.	132,716	1,564,722
Wynn Resorts Ltd. (a)(d)	52,338	1,939,646
Yum! Brands, Inc.	323,779	11,212,467
		126,632,325
Household Durables - 0.5%
American Biltrite, Inc. (a)	400	556
American Greetings Corp. Class A (d)	35,079	240,291
Bassett Furniture Industries, Inc.	2,149	4,556
Beazer Homes USA, Inc. (a)(d)	17,239	43,959
Black & Decker Corp.	41,673	1,336,453
Blyth, Inc.	10,795	358,502
Brookfield Homes Corp. (d)	6,161	25,568
California Coastal Communities, Inc. (a)(d)	6,643	11,160
Cavco Industries, Inc. (a)(d)	10,167	233,841
Centex Corp.	93,463	787,893
Champion Enterprises, Inc. (a)	91,135	40,099
Cobra Electronics Corp. (a)	1,200	1,320
Craftmade International, Inc. (a)	2,030	5,319
CSS Industries, Inc.	12,000	218,400
D.R. Horton, Inc. (d)	199,396	1,836,437
Dixie Group, Inc. (a)	3,463	10,181
Ethan Allen Interiors, Inc.	15,440	189,294
Flexsteel Industries, Inc.	2,030	15,854
Fortune Brands, Inc.	103,808	3,634,318
Furniture Brands International, Inc.	30,000	125,100
Garmin Ltd. (d)	98,508	2,056,847
Harman International Industries, Inc.	49,623	924,973
Helen of Troy Ltd. (a)	41,487	801,114
Hooker Furniture Corp.	15,000	186,000
Hovnanian Enterprises, Inc. Class A (a)(d)	21,663	58,057
iRobot Corp. (a)(d)	17,599	219,988
Jarden Corp. (a)	58,000	1,031,240
KB Home (d)	66,279	994,185
Koss Corp.	1,552	19,198
La-Z-Boy, Inc.	24,674	46,140
Leggett & Platt, Inc.	112,000	1,644,160
Lennar Corp. Class A	90,467	860,341
Lifetime Brands, Inc. (d)	300	1,005
M.D.C. Holdings, Inc.	26,000	798,460
M/I Homes, Inc. (d)	28,931	334,442
Meritage Homes Corp. (a)(d)	34,176	713,253
Mohawk Industries, Inc. (a)(d)	39,500	1,511,665
National Presto Industries, Inc.	3,694	300,987
Newell Rubbermaid, Inc.	205,860	2,369,449
NVR, Inc. (a)(d)	3,160	1,563,884
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Orleans Homebuilders, Inc. (d)	3,981	$ 6,728
Palm Harbor Homes, Inc. (a)	5,872	13,329
Pulte Homes, Inc. (d)	147,472	1,297,754
Rockford Corp. (a)	2,500	700
Russ Berrie & Co., Inc. (a)	3,505	11,076
Ryland Group, Inc. (d)	37,577	641,815
Sealy Corp., Inc. (a)	21,635	41,107
Skyline Corp.	6,539	129,930
Snap-On, Inc.	40,000	1,246,000
Standard Pacific Corp. (a)	114,480	279,331
Stanley Furniture Co., Inc.	5,015	50,200
Tempur-Pedic International, Inc.	42,000	463,260
The Stanley Works	56,000	1,999,200
Toll Brothers, Inc. (a)	90,079	1,673,668
Tupperware Brands Corp.	45,380	1,103,642
Universal Electronics, Inc. (a)	12,760	250,351
Whirlpool Corp.	53,000	2,233,420
		36,996,000
Internet & Catalog Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	28,158	65,608
Amazon.com, Inc. (d)	222,378	17,343,260
Blue Nile, Inc. (a)(d)	13,187	605,283
dELiA*s, Inc. (a)	3,463	8,380
Drugstore.com, Inc. (a)	8,721	14,826
Expedia, Inc. (a)	157,856	2,732,487
Gaiam, Inc. Class A (a)	14,668	81,261
Hollywood Media Corp. (a)	1,200	1,692
HSN, Inc. (a)	22,863	258,352
Liberty Media Corp. Interactive Series A (a)(d)	407,277	2,386,643
Netflix, Inc. (a)(d)	33,534	1,321,910
NutriSystem, Inc.	14,474	198,294
Orbitz Worldwide, Inc. (a)(d)	15,000	32,400
Overstock.com, Inc. (a)	2,976	33,867
PetMed Express, Inc. (a)(d)	40,524	592,461
Priceline.com, Inc. (a)(d)	32,000	3,523,520
Shutterfly, Inc. (a)	15,019	214,471
Stamps.com, Inc. (a)	4,851	43,077
Ticketmaster Entertainment, Inc. (a)	22,863	177,874
ValueVision Media, Inc. Class A (a)	21,687	16,265
		29,651,931
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	5,971	23,944
Brunswick Corp. (d)	159,627	737,477
Callaway Golf Co.	72,163	513,801
Eastman Kodak Co. (d)	239,847	626,001
Hasbro, Inc. (d)	87,355	2,219,691
JAKKS Pacific, Inc. (a)	19,673	250,831
Johnson Outdoors, Inc. Class A	2,747	17,031
Leapfrog Enterprises, Inc. Class A (a)	25,168	71,729

	Shares	Value
Marine Products Corp.	13,658	$ 47,530
Mattel, Inc. (d)	256,661	4,006,478
Meade Instruments Corp. (a)	2,600	445
Nautilus, Inc. (a)	6,001	8,341
Polaris Industries, Inc.	28,245	897,344
Pool Corp.	47,772	832,666
RC2 Corp. (a)	10,486	126,147
Smith & Wesson Holding Corp. (a)(d)	23,199	122,491
Steinway Musical Instruments, Inc. (a)	5,374	58,953
Sturm Ruger & Co., Inc.	42,290	501,982
		11,062,882
Media - 2.4%
4Kids Entertainment, Inc. (a)	12,821	23,206
A.H. Belo Corp. Class A	8,701	10,441
Alloy, Inc. (a)	1,732	9,093
Arbitron, Inc. (d)	22,064	439,294
Ascent Media Corp. (a)	8,597	248,625
Ballantyne of Omaha, Inc. (a)	100	197
Belo Corp. Series A	43,507	78,313
Cablevision Systems Corp. - NY Group Class A	161,182	3,067,293
Carmike Cinemas, Inc.	16,306	150,015
CBS Corp. Class B	437,411	3,228,093
Cinemark Holdings, Inc.	31,385	333,309
CKX, Inc. (a)(d)	23,871	166,381
Clear Channel Outdoor Holding, Inc. Class A (a)	26,451	93,108
Comcast Corp. Class A	2,092,641	28,815,667
Cox Radio, Inc. Class A (a)	27,951	136,680
Crown Media Holdings, Inc. Class A (a)(d)	9,666	22,908
Cumulus Media, Inc. Class A (a)	44,350	51,003
Discovery Communications, Inc. (a)	199,185	4,471,703
DISH Network Corp. Class A (a)	141,965	2,328,226
Dolan Media Co. (a)(d)	10,000	138,300
DreamWorks Animation SKG, Inc. Class A (a)(d)	40,000	1,114,400
E.W. Scripps Co. Class A	13,637	26,592
EDCI Holdings, Inc. (a)	859	4,424
Emmis Communications Corp. Class A (a)	9,275	3,339
Entercom Communications Corp. Class A	17,572	27,939
Entravision Communication Corp. Class A (a)	53,671	24,152
Fisher Communications, Inc.	3,105	38,223
Gannett Co., Inc.	136,804	652,555
Gray Television, Inc.	8,695	5,913
Harris Interactive, Inc. (a)	6,269	3,260
Harte-Hanks, Inc.	52,908	446,014
Hearst-Argyle Television, Inc.	9,723	43,559
Image Entertainment, Inc. (a)(d)	700	721
Insignia Systems, Inc. (a)	2,664	7,193
Interactive Data Corp.	21,445	502,885
Interpublic Group of Companies, Inc. (a)	320,949	1,681,773
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
John Wiley & Sons, Inc. Class A	34,061	$ 1,076,668
Journal Communications, Inc. Class A	22,879	34,547
Knology, Inc. (a)	33,900	271,200
Lamar Advertising Co. Class A (a)(d)	56,277	1,045,064
Lee Enterprises, Inc. (d)	27,681	27,681
Liberty Global, Inc. Class A (a)(d)	211,426	2,921,907
Liberty Media Corp.:
Capital Series A (a)	88,904	1,234,877
Entertainment Series A (a)	366,000	8,842,560
LIN TV Corp. Class A (a)	41,885	83,351
Live Nation, Inc. (a)	34,464	197,134
LodgeNet Entertainment Corp. (a)	15,151	87,876
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	20,190	65,618
Marvel Entertainment, Inc. (a)(d)	34,169	1,133,727
McGraw-Hill Companies, Inc.	234,492	7,055,864
Media General, Inc. Class A (d)	25,296	67,540
Mediacom Communications Corp. Class A (a)	70,280	420,977
Meredith Corp.	20,290	547,018
Morningstar, Inc. (a)(d)	12,506	517,999
National CineMedia, Inc.	37,485	468,937
Navarre Corp. (a)	6,926	6,372
New Frontier Media, Inc. (a)	5,971	13,136
News Corp. Class A	1,659,774	16,232,590
Omnicom Group, Inc.	226,000	6,893,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	4,445	14,802
PRIMEDIA, Inc.	6,332	14,944
Radio One, Inc. Class D (non-vtg.) (a)	27,442	8,781
RCN Corp. (a)	19,644	108,042
Regal Entertainment Group Class A	45,163	576,280
Regent Communication, Inc. (a)	7,397	962
Rentrak Corp. (a)	600	5,820
Saga Communications, Inc. Class A (a)	233	1,608
Salem Communications Corp. Class A (a)	2,015	1,975
Scholastic Corp.	20,042	392,823
Scripps Networks Interactive, Inc. Class A	57,000	1,581,180
Sinclair Broadcast Group, Inc. Class A	28,926	50,910
Sirius XM Radio, Inc. (a)	2,763,512	965,847
Spanish Broadcasting System, Inc. Class A (a)	8,120	1,543
The DIRECTV Group, Inc. (a)(d)	389,653	8,767,193
The McClatchy Co. Class A	23,941	20,110
The New York Times Co. Class A (d)	75,000	495,000
The Walt Disney Co. (d)	1,260,691	30,533,936
Time Warner Cable, Inc.	248,809	7,660,829
Time Warner, Inc.	861,704	20,181,108
Valassis Communications, Inc. (a)	32,378	208,838
Viacom, Inc. Class B (non-vtg.) (a)	384,821	8,531,482
Virgin Media, Inc.	212,123	1,845,470
Warner Music Group Corp. (a)	28,685	195,058

	Shares	Value
Washington Post Co. Class B (d)	3,838	$ 1,381,680
World Wrestling Entertainment, Inc. Class A	31,232	389,775
		181,576,436
Multiline Retail - 0.7%
99 Cents Only Stores (a)	39,655	371,567
Big Lots, Inc. (a)(d)	58,502	1,346,131
Dillard's, Inc. Class A	44,543	420,931
Dollar Tree, Inc. (a)	63,500	2,842,895
Family Dollar Stores, Inc.	90,000	2,724,300
Fred's, Inc. Class A	51,615	662,220
JCPenney Co., Inc. (d)	139,000	3,626,510
Kohl's Corp. (a)(d)	208,000	8,833,760
Macy's, Inc.	295,000	3,445,600
Nordstrom, Inc.	113,160	2,228,120
Retail Ventures, Inc. (a)	12,266	32,014
Saks, Inc. (a)(d)	140,770	537,741
Sears Holdings Corp. (a)(d)	43,256	2,459,104
Target Corp.	495,000	19,453,500
The Bon-Ton Stores, Inc. (d)	8,752	33,170
Tuesday Morning Corp. (a)	10,850	38,084
		49,055,647
Specialty Retail - 2.1%
A.C. Moore Arts & Crafts, Inc. (a)	3,702	12,439
Aarons, Inc.	40,571	1,321,397
Abercrombie & Fitch Co. Class A	59,069	1,778,568
Advance Auto Parts, Inc.	65,000	2,768,350
Aeropostale, Inc. (a)(d)	51,849	1,795,012
America's Car Mart, Inc. (a)(d)	3,150	51,503
American Eagle Outfitters, Inc.	119,725	1,773,127
AnnTaylor Stores Corp. (a)	58,359	427,188
Asbury Automotive Group, Inc.	15,449	146,766
AutoNation, Inc. (a)(d)	70,170	1,114,300
AutoZone, Inc. (a)(d)	27,774	4,225,814
Barnes & Noble, Inc.	31,168	770,161
bebe Stores, Inc.	8,695	70,082
Bed Bath & Beyond, Inc. (a)(d)	190,000	5,340,900
Best Buy Co., Inc. (d)	241,100	8,462,610
Big 5 Sporting Goods Corp.	18,888	204,935
Blockbuster, Inc. Class A (a)(d)	111,889	78,322
Books-A-Million, Inc.	5,135	36,099
Borders Group, Inc. (a)	41,722	111,398
Brown Shoe Co., Inc.	58,199	472,576
Build-A-Bear Workshop, Inc. (a)(d)	4,710	21,101
Cabela's, Inc. Class A (a)(d)	22,572	299,982
Cache, Inc. (a)	3,350	13,601
CarMax, Inc. (a)	135,000	1,513,350
Casual Male Retail Group, Inc. (a)	8,101	14,177
Charlotte Russe Holding, Inc. (a)	24,919	252,928
Charming Shoppes, Inc. (a)	65,546	246,453
Chico's FAS, Inc. (a)(d)	125,880	1,228,589
Christopher & Banks Corp.	21,140	109,505
Citi Trends, Inc. (a)	9,399	242,306
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Coldwater Creek, Inc. (a)(d)	20,231	$ 76,878
Collective Brands, Inc. (a)(d)	45,368	669,632
Conn's, Inc. (a)(d)	7,047	70,259
Cost Plus, Inc. (a)	4,090	6,912
Destination Maternity Corp. (a)	1,194	16,477
Dick's Sporting Goods, Inc. (a)(d)	55,422	986,512
Dress Barn, Inc. (a)(d)	60,608	959,425
DSW, Inc. Class A (a)(d)	18,311	208,196
Eddie Bauer Holdings, Inc. (a)	33,562	15,774
Emerging Vision, Inc. (a)	3,800	422
Finish Line, Inc. Class A	34,767	240,240
Foot Locker, Inc.	121,712	1,352,220
Gamestop Corp. Class A (a)	110,000	2,744,500
Gap, Inc.	368,494	6,577,618
Genesco, Inc. (a)	15,966	411,763
Group 1 Automotive, Inc.	48,665	1,041,918
Guess?, Inc.	40,182	1,037,499
Gymboree Corp. (a)(d)	20,000	737,000
Haverty Furniture Companies, Inc. (d)	19,389	203,972
hhgregg, Inc. (a)	14,038	232,329
Hibbett Sports, Inc. (a)(d)	26,443	476,767
Home Depot, Inc.	1,228,500	28,452,060
Hot Topic, Inc. (a)(d)	59,826	431,345
J. Crew Group, Inc. (a)(d)	42,069	1,087,904
Jo-Ann Stores, Inc. (a)	16,826	363,610
Jos. A. Bank Clothiers, Inc. (a)	12,318	466,236
Kirkland's, Inc. (a)	2,250	17,955
Limited Brands, Inc.	199,728	2,498,597
Lithia Motors, Inc. Class A (sub. vtg.)	2,182	12,023
Lowe's Companies, Inc.	1,060,000	20,150,600
MarineMax, Inc. (a)(d)	3,071	9,090
Midas, Inc. (a)	17,549	175,490
Monro Muffler Brake, Inc.	15,678	418,916
New York & Co., Inc. (a)	22,599	81,356
O'Reilly Automotive, Inc. (a)(d)	95,000	3,424,750
Office Depot, Inc. (a)	180,000	838,800
OfficeMax, Inc.	77,180	636,735
Pacific Sunwear of California, Inc. (a)	42,886	183,981
Penske Auto Group, Inc. (d)	31,974	391,362
Perfumania Holdings, Inc. (a)	325	1,105
PetSmart, Inc.	89,000	1,812,040
Pier 1 Imports, Inc. (a)	64,537	129,074
Pomeroy IT Solutions, Inc. (a)	3,416	16,978
RadioShack Corp.	79,250	1,065,120
Rent-A-Center, Inc. (a)	45,000	878,850
Rex Stores Corp. (a)	3,513	35,692
Ross Stores, Inc.	88,000	3,446,080
Sally Beauty Holdings, Inc. (a)(d)	63,165	449,103
Select Comfort Corp. (a)	29,583	28,400
Sherwin-Williams Co. (d)	71,500	3,775,200

	Shares	Value
Shoe Carnival, Inc. (a)	3,092	$ 32,868
Signet Jewelers Ltd. (d)	62,810	1,129,952
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	32,899	312,869
Stage Stores, Inc.	23,109	280,312
Staples, Inc. (d)	508,000	10,388,600
Stein Mart, Inc. (a)	10,292	71,324
Systemax, Inc. (a)(d)	7,631	93,632
Talbots, Inc. (d)	11,749	39,359
The Buckle, Inc. (d)	20,272	725,332
The Cato Corp. Class A (sub. vtg.)	24,368	468,840
The Children's Place Retail Stores, Inc. (a)	21,041	755,582
The Men's Wearhouse, Inc.	34,678	592,647
The Pep Boys - Manny, Moe & Jack	43,830	309,002
Tiffany & Co., Inc. (d)	88,000	2,496,560
TJX Companies, Inc.	292,606	8,634,803
Tractor Supply Co. (a)(d)	21,878	839,678
Trans World Entertainment Corp. (a)	3,463	2,770
TravelCenters of America LLC (a)	9,983	24,458
Tween Brands, Inc. (a)	17,713	93,348
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	21,560	184,554
Urban Outfitters, Inc. (a)(d)	87,448	1,785,688
West Marine, Inc. (a)	3,821	21,703
Wet Seal, Inc. Class A (a)	63,290	199,364
Williams-Sonoma, Inc.	62,000	802,280
Zale Corp. (a)(d)	26,205	102,200
Zumiez, Inc. (a)(d)	15,094	134,638
		154,770,667
Textiles, Apparel & Luxury Goods - 0.5%
American Apparel, Inc. (a)	34,191	135,396
Carter's, Inc. (a)	40,282	952,669
Cherokee, Inc.	7,207	149,617
Coach, Inc.	227,648	5,980,313
Columbia Sportswear Co.	8,418	266,935
Crocs, Inc. (a)	38,013	110,618
Deckers Outdoor Corp. (a)	10,669	618,375
Fossil, Inc. (a)	37,946	849,231
G-III Apparel Group Ltd. (a)	10,000	66,900
Hanesbrands, Inc. (a)(d)	67,000	1,132,300
Iconix Brand Group, Inc. (a)(d)	46,366	750,666
Jones Apparel Group, Inc.	72,951	663,854
K-Swiss, Inc. Class A	15,228	133,245
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	11,067	77,026
Liz Claiborne, Inc.	110,999	499,496
Maidenform Brands, Inc. (a)	15,782	203,903
Movado Group, Inc.	10,191	77,248
NIKE, Inc. Class B	190,443	10,864,773
Oxford Industries, Inc.	10,105	93,673
Perry Ellis International, Inc. (a)	2,923	23,881
Phillips-Van Heusen Corp.	37,458	1,103,887
Polo Ralph Lauren Corp. Class A (d)	38,079	2,049,412
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Polymer Group, Inc.:
Class A warrants 3/4/10 (a)	6	$ 0
Class B warrants 3/4/10 (a)	6	0
Quiksilver, Inc. (a)	56,019	170,858
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	13,559	128,811
Steven Madden Ltd. (a)	16,880	459,474
Tarrant Apparel Group (a)	2,700	2,133
Timberland Co. Class A (a)	58,515	841,446
True Religion Apparel, Inc. (a)(d)	16,963	391,167
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	31,131	763,955
Unifi, Inc. (a)	65,760	101,928
Unifirst Corp.	6,314	215,623
VF Corp.	62,000	3,522,840
Volcom, Inc. (a)	13,377	182,864
Warnaco Group, Inc. (a)	34,500	1,090,200
Wolverine World Wide, Inc.	36,170	716,528
		35,391,245
TOTAL CONSUMER DISCRETIONARY		693,377,092
CONSUMER STAPLES - 10.1%
Beverages - 2.1%
Boston Beer Co., Inc. Class A (a)	10,271	292,929
Brown-Forman Corp. Class B (non-vtg.) (d)	65,976	2,893,048
Central European Distribution Corp. (a)(d)	29,008	730,131
Coca-Cola Bottling Co. Consolidated	3,600	175,608
Coca-Cola Enterprises, Inc.	230,082	3,833,166
Constellation Brands, Inc. Class A (sub. vtg.) (a)	137,940	1,594,586
Dr Pepper Snapple Group, Inc. (a)	180,679	3,926,155
Hansen Natural Corp. (a)	50,281	1,844,307
Jones Soda Co. (a)	17,449	18,496
Molson Coors Brewing Co. Class B	101,517	4,465,733
National Beverage Corp. (a)	8,950	96,213
Pepsi Bottling Group, Inc.	100,310	3,296,187
PepsiAmericas, Inc.	45,280	1,190,864
PepsiCo, Inc.	1,136,447	59,152,066
The Coca-Cola Co.	1,548,360	76,117,378
		159,626,867
Food & Staples Retailing - 2.6%
Andersons, Inc.	16,319	409,607
Arden Group, Inc. Class A	100	12,800
BJ's Wholesale Club, Inc. (a)	39,726	1,399,944
Casey's General Stores, Inc.	32,000	807,360
Costco Wholesale Corp.	310,000	15,041,200
CVS Caremark Corp.	1,037,623	30,921,165
Ingles Markets, Inc. Class A	17,056	254,817

	Shares	Value
Kroger Co. (d)	427,670	$ 9,750,876
Nash-Finch Co.	13,340	390,995
Pricesmart, Inc.	7,191	120,305
Rite Aid Corp. (a)	341,401	396,025
Ruddick Corp.	23,792	598,607
Safeway, Inc. (d)	300,000	6,078,000
Spartan Stores, Inc.	19,591	243,124
SUPERVALU, Inc.	155,791	2,586,131
Susser Holdings Corp. (a)	7,000	95,060
Sysco Corp. (d)	428,837	10,274,935
The Great Atlantic & Pacific Tea Co. (a)(d)	22,907	90,712
The Pantry, Inc. (a)	24,367	485,391
United Natural Foods, Inc. (a)(d)	29,881	679,195
Wal-Mart Stores, Inc.	1,772,892	88,183,648
Walgreen Co.	713,615	21,258,591
Weis Markets, Inc.	5,971	208,567
Whole Foods Market, Inc. (d)	102,740	1,938,704
Winn-Dixie Stores, Inc. (a)	49,208	750,914
		192,976,673
Food Products - 1.6%
Alico, Inc.	200	5,110
American Italian Pasta Co. Class A (a)	19,200	530,880
Archer Daniels Midland Co.	428,439	11,790,641
B&G Foods, Inc. Class A	10,692	77,517
Bridgford Foods Corp. (a)	400	2,580
Bunge Ltd. (d)	89,256	5,647,227
Cal-Maine Foods, Inc.	13,323	325,614
Campbell Soup Co. (d)	157,300	4,360,356
Chiquita Brands International, Inc. (a)(d)	28,314	295,881
ConAgra Foods, Inc.	319,852	5,946,049
Corn Products International, Inc. (d)	52,298	1,381,190
Darling International, Inc. (a)	56,190	425,358
Dean Foods Co. (a)	127,125	2,389,950
Del Monte Foods Co.	171,807	1,405,381
Diamond Foods, Inc.	21,341	629,346
Farmer Brothers Co.	3,606	80,450
Flowers Foods, Inc.	57,553	1,218,397
Fresh Del Monte Produce, Inc. (a)	34,840	618,062
General Mills, Inc.	221,259	11,324,036
Green Mountain Coffee Roasters, Inc. (a)	17,968	1,499,789
H.J. Heinz Co. (d)	220,215	8,055,465
Hain Celestial Group, Inc. (a)	27,071	464,809
Hershey Co.	120,970	4,260,563
Hormel Foods Corp.	50,957	1,770,246
J&J Snack Foods Corp.	8,901	333,966
John B. Sanfilippo & Son, Inc. (a)	2,965	19,836
Kellogg Co.	173,369	7,498,209
Kraft Foods, Inc. Class A (d)	964,478	25,182,521
Lancaster Colony Corp.	17,449	803,875
Lance, Inc.	38,093	812,524
McCormick & Co., Inc. (non-vtg.) (d)	85,402	2,606,469
Omega Protein Corp. (a)	7,368	34,409
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Ralcorp Holdings, Inc. (a)(d)	37,700	$ 2,159,079
Reddy Ice Holdings, Inc.	29,155	58,018
Sanderson Farms, Inc.	20,062	874,904
Sara Lee Corp.	469,283	4,218,854
Seneca Foods Group Class A (a)	2,582	65,918
Smart Balance, Inc. (a)	53,000	392,200
Smithfield Foods, Inc. (a)(d)	102,558	1,274,796
Tasty Baking Co.	200	1,190
The J.M. Smucker Co.	83,298	3,353,577
Tootsie Roll Industries, Inc. (d)	12,710	285,975
TreeHouse Foods, Inc. (a)(d)	25,708	687,175
Tyson Foods, Inc. Class A	205,716	2,740,137
Zapata Corp. (a)	880	6,028
		117,914,557
Household Products - 2.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	38,581	380,023
Church & Dwight Co., Inc. (d)	46,000	2,312,420
Clorox Co.	97,445	5,110,016
Colgate-Palmolive Co. (d)	369,549	24,371,757
Energizer Holdings, Inc. (a)	48,839	2,552,326
Kimberly-Clark Corp.	300,205	15,577,637
Oil-Dri Corp. of America	750	12,300
Procter & Gamble Co.	2,130,179	110,641,497
WD-40 Co.	17,261	448,441
		161,406,417
Personal Products - 0.2%
Alberto-Culver Co.	63,990	1,487,128
Avon Products, Inc.	302,490	8,034,134
Bare Escentuals, Inc. (a)	59,157	517,624
Chattem, Inc. (a)	13,426	801,935
Elizabeth Arden, Inc. (a)	20,607	145,279
Estee Lauder Companies, Inc. Class A (d)	72,345	2,393,173
Herbalife Ltd.	49,645	1,450,130
Inter Parfums, Inc.	7,707	64,662
Mannatech, Inc.	6,969	21,395
Mead Johnson Nutrition Co. Class A	20,000	623,200
NBTY, Inc. (a)	36,685	905,753
Nu Skin Enterprises, Inc. Class A	61,777	896,384
Prestige Brands Holdings, Inc. (a)	29,135	181,511
Revlon, Inc. (a)	12,057	60,406
USANA Health Sciences, Inc. (a)(d)	2,496	66,194
		17,648,908
Tobacco - 1.4%
Alliance One International, Inc. (a)	62,572	297,843
Altria Group, Inc.	1,481,437	25,317,758
Lorillard, Inc.	120,000	8,199,600
Philip Morris International, Inc.	1,469,136	62,643,959
Reynolds American, Inc.	119,476	4,775,456
Star Scientific, Inc. (a)(d)	56,989	284,945

	Shares	Value
Universal Corp.	18,429	$ 682,426
Vector Group Ltd. (d)	24,140	353,651
		102,555,638
TOTAL CONSUMER STAPLES		752,129,060
ENERGY - 12.1%
Energy Equipment & Services - 2.0%
Allis-Chalmers Energy, Inc. (a)(d)	22,325	60,724
Atwood Oceanics, Inc. (a)(d)	32,070	848,572
Baker Hughes, Inc.	221,341	8,645,579
Basic Energy Services, Inc. (a)(d)	25,150	254,518
BJ Services Co. (d)	206,276	3,226,157
Bristow Group, Inc. (a)(d)	26,059	824,246
Bronco Drilling Co., Inc. (a)	23,244	138,069
Cal Dive International, Inc. (a)(d)	40,601	409,664
Cameron International Corp. (a)(d)	153,659	4,798,771
Carbo Ceramics, Inc. (d)	19,165	724,820
Complete Production Services, Inc. (a)	43,671	309,191
Dawson Geophysical Co. (a)	5,936	159,441
Diamond Offshore Drilling, Inc. (d)	48,109	4,054,627
Dresser-Rand Group, Inc. (a)	55,969	1,567,132
Dril-Quip, Inc. (a)(d)	21,965	907,594
ENSCO International, Inc.	98,799	3,842,293
Exterran Holdings, Inc. (a)(d)	50,379	1,003,046
Exterran Partners LP	10,000	135,500
FMC Technologies, Inc. (a)(d)	84,294	3,508,316
Global Industries Ltd. (a)	92,739	649,173
Gulf Island Fabrication, Inc.	12,498	198,718
Gulfmark Offshore, Inc. (a)	15,302	466,711
Halliburton Co.	639,760	14,669,697
Helix Energy Solutions Group, Inc. (a)	77,302	869,648
Helmerich & Payne, Inc. (d)	65,000	2,273,050
Hercules Offshore, Inc. (a)(d)	96,203	446,382
Hornbeck Offshore Services, Inc. (a)(d)	14,462	401,176
ION Geophysical Corp. (a)	40,726	115,255
Key Energy Services, Inc. (a)	153,313	988,869
Lufkin Industries, Inc.	13,914	631,417
Matrix Service Co. (a)	13,631	154,303
Mitcham Industries, Inc. (a)	1,791	9,116
Nabors Industries Ltd. (a)(d)	207,692	3,713,533
NATCO Group, Inc. Class A (a)	17,884	506,117
National Oilwell Varco, Inc. (a)	291,318	11,250,701
Natural Gas Services Group, Inc. (a)	22,504	334,409
Newpark Resources, Inc. (a)	71,959	207,242
Oceaneering International, Inc. (a)	41,676	2,142,980
Oil States International, Inc. (a)(d)	28,576	746,691
OYO Geospace Corp. (a)	1,552	24,056
Parker Drilling Co. (a)	58,520	273,874
Patterson-UTI Energy, Inc.	107,115	1,536,029
PHI, Inc. (non-vtg.) (a)	17,859	281,994
Pioneer Drilling Co. (a)	45,844	286,983
Pride International, Inc. (a)(d)	116,804	2,828,993
Rowan Companies, Inc. (d)	88,780	1,816,439
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
RPC, Inc.	19,909	$ 206,058
Schlumberger Ltd. (NY Shares)	867,265	49,633,576
SEACOR Holdings, Inc. (a)(d)	24,139	1,844,461
Smith International, Inc.	156,890	4,579,619
Superior Energy Services, Inc. (a)(d)	53,741	1,239,267
Superior Well Services, Inc. (a)(d)	13,630	136,845
T-3 Energy Services, Inc. (a)	9,010	130,825
Tesco Corp. (a)	20,000	178,000
TETRA Technologies, Inc. (a)	58,187	506,227
Tidewater, Inc.	33,470	1,595,515
Trico Marine Services, Inc. (a)(d)	3,463	10,216
Union Drilling, Inc. (a)	1,488	14,568
Unit Corp. (a)	36,543	1,224,556
		144,541,549
Oil, Gas & Consumable Fuels - 10.1%
Alliance Holdings GP, LP	9,000	196,200
Alliance Resource Partners LP	12,763	485,760
Alon USA Energy, Inc.	10,971	145,695
Alpha Natural Resources, Inc. (a)	51,844	1,428,302
Anadarko Petroleum Corp.	329,800	15,757,844
Apache Corp.	240,528	20,266,889
Arch Coal, Inc.	101,866	1,887,577
Arena Resources, Inc. (a)(d)	31,000	1,110,420
Atlas America, Inc. (d)	30,664	564,831
Atlas Energy Resources LLC	31,826	666,118
Atlas Pipeline Partners, LP	31,913	166,905
ATP Oil & Gas Corp. (a)	27,153	244,649
Berry Petroleum Co. Class A (d)	37,030	722,826
Bill Barrett Corp. (a)(d)	31,882	1,084,944
Boardwalk Pipeline Partners, LP	23,345	481,841
BP Prudhoe Bay Royalty Trust	20,138	1,489,809
BPZ Energy, Inc. (a)(d)	33,632	240,469
BreitBurn Energy Partners LP	30,000	252,000
Brigham Exploration Co. (a)	22,535	76,168
Buckeye GP Holdings LP	16,000	318,400
Buckeye Partners LP	37,417	1,608,557
Cabot Oil & Gas Corp.	70,000	2,459,100
Callon Petroleum Co. (a)	25,119	66,314
Calumet Specialty Products Partners LP	7,489	98,817
Capital Product Partners LP	8,000	79,280
Carrizo Oil & Gas, Inc. (a)(d)	32,186	687,171
Cheniere Energy, Inc. (a)(d)	43,057	178,687
Chesapeake Energy Corp. (d)	429,797	9,739,200
Chevron Corp.	1,458,040	97,207,527
Cimarex Energy Co. (d)	64,000	2,087,680
Clayton Williams Energy, Inc. (a)	9,020	221,170
Clean Energy Fuels Corp. (a)	25,224	242,907
CNX Gas Corp. (a)	21,396	657,713
Comstock Resources, Inc. (a)	34,313	1,366,687
Concho Resources, Inc. (a)	45,000	1,442,250
ConocoPhillips	1,001,638	45,915,086

	Shares	Value
CONSOL Energy, Inc.	131,253	$ 5,402,373
Contango Oil & Gas Co. (a)(d)	9,837	490,571
Continental Resources, Inc. (a)	25,537	756,151
Copano Energy LLC	42,176	666,803
Cross Timbers Royalty Trust	9,000	235,440
Crosstex Energy LP	31,449	98,435
Crosstex Energy, Inc.	29,878	104,573
CVR Energy, Inc. (a)	42,262	404,025
DCP Midstream Partners LP	25,948	499,240
Delek US Holdings, Inc.	38,177	391,314
Delta Petroleum Corp. (a)	221,863	443,726
Denbury Resources, Inc. (a)	176,151	3,028,036
Devon Energy Corp.	297,700	18,826,548
Dht Maritime, Inc.	44,991	259,598
Dorchester Minerals LP	21,580	442,390
Duncan Energy Partners L.P.	16,500	317,625
Eagle Rock Energy Partners LP	35,000	104,650
El Paso Corp.	513,795	5,009,501
El Paso Pipeline Partners LP	13,577	260,678
Enbridge Energy Management LLC	9,746	373,272
Enbridge Energy Partners LP	52,303	2,110,426
Encore Acquisition Co. (a)(d)	36,500	1,295,385
Encore Energy Partners LP	18,000	283,680
Energy Transfer Equity LP	82,027	2,155,670
Energy Transfer Partners LP	46,449	1,965,257
Enterprise GP Holdings LP	25,000	676,750
Enterprise Products Partners LP	218,985	5,693,610
EOG Resources, Inc.	174,917	12,802,175
Evergreen Energy, Inc. (a)(d)	25,886	26,611
EXCO Resources, Inc. (a)	127,368	1,960,194
Exxon Mobil Corp.	3,585,376	248,645,770
Forest Oil Corp. (a)(d)	72,024	1,369,176
Foundation Coal Holdings, Inc.	39,266	1,152,457
Frontier Oil Corp.	82,000	1,432,540
FX Energy, Inc. (a)(d)	15,412	55,021
Gasco Energy, Inc. (a)	113,818	48,942
General Maritime Corp.	67,360	645,309
Genesis Energy LP	15,445	200,939
GMX Resources, Inc. (a)	27,299	482,373
Goodrich Petroleum Corp. (a)(d)	16,672	445,476
Gulfport Energy Corp. (a)	10,000	62,200
Harvest Natural Resources, Inc. (a)	38,697	203,933
Hess Corp.	210,637	14,026,318
HKN, Inc. (a)	68	177
Holly Corp. (d)	30,000	725,700
Holly Energy Partners LP	7,500	225,750
Hugoton Royalty Trust	30,923	429,211
Inergy Holdings LP	2,000	77,000
Inergy LP	36,000	914,400
International Coal Group, Inc. (a)(d)	93,832	300,262
James River Coal Co. (a)(d)	20,322	455,619
K-Sea Transportation Partners LP	13,393	259,155
Kinder Morgan Energy Partners LP	121,142	6,195,202
Kinder Morgan Management LLC	52,527	2,357,937
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Legacy Reserves LP	9,781	$ 120,502
Linn Energy LLC	99,114	1,957,502
Magellan Midstream Holdings LP	57,392	1,206,954
Magellan Midstream Partners LP	51,328	1,793,914
Marathon Oil Corp.	510,500	16,274,740
Mariner Energy, Inc. (a)	66,177	956,919
Markwest Energy Partners LP	30,000	539,700
Massey Energy Co.	65,998	1,510,694
McMoRan Exploration Co. (a)(d)	65,000	440,700
Meridian Resource Corp. (a)	10,597	5,193
Murphy Oil Corp.	135,175	7,976,677
Natural Resource Partners LP	18,742	443,436
Newfield Exploration Co. (a)	90,000	3,250,800
Noble Energy, Inc.	120,210	7,150,091
NuStar Energy LP	29,285	1,582,269
NuStar GP Holdings LLC	36,997	875,719
Occidental Petroleum Corp.	585,034	39,261,632
ONEOK Partners LP	36,000	1,742,040
Overseas Shipholding Group, Inc. (d)	12,480	422,074
Pacific Ethanol, Inc. (a)	13,826	5,254
Parallel Petroleum Corp. (a)	33,729	70,156
Patriot Coal Corp. (a)(d)	44,344	401,757
Peabody Energy Corp.	192,072	6,526,607
Penn Virginia Corp.	29,000	554,480
Penn Virginia GP Holdings, L.P.	11,500	143,750
Penn Virginia Resource Partners LP	33,202	506,331
Petrohawk Energy Corp. (a)(d)	194,027	4,889,480
Petroleum Development Corp. (a)	12,746	230,830
Petroquest Energy, Inc. (a)(d)	31,286	173,324
Pioneer Natural Resources Co. (d)	83,179	2,338,993
Pioneer Southwest Energy Partners LP	8,000	146,720
Plains Exploration & Production Co. (a)	86,000	2,432,080
Quest Energy Partners LP	10,000	22,500
Quicksilver Resources, Inc. (a)(d)	101,422	1,140,998
Range Resources Corp. (d)	110,000	5,039,100
Regency Energy Partners LP	31,246	394,949
Rentech, Inc. (a)	48,574	25,744
Rex Energy Corp. (a)	16,433	111,909
Rosetta Resources, Inc. (a)	40,250	351,383
SandRidge Energy, Inc. (a)(d)	128,861	1,403,296
Ship Finance International Ltd. (NY Shares)	45,875	567,933
Southern Union Co.	75,563	1,313,285
Southwestern Energy Co. (a)(d)	240,000	10,432,800
Spectra Energy Corp.	455,745	7,314,707
St. Mary Land & Exploration Co.	42,000	909,720
Stone Energy Corp. (a)	55,976	472,997
Sunoco Logistics Partners LP	11,551	605,503
Sunoco, Inc.	81,494	2,479,862
Swift Energy Co. (a)	42,248	694,135
Syntroleum Corp. (a)	28,735	65,228

	Shares	Value
Targa Resources Partners LP	35,098	$ 461,539
TC Pipelines LP	14,861	515,528
Teekay Corp. (d)	38,589	618,968
Teekay LNG Partners LP	13,391	257,107
Teekay Offshore Partners LP	17,000	236,470
TEPPCO Partners LP	60,000	1,789,800
Tesoro Corp.	105,000	1,778,700
Toreador Resources Corp. (d)	11,881	45,979
Transmontaigne Partners LP	13,000	297,180
Ultra Petroleum Corp. (a)(d)	118,234	5,353,636
Uranium Resources, Inc. (a)	35,013	43,416
USEC, Inc. (a)	131,090	701,332
Vaalco Energy, Inc. (a)	43,000	196,080
Valero Energy Corp.	363,800	8,138,206
Venoco, Inc. (a)	12,178	87,438
Verenium Corp. (a)	7,284	4,370
W&T Offshore, Inc.	42,447	432,959
Walter Energy, Inc.	39,457	1,287,876
Warren Resources, Inc. (a)	39,635	87,990
Western Refining, Inc. (d)	33,616	479,028
Westmoreland Coal Co. (a)	6,000	52,800
Whiting Petroleum Corp. (a)(d)	36,279	1,700,034
Williams Companies, Inc.	414,978	6,963,331
Williams Partners LP	38,333	709,927
Williams Pipeline Partners LP	10,000	193,500
World Fuel Services Corp. (d)	26,000	1,103,440
XTO Energy, Inc.	410,000	17,535,700
		749,791,068
TOTAL ENERGY		894,332,617
FINANCIALS - 14.4%
Capital Markets - 2.5%
Affiliated Managers Group, Inc. (a)(d)	30,064	1,686,891
AllianceBernstein Holding LP	30,489	581,730
Ameriprise Financial, Inc.	151,093	4,563,009
Bank of New York Mellon Corp.	825,109	22,921,528
BGC Partners, Inc. Class A	66,078	222,683
BlackRock, Inc. Class A	14,473	2,308,444
Broadpoint Securities Group, Inc. (a)	1,530	6,701
Calamos Asset Management, Inc. Class A	25,805	320,498
Charles Schwab Corp.	681,696	11,997,850
Cohen & Steers, Inc. (d)	20,212	311,871
Deerfield Capital Corp.	4,533	16,772
E*TRADE Financial Corp. (a)(d)	315,712	454,625
Eaton Vance Corp. (non-vtg.)	83,605	2,265,696
Evercore Partners, Inc. Class A	10,000	193,200
FBR Capital Markets Corp. (a)	20,000	101,000
FCStone Group, Inc. (a)(d)	11,523	47,014
Federated Investors, Inc. Class B (non-vtg.) (d)	67,548	1,690,726
Fortress Investment Group LLC (d)	99,151	461,052
Franklin Resources, Inc. (d)	114,493	7,653,857
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
GAMCO Investors, Inc. Class A	7,076	$ 371,844
GFI Group, Inc.	130,042	781,552
GLG Partners, Inc. (d)	162,500	593,125
Goldman Sachs Group, Inc.	305,646	44,187,242
Greenhill & Co., Inc.	7,719	567,347
HFF, Inc. (a)	4,989	16,963
Invesco Ltd. (d)	272,283	4,261,229
Investment Technology Group, Inc. (a)	26,281	546,645
Janus Capital Group, Inc. (d)	98,588	999,682
Jefferies Group, Inc. (d)	75,276	1,628,220
JMP Group, Inc.	3,457	24,199
KBW, Inc. (a)(d)	25,676	668,346
Knight Capital Group, Inc. Class A (a)	70,244	1,208,899
LaBranche & Co., Inc. (a)	68,828	296,649
Ladenburg Thalmann Financial Services, Inc. (a)	1,908	1,469
Lazard Ltd. Class A	61,030	1,725,928
Legg Mason, Inc.	92,451	1,782,455
MF Global Ltd. (a)(d)	84,807	515,627
Morgan Stanley	816,713	24,762,738
National Holdings Corp. (a)	1,200	720
Northern Trust Corp.	163,124	9,404,099
Och-Ziff Capital Management Group LLC Class A	18,000	177,840
optionsXpress Holdings, Inc. (d)	43,413	741,928
Paulson Capital Corp. (a)	3,105	2,546
Penson Worldwide, Inc. (a)(d)	12,876	127,215
Piper Jaffray Companies (a)	12,762	460,325
Raymond James Financial, Inc. (d)	71,722	1,140,380
Riskmetrics Group, Inc. (a)(d)	21,527	345,939
Sanders Morris Harris Group, Inc.	28,032	151,373
SEI Investments Co.	112,087	1,729,502
Siebert Financial Corp.	2,700	4,239
State Street Corp. (d)	348,958	16,209,099
Stifel Financial Corp. (a)(d)	21,443	933,628
SWS Group, Inc.	28,138	360,448
T. Rowe Price Group, Inc. (d)	185,419	7,522,449
TD Ameritrade Holding Corp. (a)	166,073	2,829,884
The Blackstone Group LP	147,687	1,617,173
thinkorswim Group, Inc. (a)	30,634	309,097
Thomas Weisel Partners Group, Inc. (a)	30,673	153,978
TradeStation Group, Inc. (a)	25,693	210,683
U.S. Global Investments, Inc. Class A	8,884	60,855
Virtus Investment Partners, Inc. (a)	3,567	52,792
W.P. Carey & Co. LLC	19,742	514,082
Waddell & Reed Financial, Inc. Class A (d)	60,354	1,472,638
Westwood Holdings Group, Inc.	1,501	61,031
		189,339,249
Commercial Banks - 2.7%
1st Source Corp.	10,000	179,000

	Shares	Value
Abigail Adams National Bancorp, Inc.	302	$ 628
Amcore Financial, Inc. (d)	14,975	16,023
AmericanWest Bancorp (a)	9,499	5,414
Ameris Bancorp	7,595	47,621
Arrow Financial Corp.	7,861	197,311
Associated Banc-Corp. (d)	88,000	1,273,360
BancFirst Corp.	5,958	229,860
BancorpSouth, Inc.	56,000	1,245,440
BancTrust Financial Group, Inc. (d)	4,882	20,358
Bank of Granite Corp.	15,998	55,993
Bank of Hawaii Corp.	35,000	1,310,050
Bank of the Ozarks, Inc.	28,624	723,901
Banner Corp. (d)	11,743	72,219
Bar Harbor Bankshares	3,125	87,500
BB&T Corp.	451,300	10,118,146
BOK Financial Corp. (d)	16,000	648,960
Boston Private Financial Holdings, Inc. (d)	52,878	263,332
Bryn Mawr Bank Corp.	2,149	39,004
Capital City Bank Group, Inc. (d)	6,535	92,536
CapitalSource, Inc.	164,387	616,451
Capitol Bancorp Ltd.	7,732	30,851
Cascade Bancorp (d)	17,960	34,663
Cathay General Bancorp (d)	42,159	436,767
Center Bancorp, Inc.	5,075	42,072
Central Pacific Financial Corp. (d)	43,309	258,988
Chemical Financial Corp.	22,038	415,637
Citizens & Northern Corp.	10,210	213,185
Citizens Banking Corp., Michigan (a)(d)	60,213	68,643
City Bank Lynnwood, Washington (d)	15,020	45,060
City Holding Co.	15,865	503,555
City National Corp. (d)	26,500	969,105
CoBiz, Inc. (d)	13,382	86,983
Colonial Bancgroup, Inc. (d)	149,746	194,670
Columbia Banking Systems, Inc.	14,593	158,626
Comerica, Inc.	109,000	2,363,120
Commerce Bancshares, Inc.	48,000	1,510,560
Community Bancorp (a)(d)	13,777	15,844
Community Bank System, Inc.	31,618	490,079
Community Capital Corp.	483	2,628
Community Trust Bancorp, Inc.	9,412	259,112
Cullen/Frost Bankers, Inc.	44,600	2,183,170
CVB Financial Corp. (d)	68,363	434,105
East West Bancorp, Inc. (d)	62,046	500,711
Eastern Virgina Bankshares, Inc.	955	7,802
Enterprise Financial Services Corp.	4,000	31,520
Fidelity Southern Corp.	3,514	11,069
Fifth Third Bancorp (d)	383,000	2,642,700
Financial Institutions, Inc.	2,005	23,158
First Bancorp, North Carolina	10,694	147,470
First Bancorp, Puerto Rico	61,810	302,251
First Busey Corp. (d)	20,930	162,208
First Citizen Bancshares, Inc.	4,345	575,669
First Commonwealth Financial Corp. (d)	70,774	523,728
First Community Bancshares, Inc.	8,000	139,520
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Financial Bancorp, Ohio	31,451	$ 268,277
First Financial Bankshares, Inc.	16,246	793,292
First Financial Corp., Indiana	8,925	300,326
First Horizon National Corp.	150,672	1,829,158
First M&F Corp.	2,524	10,727
First Merchants Corp.	18,116	179,167
First Midwest Bancorp, Inc., Delaware	45,414	395,102
First Regional Bancorp (a)(d)	6,000	10,500
First State Bancorp.	16,034	25,975
First United Corp.	3,511	42,483
FirstMerit Corp.	60,402	1,051,599
FNB Corp., North Carolina	2,866	7,710
FNB Corp., Pennsylvania	66,000	440,880
Frontier Financial Corp., Washington (d)	26,384	39,312
Fulton Financial Corp.	123,000	714,630
Glacier Bancorp, Inc.	47,821	792,394
Great Southern Bancorp, Inc. (d)	7,927	173,681
Green Bankshares, Inc. (d)	8,074	45,457
Guaranty Bancorp (a)	16,227	25,314
Hancock Holding Co.	21,218	741,145
Hanmi Financial Corp. (d)	31,850	45,864
Harleysville National Corp., Pennsylvania	35,764	225,671
Hawthorn Bancshares, Inc.	1,433	15,132
Heartland Financial USA, Inc.	8,001	120,975
Heritage Commerce Corp.	7,114	43,182
Heritage Financial Corp., Washington	1,630	19,560
Home Bancshares, Inc.	26,545	529,573
Horizon Financial Corp. (d)	11,055	18,794
Huntington Bancshares, Inc.	268,644	1,053,084
IBERIABANK Corp. (d)	15,932	693,361
Independent Bank Corp., Massachusetts	19,867	403,697
Independent Bank Corp., Michigan (d)	13,306	21,689
Integra Bank Corp.	11,329	16,654
International Bancshares Corp. (d)	45,000	504,900
Intervest Bancshares Corp. Class A	7,165	31,454
Investors Bancorp, Inc. (a)	30,000	261,600
Irwin Financial Corp. (a)	12,090	12,815
KeyCorp	384,006	1,920,030
Lakeland Bancorp, Inc.	10,000	105,900
Lakeland Financial Corp.	8,000	149,440
M&T Bank Corp. (d)	65,942	3,316,883
Macatawa Bank Corp. (d)	13,284	47,291
MainSource Financial Group, Inc.	8,776	69,945
Marshall & Ilsley Corp.	186,916	1,229,907
MB Financial, Inc.	34,327	350,479
MBT Financial Corp.	1,800	4,050
Merchants Bancshares, Inc.	4,149	90,075
Midsouth Bancorp, Inc.	4,009	60,335
Midwest Banc Holdings, Inc. (d)	4,350	5,264
Nara Bancorp, Inc.	20,658	91,722
National Penn Bancshares, Inc. (d)	79,304	480,582

	Shares	Value
NBT Bancorp, Inc.	22,155	$ 486,081
NewBridge Bancorp	8,389	18,791
North Valley Bancorp	4,941	23,025
Northern States Financial Corp.	1,314	9,132
Northrim Bancorp, Inc.	3,414	51,620
Northway Financial, Inc.	984	7,872
Old National Bancorp, Indiana	56,743	680,349
Old Second Bancorp, Inc. (d)	7,309	46,851
Oriental Financial Group, Inc. (d)	23,277	230,675
Pacific Capital Bancorp	28,849	144,533
Pacific Premier Bancorp, Inc. (a)	40	196
PacWest Bancorp	40,763	575,981
Park National Corp. (d)	8,529	537,327
Peoples Bancorp, Inc.	1,660	29,432
Peoples Financial Corp., Mississippi	3,102	55,836
Pinnacle Financial Partners, Inc. (a)(d)	22,752	329,904
PNC Financial Services Group, Inc.	308,500	14,052,175
Popular, Inc.	204,198	600,342
Preferred Bank, Los Angeles California	6,582	29,619
Princeton National Bancorp, Inc.	2,956	43,867
PrivateBancorp, Inc. (d)	39,798	797,154
Prosperity Bancshares, Inc. (d)	38,585	1,082,695
Regions Financial Corp.	792,817	3,321,903
Renasant Corp.	18,028	246,984
Republic Bancorp, Inc., Kentucky Class A	21,178	513,567
Royal Bancshares of Pennsylvania, Inc. Class A	3,140	6,845
S&T Bancorp, Inc. (d)	33,224	496,367
S.Y. Bancorp, Inc.	7,621	188,848
Sandy Spring Bancorp, Inc. (d)	12,869	175,662
SCBT Financial Corp.	10,000	225,500
Seacoast Banking Corp., Florida (d)	15,254	39,203
Security Bank Corp., Georgia (d)	13,464	7,405
Shore Bancshares, Inc.	3,440	63,640
Signature Bank, New York (a)	27,723	749,907
Simmons First National Corp. Class A	10,974	299,919
South Financial Group, Inc. (d)	77,559	147,362
Southside Bancshares, Inc.	10,089	231,240
Southwest Bancorp, Inc., Oklahoma	11,359	105,071
State Bancorp, Inc., New York	4,423	33,747
StellarOne Corp.	13,915	171,433
Sterling Bancorp, New York	14,289	131,173
Sterling Bancshares, Inc.	95,935	608,228
Sterling Financial Corp., Washington (d)	32,433	134,597
Suffolk Bancorp	9,724	253,796
Sun Bancorp, Inc., New Jersey	3,985	26,779
SunTrust Banks, Inc.	249,189	3,281,819
Superior Bancorp	3,571	11,927
Susquehanna Bancshares, Inc., Pennsylvania (d)	59,662	425,987
SVB Financial Group (a)(d)	27,721	747,081
Synovus Financial Corp. (d)	245,065	801,363
Taylor Capital Group, Inc. (a)	7,332	45,312
TCF Financial Corp. (d)	85,000	1,220,600
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Temecula Valley Bancorp, Inc.	10,000	$ 4,000
Texas Capital Bancshares, Inc. (a)	28,293	434,298
TIB Financial Corp. (d)	2,234	6,680
Tompkins Financial Corp.	6,441	311,422
TowneBank	21,000	342,300
Trico Bancshares	14,031	199,521
Trustmark Corp.	48,414	948,430
U.S. Bancorp, Delaware	1,241,524	23,837,261
UCBH Holdings, Inc. (d)	76,200	118,110
UMB Financial Corp.	21,290	854,368
Umpqua Holdings Corp. (d)	61,601	523,609
Union Bankshares Corp. (d)	7,261	105,139
United Bankshares, Inc., West Virginia	33,000	695,970
United Community Banks, Inc., Georgia (d)	43,714	338,784
Univest Corp. of Pennsylvania	4,000	79,480
Valley National Bancorp	110,250	1,338,435
Virginia Commerce Bancorp, Inc.	28,207	69,671
VIST Financial Corp.	1,594	11,939
W Holding Co., Inc. (d)	1,270	24,028
Washington Banking Co., Oak Harbor	6,532	57,155
Washington Trust Bancorp, Inc.	8,654	146,166
Webster Financial Corp. (d)	73,147	545,677
Wells Fargo & Co.	2,911,874	74,252,787
WesBanco, Inc.	21,326	350,386
West Coast Bancorp, Oregon (d)	16,191	44,687
Westamerica Bancorp.	26,362	1,367,133
Western Alliance Bancorp. (a)	32,986	228,263
Whitney Holding Corp.	43,848	543,715
Wilmington Trust Corp., Delaware (d)	49,762	717,070
Wilshire Bancorp, Inc.	14,330	69,071
Wintrust Financial Corp.	31,370	564,660
Zions Bancorp (d)	95,577	1,307,493
		197,839,803
Consumer Finance - 0.5%
Advance America Cash Advance Centers, Inc.	28,794	129,573
Advanta Corp. Class B	19,860	13,902
American Express Co. (d)	748,000	18,587,800
AmeriCredit Corp. (a)(d)	40,315	512,404
Capital One Financial Corp.	322,500	7,881,900
Cash America International, Inc.	19,211	442,237
CompuCredit Corp. (a)(d)	12,844	38,404
Consumer Portfolio Services, Inc. (a)	2,866	2,809
Discover Financial Services	353,474	3,379,211
Dollar Financial Corp. (a)(d)	20,747	208,922
EZCORP, Inc. (non-vtg.) Class A (a)	30,891	375,326
First Cash Financial Services, Inc. (a)	11,672	176,364
First Marblehead Corp. (a)	26,295	46,279
Nelnet, Inc. Class A (a)	25,839	218,598
Rewards Network, Inc. (a)	2,818	11,554

	Shares	Value
SLM Corp. (a)(d)	326,742	$ 2,159,765
Student Loan Corp.	1,260	56,007
United Panam Financial Corp. (a)(d)	2,785	11,279
World Acceptance Corp. (a)(d)	15,763	315,733
		34,568,067
Diversified Financial Services - 2.9%
Asset Acceptance Capital Corp. (a)(d)	7,523	64,698
Asta Funding, Inc. (d)	5,197	24,686
Bank of America Corp.	5,527,299	62,292,660
CIT Group, Inc. (d)	317,960	1,217,787
Citigroup, Inc. (d)	3,935,911	14,641,589
CME Group, Inc.	48,561	15,619,160
Encore Capital Group, Inc. (a)	11,268	145,132
Financial Federal Corp.	19,924	493,916
Interactive Brokers Group, Inc. (a)	34,107	507,171
IntercontinentalExchange, Inc. (a)(d)	51,724	5,575,330
JPMorgan Chase & Co.	2,702,244	99,712,804
KKR Financial Holdings LLC	100,684	125,855
Leucadia National Corp. (a)(d)	118,110	2,466,137
Life Partners Holdings, Inc. (d)	5,341	84,868
MarketAxess Holdings, Inc. (a)	26,498	279,554
Marlin Business Services Corp. (a)	13,466	51,171
Medallion Financial Corp.	100	739
MicroFinancial, Inc.	100	234
Moody's Corp.	140,000	3,834,600
MSCI, Inc. Class A (a)(d)	72,434	1,540,671
NewStar Financial, Inc. (a)	20,000	60,200
NYSE Euronext	184,528	5,535,840
PHH Corp. (a)(d)	82,017	1,263,062
PICO Holdings, Inc. (a)	10,575	295,360
Portfolio Recovery Associates, Inc. (a)(d)	12,533	450,812
Resource America, Inc. Class A	2,747	14,532
Teton Advisors, Inc. (a)	105	38
The NASDAQ Stock Market, Inc. (a)	108,743	2,295,565
		218,594,171
Insurance - 3.7%
21st Century Holding Co.	1,486	4,859
AFLAC, Inc.	333,748	11,848,054
Alleghany Corp. (d)	4,397	1,143,220
Allied World Assurance Co. Holdings Ltd.	27,000	1,019,250
Allstate Corp.	380,055	9,778,815
AMBAC Financial Group, Inc. (d)	170,549	213,186
American Equity Investment Life Holding Co. (d)	55,540	322,687
American Financial Group, Inc.	55,143	1,181,163
American Independence Corp. (a)	587	2,524
American International Group, Inc. (d)	1,584,920	2,678,515
American National Insurance Co.	11,084	878,074
American Physicians Capital, Inc.	8,587	331,201
Amerisafe, Inc. (a)	19,586	316,314
Amtrust Financial Services, Inc.	20,904	200,051
Aon Corp. (d)	172,000	6,192,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Arch Capital Group Ltd. (a)	36,803	$ 2,094,459
Argo Group International Holdings, Ltd. (a)	27,165	761,707
Arthur J. Gallagher & Co. (d)	69,000	1,445,550
Aspen Insurance Holdings Ltd.	55,617	1,284,197
Assurant, Inc.	85,940	2,030,762
Assured Guaranty Ltd.	38,194	500,723
Axis Capital Holdings Ltd.	101,545	2,424,895
Baldwin & Lyons, Inc. Class B	4,120	81,040
Berkshire Hathaway, Inc. Class A (a)	856	78,409,600
Brown & Brown, Inc.	81,000	1,561,680
Cincinnati Financial Corp. (d)	107,685	2,434,758
Citizens, Inc. Class A (a)(d)	10,251	67,554
CNA Financial Corp. (d)	15,858	230,100
CNA Surety Corp. (a)	10,202	154,764
Conseco, Inc. (a)	255,122	614,844
Crawford & Co. Class B (a)(d)	12,173	54,292
Delphi Financial Group, Inc. Class A	27,295	519,697
Donegal Group, Inc. Class A	4,000	60,480
eHealth, Inc. (a)	26,465	423,440
EMC Insurance Group	5,875	128,310
Employers Holdings, Inc.	42,267	516,080
Endurance Specialty Holdings Ltd.	38,455	1,056,359
Enstar Group Ltd. (a)	4,212	232,502
Erie Indemnity Co. Class A	22,010	761,546
Everest Re Group Ltd.	42,336	2,930,921
FBL Financial Group, Inc. Class A	15,106	109,519
Fidelity National Financial, Inc. Class A	150,000	2,091,000
First Acceptance Corp. (a)	4,717	9,245
First Mercury Financial Corp.	10,000	146,800
Flagstone Reinsurance Holdings Ltd.	22,474	215,301
FPIC Insurance Group, Inc. (a)	8,482	252,255
Gainsco, Inc. (a)	123	399
Genworth Financial, Inc. Class A (non-vtg.)	282,624	1,673,134
Greenlight Capital Re, Ltd. (a)(d)	15,000	247,500
Hanover Insurance Group, Inc.	35,000	1,200,850
Harleysville Group, Inc.	9,568	280,247
Hartford Financial Services Group, Inc.	229,767	3,294,859
HCC Insurance Holdings, Inc. (d)	77,000	1,901,130
Hilltop Holdings, Inc. (a)	49,607	589,827
Horace Mann Educators Corp.	27,796	250,998
Independence Holding Co.	2,923	21,192
Infinity Property & Casualty Corp.	16,435	604,972
Investors Title Co.	1,263	38,522
IPC Holdings Ltd.	43,667	1,085,125
Kansas City Life Insurance Co.	1,314	30,879
Lincoln National Corp. (d)	181,917	3,447,327
Loews Corp.	250,308	6,770,831
Maiden Holdings Ltd.	20,000	102,200
Markel Corp. (a)(d)	6,839	1,949,115

	Shares	Value
Marsh & McLennan Companies, Inc.	369,000	$ 6,981,480
Max Capital Group Ltd.	52,456	829,329
MBIA, Inc. (a)	173,949	1,121,971
Meadowbrook Insurance Group, Inc.	54,430	402,238
Mercury General Corp.	16,723	554,200
MetLife, Inc.	373,517	11,765,786
Montpelier Re Holdings Ltd.	74,764	1,000,342
National Financial Partners Corp. (d)	44,490	269,165
National Security Group, Inc.	1,845	14,317
National Western Life Insurance Co. Class A	1,133	135,835
Navigators Group, Inc. (a)(d)	13,450	588,303
Nymagic, Inc.	5,552	83,280
OdysseyRe Holdings Corp. (d)	12,963	521,242
Old Republic International Corp.	158,026	1,616,606
OneBeacon Insurance Group Ltd.	15,601	169,427
PartnerRe Ltd.	40,706	2,656,474
Phoenix Companies, Inc.	71,358	143,430
Platinum Underwriters Holdings Ltd.	33,130	955,138
PMA Capital Corp. Class A (a)	23,448	113,957
Presidential Life Corp.	6,351	54,746
Principal Financial Group, Inc. (d)	209,622	4,653,608
ProAssurance Corp. (a)	21,839	987,341
Progressive Corp. (a)(d)	446,042	7,194,657
Protective Life Corp.	64,249	794,118
Prudential Financial, Inc.	307,091	12,256,002
Reinsurance Group of America, Inc.	44,172	1,624,646
RenaissanceRe Holdings Ltd.	45,609	2,087,524
RLI Corp.	12,647	592,638
Safety Insurance Group, Inc.	7,319	228,426
SeaBright Insurance Holdings, Inc. (a)	17,665	142,910
Selective Insurance Group, Inc.	40,110	529,853
StanCorp Financial Group, Inc.	32,820	1,018,076
State Auto Financial Corp.	7,238	120,947
Stewart Information Services Corp.	17,818	274,397
The Chubb Corp.	254,000	10,071,100
The First American Corp.	58,039	1,324,450
The Travelers Companies, Inc.	423,594	17,223,332
Torchmark Corp. (d)	61,000	2,449,760
Tower Group, Inc.	37,952	906,673
Transatlantic Holdings, Inc.	21,540	833,813
Unico American Corp.	4,102	30,601
United America Indemnity Ltd. Class A (a)	31,894	152,453
United Fire & Casualty Co.	14,183	246,926
Unitrin, Inc.	41,693	605,382
Unum Group (d)	230,893	3,950,579
UTG, Inc. (a)	300	1,920
Validus Holdings Ltd.	26,732	609,757
W.R. Berkley Corp.	100,000	2,169,000
Wesco Financial Corp.	700	207,900
White Mountains Insurance Group Ltd.	7,774	1,710,280
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
XL Capital Ltd. Class A	245,338	$ 2,482,821
Zenith National Insurance Corp. (d)	29,762	638,395
		271,300,951
Real Estate Investment Trusts - 1.7%
Acadia Realty Trust (SBI) (d)	31,633	424,515
Agree Realty Corp.	8,779	152,140
Alesco Financial, Inc.	80,057	49,635
Alexanders, Inc.	2,401	648,294
Alexandria Real Estate Equities, Inc. (d)	26,532	952,499
AMB Property Corp. (SBI)	94,938	1,694,643
American Campus Communities, Inc. (d)	36,771	845,365
American Capital Agency Corp.	20,193	383,667
Annaly Capital Management, Inc.	373,489	5,206,437
Anthracite Capital, Inc. (d)	24,616	26,585
Anworth Mortgage Asset Corp.	70,509	469,590
Apartment Investment & Management Co. Class A	102,089	964,741
Arbor Realty Trust, Inc. (d)	16,496	25,734
Ashford Hospitality Trust, Inc. (d)	84,350	341,618
Associated Estates Realty Corp.	9,366	55,915
AvalonBay Communities, Inc. (d)	56,068	3,447,061
BioMed Realty Trust, Inc. (d)	70,370	691,737
Boston Properties, Inc. (d)	81,899	3,957,360
Brandywine Realty Trust (SBI)	94,156	701,462
BRE Properties, Inc.	30,000	749,400
BRT Realty Trust	5,453	19,631
Camden Property Trust (SBI)	44,453	1,334,479
Capital Trust, Inc. Class A	10,158	16,354
CapLease, Inc.	36,578	113,392
Capstead Mortgage Corp.	62,067	740,459
Care Investment Trust, Inc.	10,413	61,957
CBL & Associates Properties, Inc. (d)	107,969	672,647
Cedar Shopping Centers, Inc.	41,816	215,771
Chimera Investment Corp.	423,047	1,476,434
Colonial Properties Trust (SBI)	37,575	292,334
Corporate Office Properties Trust (SBI)	35,000	1,038,800
Cousins Properties, Inc. (d)	53,576	482,184
DCT Industrial Trust, Inc.	180,385	808,125
Developers Diversified Realty Corp. (d)	97,662	479,520
DiamondRock Hospitality Co. (d)	85,378	554,957
Digital Realty Trust, Inc.	47,842	1,711,308
Douglas Emmett, Inc. (d)	70,542	656,041
Duke Realty LP	153,138	1,456,342
DuPont Fabros Technology, Inc.	16,600	157,202
EastGroup Properties, Inc.	17,804	607,294
Education Realty Trust, Inc.	23,412	109,100
Entertainment Properties Trust (SBI)	18,000	365,760
Equity Lifestyle Properties, Inc.	17,301	678,891
Equity One, Inc. (d)	14,649	211,532
Equity Residential (SBI) (d)	187,546	4,564,870
Essex Property Trust, Inc. (d)	17,443	1,187,694

	Shares	Value
Extra Space Storage, Inc.	55,004	$ 413,080
Federal Realty Investment Trust (SBI) (d)	41,592	2,189,819
FelCor Lodging Trust, Inc.	96,391	300,740
First Industrial Realty Trust, Inc. (d)	24,246	97,711
First Potomac Realty Trust	29,473	309,172
Franklin Street Properties Corp. (d)	67,924	855,842
Friedman, Billings, Ramsey Group, Inc. Class A (a)	117,368	44,600
Getty Realty Corp.	9,860	179,846
Gladstone Commercial Corp.	1,075	12,588
Glimcher Realty Trust	20,141	55,589
Gramercy Capital Corp.	15,559	34,852
Hatteras Financial Corp.	33,076	824,254
HCP, Inc.	176,429	4,098,446
Health Care REIT, Inc. (d)	73,658	2,522,787
Healthcare Realty Trust, Inc.	34,076	561,232
Hersha Hospitality Trust	41,950	114,943
Highwoods Properties, Inc. (SBI)	47,000	1,063,140
Home Properties, Inc. (d)	20,000	666,000
Hospitality Properties Trust (SBI) (d)	66,415	927,818
Host Hotels & Resorts, Inc.	428,835	4,022,472
HRPT Properties Trust (SBI)	157,536	748,296
Inland Real Estate Corp.	49,435	345,056
Investors Real Estate Trust	34,777	309,515
iStar Financial, Inc. (d)	83,192	257,895
Kilroy Realty Corp. (d)	26,543	565,100
Kimco Realty Corp.	228,335	2,669,236
Kite Realty Group Trust	25,000	81,000
LaSalle Hotel Properties (SBI) (d)	44,880	613,958
Lexington Corporate Properties Trust	150,616	638,612
Liberty Property Trust (SBI) (d)	69,000	1,606,320
LTC Properties, Inc.	15,991	332,773
Mack-Cali Realty Corp. (d)	54,500	1,346,695
Maguire Properties, Inc. (a)(d)	23,156	24,314
Medical Properties Trust, Inc.	60,649	382,089
MFA Mortgage Investments, Inc.	163,114	1,021,094
MidAmerica Apartment Communities, Inc.	25,168	913,347
Mission West Properties, Inc.	21,235	148,008
Monmouth Real Estate Investment Corp. Class A	6,448	38,881
National Health Investors, Inc.	21,217	560,765
National Retail Properties, Inc. (d)	52,876	904,708
Nationwide Health Properties, Inc.	72,093	1,915,511
Newcastle Investment Corp.	28,577	20,290
NorthStar Realty Finance Corp.	106,156	352,438
Omega Healthcare Investors, Inc.	63,998	1,022,048
One Liberty Properties, Inc.	12,246	75,313
Parkway Properties, Inc.	32,639	425,613
Pennsylvania Real Estate Investment Trust (SBI) (d)	63,690	355,390
Plum Creek Timber Co., Inc. (d)	114,000	3,950,100
Post Properties, Inc. (d)	42,576	648,432
Potlatch Corp.	30,259	792,181
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
ProLogis Trust (d)	296,258	$ 2,515,230
PS Business Parks, Inc.	15,160	680,229
Public Storage	90,299	6,014,816
RAIT Financial Trust (SBI)	28,276	35,062
Ramco-Gershenson Properties Trust (SBI)	27,394	246,820
Rayonier, Inc.	48,961	1,958,440
Realty Income Corp.	72,902	1,565,206
Redwood Trust, Inc.	42,800	681,376
Regency Centers Corp. (d)	55,782	1,987,513
Resource Capital Corp.	19,474	64,069
Saul Centers, Inc. (d)	8,021	230,283
Senior Housing Properties Trust (SBI)	78,327	1,311,977
Simon Property Group, Inc. (d)	165,512	8,849,927
SL Green Realty Corp. (d)	53,400	1,222,860
Sovran Self Storage, Inc. (d)	25,331	611,997
Strategic Hotel & Resorts, Inc. (d)	85,107	97,873
Sun Communities, Inc. (d)	28,385	400,796
Sunstone Hotel Investors, Inc. (d)	30,320	176,159
Tanger Factory Outlet Centers, Inc. (d)	23,479	759,780
Taubman Centers, Inc. (d)	36,964	914,489
The Macerich Co. (d)	51,139	863,226
Transcontinental Realty Investors, Inc. (a)	600	7,632
U-Store-It Trust	33,000	99,330
UDR, Inc. (d)	101,880	1,120,680
UMH Properties, Inc.	5,458	43,664
Universal Health Realty Income Trust (SBI)	6,111	195,919
Urstadt Biddle Properties, Inc.	365	4,544
Urstadt Biddle Properties, Inc. Class A	18,855	249,452
Ventas, Inc.	99,815	3,030,383
Vornado Realty Trust (d)	116,850	5,452,221
Walter Investment Management Corp. (a)	14,410	194,535
Washington (REIT) (SBI)	40,563	886,707
Weingarten Realty Investors (SBI)	72,000	1,143,360
Winthrop Realty Trust	5,716	55,217
		127,833,157
Real Estate Management & Development - 0.1%
Avatar Holdings, Inc. (a)(d)	1,964	34,704
Brookfield Properties Corp.	144,329	1,091,128
CB Richard Ellis Group, Inc. Class A (a)(d)	182,302	1,330,805
Consolidated-Tomoka Land Co.	2,829	89,198
Forest City Enterprises, Inc. Class A (d)	83,148	589,519
Forestar Group, Inc. (a)(d)	15,504	188,529
Jones Lang LaSalle, Inc. (d)	27,032	947,472
Maui Land & Pineapple, Inc. (a)(d)	300	2,610
Tejon Ranch Co. (a)(d)	9,238	237,324
The St. Joe Co. (a)(d)	66,000	1,685,640
Thomas Properties Group, Inc.	17,236	25,682
		6,222,611

	Shares	Value
Thrifts & Mortgage Finance - 0.3%
Anchor BanCorp Wisconsin, Inc.	23,617	$ 30,466
Astoria Financial Corp.	81,000	624,510
Bank Mutual Corp.	45,827	415,651
BankAtlantic Bancorp, Inc. (non-vtg.) Class A (d)	2,150	8,063
BankFinancial Corp.	10,309	92,369
BankUnited Financial Corp. Class A (d)	24,961	12,286
BCSB Bancorp, Inc. (a)	1,892	15,136
Beneficial Mutual Bancorp, Inc. (a)	31,000	296,360
Berkshire Hills Bancorp, Inc.	10,481	224,293
Brookline Bancorp, Inc., Delaware	70,300	691,752
Camco Financial Corp.	404	1,131
Capitol Federal Financial	19,206	808,381
CFS Bancorp, Inc.	800	3,192
Charter Financial Corp., Georgia	976	10,736
Citizens South Banking Corp., Delaware	4,457	22,285
Clifton Savings Bancorp, Inc.	17,436	174,360
Corus Bankshares, Inc. (a)	27,734	8,043
Danvers Bancorp, Inc.	12,572	185,814
Dime Community Bancshares, Inc.	38,225	340,585
Doral Financial Corp. (a)(d)	1,074	3,791
ESB Financial Corp.	6,022	81,899
ESSA Bancorp, Inc.	5,000	69,750
Fannie Mae	571,925	417,505
Farmer Mac Class C (non-vtg.) (d)	7,000	43,750
First Defiance Financial Corp.	3,662	51,817
First Financial Holdings, Inc.	7,180	64,117
First Financial Service Corp.	2,933	51,357
First Niagara Financial Group, Inc.	119,100	1,511,379
First Place Financial Corp.	7,637	32,228
Flagstar Bancorp, Inc. (a)	25,355	24,087
Flushing Financial Corp.	14,744	146,850
Freddie Mac (d)	381,911	305,529
Guaranty Federal Bancshares, Inc.	1,075	7,418
Guaranty Financial Group, Inc. (a)(d)	15,504	4,961
HF Financial Corp.	3,182	39,186
Hingham Institution for Savings	1,751	47,715
Hudson City Bancorp, Inc.	345,000	4,426,350
Indiana Community Bancorp	2,634	34,927
MGIC Investment Corp. (d)	138,604	604,313
NASB Financial, Inc.	1,400	40,404
New York Community Bancorp, Inc.	260,000	2,875,600
NewAlliance Bancshares, Inc.	74,000	957,560
Northwest Bancorp, Inc.	16,404	302,654
OceanFirst Financial Corp.	6,806	85,415
Ocwen Financial Corp. (a)	25,000	312,000
Oritani Financial Corp. (a)	4,300	58,179
Pamrapo Bancorp, Inc.	3,273	31,814
Parkvale Financial Corp.	597	6,567
People's United Financial, Inc.	127,000	2,006,600
Provident Financial Holdings, Inc.	1,612	10,285
Provident Financial Services, Inc.	44,816	440,989
Provident New York Bancorp	30,838	254,722
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
PVF Capital Corp.	4,876	$ 10,288
Radian Group, Inc.	83,311	235,770
Riverview Bancorp, Inc.	7,997	23,991
TF Financial Corp.	1,890	38,462
TFS Financial Corp.	82,949	946,448
The PMI Group, Inc.	44,028	76,609
TierOne Corp.	11,942	26,870
Timberland Bancorp, Inc.	5,856	28,109
Tree.com, Inc. (a)	3,810	39,167
Triad Guaranty, Inc. (a)(d)	5,075	3,096
Trustco Bank Corp., New York	67,794	382,358
United Community Financial Corp., Ohio	12,927	17,710
ViewPoint Financial Group	10,000	146,300
Washington Federal, Inc. (d)	75,000	984,000
Westfield Financial, Inc.	20,000	184,000
WSFS Financial Corp.	4,835	128,273
		22,588,582
TOTAL FINANCIALS		1,068,286,591
HEALTH CARE - 12.9%
Biotechnology - 1.9%
Aastrom Biosciences, Inc. (a)	1,900	637
Abraxis BioScience, Inc. (a)	2,220	113,930
Acadia Pharmaceuticals, Inc. (a)(d)	22,950	44,982
Acorda Therapeutics, Inc. (a)(d)	30,000	740,700
Alexion Pharmaceuticals, Inc. (a)(d)	58,000	2,117,000
Alkermes, Inc. (a)(d)	76,000	618,640
Allos Therapeutics, Inc. (a)	40,000	291,200
Alnylam Pharmaceuticals, Inc. (a)	22,000	447,920
Amgen, Inc. (a)	766,098	38,258,934
Amylin Pharmaceuticals, Inc. (a)(d)	118,586	1,342,394
Anadys Pharmaceuticals, Inc. (a)	20,000	44,600
Antigenics, Inc. (a)	5,388	3,933
Arena Pharmaceuticals, Inc. (a)	59,842	220,817
ARIAD Pharmaceuticals, Inc. (a)	84,946	127,419
ArQule, Inc. (a)	4,060	20,178
Array Biopharma, Inc. (a)(d)	66,004	205,272
AVI BioPharma, Inc. (a)	2,700	3,294
Avigen, Inc. (a)	1,600	2,048
BioCryst Pharmaceuticals, Inc. (a)	12,030	48,361
Biogen Idec, Inc. (a)(d)	215,551	11,163,386
BioMarin Pharmaceutical, Inc. (a)(d)	85,226	1,191,459
BioSphere Medical, Inc. (a)	800	1,480
Celera Corp. (a)	60,000	454,200
Celgene Corp. (a)	335,367	14,165,902
Cell Genesys, Inc. (a)	103,415	46,537
Cephalon, Inc. (a)(d)	49,000	2,857,190
Cepheid, Inc. (a)(d)	45,427	458,813
Cougar Biotechnology, Inc. (a)	17,939	771,198

	Shares	Value
Cubist Pharmaceuticals, Inc. (a)	45,855	$ 782,286
CuraGen Corp. (a)	5,707	7,647
Cytokinetics, Inc. (a)	14,366	39,363
Dendreon Corp. (a)(d)	91,579	2,076,096
Dyax Corp. (a)	46,447	92,894
Dynavax Technologies Corp. (a)	35,880	51,308
Emergent BioSolutions, Inc. (a)	21,536	235,604
EntreMed, Inc. (a)	3,700	2,915
Enzon Pharmaceuticals, Inc. (a)(d)	46,219	370,676
EPIX Pharmaceuticals, Inc. (a)	2,304	507
Exact Sciences Corp. (a)	3,245	6,490
Facet Biotech Corp. (a)	16,400	162,524
GenVec, Inc. (a)(d)	20,350	12,922
Genzyme Corp. (a)	197,088	11,655,784
Geron Corp. (a)(d)	84,098	550,842
Gilead Sciences, Inc. (a)	666,671	28,733,520
GTC Biotherapeutics, Inc. (a)	410	1,369
GTx, Inc. (a)(d)	15,000	129,000
Halozyme Therapeutics, Inc. (a)(d)	46,200	322,938
Hemispherx Biopharma, Inc. (a)	800	1,352
Human Genome Sciences, Inc. (a)(d)	109,259	269,870
Idenix Pharmaceuticals, Inc. (a)(d)	4,502	15,307
Idera Pharmaceuticals, Inc. (a)(d)	9,000	48,870
IDM Pharma, Inc. (a)	442	1,162
ImmunoGen, Inc. (a)(d)	41,749	346,099
Immunomedics, Inc. (a)	5,227	13,015
Incyte Corp. (a)(d)	56,318	185,286
Infinity Pharmaceuticals, Inc. (a)	53	318
InterMune, Inc. (a)(d)	40,081	473,757
Isis Pharmaceuticals, Inc. (a)(d)	74,678	1,030,556
Keryx Biopharmaceuticals, Inc. (a)	23,883	16,718
La Jolla Pharmaceutical Co. (a)	2,083	646
Lexicon Pharmaceuticals, Inc. (a)	6,506	9,043
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	2,082	0
Class B (a)(d)	46,179	137,613
MannKind Corp. (a)(d)	36,288	238,775
Martek Biosciences (d)	26,025	551,470
Maxygen, Inc. (a)	29,687	210,481
Medarex, Inc. (a)	120,200	870,248
Medivation, Inc. (a)(d)	20,015	453,340
Metabolix, Inc. (a)(d)	16,896	118,948
Momenta Pharmaceuticals, Inc. (a)(d)	30,314	265,854
Myriad Genetics, Inc. (a)	65,000	2,350,400
Nabi Biopharmaceuticals (a)	12,447	35,225
Neurocrine Biosciences, Inc. (a)	15,860	48,690
Northfield Laboratories, Inc. (a)	11,290	2,010
Novavax, Inc. (a)	6,883	12,665
NPS Pharmaceuticals, Inc. (a)	65,066	216,019
ONYX Pharmaceuticals, Inc. (a)	40,824	965,896
Orchid Cellmark, Inc. (a)	3,164	3,702
OREXIGEN Therapeutics, Inc. (a)(d)	12,000	42,720
Orthologic Corp. (a)	7,445	5,063
OSI Pharmaceuticals, Inc. (a)(d)	39,211	1,325,332
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Osiris Therapeutics, Inc. (a)(d)	16,000	$ 201,760
PDL BioPharma, Inc.	92,000	639,400
Peregrine Pharmaceuticals, Inc. (a)	8,337	6,586
Pharmasset, Inc. (a)	18,329	192,455
Progenics Pharmaceuticals, Inc. (a)(d)	15,270	78,946
Regeneron Pharmaceuticals, Inc. (a)(d)	51,359	786,306
Repligen Corp. (a)	6,096	24,811
Rigel Pharmaceuticals, Inc. (a)(d)	23,551	196,415
Sangamo Biosciences, Inc. (a)(d)	43,327	172,441
Savient Pharmaceuticals, Inc. (a)(d)	51,925	329,724
SciClone Pharmaceuticals, Inc. (a)	7,834	18,723
Seattle Genetics, Inc. (a)(d)	42,640	391,862
Senomyx, Inc. (a)	21,458	33,045
StemCells, Inc. (a)(d)	7,323	11,936
Telik, Inc. (a)	13,264	8,887
Theravance, Inc. (a)(d)	50,642	749,502
Trimeris, Inc.	16,866	32,889
United Therapeutics Corp. (a)(d)	19,242	1,542,246
Vanda Pharmaceuticals, Inc. (a)	9,603	138,379
Vertex Pharmaceuticals, Inc. (a)(d)	118,000	3,517,580
Vical, Inc. (a)	1,900	4,047
XOMA Ltd. (a)	118,882	96,294
Zymogenetics, Inc. (a)	47,216	197,363
		140,635,156
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc. (a)(d)	35,896	627,821
Abiomed, Inc. (a)(d)	36,112	215,589
Accuray, Inc. (a)(d)	17,900	110,264
Align Technology, Inc. (a)(d)	51,536	609,671
American Medical Systems Holdings, Inc. (a)	51,602	782,802
Analogic Corp.	8,043	293,489
Angiodynamics, Inc. (a)	30,684	376,493
Aspect Medical Systems, Inc. (a)	6,586	35,367
Atrion Corp.	239	26,338
Baxter International, Inc.	438,725	22,458,333
Beckman Coulter, Inc. (d)	43,414	2,353,039
Becton, Dickinson & Co.	164,573	11,138,301
BioLase Technology, Inc. (a)(d)	4,009	5,933
Boston Scientific Corp. (a)(d)	1,061,346	9,976,652
C.R. Bard, Inc. (d)	70,228	5,020,600
Candela Corp. (a)	10,141	11,155
Cantel Medical Corp. (a)	10,922	148,648
Cardiac Science Corp. (a)	18,171	75,046
Cardiodynamics International Corp. (a)	1,172	926
Cerus Corp. (a)	7,762	9,625
Clarient, Inc. (a)	3,500	9,625
Conceptus, Inc. (a)(d)	36,912	585,055
CONMED Corp. (a)	22,708	357,651
Cooper Companies, Inc.	29,278	776,160
Covidien Ltd. (d)	364,842	13,032,156

	Shares	Value
Cryolife, Inc. (a)	24,384	$ 114,361
Cutera, Inc. (a)	17,971	139,814
Cyberonics, Inc. (a)(d)	28,539	413,530
Cynosure, Inc. Class A (a)	4,942	33,309
DENTSPLY International, Inc. (d)	93,553	2,737,361
DexCom, Inc. (a)(d)	17,534	97,489
Edwards Lifesciences Corp. (a)(d)	41,172	2,628,420
ev3, Inc. (a)(d)	46,492	424,937
Exactech, Inc. (a)	2,735	43,760
Fonar Corp. (a)	837	1,841
Gen-Probe, Inc. (a)	36,069	1,537,621
Greatbatch, Inc. (a)	28,241	583,459
Haemonetics Corp. (a)(d)	20,658	1,099,625
HealthTronics, Inc. (a)	8,119	13,072
Hill-Rom Holdings, Inc.	43,235	698,678
Hologic, Inc. (a)	196,221	2,486,120
Hospira, Inc. (a)	109,478	3,776,991
I-Flow Corp. (a)	11,248	61,864
ICU Medical, Inc. (a)	21,567	779,863
IDEXX Laboratories, Inc. (a)(d)	39,739	1,663,077
Immucor, Inc. (a)	49,842	750,122
Insulet Corp. (a)(d)	6,260	45,260
Integra LifeSciences Holdings Corp. (a)(d)	16,514	428,703
Intuitive Surgical, Inc. (a)(d)	27,046	4,048,245
Invacare Corp. (d)	38,841	659,520
Inverness Medical Innovations, Inc. (a)(d)	59,028	1,920,181
IRIS International, Inc. (a)	15,470	184,867
IVAX Diagnostics, Inc. (a)	3,600	1,440
Kensey Nash Corp. (a)	28,556	715,042
Kewaunee Scientific Corp.	1,601	15,049
Kinetic Concepts, Inc. (a)(d)	41,103	1,065,801
Masimo Corp. (a)	37,353	894,231
Medical Action Industries, Inc. (a)	15,016	153,313
Medtronic, Inc. (d)	815,924	28,026,989
Meridian Bioscience, Inc. (d)	41,244	788,173
Merit Medical Systems, Inc. (a)	27,493	376,379
Misonix, Inc. (a)	3,000	6,930
Natus Medical, Inc. (a)	19,219	196,418
Neogen Corp. (a)	7,911	174,358
Neoprobe Corp. (a)	100	84
NuVasive, Inc. (a)(d)	32,642	1,179,029
NxStage Medical, Inc. (a)(d)	36,056	125,114
OraSure Technologies, Inc. (a)	23,767	86,512
Orthofix International NV (a)	13,645	345,491
Osteotech, Inc. (a)	3,427	14,359
Palomar Medical Technologies, Inc. (a)	10,806	109,897
PLC Systems, Inc. (a)	400	116
Quidel Corp. (a)(d)	47,431	603,797
ResMed, Inc. (a)(d)	57,659	2,137,419
Retractable Technologies, Inc. (a)	6,105	5,739
RTI Biologics, Inc. (a)	25,405	99,080
Sirona Dental Systems, Inc. (a)	13,981	275,006
Somanetics Corp. (a)	11,971	201,233
Sonic Innovations, Inc. (a)	3,941	2,916
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
SonoSite, Inc. (a)(d)	29,185	$ 540,214
St. Jude Medical, Inc. (a)	243,071	9,484,630
Staar Surgical Co. (a)	3,978	3,938
Stereotaxis, Inc. (a)(d)	28,535	99,016
Steris Corp.	32,480	767,502
Stryker Corp. (d)	218,886	8,413,978
SurModics, Inc. (a)(d)	11,705	231,408
Symmetry Medical, Inc. (a)	14,077	108,252
Synovis Life Technologies, Inc. (a)	11,000	213,620
Teleflex, Inc.	26,627	1,194,221
The Spectranetics Corp. (a)	20,955	93,040
Theragenics Corp. (a)	1,300	1,560
ThermoGenesis Corp. (a)	73,719	39,071
Thoratec Corp. (a)(d)	33,069	829,371
TomoTherapy, Inc. (a)	19,200	43,968
Urologix, Inc. (a)	3,800	3,990
Varian Medical Systems, Inc. (a)(d)	86,977	3,110,298
Vnus Medical Technologies, Inc. (a)	15,007	434,603
Volcano Corp. (a)	19,293	238,461
West Pharmaceutical Services, Inc.	24,982	807,418
Wright Medical Group, Inc. (a)(d)	34,533	538,715
Young Innovations, Inc.	2,508	44,517
Zimmer Holdings, Inc. (a)	160,481	7,149,429
Zoll Medical Corp. (a)	19,936	334,725
		168,734,689
Health Care Providers & Services - 2.1%
Aetna, Inc.	332,000	8,890,960
Air Methods Corp. (a)	15,951	420,947
Alliance Healthcare Services, Inc. (a)	25,330	174,777
Almost Family, Inc. (a)	6,641	176,385
Amedisys, Inc. (a)	16,197	492,713
America Service Group, Inc. (a)	11,000	172,810
American Dental Partners, Inc. (a)	4,710	39,376
AMERIGROUP Corp. (a)(d)	35,062	1,011,889
AmerisourceBergen Corp.	110,000	4,081,000
AMN Healthcare Services, Inc. (a)	24,202	174,254
AmSurg Corp. (a)	29,663	554,105
Animal Health International, Inc. (a)	5,300	8,480
Assisted Living Concepts, Inc. Class A (a)	9,800	150,332
Bio-Reference Laboratories, Inc. (a)	13,966	380,015
BioScrip, Inc. (a)	8,518	35,776
Brookdale Senior Living, Inc.	26,715	309,627
Capital Senior Living Corp. (a)	30,965	137,175
Cardinal Health, Inc.	256,875	9,183,281
CardioNet, Inc. (a)	27,873	493,631
Catalyst Health Solutions, Inc. (a)	18,378	393,105
Centene Corp. (a)	31,879	579,560
Chemed Corp.	15,700	600,839
Chindex International, Inc. (a)	10,687	85,069
CIGNA Corp.	190,751	4,228,950
Community Health Systems, Inc. (a)(d)	67,270	1,775,255

	Shares	Value
Corvel Corp. (a)	2,959	$ 63,441
Coventry Health Care, Inc. (a)	104,184	1,880,521
Cross Country Healthcare, Inc. (a)(d)	17,031	132,161
DaVita, Inc. (a)	73,806	3,329,389
Dialysis Corp. of America (a)	3,005	13,823
Emergency Medical Services Corp. Class A (a)	14,071	436,201
Express Scripts, Inc. (a)(d)	151,170	9,682,439
Five Star Quality Care, Inc. (a)	28,197	59,496
Genoptix, Inc. (a)	7,604	221,124
Gentiva Health Services, Inc. (a)	28,072	447,187
Hanger Orthopedic Group, Inc. (a)	31,595	464,447
Health Management Associates, Inc. Class A (a)(d)	199,688	1,160,187
Health Net, Inc. (a)	71,159	1,065,962
HealthSouth Corp. (a)(d)	83,312	986,414
Healthspring, Inc. (a)	40,674	394,945
Healthways, Inc. (a)	39,343	470,936
Henry Schein, Inc. (a)(d)	61,518	2,801,530
HMS Holdings Corp. (a)(d)	18,275	642,366
Hooper Holmes, Inc. (a)	7,290	3,572
Humana, Inc. (a)	121,000	3,790,930
InVentiv Health, Inc. (a)	48,357	609,298
IPC The Hospitalist Co., Inc. (a)	11,000	273,900
Kindred Healthcare, Inc. (a)	26,367	346,199
Laboratory Corp. of America Holdings (a)(d)	76,166	4,643,079
Landauer, Inc.	12,764	735,589
LCA-Vision, Inc.	8,343	51,810
LHC Group, Inc. (a)	14,902	343,789
LifePoint Hospitals, Inc. (a)(d)	37,000	1,008,250
Lincare Holdings, Inc. (a)	50,000	1,089,000
Magellan Health Services, Inc. (a)	30,345	906,102
McKesson Corp.	198,000	8,147,700
Medcath Corp. (a)	8,479	90,386
Medco Health Solutions, Inc. (a)	358,000	16,428,620
MEDNAX, Inc. (a)	31,000	1,255,500
Molina Healthcare, Inc. (a)	5,873	140,600
MWI Veterinary Supply, Inc. (a)	21,455	627,130
National Healthcare Corp.	4,894	187,979
NightHawk Radiology Holdings, Inc. (a)	15,857	62,794
Odyssey Healthcare, Inc. (a)	33,808	331,995
Omnicare, Inc.	73,202	1,978,650
Owens & Minor, Inc.	32,151	1,127,214
Patterson Companies, Inc. (a)(d)	71,841	1,479,206
PDI, Inc. (a)	1,588	4,859
PharMerica Corp. (a)(d)	26,321	461,670
Providence Service Corp. (a)	15,408	167,947
PSS World Medical, Inc. (a)(d)	43,019	691,315
Psychiatric Solutions, Inc. (a)(d)	32,367	597,171
Quest Diagnostics, Inc.	104,500	5,456,990
RehabCare Group, Inc. (a)	15,055	328,500
ResCare, Inc. (a)	18,619	263,459
Rural/Metro Corp. (a)	7,404	22,582
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Skilled Healthcare Group, Inc.	11,461	$ 107,848
SRI/Surgical Express, Inc. (a)	900	1,188
Sun Healthcare Group, Inc. (a)	24,223	224,547
Sunrise Senior Living, Inc. (a)	36,429	87,794
Tenet Healthcare Corp. (a)	298,034	1,081,863
Triple-S Management Corp. (a)	16,998	242,391
U.S. Physical Therapy, Inc. (a)	12,075	163,133
UnitedHealth Group, Inc. (d)	885,000	23,541,000
Universal American Financial Corp. (a)	39,049	351,051
Universal Health Services, Inc. Class B	35,000	1,922,550
VCA Antech, Inc. (a)(d)	61,413	1,490,494
Wellcare Health Plans, Inc. (a)(d)	31,976	607,544
WellPoint, Inc. (a)	361,000	16,811,770
		159,089,838
Health Care Technology - 0.1%
A.D.A.M., Inc. (a)	1,800	5,400
Allscripts-Misys Healthcare Solutions, Inc. (d)	36,249	467,975
AMICAS, Inc. (a)	9,737	25,511
athenahealth, Inc. (a)(d)	22,920	691,726
Cerner Corp. (a)(d)	45,000	2,623,050
Computer Programs & Systems, Inc.	18,590	635,778
Eclipsys Corp. (a)	40,841	602,405
HLTH Corp. (a)(d)	72,138	850,507
IMS Health, Inc.	130,000	1,565,200
MedAssets, Inc. (a)	21,182	334,887
Merge Healthcare, Inc.	11,344	35,620
Omnicell, Inc. (a)(d)	29,246	268,771
Phase Forward, Inc. (a)	49,420	691,880
ProxyMed, Inc. (a)	63	0
Vital Images, Inc. (a)	11,918	138,964
		8,937,674
Life Sciences Tools & Services - 0.6%
Accelrys, Inc. (a)	4,972	23,319
Affymetrix, Inc. (a)	95,802	460,808
Albany Molecular Research, Inc. (a)	27,799	243,241
AMAG Pharmaceuticals, Inc. (a)(d)	17,373	913,820
Bio-Rad Laboratories, Inc. Class A (a)	13,098	975,015
Bruker BioSciences Corp. (a)	56,937	371,799
Caliper Life Sciences, Inc. (a)	5,632	8,392
Cambrex Corp. (a)	21,547	77,569
Charles River Laboratories International, Inc. (a)(d)	48,000	1,508,640
Covance, Inc. (a)(d)	44,451	1,867,831
Cryo-Cell International, Inc. (a)	9,581	11,976
Dionex Corp. (a)	12,755	718,872
Enzo Biochem, Inc. (a)	17,097	72,149
eResearchTechnology, Inc. (a)	28,484	170,619
Exelixis, Inc. (a)(d)	113,877	632,017
Harvard Bioscience, Inc. (a)	786	2,688
Illumina, Inc. (a)(d)	94,356	3,463,809

	Shares	Value
Kendle International, Inc. (a)(d)	12,762	$ 132,725
Life Technologies Corp. (a)	124,389	4,823,805
Luminex Corp. (a)	32,926	521,877
Mettler-Toledo International, Inc. (a)(d)	23,066	1,642,069
Millipore Corp. (a)	40,500	2,547,045
Nektar Therapeutics (a)(d)	124,526	840,551
PAREXEL International Corp. (a)	33,808	348,222
PerkinElmer, Inc. (d)	88,999	1,448,014
Pharmaceutical Product Development, Inc.	74,806	1,498,364
Sequenom, Inc. (a)(d)	154,479	508,236
Strategic Diagnostics, Inc. (a)	3,100	4,402
Techne Corp.	27,995	1,687,259
Thermo Fisher Scientific, Inc. (a)(d)	303,669	11,815,761
Varian, Inc. (a)(d)	25,094	873,773
Waters Corp. (a)(d)	70,133	3,038,162
		43,252,829
Pharmaceuticals - 5.9%
Abbott Laboratories	1,117,523	50,355,586
Adolor Corp. (a)	25,094	51,443
Akorn, Inc. (a)	30,000	32,400
Alexza Pharmaceuticals, Inc. (a)	13,000	27,170
Allergan, Inc.	222,793	9,831,855
Auxilium Pharmaceuticals, Inc. (a)(d)	31,359	734,741
AVANIR Pharmaceuticals Class A (a)	21,996	27,935
BioMimetic Therapeutics, Inc. (a)(d)	5,000	41,350
Bristol-Myers Squibb Co.	1,420,363	28,293,631
Cadence Pharmaceuticals, Inc. (a)(d)	12,000	127,200
Columbia Laboratories, Inc. (a)(d)	7,190	9,059
CPEX Pharmaceuticals, Inc. (a)	293	2,857
Cypress Bioscience, Inc. (a)	31,654	240,570
DepoMed, Inc. (a)	8,176	17,578
Discovery Laboratories, Inc. (a)	3,800	4,142
Durect Corp. (a)	39,673	92,835
Eli Lilly & Co.	700,339	24,210,719
Emisphere Technologies, Inc. (a)	3,941	4,769
Endo Pharmaceuticals Holdings, Inc. (a)(d)	79,535	1,266,993
Forest Laboratories, Inc. (a)	216,000	5,117,040
Hi-Tech Pharmacal Co., Inc. (a)	2,015	15,233
Hollis-Eden Pharmaceuticals, Inc. (a)	1,300	520
Immtech Pharmaceuticals, Inc. (a)	1,200	252
Impax Laboratories, Inc. (a)	30,000	189,300
Inspire Pharmaceuticals, Inc. (a)	17,519	71,828
Johnson & Johnson	2,013,702	111,075,802
King Pharmaceuticals, Inc. (a)(d)	177,000	1,674,420
KV Pharmaceutical Co. Class A (a)	25,710	43,193
Matrixx Initiatives, Inc. (a)	3,709	69,024
MDRNA, Inc. (a)(d)	25,476	36,685
Medicines Co. (a)	50,220	384,685
Medicis Pharmaceutical Corp. Class A	45,977	722,758
Merck & Co., Inc. (d)	1,526,000	42,087,080
MiddleBrook Pharmaceuticals, Inc. (a)	2,800	4,368
Mylan, Inc. (a)(d)	216,422	2,858,935
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Noven Pharmaceuticals, Inc. (a)	16,093	$ 178,632
Obagi Medical Products, Inc. (a)	10,991	75,838
Optimer Pharmaceuticals, Inc. (a)	20,000	248,200
Pain Therapeutics, Inc. (a)	35,234	157,144
Par Pharmaceutical Companies, Inc. (a)(d)	22,867	305,274
Penwest Pharmaceuticals Co. (a)	3,340	7,983
Perrigo Co.	59,042	1,585,868
Pfizer, Inc.	4,870,000	73,975,300
Pozen, Inc. (a)(d)	20,149	154,140
Questcor Pharmaceuticals, Inc. (a)	36,295	154,617
Repros Therapeutics, Inc. (a)	6,000	47,880
Salix Pharmaceuticals Ltd. (a)	52,287	474,766
Santarus, Inc. (a)	14,630	29,553
Schering-Plough Corp.	1,181,000	28,816,400
Sepracor, Inc. (a)	74,000	1,158,100
Spectrum Pharmaceuticals, Inc. (a)	192	937
SuperGen, Inc. (a)	6,806	13,612
Valeant Pharmaceuticals International (a)(d)	56,317	1,294,728
ViroPharma, Inc. (a)(d)	55,000	382,250
Vivus, Inc. (a)(d)	73,666	380,853
Warner Chilcott Ltd. (a)(d)	68,854	906,119
Watson Pharmaceuticals, Inc. (a)(d)	75,777	2,292,254
Wyeth	970,000	43,514,200
XenoPort, Inc. (a)	20,634	357,175
		436,235,779
TOTAL HEALTH CARE		956,885,965
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.3%
AAR Corp. (a)	26,763	393,416
AeroCentury Corp. (a)	800	6,960
AeroVironment, Inc. (a)	8,200	228,944
Alliant Techsystems, Inc. (a)(d)	23,000	1,984,670
American Science & Engineering, Inc.	10,706	669,446
Applied Signal Technology, Inc.	15,269	319,580
Argon ST, Inc. (a)	14,975	310,282
Astronics Corp.	2,747	26,097
Axsys Technologies, Inc. (a)	10,223	501,745
BE Aerospace, Inc. (a)(d)	79,310	1,180,133
Ceradyne, Inc. (a)	20,000	452,000
Cubic Corp.	15,635	596,475
Curtiss-Wright Corp.	34,523	1,010,833
Ducommun, Inc.	11,105	211,106
DynCorp International, Inc. Class A (a)	16,500	238,755
Esterline Technologies Corp. (a)	20,000	546,800
GenCorp, Inc. (non-vtg.) (a)	32,091	64,503
General Dynamics Corp.	234,300	13,331,670
Goodrich Corp.	86,575	4,202,351

	Shares	Value
Heico Corp. Class A	13,890	$ 413,228
Herley Industries, Inc. (a)	9,619	102,635
Hexcel Corp. (a)	52,628	562,593
Honeywell International, Inc.	482,000	15,983,120
Innovative Solutions & Support, Inc. (d)	23,580	107,761
ITT Corp.	127,491	5,250,079
Kratos Defense & Security Solutions, Inc. (a)	9,297	6,787
L-3 Communications Holdings, Inc.	85,000	6,248,350
Ladish Co., Inc. (a)	14,776	174,209
LMI Aerospace, Inc. (a)	8,000	75,360
Lockheed Martin Corp.	229,000	19,151,270
Moog, Inc. Class A (a)(d)	31,269	747,329
Northrop Grumman Corp.	218,000	10,381,160
Orbital Sciences Corp. (a)	37,000	544,640
Precision Castparts Corp.	98,988	8,173,439
Raytheon Co.	300,000	13,395,000
Rockwell Collins, Inc.	112,500	4,772,250
Spirit AeroSystems Holdings, Inc. Class A (a)	63,523	873,441
Stanley, Inc. (a)	19,051	497,041
Sypris Solutions, Inc.	3,224	2,611
Taser International, Inc. (a)(d)	42,685	186,107
Teledyne Technologies, Inc. (a)	26,970	886,504
The Boeing Co. (d)	472,000	21,169,200
TransDigm Group, Inc. (a)(d)	28,909	1,133,811
Triumph Group, Inc.	11,289	444,899
United Technologies Corp.	633,790	33,343,692
		170,902,282
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	17,036	31,687
Atlas Air Worldwide Holdings, Inc. (a)	11,680	302,278
C.H. Robinson Worldwide, Inc.	120,500	6,123,810
Dynamex, Inc. (a)	4,777	74,139
Expeditors International of Washington, Inc.	151,500	4,970,715
FedEx Corp. (d)	206,571	11,450,231
Forward Air Corp.	23,713	505,561
Hub Group, Inc. Class A (a)	29,382	580,588
Pacer International, Inc.	34,535	89,791
United Parcel Service, Inc. Class B	463,135	23,684,724
UTI Worldwide, Inc.	68,552	898,717
		48,712,241
Airlines - 0.1%
AirTran Holdings, Inc. (a)(d)	62,329	316,008
Alaska Air Group, Inc. (a)(d)	27,766	432,317
Allegiant Travel Co. (a)(d)	12,630	509,494
AMR Corp. (a)	199,324	886,992
Continental Airlines, Inc. Class B (a)(d)	83,301	776,365
Delta Air Lines, Inc. (a)	495,868	2,880,993
ExpressJet Holdings, Inc. (a)	4,266	5,333
Hawaiian Holdings, Inc. (a)	30,307	159,415
JetBlue Airways Corp. (a)(d)	131,473	595,573
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Pinnacle Airlines Corp. (a)	13,246	$ 31,790
Republic Airways Holdings, Inc. (a)	14,499	84,964
SkyWest, Inc.	40,454	414,654
Southwest Airlines Co.	525,368	3,540,980
UAL Corp. (a)(d)	91,001	424,065
US Airways Group, Inc. (a)(d)	79,026	203,887
		11,262,830
Building Products - 0.1%
Aaon, Inc.	14,021	291,637
American Woodmark Corp.	8,120	155,985
Ameron International Corp.	7,610	421,975
Apogee Enterprises, Inc.	31,812	391,924
Armstrong World Industries, Inc. (a)	10,573	189,045
Builders FirstSource, Inc. (a)(d)	7,165	29,448
Gibraltar Industries, Inc.	19,000	146,680
Griffon Corp. (a)(d)	45,173	437,726
Insteel Industries, Inc.	19,514	168,211
Lennox International, Inc.	38,000	1,178,380
Masco Corp. (d)	255,436	2,646,317
NCI Building Systems, Inc. (a)(d)	8,960	40,320
Owens Corning (a)(d)	56,779	790,931
Quanex Building Products Corp.	21,263	234,744
Simpson Manufacturing Co. Ltd.	24,564	511,914
Trex Co., Inc. (a)	10,000	111,100
Universal Forest Products, Inc.	10,472	318,977
USG Corp. (a)(d)	54,636	655,632
		8,720,946
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	38,140	617,105
ACCO Brands Corp. (a)	27,832	82,104
American Ecology Corp.	14,777	281,502
American Reprographics Co. (a)	18,051	157,224
APAC Customer Services, Inc. (a)	4,300	24,295
ATC Technology Corp. (a)	13,201	192,471
Avery Dennison Corp.	69,455	1,914,180
Bowne & Co., Inc.	31,426	168,758
Casella Waste Systems, Inc. Class A (a)	27,789	69,473
Cenveo, Inc. (a)	19,834	97,782
Cintas Corp.	93,000	2,165,970
Clean Harbors, Inc. (a)(d)	15,000	817,800
Comfort Systems USA, Inc.	22,487	209,804
Consolidated Graphics, Inc. (a)	10,742	174,343
Copart, Inc. (a)(d)	41,000	1,258,290
Cornell Companies, Inc. (a)	9,672	164,231
Corrections Corp. of America (a)	89,000	1,366,150
Courier Corp.	2,999	46,934
Covanta Holding Corp. (a)(d)	86,846	1,312,243
Deluxe Corp.	56,165	794,173
EnergySolutions, Inc.	116,914	943,496
Ennis, Inc.	20,422	220,558

	Shares	Value
Fuel Tech, Inc. (a)(d)	12,102	$ 118,116
G&K Services, Inc. Class A	11,022	236,312
GeoEye, Inc. (a)(d)	33,687	722,923
Healthcare Services Group, Inc.	26,140	456,927
Herman Miller, Inc.	36,000	512,280
HNI Corp.	29,786	516,787
ICT Group, Inc. (a)	4,570	40,353
InnerWorkings, Inc. (a)(d)	33,190	154,665
Innotrac Corp. (a)	1,400	2,240
Interface, Inc. Class A	32,273	204,611
Intersections, Inc. (a)	8,825	26,916
Iron Mountain, Inc. (a)(d)	129,527	3,529,611
Kimball International, Inc. Class B	18,777	113,225
Knoll, Inc.	22,702	157,325
M&F Worldwide Corp. (a)	6,880	115,240
McGrath RentCorp.	20,429	370,991
Metalico, Inc. (a)	15,943	40,176
Mine Safety Appliances Co.	26,989	632,082
Mobile Mini, Inc. (a)(d)	17,986	226,803
Multi-Color Corp.	6,000	76,380
Pitney Bowes, Inc.	142,259	3,254,886
Protection One, Inc. (a)	1,019	2,334
R.R. Donnelley & Sons Co.	159,272	2,146,987
Republic Services, Inc.	227,000	5,173,330
Rollins, Inc.	31,849	532,197
Schawk, Inc. Class A	4,896	34,272
Standard Parking Corp. (a)	3,000	44,790
Standard Register Co.	7,404	24,655
Steelcase, Inc. Class A	73,329	354,179
Stericycle, Inc. (a)(d)	58,500	2,923,830
Superior Uniform Group, Inc.	1,000	7,250
Sykes Enterprises, Inc. (a)	34,180	557,134
Team, Inc. (a)	16,100	227,815
Tetra Tech, Inc. (a)(d)	38,472	987,576
The Brink's Co.	31,000	824,290
The Geo Group, Inc. (a)(d)	45,990	751,477
TRC Companies, Inc. (a)	5,282	21,075
United Stationers, Inc. (a)	13,932	498,905
Viad Corp.	16,478	242,062
Virco Manufacturing Co.	3,120	10,296
Waste Connections, Inc. (a)	55,000	1,397,000
Waste Management, Inc.	355,000	9,794,450
		51,143,639
Construction & Engineering - 0.4%
AECOM Technology Corp. (a)	51,527	1,644,227
Dycom Industries, Inc. (a)	23,493	274,633
EMCOR Group, Inc. (a)	53,393	1,199,741
Fluor Corp.	127,565	5,993,004
Furmanite Corp. (a)	20,546	82,595
Granite Construction, Inc. (d)	26,266	960,022
Great Lakes Dredge & Dock Corp.	45,451	236,800
Insituform Technologies, Inc. Class A (a)(d)	21,456	313,043
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Integrated Electrical Services, Inc. (a)	13,972	$ 137,764
Jacobs Engineering Group, Inc. (a)(d)	88,000	3,775,200
KBR, Inc.	123,453	2,274,004
Layne Christensen Co. (a)	17,863	381,911
MasTec, Inc. (a)	36,581	473,724
Michael Baker Corp. (a)	5,000	210,150
MYR Group, Inc. (a)	10,000	191,000
Northwest Pipe Co. (a)	12,239	477,076
Orion Marine Group, Inc. (a)	14,001	295,141
Perini Corp. (a)	26,344	544,004
Pike Electric Corp. (a)	13,966	152,788
Quanta Services, Inc. (a)	140,715	3,209,709
Shaw Group, Inc. (a)	57,182	1,555,350
Sterling Construction Co., Inc. (a)	10,000	171,000
URS Corp. (a)	56,235	2,703,779
		27,256,665
Electrical Equipment - 0.7%
A.O. Smith Corp.	21,401	641,816
Active Power, Inc. (a)	10,509	5,149
Acuity Brands, Inc. (d)	26,000	706,680
Allied Motion Technologies, Inc. (a)	4,896	8,911
American Superconductor Corp. (a)(d)	45,910	1,279,971
AMETEK, Inc.	75,500	2,374,475
AZZ, Inc. (a)(d)	14,324	497,759
Baldor Electric Co.	31,504	730,578
Beacon Power Corp. (a)	362	279
Belden, Inc.	34,000	622,880
Brady Corp. Class A	38,539	954,996
Broadwind Energy, Inc. (a)(d)	22,000	197,560
C&D Technologies, Inc. (a)(d)	5,300	9,487
Capstone Turbine Corp. (a)(d)	191,870	122,797
Chase Corp.	1,000	11,700
Coleman Cable, Inc. (a)	900	2,709
Cooper Industries Ltd. Class A	124,000	4,069,680
Emerson Electric Co.	547,000	17,553,230
Encore Wire Corp. (d)	24,064	510,879
Energy Conversion Devices, Inc. (a)(d)	31,072	534,749
Energy Focus, Inc. (a)	3,941	2,562
EnerSys (a)(d)	56,442	914,360
Espey Manufacturing & Electronics Corp.	1,488	24,567
Evergreen Solar, Inc. (a)	178,250	331,545
First Solar, Inc. (a)	32,592	6,192,480
Franklin Electric Co., Inc.	16,711	397,388
FuelCell Energy, Inc. (a)(d)	59,982	202,739
General Cable Corp. (a)	36,000	1,376,640
GrafTech International Ltd. (a)	90,000	915,300
GT Solar International, Inc.	21,000	134,820
Hubbell, Inc. Class B	38,000	1,261,980
II-VI, Inc. (a)	14,172	340,128
LSI Industries, Inc.	12,688	61,791
MagneTek, Inc. (a)	3,582	4,657

	Shares	Value
Medis Technologies Ltd. (a)(d)	4,420	$ 1,193
Microvision, Inc. (a)	3,976	8,469
Nexxus Lighting, Inc. (a)	2,100	14,133
Nortech Systems, Inc. (a)	1,634	4,722
Plug Power, Inc. (a)(d)	25,662	23,866
Polypore International, Inc. (a)	9,236	91,806
Powell Industries, Inc. (a)	3,702	145,452
Power-One, Inc. (a)	23,022	32,461
PowerSecure International, Inc. (a)	3,463	15,791
Regal-Beloit Corp. (d)	23,000	908,730
Rockwell Automation, Inc.	90,662	2,782,417
Roper Industries, Inc.	62,939	2,705,118
Satcon Technology Corp. (a)(d)	1,200	2,844
SL Industries, Inc. (a)	2,508	21,067
Sunpower Corp. Class A (a)(d)	68,252	1,988,863
Tech/Ops Sevcon, Inc.	2,508	5,768
Thomas & Betts Corp. (a)(d)	39,000	1,196,520
Ultralife Corp. (a)(d)	15,600	108,264
UQM Technologies, Inc. (a)	3,800	7,980
Valence Technology, Inc. (a)(d)	12,072	21,247
Valpey Fisher Corp.	2,100	2,877
Vicor Corp.	5,067	27,564
Woodward Governor Co.	41,500	851,995
		53,966,389
Industrial Conglomerates - 1.9%
3M Co.	463,364	26,458,084
Carlisle Companies, Inc.	41,111	940,209
General Electric Co.	7,641,405	103,006,139
McDermott International, Inc. (a)	167,927	3,689,356
Otter Tail Corp.	37,712	715,397
Raven Industries, Inc. (d)	17,449	479,150
Seaboard Corp.	119	127,806
Standex International Corp.	12,568	127,942
Textron, Inc.	181,125	2,082,938
Tredegar Corp.	28,430	398,589
United Capital Corp. (a)	2,262	49,153
		138,074,763
Machinery - 1.7%
3D Systems Corp. (a)	2,508	17,305
Actuant Corp. Class A (d)	38,259	469,821
AGCO Corp. (a)	65,563	1,892,148
Alamo Group, Inc.	8,200	94,464
Albany International Corp. Class A	18,400	245,640
Altra Holdings, Inc. (a)	22,128	146,045
American Railcar Industries, Inc.	10,474	84,420
Ampco-Pittsburgh Corp.	6,549	170,012
Astec Industries, Inc. (a)(d)	13,584	415,942
Badger Meter, Inc.	23,687	962,166
Barnes Group, Inc.	30,587	466,758
Blount International, Inc. (a)	31,035	260,384
Briggs & Stratton Corp.	49,425	751,260
Bucyrus International, Inc. Class A (d)	51,952	1,489,983
Cascade Corp.	6,465	186,645
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Caterpillar, Inc. (d)	429,994	$ 15,247,587
Chart Industries, Inc. (a)	19,020	403,795
CIRCOR International, Inc.	14,659	357,680
CLARCOR, Inc.	35,512	1,017,774
Colfax Corp.	10,800	87,912
Columbus McKinnon Corp. (NY Shares) (a)	8,038	111,648
Commercial Vehicle Group, Inc. (a)	19,815	24,967
Crane Co.	36,024	849,446
Cummins, Inc. (d)	132,000	4,280,760
Danaher Corp. (d)	178,331	10,762,276
Deere & Co.	302,000	13,127,940
Donaldson Co., Inc.	48,515	1,634,470
Dover Corp.	128,007	4,024,540
Dynamic Materials Corp.	10,162	182,306
Eaton Corp. (d)	115,730	5,034,255
EnPro Industries, Inc. (a)	29,592	521,115
ESCO Technologies, Inc. (a)(d)	17,800	723,036
Federal Signal Corp.	42,097	361,192
Flanders Corp. (a)	9,957	53,768
Flow International Corp. (a)	28,106	60,709
Flowserve Corp. (d)	41,000	3,016,370
Force Protection, Inc. (a)	66,175	571,090
FreightCar America, Inc.	19,278	322,521
Gardner Denver, Inc. (a)	31,535	893,702
Gorman-Rupp Co. (d)	10,248	215,208
Graco, Inc.	47,766	1,064,704
Greenbrier Companies, Inc.	4,470	33,614
Hardinge, Inc.	11,551	53,712
Harsco Corp.	62,697	1,821,975
Hirsch International Corp. Class A (a)	900	180
Hurco Companies, Inc. (a)(d)	3,204	46,009
IDEX Corp.	60,393	1,410,177
Illinois Tool Works, Inc. (d)	324,472	10,477,201
Ingersoll-Rand Co. Ltd. Class A	225,374	4,559,316
John Bean Technologies Corp.	15,759	237,015
Joy Global, Inc.	72,500	2,499,075
K-Tron International, Inc. (a)	2,000	172,380
Kadant, Inc. (a)	14,460	201,862
Kaydon Corp.	19,607	674,481
Kennametal, Inc.	45,728	863,345
L.B. Foster Co. Class A (a)	12,372	360,768
Lincoln Electric Holdings, Inc. (d)	30,000	1,224,000
Lindsay Corp. (d)	11,966	381,237
Manitowoc Co., Inc.	105,350	686,882
Middleby Corp. (a)(d)	19,442	873,140
Miller Industries, Inc. (a)	360	2,761
Mueller Industries, Inc.	22,488	494,061
Mueller Water Products, Inc. Class A	101,652	366,964
NACCO Industries, Inc. Class A	2,834	99,303
Navistar International Corp. (a)	46,997	1,870,951

	Shares	Value
NN, Inc.	14,100	$ 21,714
Nordson Corp.	19,922	765,005
Omega Flex, Inc.	300	4,164
Oshkosh Co.	59,557	706,942
PACCAR, Inc.	244,726	7,305,071
Pall Corp.	82,893	2,128,692
Parker Hannifin Corp.	115,800	4,893,708
Pentair, Inc.	69,747	1,745,767
RBC Bearings, Inc. (a)	25,395	468,538
Robbins & Myers, Inc.	31,812	608,882
Sauer-Danfoss, Inc.	8,867	45,576
SPX Corp.	35,454	1,627,693
Sun Hydraulics Corp.	15,000	238,500
Tecumseh Products Co. Class A (non-vtg.) (a)	21,767	175,877
Tennant Co.	16,284	297,509
Terex Corp. (a)	77,914	1,045,606
Timken Co.	52,000	879,320
Titan International, Inc.	19,673	177,844
Toro Co. (d)	28,710	884,268
Trinity Industries, Inc. (d)	46,212	704,271
Twin Disc, Inc.	8,348	60,440
Valmont Industries, Inc. (d)	13,685	938,928
Wabash National Corp.	10,432	13,040
Wabtec Corp.	36,463	1,301,000
Watts Water Technologies, Inc. Class A	14,756	302,646
		129,355,174
Marine - 0.0%
Alexander & Baldwin, Inc.	27,063	669,809
American Commercial Lines, Inc. (a)(d)	12,962	229,298
Eagle Bulk Shipping, Inc. (d)	38,563	300,020
Excel Maritime Carriers Ltd. (d)	46,988	502,772
Genco Shipping & Trading Ltd. (d)	31,967	835,937
Horizon Lines, Inc. Class A	12,977	69,038
International Shipholding Corp.	4,000	88,560
Kirby Corp. (a)(d)	39,326	1,322,140
OceanFreight, Inc. (d)	15,914	26,895
TBS International Ltd. Class A (a)(d)	21,840	213,377
		4,257,846
Professional Services - 0.3%
Administaff, Inc.	13,010	279,715
Advisory Board Co. (a)	12,585	291,972
Barrett Business Services, Inc.	2,508	25,632
CBIZ, Inc. (a)	43,495	314,469
CDI Corp.	7,155	80,351
Comsys IT Partners, Inc. (a)	36	182
Corporate Executive Board Co.	28,235	491,007
CoStar Group, Inc. (a)(d)	12,805	456,498
CRA International, Inc. (a)	9,397	247,611
Diamond Management & Technology Consultants, Inc.	6,807	25,526
Duff & Phelps Corp. Class A (a)	6,000	89,160
Dun & Bradstreet Corp.	39,000	3,189,810
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Equifax, Inc.	91,067	$ 2,478,844
Exponent, Inc. (a)	10,000	262,700
First Advantage Corp. Class A (a)	10,000	134,800
FTI Consulting, Inc. (a)(d)	34,500	1,732,590
GP Strategies Corp. (a)	1,600	8,784
Heidrick & Struggles International, Inc. (d)	25,893	475,137
Hudson Highland Group, Inc. (a)	6,919	13,561
Huron Consulting Group, Inc. (a)	19,198	879,844
ICF International, Inc. (a)(d)	6,000	159,600
IHS, Inc. Class A (a)	33,269	1,596,912
Kelly Services, Inc. Class A (non-vtg.)	22,445	239,264
Kforce, Inc. (a)	30,240	281,534
Korn/Ferry International (a)	27,902	309,433
LECG Corp. (a)	11,382	33,235
Manpower, Inc.	55,699	2,367,764
Monster Worldwide, Inc. (a)(d)	81,702	954,279
MPS Group, Inc. (a)	54,337	412,418
Navigant Consulting, Inc. (a)(d)	31,134	370,806
On Assignment, Inc. (a)	30,613	109,288
RCM Technologies, Inc. (a)	1,400	2,324
Resources Connection, Inc. (a)	37,123	687,889
Robert Half International, Inc.	106,000	2,267,340
School Specialty, Inc. (a)(d)	11,351	215,896
Spherion Corp. (a)	36,388	125,175
Spherix, Inc. (a)	2,713	3,256
TrueBlue, Inc. (a)	31,970	272,704
Volt Information Sciences, Inc. (a)	2,508	16,703
Watson Wyatt Worldwide, Inc. Class A (d)	31,000	1,176,140
		23,080,153
Road & Rail - 0.9%
AMERCO (a)(d)	5,493	202,417
Arkansas Best Corp. (d)	14,333	402,901
Avis Budget Group, Inc. (a)	77,814	373,507
Burlington Northern Santa Fe Corp.	199,000	14,415,560
Celadon Group, Inc. (a)	4,374	33,199
Con-way, Inc. (d)	37,475	1,202,948
Covenant Transport Group, Inc. Class A (a)	2,866	8,856
CSX Corp.	286,000	9,083,360
Dollar Thrifty Automotive Group, Inc. (a)(d)	11,579	99,811
Genesee & Wyoming, Inc. Class A (a)	22,228	642,834
Heartland Express, Inc. (d)	37,647	591,058
Hertz Global Holdings, Inc. (a)	129,832	889,349
J.B. Hunt Transport Services, Inc.	74,000	2,274,020
Kansas City Southern (a)(d)	61,540	1,014,795
Knight Transportation, Inc.	37,691	668,638
Landstar System, Inc.	37,300	1,417,400
Marten Transport Ltd. (a)	18,707	399,020

	Shares	Value
Norfolk Southern Corp. (d)	264,000	$ 9,820,800
Old Dominion Freight Lines, Inc. (a)(d)	16,944	499,001
Quality Distribution, Inc. (a)	633	1,234
Ryder System, Inc.	36,299	1,022,906
Saia, Inc. (a)	13,559	186,436
Union Pacific Corp.	362,000	17,835,740
Werner Enterprises, Inc. (d)	38,825	698,462
YRC Worldwide, Inc. (a)	73,723	190,205
		63,974,457
Trading Companies & Distributors - 0.2%
Aceto Corp.	15,986	97,355
Aircastle Ltd.	24,900	166,581
Applied Industrial Technologies, Inc.	27,153	563,968
Beacon Roofing Supply, Inc. (a)	32,220	467,190
BlueLinx Corp. (a)	10,747	34,068
Fastenal Co. (d)	96,586	3,208,587
GATX Corp.	33,347	839,677
H&E Equipment Services, Inc. (a)	6,730	44,418
Houston Wire & Cable Co.	12,212	145,811
Interline Brands, Inc. (a)	23,660	315,861
Kaman Corp.	15,960	252,966
Lawson Products, Inc.	2,164	24,237
MSC Industrial Direct Co., Inc. Class A (d)	29,000	1,055,020
RSC Holdings, Inc. (a)(d)	36,805	221,566
Rush Enterprises, Inc. Class A (a)	27,360	319,291
TAL International Group, Inc.	19,431	192,950
Titan Machinery, Inc. (a)	13,614	170,992
United Rentals, Inc. (a)	30,398	144,391
W.W. Grainger, Inc. (d)	45,569	3,592,204
Watsco, Inc. (d)	15,220	749,281
WESCO International, Inc. (a)	28,000	748,440
Willis Lease Finance Corp. (a)	1,200	16,236
		13,371,090
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	25,624	87,890
Quixote Corp. (d)	700	2,023
		89,913
TOTAL INDUSTRIALS		744,168,388
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 2.7%
3Com Corp. (a)	336,728	1,454,665
Acme Packet, Inc. (a)	28,974	224,549
ADC Telecommunications, Inc. (a)(d)	85,518	602,047
Adtran, Inc.	45,000	935,100
Airvana, Inc. (a)	10,000	58,800
Alliance Fiber Optic Products, Inc. (a)	2,400	2,400
AltiGen Communications, Inc. (a)	3,200	2,016
Anaren, Inc. (a)	13,791	221,759
Arris Group, Inc. (a)(d)	85,448	1,035,630
Aruba Networks, Inc. (a)	55,800	363,258
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Avocent Corp. (a)	37,291	$ 522,074
Bel Fuse, Inc. Class B (non-vtg.)	8,180	110,430
BigBand Networks, Inc. (a)	52,482	273,956
Black Box Corp.	20,932	689,081
Blonder Tongue Laboratories, Inc. (a)	3,900	6,045
Blue Coat Systems, Inc. (a)	24,773	351,033
Brocade Communications Systems, Inc. (a)(d)	289,563	2,125,392
Ciena Corp. (a)(d)	88,447	972,917
Cisco Systems, Inc. (a)	4,273,783	79,064,986
Comarco, Inc. (a)	450	855
CommScope, Inc. (a)	50,340	1,320,922
Communications Systems, Inc.	2,718	26,609
Comtech Telecommunications Corp. (a)(d)	18,477	538,420
Corning, Inc.	1,135,798	16,696,231
DG FastChannel, Inc. (a)(d)	22,521	445,691
Digi International, Inc. (a)	15,248	132,048
Ditech Networks, Inc. (a)	8,447	9,038
EchoStar Holding Corp. Class A (a)(d)	40,085	642,563
EMS Technologies, Inc. (a)	24,115	471,448
Emulex Corp. (a)(d)	68,229	749,837
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	81,024	133,690
F5 Networks, Inc. (a)(d)	56,869	1,806,159
Finisar Corp. (a)	154,118	100,177
Globecomm Systems, Inc. (a)	13,582	87,876
Harmonic, Inc. (a)	57,982	335,136
Harris Corp.	95,000	2,952,600
Harris Stratex Networks, Inc. Class A (a)(d)	42,479	202,625
Hughes Communications, Inc. (a)(d)	3,000	65,760
Infinera Corp. (a)(d)	69,196	592,318
InterDigital, Inc. (a)(d)	34,017	871,516
Ixia (a)	18,466	112,643
JDS Uniphase Corp. (a)(d)	212,652	1,146,194
Juniper Networks, Inc. (a)(d)	374,187	9,253,645
KVH Industries, Inc. (a)	1,838	13,381
Lantronix, Inc. (a)	500	225
Lantronix, Inc. warrants 2/9/11 (a)(f)	7	0
Loral Space & Communications Ltd. (a)	7,589	234,045
Motorola, Inc. (d)	1,542,487	9,347,471
MRV Communications, Inc. (a)	107,785	59,282
NETGEAR, Inc. (a)	56,887	798,125
Network Engines, Inc. (a)	2,300	1,840
Network Equipment Technologies, Inc. (a)	17,660	67,108
NumereX Corp. Class A (a)	3,105	13,973
Occam Networks, Inc. (a)	85	217
Oclaro, Inc. (a)	71,776	44,501
Oplink Communications, Inc. (a)	17,767	204,321
Opnext, Inc. (a)	11,814	29,417
Optelecom Nkf, Inc. (a)	529	1,931

	Shares	Value
Optical Cable Corp. (a)	656	$ 1,712
ORBCOMM, Inc. (a)(d)	23,301	35,884
Palm, Inc. (a)	75,758	924,248
Parkervision, Inc. (a)(d)	17,441	56,858
PC-Tel, Inc.	2,627	14,606
Performance Technologies, Inc. (a)	3,463	10,735
Plantronics, Inc.	29,154	520,107
Polycom, Inc. (a)	61,510	1,064,738
Powerwave Technologies, Inc. (a)	103,954	140,338
QUALCOMM, Inc.	1,192,039	51,960,980
Riverbed Technology, Inc. (a)(d)	43,842	880,786
SCM Microsystems, Inc. (a)	600	1,512
SeaChange International, Inc. (a)	20,553	152,092
Sonus Networks, Inc. (a)	232,659	523,483
Starent Networks Corp. (a)(d)	28,603	604,381
Sycamore Networks, Inc. (a)	161,765	485,295
Symmetricom, Inc. (a)	25,258	129,826
Tekelec (a)	39,611	646,848
Tellabs, Inc. (a)(d)	242,872	1,347,940
Telular Corp. (a)	2,100	4,389
Tollgrade Communications, Inc. (a)	2,548	14,320
UTStarcom, Inc. (a)	75,765	156,834
Veramark Technologies, Inc. (a)	2,300	920
ViaSat, Inc. (a)	15,135	379,586
Westell Technologies, Inc. Class A (a)	4,212	2,013
		198,586,407
Computers & Peripherals - 4.3%
3PAR, Inc. (a)	20,000	173,800
ActivIdentity Corp. (a)	55,312	128,324
Adaptec, Inc. (a)	86,311	234,766
Apple, Inc. (a)	643,530	87,397,809
Astro-Med, Inc.	5,359	33,440
Avid Technology, Inc. (a)	17,853	254,227
Compellent Technologies, Inc. (a)	11,000	128,370
Concurrent Computer Corp. (a)	1,148	5,487
Cray, Inc. (a)	27,805	119,840
Data Domain, Inc. (a)	34,795	886,229
Datalink Corp. (a)	2,627	10,955
Dataram Corp. (a)	3,881	5,433
Dell, Inc. (a)	1,240,916	14,369,807
Diebold, Inc.	44,317	1,095,516
Dot Hill Systems Corp. (a)	5,816	4,071
Electronics for Imaging, Inc. (a)	64,810	659,118
EMC Corp. (a)	1,459,094	17,144,355
En Pointe Technologies, Inc. (a)	1,400	3,220
Hauppauge Digital, Inc. (a)	500	560
Hewlett-Packard Co.	1,738,663	59,723,074
Hutchinson Technology, Inc. (a)(d)	11,789	24,875
Hypercom Corp. (a)	9,287	12,537
iGO, Inc. (a)	6,906	4,696
Imation Corp.	17,514	169,185
Immersion Corp. (a)(d)	36,085	160,578
Intermec, Inc. (a)	33,285	382,112
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
International Business Machines Corp.	982,886	$ 104,461,124
Interphase Corp. (a)	2,276	12,700
Intevac, Inc. (a)	15,683	117,936
LaserCard Corp. (a)	2,369	8,434
Lexmark International, Inc. Class A (a)(d)	57,487	939,338
MidgardXXI, Inc. (a)	10	0
NCR Corp. (a)	102,146	1,097,048
NetApp, Inc. (a)(d)	234,285	4,568,558
Novatel Wireless, Inc. (a)	32,010	373,877
Overland Storage, Inc. (a)	2,079	1,289
Presstek, Inc. (a)	8,481	14,672
QLogic Corp. (a)	95,448	1,302,865
Quantum Corp. (a)	145,293	167,087
Rimage Corp. (a)	7,000	106,610
SanDisk Corp. (a)	155,072	2,428,428
Scan-Optics, Inc. (a)	300	0
Seagate Technology	392,090	3,415,104
Silicon Graphics International Corp. (a)	10,523	53,352
STEC, Inc. (a)(d)	30,010	491,864
Stratasys, Inc. (a)(d)	11,359	118,815
Sun Microsystems, Inc. (a)	526,893	4,742,037
Super Micro Computer, Inc. (a)	15,000	100,500
Synaptics, Inc. (a)(d)	22,711	797,610
Teradata Corp. (a)	125,000	2,700,000
Video Display Corp. (a)	3,439	11,521
ViewCast.com, Inc. (a)	13,700	4,795
Western Digital Corp. (a)	167,368	4,159,095
		315,327,043
Electronic Equipment & Components - 0.6%
Acacia Research Corp. - Acacia Technologies (a)	35,320	195,320
Advanced Photonix, Inc. Class A (a)	5,286	3,594
Agilent Technologies, Inc. (a)(d)	245,451	4,474,572
Agilysys, Inc.	29,574	191,048
American Technology Corp. (a)(d)	900	1,863
Amphenol Corp. Class A	123,000	4,106,970
Anixter International, Inc. (a)(d)	21,000	861,420
Arrow Electronics, Inc. (a)	80,391	1,944,658
Avnet, Inc. (a)	100,088	2,303,025
AVX Corp.	28,540	264,851
Axcess, Inc. (a)	1,600	640
Benchmark Electronics, Inc. (a)	61,344	748,397
Brightpoint, Inc. (a)	34,802	206,028
CalAmp Corp. (a)	3,621	3,802
Checkpoint Systems, Inc. (a)	28,100	394,524
Clearfield, Inc. (a)	2,800	3,584
Cogent, Inc. (a)	35,833	360,122
Cognex Corp.	28,237	369,622
Coherent, Inc. (a)	16,000	312,320

	Shares	Value
CTS Corp.	21,333	$ 123,091
Daktronics, Inc.	37,452	320,964
Dolby Laboratories, Inc. Class A (a)(d)	35,000	1,262,100
DTS, Inc. (a)	18,993	502,745
Echelon Corp. (a)(d)	24,222	177,547
Electro Rent Corp.	2,627	25,351
Electro Scientific Industries, Inc. (a)	25,174	225,559
Entorian Technologies, Inc. (a)	558	170
FARO Technologies, Inc. (a)(d)	12,000	185,160
FLIR Systems, Inc. (a)	100,276	2,252,199
Frequency Electronics, Inc. (a)	500	2,165
Gerber Scientific, Inc. (a)	4,538	14,658
Giga-Tronics, Inc. (a)	3,000	4,830
GTSI Corp. (a)	2,376	12,355
IEC Electronics Corp. (a)	100	305
Ingram Micro, Inc. Class A (a)	100,872	1,666,405
Insight Enterprises, Inc. (a)	30,442	229,837
IPG Photonics Corp. (a)(d)	11,815	121,813
Iteris, Inc. (a)	1,200	1,716
Itron, Inc. (a)(d)	25,099	1,464,276
Jabil Circuit, Inc.	143,547	1,123,973
Jaco Electronics, Inc. (a)	1,950	1,560
Keithley Instruments, Inc.	11,433	49,162
L-1 Identity Solutions, Inc. (a)(d)	45,000	390,150
LeCroy Corp. (a)	2,030	8,262
LightPath Technologies, Inc. Class A (a)	437	245
Littelfuse, Inc. (a)	19,009	333,418
LoJack Corp. (a)	24,509	81,370
Mace Security International, Inc. (a)	1,100	1,265
Maxwell Technologies, Inc. (a)(d)	16,314	185,327
Measurement Specialties, Inc. (a)	9,947	54,709
Mercury Computer Systems, Inc. (a)	16,844	127,004
Merix Corp. (a)	1,450	725
Merrimac Industries, Inc. (a)	500	5,500
Mesa Laboratories, Inc.	2,540	50,800
Methode Electronics, Inc. Class A	32,238	188,270
Micronetics, Inc. (a)	1,137	3,127
MOCON, Inc.	2,570	23,516
Molex, Inc.	90,000	1,375,200
MTS Systems Corp.	10,980	243,536
Multi-Fineline Electronix, Inc. (a)(d)	2,695	51,609
National Instruments Corp.	42,603	903,610
Newport Corp. (a)	27,067	158,071
NU Horizons Electronics Corp. (a)	4,122	15,334
OSI Systems, Inc. (a)	12,633	232,447
Park Electrochemical Corp.	11,387	219,655
PC Connection, Inc. (a)	2,687	14,375
PC Mall, Inc. (a)	500	4,055
Planar Systems, Inc. (a)	2,649	3,417
Plexus Corp. (a)	30,922	564,636
RadiSys Corp. (a)(d)	4,060	35,160
Research Frontiers, Inc. (a)(d)	2,000	6,200
Richardson Electronics Ltd.	2,923	11,517
Rofin-Sinar Technologies, Inc. (a)(d)	19,978	450,504
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Rogers Corp. (a)	21,541	$ 367,489
Sanmina-SCI Corp. (a)	238,408	171,654
ScanSource, Inc. (a)(d)	22,961	568,055
SMART Modular Technologies (WWH), Inc. (a)	9,803	27,252
Spectrum Control, Inc. (a)	1,791	14,722
SYNNEX Corp. (a)(d)	17,416	450,726
Tech Data Corp. (a)(d)	35,292	1,130,050
Technitrol, Inc.	21,812	76,560
Trimble Navigation Ltd. (a)	84,063	1,612,328
TTM Technologies, Inc. (a)	52,954	471,291
Tyco Electronics Ltd.	325,000	5,645,250
Universal Display Corp. (a)(d)	21,705	190,787
Vishay Intertechnology, Inc. (a)	175,993	973,241
X-Rite, Inc. (a)(d)	29,750	53,848
Zygo Corp. (a)	11,433	57,737
		44,068,305
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)(d)	118,490	2,637,587
Art Technology Group, Inc. (a)	66,310	238,716
Autobytel, Inc. (a)	6,680	3,006
Bankrate, Inc. (a)(d)	13,442	404,739
Chordiant Software, Inc. (a)	6,787	27,284
Communication Intelligence Corp. (a)	3,800	399
comScore, Inc. (a)(d)	7,000	78,050
Constant Contact, Inc. (a)	12,372	217,623
DealerTrack Holdings, Inc. (a)	56,207	806,570
Digital River, Inc. (a)(d)	26,281	1,002,095
DivX, Inc. (a)(d)	15,267	80,915
EarthLink, Inc. (a)	92,443	724,753
EasyLink Services International Corp. (a)	600	1,146
eBay, Inc. (a)(d)	807,065	14,220,485
Equinix, Inc. (a)(d)	23,000	1,711,200
Google, Inc. Class A (sub. vtg.) (a)	166,733	69,566,010
GSI Commerce, Inc. (a)	6,423	82,600
IAC/InterActiveCorp (a)	57,159	923,689
iMergent, Inc.	7,660	65,110
InfoSpace, Inc. (a)	22,445	157,115
Innodata Isogen, Inc. (a)	10,986	48,778
Internap Network Services Corp. (a)(d)	31,452	88,380
Internet America, Inc. (a)	4,200	840
Internet Capital Group, Inc. (a)	38,165	222,120
iPass, Inc. (a)	26,101	41,762
j2 Global Communications, Inc. (a)	31,250	696,875
Jupiter Media Metrix, Inc. (a)	4,711	0
Keynote Systems, Inc. (a)	20,911	151,814
Liquidity Services, Inc. (a)	10,000	97,900
LoopNet, Inc. (a)	31,319	254,623
Marchex, Inc. Class B	33,368	111,115
MIVA, Inc. (a)	3,079	527
ModusLink Global Solutions, Inc. (a)	27,194	115,575

	Shares	Value
Move, Inc. (a)	91,866	$ 192,919
NIC, Inc.	15,017	90,553
Omniture, Inc. (a)(d)	58,093	686,659
On2.Com, Inc. (a)	22,666	9,520
Onstream Media Corp. (a)	206	52
Openwave Systems, Inc. (a)	28,230	49,685
Perficient, Inc. (a)	16,992	108,069
Rackspace Hosting, Inc.	64,626	754,185
RealNetworks, Inc. (a)	49,719	127,281
S1 Corp. (a)	50,691	343,685
Saba Software, Inc. (a)	3,088	11,024
SAVVIS, Inc. (d)	49,706	585,040
Selectica, Inc. (a)	12,868	4,632
SonicWALL, Inc. (a)	60,735	310,356
Supportsoft, Inc. (a)	12,011	26,664
Switch & Data Facilities Co., Inc. (a)	16,274	214,003
Terremark Worldwide, Inc. (a)(d)	7,893	39,702
The Knot, Inc. (a)	15,066	123,240
TheStreet.com, Inc.	4,299	8,383
United Online, Inc.	83,735	535,904
ValueClick, Inc. (a)	64,977	717,996
VeriSign, Inc. (a)(d)	138,500	3,242,285
Vignette Corp. (a)	23,657	306,122
VistaPrint Ltd. (a)(d)	31,258	1,196,869
Vocus, Inc. (a)	27,197	519,735
Web.com, Inc. (a)	15,761	75,338
WebMD Health Corp. Class A (a)(d)	8,782	238,519
WebMediaBrands, Inc. (a)	1,200	540
Websense, Inc. (a)	36,344	659,644
Yahoo!, Inc. (a)	936,681	14,837,027
Zix Corp. (a)(d)	10,905	18,102
		120,813,134
IT Services - 1.7%
Accenture Ltd. Class A	436,551	13,065,971
Acxiom Corp.	35,587	380,425
Affiliated Computer Services, Inc. Class A (a)	65,000	2,921,100
Alliance Data Systems Corp. (a)(d)	44,989	1,822,055
Automatic Data Processing, Inc.	369,000	14,025,690
Broadridge Financial Solutions, Inc.	105,000	1,738,800
CACI International, Inc. Class A (a)(d)	21,000	805,770
Ciber, Inc. (a)	37,145	119,235
Cognizant Technology Solutions Corp. Class A (a)	204,089	5,141,002
Computer Sciences Corp. (a)	107,500	4,564,450
Convergys Corp. (a)	93,827	867,900
CSG Systems International, Inc. (a)	20,682	284,791
CSP, Inc. (a)	4,299	13,628
CyberSource Corp. (a)(d)	60,885	791,505
DST Systems, Inc. (a)	27,403	1,049,535
Edgewater Technology, Inc. (a)	3,344	9,530
eLoyalty Corp. (a)	5,011	35,227
ePresence, Inc. (a)	600	0
Euronet Worldwide, Inc. (a)	42,896	684,620
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc. (d)	135,605	$ 2,611,752
Fiserv, Inc. (a)(d)	113,000	4,786,680
Forrester Research, Inc. (a)	9,538	220,995
Gartner, Inc. Class A (a)(d)	46,439	712,839
Genpact Ltd. (a)	45,700	478,022
Gevity HR, Inc.	6,603	26,346
Global Cash Access Holdings, Inc. (a)(d)	20,102	140,312
Global Payments, Inc.	59,000	2,121,640
Hackett Group, Inc. (a)	2,704	6,354
Heartland Payment Systems, Inc.	35,890	274,559
Hewitt Associates, Inc. Class A (a)	62,000	1,798,000
iGate Corp.	5,233	27,944
infoGROUP, Inc. (a)	18,601	104,166
Integral Systems, Inc. (a)	21,096	160,330
Lender Processing Services, Inc.	73,000	2,120,650
Lionbridge Technologies, Inc. (a)	21,896	36,128
ManTech International Corp. Class A (a)(d)	16,496	632,622
Mastech Holdings, Inc. (a)	348	1,218
MasterCard, Inc. Class A (d)	61,485	10,841,650
Maximus, Inc.	18,351	732,205
Metavante Technologies, Inc. (a)	64,000	1,641,600
MoneyGram International, Inc. (a)	39,244	64,753
NCI, Inc. Class A (a)(d)	7,500	188,700
NeuStar, Inc. Class A (a)(d)	56,000	1,122,800
Online Resources Corp. (a)	30,570	159,270
Paychex, Inc. (d)	234,000	6,404,580
Perot Systems Corp. Class A (a)	55,000	751,300
PFSweb, Inc. (a)	2,111	3,019
RightNow Technologies, Inc. (a)	14,127	124,176
Safeguard Scientifics, Inc. (a)	143,814	151,005
SAIC, Inc. (a)(d)	144,800	2,529,656
Sapient Corp. (a)	57,686	306,313
SRA International, Inc. Class A (a)	32,151	570,359
StarTek, Inc. (a)	2,269	12,321
Storage Engine, Inc. (a)	434	0
Syntel, Inc.	15,040	432,099
Teletech Holdings, Inc. (a)	22,443	258,768
The Management Network Group, Inc. (a)	1,200	336
The Western Union Co.	522,000	9,202,860
TNS, Inc. (a)	28,980	546,273
Total System Services, Inc. (d)	141,339	1,929,277
TSR, Inc.	100	175
Unisys Corp. (a)	238,680	331,765
VeriFone Holdings, Inc. (a)(d)	60,045	458,143
Visa, Inc. (d)	309,349	20,946,021
Wilhelmina International, Inc. (a)	1,200	198
Wright Express Corp. (a)	24,382	606,380
		124,897,793

	Shares	Value
Office Electronics - 0.1%
Xerox Corp.	649,454	$ 4,416,287
Zebra Technologies Corp. Class A (a)(d)	45,996	1,004,093
		5,420,380
Semiconductors & Semiconductor Equipment - 2.5%
Actel Corp. (a)	19,572	220,772
Advanced Analogic Technologies, Inc. (a)	28,971	137,033
Advanced Energy Industries, Inc. (a)	22,632	213,872
Advanced Micro Devices, Inc. (a)(d)	395,190	1,794,163
AEHR Test Systems (a)	3,637	3,382
Aetrium, Inc. (a)	2,400	3,504
Altera Corp. (d)	200,000	3,404,000
Amkor Technology, Inc. (a)	92,060	417,952
Amtech Systems, Inc. (a)	4,180	19,019
ANADIGICS, Inc. (a)(d)	46,131	180,834
Analog Devices, Inc.	199,979	4,881,487
Applied Materials, Inc.	959,558	10,804,623
Applied Micro Circuits Corp. (a)	44,590	348,694
Atheros Communications, Inc. (a)(d)	40,105	672,160
Atmel Corp. (a)	282,925	1,089,261
ATMI, Inc. (a)	27,202	441,488
Axcelis Technologies, Inc. (a)	87,927	37,809
AXT, Inc. (a)	6,090	7,125
Broadcom Corp. Class A (a)	298,359	7,602,187
Brooks Automation, Inc. (a)	54,086	211,476
Cabot Microelectronics Corp. (a)(d)	28,192	787,966
California Micro Devices Corp. (a)	1,400	3,402
Cavium Networks, Inc. (a)	42,346	611,476
Ceva, Inc. (a)	3,705	28,195
Cirrus Logic, Inc. (a)	72,913	283,632
Cohu, Inc.	16,269	150,488
Conexant Systems, Inc. (a)	15,804	18,333
Cree, Inc. (a)(d)	55,499	1,688,835
Cymer, Inc. (a)(d)	29,899	829,996
Cypress Semiconductor Corp. (a)(d)	92,993	799,740
Diodes, Inc. (a)	58,821	904,079
DSP Group, Inc. (a)	29,152	211,352
EMCORE Corp. (a)(d)	46,234	60,567
Entegris, Inc. (a)	120,306	346,481
Exar Corp. (a)	31,629	204,323
Fairchild Semiconductor International, Inc. (a)	113,948	804,473
FEI Co. (a)	29,919	651,037
FormFactor, Inc. (a)(d)	40,019	726,345
FSI International, Inc. (a)	5,015	1,981
Hittite Microwave Corp. (a)(d)	17,471	626,859
Ikanos Communications, Inc. (a)	40,760	60,732
Integrated Device Technology, Inc. (a)	138,543	779,997
Integrated Silicon Solution, Inc. (a)	3,011	8,401
Intel Corp.	4,023,637	63,251,574
International Rectifier Corp. (a)(d)	56,202	813,243
Intersil Corp. Class A (d)	90,212	1,105,097
Intest Corp. (a)	2,530	354
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
IXYS Corp.	12,418	$ 117,598
KLA-Tencor Corp. (d)	114,466	3,090,582
Kopin Corp. (a)	11,225	44,227
Kulicke & Soffa Industries, Inc. (a)	45,820	211,230
Lam Research Corp. (a)	89,276	2,338,138
Lattice Semiconductor Corp. (a)	90,325	178,844
Leadis Technology, Inc. (a)	8,517	4,599
Linear Technology Corp. (d)	146,395	3,427,107
LSI Corp. (a)(d)	463,843	2,073,378
LTX-Credence Corp. (a)	32,421	18,156
Marvell Technology Group Ltd. (a)	344,455	3,937,121
Mattson Technology, Inc. (a)	45,794	59,532
Maxim Integrated Products, Inc.	220,000	3,570,600
MEMC Electronic Materials, Inc. (a)(d)	154,383	2,978,048
Micrel, Inc.	15,707	115,446
Microchip Technology, Inc. (d)	128,884	2,780,028
Micron Technology, Inc. (a)(d)	553,368	2,800,042
Microsemi Corp. (a)	61,682	830,240
Microtune, Inc. (a)	70,701	162,612
Mindspeed Technologies, Inc. (a)	6,021	10,958
MIPS Technologies, Inc. (a)	7,762	30,194
MKS Instruments, Inc. (a)	29,413	397,370
Monolithic Power Systems, Inc. (a)	16,235	336,227
MoSys, Inc. (a)	5,107	8,171
Nanometrics, Inc. (a)	800	1,608
National Semiconductor Corp. (d)	176,612	2,451,375
Netlogic Microsystems, Inc. (a)(d)	25,704	841,035
Novellus Systems, Inc. (a)(d)	77,164	1,383,551
NVE Corp. (a)	5,000	200,050
NVIDIA Corp. (a)(d)	382,787	3,992,468
Omnivision Technologies, Inc. (a)	37,889	431,556
ON Semiconductor Corp. (a)	281,017	1,924,966
PDF Solutions, Inc. (a)	5,015	9,428
Pericom Semiconductor Corp. (a)	20,374	192,534
Photronics, Inc. (a)	15,942	50,377
Pixelworks, Inc. (a)	2,229	3,901
PLX Technology, Inc. (a)	4,640	14,941
PMC-Sierra, Inc. (a)(d)	148,931	1,130,386
Power Integrations, Inc.	34,534	761,820
QuickLogic Corp. (a)	5,724	7,785
Rambus, Inc. (a)(d)	65,764	851,644
Ramtron International Corp. (a)	5,613	5,838
RF Micro Devices, Inc. (a)	130,039	370,611
Rudolph Technologies, Inc. (a)	4,324	19,155
Semitool, Inc. (a)	5,613	27,504
Semtech Corp. (a)	46,483	747,911
Sigma Designs, Inc. (a)(d)	26,543	410,355
Silicon Image, Inc. (a)	50,890	120,609
Silicon Laboratories, Inc. (a)(d)	39,553	1,329,772
Silicon Storage Technology, Inc. (a)	22,297	41,026
SiRF Technology Holdings, Inc. (a)(d)	35,595	141,668

	Shares	Value
Skyworks Solutions, Inc. (a)	117,453	$ 1,119,327
Standard Microsystems Corp. (a)	15,940	293,934
Supertex, Inc. (a)	7,545	184,777
Techwell, Inc. (a)	12,000	77,280
Tegal Corp. (a)	508	665
Teradyne, Inc. (a)(d)	147,810	1,056,842
Tessera Technologies, Inc. (a)	37,851	890,634
Texas Instruments, Inc. (d)	915,475	17,760,215
Transwitch Corp. (a)	19,355	6,772
Trident Microsystems, Inc. (a)	25,747	44,285
Trio-Tech International (a)	4,299	10,103
TriQuint Semiconductor, Inc. (a)	118,241	526,172
Ultra Clean Holdings, Inc. (a)	15,000	43,950
Ultratech, Inc. (a)	32,001	401,933
Varian Semiconductor Equipment Associates, Inc. (a)	45,773	1,076,581
Veeco Instruments, Inc. (a)	23,319	245,549
Virage Logic Corp. (a)	3,759	15,788
Volterra Semiconductor Corp. (a)(d)	21,029	287,256
White Electronic Designs Corp. (a)	3,800	18,772
Xilinx, Inc. (d)	203,402	4,218,557
Zoran Corp. (a)(d)	59,085	654,662
		184,168,175
Software - 3.7%
ACI Worldwide, Inc. (a)(d)	38,108	568,190
Activision Blizzard, Inc. (a)	426,835	5,156,167
Actuate Corp. (a)	49,055	237,426
Adept Technology, Inc. (a)	680	1,972
Adobe Systems, Inc. (a)(d)	380,096	10,711,105
Advent Software, Inc. (a)(d)	15,807	485,117
American Software, Inc. Class A	4,418	22,046
ANSYS, Inc. (a)(d)	63,999	1,911,010
ArcSight, Inc. (a)	23,390	376,813
Ariba, Inc. (a)(d)	65,295	618,344
Authentidate Holding Corp. (a)	1,900	2,071
Autodesk, Inc. (a)	157,915	3,388,856
Bitstream, Inc. Class A (a)	6,051	28,198
Blackbaud, Inc.	31,757	440,470
Blackboard, Inc. (a)(d)	24,407	703,410
BMC Software, Inc. (a)(d)	130,417	4,447,220
Borland Software Corp. (a)	26,015	25,521
Bottomline Technologies, Inc. (a)	26,416	256,235
BSQUARE Corp. (a)	300	543
CA, Inc.	291,994	5,095,295
Cadence Design Systems, Inc. (a)	230,461	1,302,105
Catapult Communications Corp. (a)(d)	1,791	16,800
Citrix Systems, Inc. (a)(d)	130,000	4,083,300
CommVault Systems, Inc. (a)	53,307	658,341
Compuware Corp. (a)	152,129	1,160,744
Concur Technologies, Inc. (a)(d)	35,353	1,042,914
Convera Corp. Class A (a)	2,323	627
Datawatch Corp. (a)	2,268	4,309
Double-Take Software, Inc. (a)	15,000	138,150
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Dynamics Research Corp. (a)	2,841	$ 27,018
ebix.com, Inc. (a)	5,000	158,350
Electronic Arts, Inc. (a)(d)	232,488	5,344,899
Entrust, Inc. (a)	15,334	32,355
Epicor Software Corp. (a)	38,816	199,514
EPIQ Systems, Inc. (a)	26,916	409,931
FactSet Research Systems, Inc. (d)	30,000	1,587,000
Fair Isaac Corp.	50,575	889,109
FalconStor Software, Inc. (a)	18,520	67,228
Fonix Corp. (a)	1	0
GSE Systems, Inc. (a)	452	2,445
i2 Technologies, Inc. (a)(d)	13,978	171,650
Informatica Corp. (a)	70,941	1,158,467
Interactive Intelligence, Inc. (a)	2,508	32,654
Intuit, Inc. (a)(d)	204,270	5,560,229
Jack Henry & Associates, Inc.	61,000	1,120,570
JDA Software Group, Inc. (a)(d)	34,490	513,901
Kenexa Corp. (a)	14,889	143,977
Lawson Software, Inc. (a)	80,623	424,077
Macrovision Solutions Corp. (a)	57,552	1,298,949
Magma Design Automation, Inc. (a)	31,318	46,351
Manhattan Associates, Inc. (a)	23,929	420,911
McAfee, Inc. (a)(d)	103,000	4,040,690
Mentor Graphics Corp. (a)	54,371	305,565
MICROS Systems, Inc. (a)	65,052	1,699,158
Microsoft Corp.	5,740,897	119,927,338
MicroStrategy, Inc. Class A (a)	16,420	768,456
MSC.Software Corp. (a)	32,093	232,032
NetScout Systems, Inc. (a)	9,157	85,893
NetSol Technologies, Inc. (a)	20	9
NetSuite, Inc. (a)(d)	16,207	187,353
Novell, Inc. (a)	266,027	1,106,672
Nuance Communications, Inc. (a)(d)	152,070	1,885,668
OpenTV Corp. Class A (a)	50,000	87,500
Opnet Technologies, Inc.	5,444	55,311
Oracle Corp.	2,807,051	54,990,129
Parametric Technology Corp. (a)	82,569	956,149
Peerless Systems Corp. (a)	200	388
Pegasystems, Inc.	4,263	113,140
Pervasive Software, Inc. (a)	4,889	28,503
Phoenix Technologies Ltd. (a)	13,582	37,894
Plato Learning, Inc. (a)	2,149	6,662
Progress Software Corp. (a)(d)	36,598	820,527
PROS Holdings, Inc. (a)	15,000	119,550
QAD, Inc.	4,871	14,516
Quality Systems, Inc. (d)	16,154	806,569
Quest Software, Inc. (a)	35,867	463,402
Radiant Systems, Inc. (a)	15,620	117,931
Red Hat, Inc. (a)	132,948	2,652,313
Renaissance Learning, Inc.	5,254	51,542
Rosetta Stone, Inc.	9,673	233,216

	Shares	Value
Salesforce.com, Inc. (a)(d)	72,121	$ 2,736,992
Smith Micro Software, Inc. (a)(d)	24,403	238,173
Soapstone Networks, Inc. (a)	2,866	10,862
Solera Holdings, Inc. (a)	48,885	1,119,467
Sonic Foundry, Inc. (a)	1,800	1,296
Sonic Solutions, Inc.	21,391	37,434
Sourcefire, Inc. (a)	3,343	40,785
SourceForge, Inc. (a)	13,735	13,598
SPSS, Inc. (a)	15,992	533,653
SRS Labs, Inc. (a)	3,224	20,021
StorageNetworks, Inc. (a)	13,600	0
SuccessFactors, Inc. (a)	27,683	217,035
SumTotal Systems, Inc. (a)(d)	22,682	108,874
Sybase, Inc. (a)(d)	54,071	1,758,930
Symantec Corp. (a)	586,949	9,150,535
Symyx Technologies, Inc. (a)	19,320	93,509
Synchronoss Technologies, Inc. (a)	14,204	172,437
Synopsys, Inc. (a)	96,141	1,872,827
Take-Two Interactive Software, Inc. (d)	60,048	520,016
Taleo Corp. Class A (a)	14,135	219,093
TeleCommunication Systems, Inc. Class A (a)	57,438	429,062
THQ, Inc. (a)	117,258	753,969
TIBCO Software, Inc. (a)	106,205	704,139
TiVo, Inc. (a)(d)	67,313	471,191
Tyler Technologies, Inc. (a)	34,991	587,849
Ultimate Software Group, Inc. (a)(d)	18,927	384,407
Vasco Data Security International, Inc. (a)	22,415	166,095
Versant Corp. (a)	320	4,829
VMware, Inc. Class A (a)(d)	23,363	725,188
Wayside Technology Group, Inc.	1,433	10,031
Wind River Systems, Inc. (a)	76,130	600,666
		277,989,923
TOTAL INFORMATION TECHNOLOGY		1,271,271,160
MATERIALS - 3.6%
Chemicals - 2.0%
A. Schulman, Inc.	16,718	249,600
Air Products & Chemicals, Inc.	140,563	9,105,671
Airgas, Inc.	49,122	2,075,896
Albemarle Corp.	62,886	1,774,643
American Pacific Corp. (a)	800	5,024
American Vanguard Corp.	9,611	98,128
Arch Chemicals, Inc.	25,671	721,355
Ashland, Inc.	47,187	1,264,612
Balchem Corp.	13,014	313,898
Cabot Corp.	29,997	479,052
Calgon Carbon Corp. (a)(d)	38,444	443,259
Celanese Corp. Class A	110,825	2,273,021
CF Industries Holdings, Inc.	39,725	3,084,249
Cytec Industries, Inc.	40,411	868,028
Dow Chemical Co.	764,636	13,518,764
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.	654,660	$ 18,638,170
Eastman Chemical Co.	47,427	1,965,375
Ecolab, Inc.	122,134	4,561,705
Eden Bioscience Corp. (a)	930	1,349
Ferro Corp.	33,071	122,032
Flotek Industries, Inc. (a)(d)	12,942	27,178
FMC Corp. (d)	50,000	2,717,500
GenTek, Inc. (a)	4,202	98,705
Georgia Gulf Corp.	20,139	17,924
H.B. Fuller Co.	28,660	487,793
Hawkins, Inc.	6,199	133,155
Huntsman Corp.	111,666	705,729
ICO, Inc. (a)	28,426	81,867
Innophos Holdings, Inc.	19,698	307,092
International Flavors & Fragrances, Inc. (d)	54,187	1,728,565
Intrepid Potash, Inc. (a)(d)	25,000	815,000
Koppers Holdings, Inc.	29,186	738,114
Kronos Worldwide, Inc.	87	598
Landec Corp. (a)	21,495	146,166
LSB Industries, Inc. (a)	15,233	255,153
Lubrizol Corp.	48,000	2,144,160
Material Sciences Corp. (a)	1,552	1,614
Minerals Technologies, Inc.	16,405	641,764
Monsanto Co.	392,614	32,253,240
Nalco Holding Co.	95,000	1,649,200
Nanophase Technologies Corp. (a)	4,415	5,519
NewMarket Corp.	8,586	623,086
NL Industries, Inc.	6,360	48,400
Olin Corp.	40,214	537,259
OM Group, Inc. (a)	27,564	730,446
OMNOVA Solutions, Inc. (a)	3,702	9,292
Penford Corp.	7,525	45,903
PolyOne Corp. (a)	82,298	247,717
PPG Industries, Inc. (d)	120,000	5,336,400
Praxair, Inc.	221,017	16,178,444
Quaker Chemical Corp.	16,836	232,168
Rockwood Holdings, Inc. (a)	39,589	590,668
RPM International, Inc.	83,000	1,271,560
Sensient Technologies Corp.	40,668	932,111
Sigma Aldrich Corp.	78,776	3,817,485
Solutia, Inc. (a)	86,873	425,678
Spartech Corp.	13,865	58,649
Stepan Co.	9,873	414,765
Terra Industries, Inc. (d)	84,445	2,346,727
Terra Nitrogen Co. LP	4,070	503,744
The Mosaic Co.	108,297	5,923,846
The Scotts Miracle-Gro Co. Class A	26,966	924,934
Valspar Corp.	66,080	1,509,928
W.R. Grace & Co. (a)	45,142	585,943
Westlake Chemical Corp.	10,398	212,639

	Shares	Value
Zep, Inc.	16,537	$ 201,255
Zoltek Companies, Inc. (a)(d)	46,821	463,528
		150,692,442
Construction Materials - 0.1%
Eagle Materials, Inc. (d)	40,054	985,328
Headwaters, Inc. (a)(d)	58,586	232,586
Martin Marietta Materials, Inc. (d)	29,800	2,427,806
Texas Industries, Inc. (d)	14,848	505,277
U.S. Concrete, Inc. (a)	30,514	70,792
Vulcan Materials Co.	61,524	2,724,898
		6,946,687
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	4,716	116,910
Aptargroup, Inc.	45,669	1,416,196
Ball Corp.	63,000	2,507,400
Bemis Co., Inc.	67,911	1,703,887
Crown Holdings, Inc. (a)	110,480	2,596,280
Graphic Packaging Holding Co. (a)	22,196	41,728
Greif, Inc. Class A (d)	21,909	1,058,643
MOD-PAC Corp. (sub. vtg.) (a)	1,150	2,254
Myers Industries, Inc.	14,920	150,692
Owens-Illinois, Inc. (a)	113,761	3,256,977
Packaging Corp. of America	79,314	1,278,542
Pactiv Corp. (a)	85,000	1,904,000
Rock-Tenn Co. Class A	27,000	1,036,260
Sealed Air Corp.	108,108	2,163,241
Silgan Holdings, Inc.	19,066	843,861
Sonoco Products Co.	71,000	1,729,560
Temple-Inland, Inc.	46,513	594,436
		22,400,867
Metals & Mining - 1.0%
A.M. Castle & Co.	9,744	102,312
AK Steel Holding Corp.	88,152	1,260,574
Alcoa, Inc. (d)	689,769	6,359,670
Allegheny Technologies, Inc. (d)	62,752	2,222,048
Allied Nevada Gold Corp. (a)	35,000	271,250
Amcol International Corp.	17,731	379,621
Brush Engineered Materials, Inc. (a)	25,983	398,839
Carpenter Technology Corp.	27,979	628,968
Century Aluminum Co. (a)(d)	75,452	453,467
Cliffs Natural Resources, Inc.	92,783	2,528,337
Coeur d'Alene Mines Corp. (a)	32,301	477,086
Commercial Metals Co.	84,856	1,440,006
Compass Minerals International, Inc.	21,829	1,170,689
Freeport-McMoRan Copper & Gold, Inc. Class B	289,943	15,781,597
General Moly, Inc. (a)(d)	29,643	63,140
Haynes International, Inc. (a)	10,049	230,625
Hecla Mining Co. (a)(d)	230,415	854,840
Horsehead Holding Corp. (a)	45,973	330,086
Kaiser Aluminum Corp.	10,073	312,968
Newmont Mining Corp.	353,879	17,294,067
Nucor Corp. (d)	199,534	8,761,538
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Olympic Steel, Inc.	11,152	$ 205,866
Reliance Steel & Aluminum Co.	47,022	1,786,366
Royal Gold, Inc. (d)	35,402	1,648,671
RTI International Metals, Inc. (a)	17,993	257,480
Schnitzer Steel Industries, Inc. Class A (d)	15,000	818,100
Southern Copper Corp. (d)	153,161	3,205,660
Steel Dynamics, Inc.	136,279	2,036,008
Stillwater Mining Co. (a)	19,745	145,916
Synalloy Corp.	700	5,663
Titanium Metals Corp. (d)	70,000	648,200
United States Steel Corp.	100,682	3,431,243
Universal Stainless & Alloy Products, Inc. (a)	3,224	44,781
US Gold Corp. (a)(d)	30,000	67,800
Worthington Industries, Inc.	49,734	695,779
		76,319,261
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc. (a)	19,818	100,477
Clearwater Paper Corp. (a)	8,645	204,627
Deltic Timber Corp.	16,733	561,894
Domtar Corp. (a)	424,558	483,996
Glatfelter	43,011	440,863
International Paper Co.	293,172	4,212,882
Louisiana-Pacific Corp.	78,927	342,543
MeadWestvaco Corp.	117,733	1,880,196
Neenah Paper, Inc.	13,013	105,275
Schweitzer-Mauduit International, Inc.	13,459	302,424
Wausau-Mosinee Paper Corp.	43,208	312,826
Weyerhaeuser Co.	150,295	5,046,906
		13,994,909
TOTAL MATERIALS		270,354,166
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.6%
8X8, Inc. (a)	1,000	680
Alaska Communication Systems Group, Inc.	42,393	287,001
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	4,317,750	107,037,023
Atlantic Tele-Network, Inc.	5,000	113,850
Broadcast International, Inc. (a)	270	348
Cbeyond, Inc. (a)(d)	40,071	688,820
CenturyTel, Inc. (d)	62,728	1,935,159
Cincinnati Bell, Inc. (a)	143,413	400,122
Cogent Communications Group, Inc. (a)(d)	22,164	173,101
Consolidated Communications Holdings, Inc.	31,380	323,214
D&E Communications, Inc.	4,944	48,204
Embarq Corp.	100,636	4,228,725

	Shares	Value
FairPoint Communications, Inc. (d)	64,815	$ 65,463
Frontier Communications Corp.	249,262	1,814,627
General Communications, Inc. Class A (a)	26,997	178,450
Global Crossing Ltd. (a)	20,490	171,706
HickoryTech Corp.	540	3,888
iBasis, Inc. (a)	13,800	18,078
IDT Corp. Class B (a)	13,297	22,339
Iowa Telecommunication Services, Inc.	32,482	384,587
Level 3 Communications, Inc. (a)(d)	1,233,430	1,319,770
Neutral Tandem, Inc. (a)	16,732	485,228
NTELOS Holdings Corp.	25,472	455,185
PAETEC Holding Corp. (a)	54,655	167,244
Premiere Global Services, Inc. (a)	33,000	395,010
Qwest Communications International, Inc. (d)	987,046	4,303,521
Shenandoah Telecommunications Co. (d)	16,047	309,868
SureWest Communications	9,983	87,251
tw telecom, inc. (a)	96,977	1,150,147
Verizon Communications, Inc.	2,086,513	61,051,370
Vonage Holdings Corp. (a)	6,797	3,127
Windstream Corp. (d)	298,738	2,512,387
XETA Technologies, Inc. (a)	2,000	4,620
		190,140,113
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)(d)	277,607	8,847,335
Centennial Communications Corp. Class A (a)	69,964	588,397
Clearwire Corp. Class A (a)(d)	85,640	381,098
Crown Castle International Corp. (a)	175,387	4,254,889
FiberTower Corp. (a)	27,468	20,601
IPCS, Inc. (a)	17,565	318,278
Leap Wireless International, Inc. (a)(d)	44,273	1,659,795
MetroPCS Communications, Inc. (a)(d)	172,855	2,961,006
NII Holdings, Inc. (a)	113,295	2,318,016
SBA Communications Corp. Class A (a)(d)	88,053	2,251,515
Sprint Nextel Corp. (a)(d)	2,070,284	10,661,963
Syniverse Holdings, Inc. (a)(d)	45,577	681,376
Telephone & Data Systems, Inc.	73,482	2,227,239
Terrestar Corp. (a)	26,200	14,410
U.S. Cellular Corp. (a)	6,963	289,173
USA Mobility, Inc.	19,338	216,199
Virgin Mobile USA, Inc. Class A (a)(d)	12,612	60,664
		37,751,954
TOTAL TELECOMMUNICATION SERVICES		227,892,067
UTILITIES - 3.8%
Electric Utilities - 1.9%
Allegheny Energy, Inc.	118,891	2,972,275
Allete, Inc. (d)	33,413	882,771
American Electric Power Co., Inc.	288,528	7,599,828
Brookfield Infrastructure Partners LP	16,800	209,832
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Central Vermont Public Service Corp.	9,866	$ 159,435
Cleco Corp. (d)	47,870	979,420
DPL, Inc.	84,246	1,833,193
Duke Energy Corp.	910,044	12,877,123
Edison International	211,400	6,181,336
El Paso Electric Co. (a)	36,448	482,572
Empire District Electric Co.	35,028	548,889
EnerNOC, Inc. (a)(d)	6,824	162,548
Entergy Corp.	135,264	10,093,400
Exelon Corp. (d)	483,279	23,202,225
FirstEnergy Corp.	217,500	8,219,325
FPL Group, Inc.	276,064	15,605,898
Great Plains Energy, Inc.	79,381	1,196,272
Hawaiian Electric Industries, Inc. (d)	68,932	1,189,077
IDACORP, Inc. (d)	30,722	714,901
ITC Holdings Corp.	35,000	1,501,150
MGE Energy, Inc.	15,941	494,649
Northeast Utilities	123,000	2,557,170
NV Energy, Inc.	164,486	1,644,860
Pepco Holdings, Inc.	144,996	1,882,048
Pinnacle West Capital Corp. (d)	68,015	1,880,615
Portland General Electric Co. (d)	42,896	771,699
PPL Corp.	276,611	8,981,559
Progress Energy, Inc. (d)	186,787	6,632,806
Southern Co.	565,665	16,070,543
UIL Holdings Corp.	27,611	572,376
Unisource Energy Corp.	26,415	671,998
Unitil Corp.	14,363	288,409
Westar Energy, Inc.	68,366	1,220,333
		140,280,535
Gas Utilities - 0.4%
AGL Resources, Inc.	55,000	1,590,600
Amerigas Partners LP	23,000	735,540
Atmos Energy Corp.	63,192	1,516,608
Chesapeake Utilities Corp.	9,171	301,359
Delta Natural Gas Co., Inc.	1,791	40,154
Energen Corp.	45,000	1,674,900
EQT Corp. (d)	93,000	3,464,250
Ferrellgas Partners LP	33,275	572,996
Laclede Group, Inc.	18,808	584,553
National Fuel Gas Co. New Jersey	44,814	1,502,613
New Jersey Resources Corp.	26,800	891,636
Nicor, Inc. (d)	30,000	943,500
Northwest Natural Gas Co. (d)	23,927	1,015,462
ONEOK, Inc.	65,000	1,904,500
Piedmont Natural Gas Co., Inc.	47,000	1,065,020
Questar Corp.	122,500	4,151,525
South Jersey Industries, Inc.	22,199	741,003
Southwest Gas Corp.	35,257	732,640
Spectra Energy Partners, LP	10,000	212,100

	Shares	Value
Suburban Propane Partners LP	23,000	$ 964,850
UGI Corp.	77,269	1,862,956
WGL Holdings, Inc.	32,132	954,963
		27,423,728
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	466,257	4,657,907
Black Hills Corp.	38,584	825,698
Calpine Corp. (a)	264,405	3,582,688
Constellation Energy Group, Inc.	128,764	3,512,682
Dynegy, Inc. Class A (a)	348,704	700,895
Mirant Corp. (a)	148,255	2,314,261
NRG Energy, Inc. (a)	166,553	3,747,443
Ormat Technologies, Inc.	19,662	784,317
RRI Energy, Inc. (a)	268,023	1,468,766
		21,594,657
Multi-Utilities - 1.2%
Alliant Energy Corp.	75,633	1,794,771
Ameren Corp.	148,399	3,451,761
Avista Corp.	41,398	655,744
CenterPoint Energy, Inc.	211,575	2,141,139
CH Energy Group, Inc.	16,309	676,334
CMS Energy Corp.	154,517	1,752,223
Consolidated Edison, Inc. (d)	195,750	6,941,295
Dominion Resources, Inc.	424,189	13,484,968
DTE Energy Co.	110,396	3,339,479
Integrys Energy Group, Inc.	52,000	1,408,680
MDU Resources Group, Inc.	118,182	2,181,640
NiSource, Inc.	184,905	1,976,634
NorthWestern Energy Corp.	40,771	873,723
NSTAR (d)	71,901	2,162,063
OGE Energy Corp.	63,629	1,642,901
PG&E Corp. (d)	260,230	9,553,043
PNM Resources, Inc.	82,308	761,349
Public Service Enterprise Group, Inc.	371,641	11,844,199
SCANA Corp.	70,203	2,107,494
Sempra Energy (d)	162,000	7,400,160
TECO Energy, Inc.	142,374	1,597,436
Vectren Corp.	58,914	1,340,294
Wisconsin Energy Corp.	82,000	3,235,720
Xcel Energy, Inc. (d)	316,703	5,431,456
		87,754,506
Water Utilities - 0.0%
American States Water Co.	28,136	882,064
American Water Works Co., Inc.	32,900	568,512
Aqua America, Inc. (d)	88,219	1,454,731
Artesian Resources Corp. Class A	3,752	59,582
California Water Service Group	20,626	718,197
Middlesex Water Co.	3,274	45,083
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
SJW Corp.	7,881	$ 159,590
Southwest Water Co.	7,527	39,517
		3,927,276
TOTAL UTILITIES		280,980,702
TOTAL COMMON STOCKS (Cost $9,214,666,717)		7,159,677,808
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.54% 7/30/09 to 12/17/09 (e) (Cost $30,831,325)	$ 30,900,000	30,858,743
Money Market Funds - 18.5%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	221,264,451	221,264,451
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	1,148,432,015	1,148,432,015
TOTAL MONEY MARKET FUNDS (Cost $1,369,696,466)		1,369,696,466
TOTAL INVESTMENT PORTFOLIO - 115.5% (Cost $10,615,194,508)	8,560,233,017
NET OTHER ASSETS - (15.5)%	(1,151,323,365)
NET ASSETS - 100%	$ 7,408,909,652
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
208 CME E-mini S&P 500 Index Contracts	June 2009	$ 9,548,240	$ 1,384,184
253 CME E-mini S&P Midcap 400 Index Contracts	June 2009	14,547,500	989,459
829 CME S&P 500 Index Contracts	June 2009	190,276,225	12,235,273
583 NYFE Russell 1000 Mini Index Contracts	June 2009	29,225,790	2,059,698
TOTAL EQUITY INDEX CONTRACTS		$ 243,597,755	$ 16,668,614

The face value of futures purchased as a percentage of net assets - 3.3%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 100 basis points with JPMorgan Chase, Inc.	Oct. 2009	$ 4,277,520	$ 323,937
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $26,262,061.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Lantronix, Inc. warrants 2/9/11	4/1/08	$ 3
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 295,412
Fidelity Securities Lending Cash Central Fund	2,702,081
Total	$ 2,997,493
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,560,233,017	$ 8,529,360,030	$ 30,858,743	$ 14,244
Other Financial Instruments*	$ 16,992,551	$ 16,668,614	$ 323,937	$ -
*Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	6,271
Cost of Purchases	41
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	7,932
Ending Balance	$ 14,244

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $10,654,812,537. Net unrealized depreciation aggregated $2,094,579,520, of which $771,801,687 related to appreciated investment securities and $2,866,381,207 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® U.S. Equity Index Fund

May 31, 2009

1.816023.104

UEI-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.2%
Johnson Controls, Inc.	1,364,982	$ 27,204
The Goodyear Tire & Rubber Co. (a)	554,408	6,348
		33,552
Automobiles - 0.3%
Ford Motor Co. (a)	7,267,657	41,789
General Motors Corp. (d)	1,402,393	1,052
Harley-Davidson, Inc.	536,582	9,106
		51,947
Distributors - 0.1%
Genuine Parts Co.	366,259	12,262
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	245,544	14,512
H&R Block, Inc.	780,254	11,392
		25,904
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit (d)	1,005,591	25,582
Darden Restaurants, Inc.	314,676	11,382
International Game Technology	678,568	11,780
Marriott International, Inc. Class A (d)	675,081	15,770
McDonald's Corp.	2,558,116	150,903
Starbucks Corp. (a)(d)	1,687,460	24,283
Starwood Hotels & Resorts Worldwide, Inc. (d)	419,092	10,255
Wyndham Worldwide Corp.	407,761	4,808
Wynn Resorts Ltd. (a)(d)	153,649	5,694
Yum! Brands, Inc.	1,056,517	36,587
		297,044
Household Durables - 0.3%
Black & Decker Corp.	138,135	4,430
Centex Corp.	285,644	2,408
D.R. Horton, Inc. (d)	633,037	5,830
Fortune Brands, Inc.	344,914	12,075
Harman International Industries, Inc.	134,551	2,508
KB Home (d)	172,906	2,594
Leggett & Platt, Inc.	360,318	5,289
Lennar Corp. Class A	324,517	3,086
Newell Rubbermaid, Inc.	636,760	7,329
Pulte Homes, Inc. (d)	493,017	4,339
Snap-On, Inc.	131,994	4,112
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	181,206	$ 6,469
Whirlpool Corp.	168,955	7,120
		67,589
Internet & Catalog Retail - 0.3%
Amazon.com, Inc.	738,379	57,586
Expedia, Inc. (a)	481,838	8,341
		65,927
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	616,077	1,608
Hasbro, Inc.	284,726	7,235
Mattel, Inc.	823,437	12,854
		21,697
Media - 2.5%
CBS Corp. Class B	1,559,952	11,512
Comcast Corp. Class A	6,617,154	91,118
Gannett Co., Inc.	524,681	2,503
Interpublic Group of Companies, Inc. (a)(d)	1,094,393	5,735
McGraw-Hill Companies, Inc.	722,240	21,732
Meredith Corp.	82,720	2,230
News Corp. Class A	5,283,697	51,675
Omnicom Group, Inc.	714,246	21,785
Scripps Networks Interactive, Inc. Class A	207,095	5,745
The DIRECTV Group, Inc. (a)(d)	1,215,157	27,341
The New York Times Co. Class A (d)	267,849	1,768
The Walt Disney Co.	4,264,212	103,279
Time Warner Cable, Inc.	809,272	24,917
Time Warner, Inc.	2,747,191	64,339
Viacom, Inc. Class B (non-vtg.) (a)	1,392,758	30,877
Washington Post Co. Class B	13,819	4,975
		471,531
Multiline Retail - 0.8%
Big Lots, Inc. (a)(d)	188,632	4,340
Family Dollar Stores, Inc.	321,396	9,729
JCPenney Co., Inc. (d)	510,382	13,316
Kohl's Corp. (a)	699,972	29,728
Macy's, Inc.	966,081	11,284
Nordstrom, Inc.	366,128	7,209
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Sears Holdings Corp. (a)(d)	126,112	$ 7,169
Target Corp.	1,729,222	67,958
		150,733
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A	199,970	6,021
AutoNation, Inc. (a)(d)	247,814	3,935
AutoZone, Inc. (a)(d)	87,123	13,256
Bed Bath & Beyond, Inc. (a)	596,618	16,771
Best Buy Co., Inc. (d)	778,749	27,334
Gamestop Corp. Class A (a)	376,212	9,386
Gap, Inc.	1,071,096	19,119
Home Depot, Inc.	3,894,660	90,200
Limited Brands, Inc.	621,563	7,776
Lowe's Companies, Inc.	3,366,837	64,004
O'Reilly Automotive, Inc. (a)(d)	310,003	11,176
Office Depot, Inc. (a)	631,320	2,942
RadioShack Corp.	287,330	3,862
Sherwin-Williams Co.	226,169	11,942
Staples, Inc. (d)	1,638,732	33,512
Tiffany & Co., Inc. (d)	282,796	8,023
TJX Companies, Inc.	956,381	28,223
		357,482
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	737,444	19,373
NIKE, Inc. Class B	889,579	50,750
Polo Ralph Lauren Corp. Class A (d)	129,759	6,984
VF Corp.	202,433	11,502
		88,609
TOTAL CONSUMER DISCRETIONARY		1,644,277
CONSUMER STAPLES - 11.7%
Beverages - 2.5%
Brown-Forman Corp. Class B (non-vtg.) (d)	225,291	9,879
Coca-Cola Enterprises, Inc.	728,435	12,136
Constellation Brands, Inc. Class A (sub. vtg.) (a)	447,299	5,171
Dr Pepper Snapple Group, Inc. (a)	582,745	12,663
Molson Coors Brewing Co. Class B	344,239	15,143
Pepsi Bottling Group, Inc.	311,062	10,221
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	3,574,979	$ 186,078
The Coca-Cola Co.	4,572,649	224,791
		476,082
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	995,211	48,288
CVS Caremark Corp.	3,343,484	99,636
Kroger Co.	1,498,762	34,172
Safeway, Inc.	985,232	19,961
SUPERVALU, Inc.	486,412	8,074
Sysco Corp.	1,353,502	32,430
Wal-Mart Stores, Inc.	5,136,013	255,465
Walgreen Co.	2,266,666	67,524
Whole Foods Market, Inc. (d)	322,512	6,086
		571,636
Food Products - 1.7%
Archer Daniels Midland Co.	1,474,495	40,578
Campbell Soup Co.	470,501	13,042
ConAgra Foods, Inc.	1,027,058	19,093
Dean Foods Co. (a)	406,224	7,637
General Mills, Inc.	753,113	38,544
H.J. Heinz Co.	722,743	26,438
Hershey Co.	380,643	13,406
Hormel Foods Corp.	160,396	5,572
Kellogg Co.	579,056	25,044
Kraft Foods, Inc. Class A	3,375,351	88,130
McCormick & Co., Inc. (non-vtg.)	298,873	9,122
Sara Lee Corp.	1,597,744	14,364
The J.M. Smucker Co.	272,047	10,953
Tyson Foods, Inc. Class A	694,458	9,250
		321,173
Household Products - 2.6%
Clorox Co.	319,349	16,747
Colgate-Palmolive Co.	1,151,583	75,947
Kimberly-Clark Corp.	950,571	49,325
Procter & Gamble Co.	6,732,444	349,683
		491,702
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Avon Products, Inc.	979,370	$ 26,012
Estee Lauder Companies, Inc. Class A (d)	266,575	8,818
		34,830
Tobacco - 1.7%
Altria Group, Inc.	4,746,283	81,114
Lorillard, Inc.	386,090	26,382
Philip Morris International, Inc.	4,603,301	196,285
Reynolds American, Inc.	388,318	15,521
		319,302
TOTAL CONSUMER STAPLES		2,214,725
ENERGY - 12.7%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	709,521	27,714
BJ Services Co. (d)	670,865	10,492
Cameron International Corp. (a)	498,243	15,560
Diamond Offshore Drilling, Inc.	159,651	13,455
ENSCO International, Inc.	325,774	12,669
Halliburton Co.	2,060,911	47,257
Nabors Industries Ltd. (a)	649,923	11,621
National Oilwell Varco, Inc. (a)	958,758	37,027
Rowan Companies, Inc. (d)	259,583	5,311
Schlumberger Ltd. (NY Shares)	2,747,326	157,229
Smith International, Inc.	503,642	14,701
		353,036
Oil, Gas & Consumable Fuels - 10.8%
Anadarko Petroleum Corp.	1,125,312	53,767
Apache Corp.	768,968	64,793
Cabot Oil & Gas Corp.	237,629	8,348
Chesapeake Energy Corp.	1,291,048	29,255
Chevron Corp.	4,604,700	306,995
ConocoPhillips	3,400,282	155,869
CONSOL Energy, Inc.	414,820	17,074
Denbury Resources, Inc. (a)	570,632	9,809
Devon Energy Corp.	1,019,459	64,471
El Paso Corp.	1,604,796	15,647
EOG Resources, Inc.	573,566	41,979
Exxon Mobil Corp.	11,351,486	787,235
Hess Corp.	651,774	43,402
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	1,625,265	$ 51,813
Massey Energy Co.	196,387	4,495
Murphy Oil Corp.	438,149	25,855
Noble Energy, Inc.	397,203	23,626
Occidental Petroleum Corp.	1,861,339	124,914
Peabody Energy Corp.	614,163	20,869
Pioneer Natural Resources Co. (d)	265,583	7,468
Range Resources Corp.	358,823	16,438
Southwestern Energy Co. (a)	789,364	34,314
Spectra Energy Corp.	1,477,825	23,719
Sunoco, Inc.	268,482	8,170
Tesoro Corp.	317,858	5,385
Valero Energy Corp.	1,186,019	26,531
Williams Companies, Inc.	1,330,518	22,326
XTO Energy, Inc. (d)	1,331,614	56,953
		2,051,520
TOTAL ENERGY		2,404,556
FINANCIALS - 13.1%
Capital Markets - 2.8%
Ameriprise Financial, Inc.	502,659	15,180
Bank of New York Mellon Corp.	2,639,356	73,321
Charles Schwab Corp.	2,153,355	37,899
E*TRADE Financial Corp. (a)(d)	1,314,055	1,892
Federated Investors, Inc. Class B (non-vtg.)	204,399	5,116
Franklin Resources, Inc.	347,777	23,249
Goldman Sachs Group, Inc.	1,154,149	166,855
Invesco Ltd.	934,966	14,632
Janus Capital Group, Inc. (d)	363,215	3,683
Legg Mason, Inc.	328,041	6,325
Morgan Stanley	2,803,623	85,006
Northern Trust Corp.	547,773	31,579
State Street Corp.	1,110,117	51,565
T. Rowe Price Group, Inc. (d)	588,134	23,861
		540,163
Commercial Banks - 2.6%
BB&T Corp.	1,457,055	32,667
Comerica, Inc.	347,351	7,531
Fifth Third Bancorp	1,326,323	9,152
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
First Horizon National Corp. (d)	484,741	$ 5,885
Huntington Bancshares, Inc.	923,419	3,620
KeyCorp	1,136,394	5,682
M&T Bank Corp. (d)	187,830	9,448
Marshall & Ilsley Corp.	609,481	4,010
PNC Financial Services Group, Inc. (d)	983,061	44,778
Regions Financial Corp.	2,514,495	10,536
SunTrust Banks, Inc.	819,340	10,791
U.S. Bancorp, Delaware	4,351,062	83,540
Wells Fargo & Co.	10,517,972	268,208
Zions Bancorp (d)	264,944	3,624
		499,472
Consumer Finance - 0.6%
American Express Co. (d)	2,690,047	66,848
Capital One Financial Corp. (d)	1,028,710	25,142
Discover Financial Services	1,105,959	10,573
SLM Corp. (a)(d)	1,073,680	7,097
		109,660
Diversified Financial Services - 3.6%
Bank of America Corp.	17,576,110	198,083
CIT Group, Inc. (d)	893,049	3,420
Citigroup, Inc. (d)	12,579,485	46,796
CME Group, Inc.	152,402	49,019
IntercontinentalExchange, Inc. (a)	166,883	17,988
JPMorgan Chase & Co.	8,632,377	318,535
Leucadia National Corp. (a)(d)	416,373	8,694
Moody's Corp.	437,628	11,987
NYSE Euronext	594,953	17,849
The NASDAQ Stock Market, Inc. (a)	315,417	6,658
		679,029
Insurance - 2.4%
AFLAC, Inc.	1,073,920	38,124
Allstate Corp.	1,231,350	31,683
American International Group, Inc. (d)	6,180,952	10,446
Aon Corp.	628,348	22,621
Assurant, Inc.	270,550	6,393
Cincinnati Financial Corp. (d)	373,288	8,440
Genworth Financial, Inc. Class A (non-vtg.)	995,017	5,891
Hartford Financial Services Group, Inc.	747,089	10,713
Lincoln National Corp.	588,159	11,146
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Loews Corp.	829,635	$ 22,442
Marsh & McLennan Companies, Inc.	1,182,977	22,382
MBIA, Inc. (a)	393,140	2,536
MetLife, Inc.	1,879,226	59,196
Principal Financial Group, Inc. (d)	712,590	15,819
Progressive Corp. (a)	1,554,521	25,074
Prudential Financial, Inc.	973,977	38,871
The Chubb Corp.	809,328	32,090
The Travelers Companies, Inc.	1,343,521	54,628
Torchmark Corp. (d)	194,129	7,796
Unum Group (d)	760,719	13,016
XL Capital Ltd. Class A	786,095	7,955
		447,262
Real Estate Investment Trusts - 1.0%
Apartment Investment & Management Co. Class A	269,447	2,546
AvalonBay Communities, Inc. (d)	183,186	11,262
Boston Properties, Inc. (d)	278,562	13,460
Equity Residential (SBI) (d)	626,638	15,252
HCP, Inc.	624,652	14,511
Health Care REIT, Inc.	254,376	8,712
Host Hotels & Resorts, Inc. (d)	1,358,649	12,744
Kimco Realty Corp. (d)	716,291	8,373
Plum Creek Timber Co., Inc. (d)	378,650	13,120
ProLogis Trust	1,016,732	8,632
Public Storage	288,067	19,188
Simon Property Group, Inc.	624,381	33,386
Ventas, Inc.	358,706	10,890
Vornado Realty Trust (d)	354,220	16,528
		188,604
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)(d)	516,673	3,772
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	1,199,882	15,394
People's United Financial, Inc.	799,919	12,639
		28,033
TOTAL FINANCIALS		2,495,995
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.5%
Biotechnology - 1.8%
Amgen, Inc. (a)	2,375,133	$ 118,614
Biogen Idec, Inc. (a)	682,823	35,363
Celgene Corp. (a)	1,055,439	44,582
Cephalon, Inc. (a)(d)	169,548	9,886
Genzyme Corp. (a)	623,328	36,864
Gilead Sciences, Inc. (a)	2,092,568	90,190
		335,499
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	1,410,081	72,182
Becton, Dickinson & Co.	550,643	37,268
Boston Scientific Corp. (a)	3,450,810	32,438
C.R. Bard, Inc.	228,404	16,329
Covidien Ltd. (d)	1,157,497	41,346
DENTSPLY International, Inc. (d)	341,353	9,988
Hospira, Inc. (a)	366,684	12,651
Intuitive Surgical, Inc. (a)(d)	90,015	13,473
Medtronic, Inc.	2,568,690	88,235
St. Jude Medical, Inc. (a)	795,155	31,027
Stryker Corp. (d)	546,527	21,008
Varian Medical Systems, Inc. (a)	285,740	10,218
Zimmer Holdings, Inc. (a)	511,886	22,805
		408,968
Health Care Providers & Services - 2.1%
Aetna, Inc.	1,041,741	27,898
AmerisourceBergen Corp.	349,800	12,978
Cardinal Health, Inc.	827,864	29,596
CIGNA Corp.	622,605	13,803
Coventry Health Care, Inc. (a)	340,649	6,149
DaVita, Inc. (a)	238,670	10,766
Express Scripts, Inc. (a)(d)	568,940	36,441
Humana, Inc. (a)	387,879	12,152
Laboratory Corp. of America Holdings (a)(d)	248,777	15,165
McKesson Corp.	629,024	25,884
Medco Health Solutions, Inc. (a)	1,127,938	51,761
Patterson Companies, Inc. (a)(d)	210,119	4,326
Quest Diagnostics, Inc.	354,596	18,517
Tenet Healthcare Corp. (a)	954,090	3,463
UnitedHealth Group, Inc.	2,792,409	74,278
WellPoint, Inc. (a)	1,144,854	53,316
		396,493
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.0%
IMS Health, Inc.	417,163	$ 5,023
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	399,241	15,483
Millipore Corp. (a)	127,251	8,003
PerkinElmer, Inc.	266,870	4,342
Thermo Fisher Scientific, Inc. (a)	960,573	37,376
Waters Corp. (a)	222,933	9,657
		74,861
Pharmaceuticals - 7.1%
Abbott Laboratories	3,549,920	159,959
Allergan, Inc.	706,390	31,173
Bristol-Myers Squibb Co.	4,547,157	90,579
Eli Lilly & Co.	2,322,690	80,295
Forest Laboratories, Inc. (a)	692,839	16,413
Johnson & Johnson	6,353,367	350,452
King Pharmaceuticals, Inc. (a)(d)	566,218	5,356
Merck & Co., Inc. (d)	4,841,654	133,533
Mylan, Inc. (a)(d)	699,940	9,246
Pfizer, Inc.	15,494,653	235,364
Schering-Plough Corp.	3,736,053	91,160
Watson Pharmaceuticals, Inc. (a)(d)	240,341	7,270
Wyeth	3,058,414	137,200
		1,348,000
TOTAL HEALTH CARE		2,568,844
INDUSTRIALS - 9.8%
Aerospace & Defense - 2.8%
General Dynamics Corp.	886,842	50,461
Goodrich Corp.	284,307	13,800
Honeywell International, Inc.	1,688,795	56,000
ITT Corp.	417,615	17,197
L-3 Communications Holdings, Inc.	272,404	20,024
Lockheed Martin Corp.	762,707	63,785
Northrop Grumman Corp.	751,570	35,790
Precision Castparts Corp.	321,447	26,542
Raytheon Co.	919,119	41,039
Rockwell Collins, Inc.	363,190	15,407
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	1,667,999	$ 74,810
United Technologies Corp.	2,164,556	113,877
		528,732
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	390,992	19,870
Expeditors International of Washington, Inc.	487,250	15,987
FedEx Corp.	715,073	39,636
United Parcel Service, Inc. Class B	2,286,637	116,939
		192,432
Airlines - 0.1%
Southwest Airlines Co.	1,700,199	11,459
Building Products - 0.0%
Masco Corp. (d)	825,813	8,555
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	258,967	7,137
Cintas Corp.	301,840	7,030
Iron Mountain, Inc. (a)(d)	412,600	11,243
Pitney Bowes, Inc.	473,944	10,844
R.R. Donnelley & Sons Co.	471,386	6,354
Republic Services, Inc.	739,598	16,855
Stericycle, Inc. (a)(d)	195,916	9,792
Waste Management, Inc.	1,128,943	31,148
		100,403
Construction & Engineering - 0.2%
Fluor Corp.	416,986	19,590
Jacobs Engineering Group, Inc. (a)	282,733	12,129
		31,719
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	383,868	12,599
Emerson Electric Co.	1,734,406	55,657
Rockwell Automation, Inc.	325,683	9,995
		78,251
Industrial Conglomerates - 2.2%
3M Co.	1,593,719	91,001
General Electric Co.	24,258,499	327,005
Textron, Inc.	605,634	6,965
		424,971
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.4%
Caterpillar, Inc. (d)	1,381,776	$ 48,998
Cummins, Inc.	462,529	15,000
Danaher Corp.	585,674	35,345
Deere & Co.	970,928	42,206
Dover Corp.	427,295	13,434
Eaton Corp. (d)	379,483	16,508
Flowserve Corp.	128,450	9,450
Illinois Tool Works, Inc. (d)	882,912	28,509
Ingersoll-Rand Co. Ltd. Class A	732,466	14,818
Manitowoc Co., Inc.	299,452	1,952
PACCAR, Inc.	833,317	24,875
Pall Corp.	271,241	6,965
Parker Hannifin Corp.	369,070	15,597
		273,657
Professional Services - 0.2%
Dun & Bradstreet Corp.	122,625	10,029
Equifax, Inc.	290,534	7,908
Monster Worldwide, Inc. (a)(d)	293,938	3,433
Robert Half International, Inc.	347,688	7,437
		28,807
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	639,296	46,311
CSX Corp.	917,132	29,128
Norfolk Southern Corp.	841,803	31,315
Ryder System, Inc.	127,806	3,602
Union Pacific Corp.	1,155,894	56,951
		167,307
Trading Companies & Distributors - 0.1%
Fastenal Co. (d)	296,837	9,861
W.W. Grainger, Inc.	146,158	11,522
		21,383
TOTAL INDUSTRIALS		1,867,676
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 2.9%
Ciena Corp. (a)(d)	208,288	2,291
Cisco Systems, Inc. (a)	13,408,293	248,053
Corning, Inc.	3,572,072	52,509
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Harris Corp.	306,947	$ 9,540
Harris Stratex Networks, Inc. Class A (a)	1	0*
JDS Uniphase Corp. (a)(d)	494,169	2,664
Juniper Networks, Inc. (a)(d)	1,199,403	29,661
Motorola, Inc.	5,229,532	31,691
QUALCOMM, Inc.	3,788,974	165,161
Tellabs, Inc. (a)(d)	908,901	5,044
		546,614
Computers & Peripherals - 5.0%
Apple, Inc. (a)	2,045,704	277,827
Dell, Inc. (a)	3,975,258	46,033
EMC Corp. (a)	4,621,508	54,303
Hewlett-Packard Co.	5,505,294	189,107
International Business Machines Corp.	3,081,987	327,554
Lexmark International, Inc. Class A (a)(d)	178,661	2,919
NetApp, Inc. (a)(d)	759,754	14,815
QLogic Corp. (a)	278,498	3,801
SanDisk Corp. (a)	519,490	8,135
Sun Microsystems, Inc. (a)	1,710,672	15,396
Teradata Corp. (a)	397,536	8,587
		948,477
Electronic Equipment & Components - 0.3%
Agilent Technologies, Inc. (a)(d)	808,541	14,740
Amphenol Corp. Class A	393,236	13,130
FLIR Systems, Inc. (a)	346,410	7,780
Jabil Circuit, Inc.	491,215	3,846
Molex, Inc.	318,346	4,864
Tyco Electronics Ltd.	1,052,105	18,275
		62,635
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)(d)	391,642	8,718
eBay, Inc. (a)	2,475,580	43,620
Google, Inc. Class A (sub. vtg.) (a)	550,442	229,661
VeriSign, Inc. (a)(d)	441,802	10,343
Yahoo!, Inc. (a)	3,202,638	50,730
		343,072
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	224,102	10,071
Automatic Data Processing, Inc.	1,159,787	44,084
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	670,204	$ 16,882
Computer Sciences Corp. (a)	348,012	14,777
Convergys Corp. (a)	280,698	2,596
Fidelity National Information Services, Inc.	438,568	8,447
Fiserv, Inc. (a)	358,350	15,180
MasterCard, Inc. Class A (d)	166,413	29,344
Paychex, Inc. (d)	737,670	20,190
The Western Union Co.	1,630,937	28,753
Total System Services, Inc.	453,158	6,186
		196,510
Office Electronics - 0.1%
Xerox Corp.	1,986,512	13,508
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)(d)	1,286,037	5,839
Altera Corp.	673,716	11,467
Analog Devices, Inc.	668,986	16,330
Applied Materials, Inc.	3,053,664	34,384
Broadcom Corp. Class A (a)	977,262	24,901
Intel Corp.	12,776,547	200,847
KLA-Tencor Corp. (d)	390,173	10,535
Linear Technology Corp.	509,635	11,931
LSI Corp. (a)	1,488,841	6,655
MEMC Electronic Materials, Inc. (a)	513,343	9,902
Microchip Technology, Inc. (d)	418,373	9,024
Micron Technology, Inc. (a)(d)	1,892,900	9,578
National Semiconductor Corp. (d)	447,854	6,216
Novellus Systems, Inc. (a)	222,995	3,998
NVIDIA Corp. (a)(d)	1,233,695	12,867
Teradyne, Inc. (a)(d)	396,706	2,836
Texas Instruments, Inc.	2,932,393	56,888
Xilinx, Inc. (d)	629,658	13,059
		447,257
Software - 3.8%
Adobe Systems, Inc. (a)(d)	1,203,770	33,922
Autodesk, Inc. (a)	519,812	11,155
BMC Software, Inc. (a)(d)	424,150	14,464
CA, Inc.	905,841	15,807
Citrix Systems, Inc. (a)(d)	413,743	12,996
Compuware Corp. (a)	566,496	4,322
Electronic Arts, Inc. (a)	739,257	16,996
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc. (a)	737,884	$ 20,085
McAfee, Inc. (a)(d)	353,986	13,887
Microsoft Corp.	17,563,467	366,901
Novell, Inc. (a)	791,101	3,291
Oracle Corp.	8,809,649	172,581
Salesforce.com, Inc. (a)(d)	242,791	9,214
Symantec Corp. (a)	1,885,896	29,401
		725,022
TOTAL INFORMATION TECHNOLOGY		3,283,095
MATERIALS - 3.3%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	481,597	31,198
CF Industries Holdings, Inc.	111,164	8,631
Dow Chemical Co.	2,422,952	42,838
E.I. du Pont de Nemours & Co.	2,073,214	59,024
Eastman Chemical Co.	166,648	6,906
Ecolab, Inc.	385,219	14,388
International Flavors & Fragrances, Inc.	180,773	5,767
Monsanto Co.	1,258,673	103,400
PPG Industries, Inc.	377,261	16,777
Praxair, Inc.	705,407	51,636
Sigma Aldrich Corp.	280,548	13,595
		354,160
Construction Materials - 0.0%
Vulcan Materials Co.	253,514	11,228
Containers & Packaging - 0.2%
Ball Corp.	215,419	8,574
Bemis Co., Inc.	229,417	5,756
Owens-Illinois, Inc. (a)	383,959	10,993
Pactiv Corp. (a)	302,133	6,768
Sealed Air Corp.	362,659	7,257
		39,348
Metals & Mining - 1.0%
AK Steel Holding Corp.	254,775	3,643
Alcoa, Inc.	2,182,986	20,127
Allegheny Technologies, Inc. (d)	223,865	7,927
Freeport-McMoRan Copper & Gold, Inc. Class B (d)	945,651	51,472
Newmont Mining Corp.	1,123,737	54,917
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Nucor Corp. (d)	721,363	$ 31,675
Titanium Metals Corp. (d)	195,509	1,810
United States Steel Corp.	321,132	10,944
		182,515
Paper & Forest Products - 0.2%
International Paper Co.	982,627	14,120
MeadWestvaco Corp.	392,379	6,266
Weyerhaeuser Co.	485,215	16,294
		36,680
TOTAL MATERIALS		623,931
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	13,537,597	335,597
CenturyTel, Inc. (d)	230,444	7,109
Embarq Corp.	327,534	13,763
Frontier Communications Corp.	715,117	5,206
Qwest Communications International, Inc.	3,375,796	14,718
Verizon Communications, Inc.	6,525,113	190,925
Windstream Corp.	1,013,252	8,521
		575,839
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	912,179	29,071
Sprint Nextel Corp. (a)	6,581,149	33,893
		62,964
TOTAL TELECOMMUNICATION SERVICES		638,803
UTILITIES - 3.8%
Electric Utilities - 2.2%
Allegheny Energy, Inc.	389,163	9,729
American Electric Power Co., Inc.	1,070,618	28,200
Duke Energy Corp.	2,942,952	41,643
Edison International	748,425	21,884
Entergy Corp.	435,188	32,474
Exelon Corp.	1,512,056	72,594
FirstEnergy Corp.	700,240	26,462
FPL Group, Inc.	939,398	53,104
Northeast Utilities	395,560	8,224
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pepco Holdings, Inc.	503,333	$ 6,533
Pinnacle West Capital Corp.	231,988	6,414
PPL Corp.	862,146	27,994
Progress Energy, Inc.	633,055	22,480
Southern Co.	1,786,286	50,748
		408,483
Gas Utilities - 0.1%
EQT Corp.	300,601	11,197
Nicor, Inc.	103,824	3,265
Questar Corp.	398,783	13,515
		27,977
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	1,530,374	15,288
Constellation Energy Group, Inc.	457,420	12,478
Dynegy, Inc. Class A (a)	1,162,800	2,337
		30,103
Multi-Utilities - 1.3%
Ameren Corp.	488,183	11,355
CenterPoint Energy, Inc.	798,026	8,076
CMS Energy Corp.	520,579	5,903
Consolidated Edison, Inc.	629,059	22,306
Dominion Resources, Inc.	1,340,327	42,609
DTE Energy Co.	375,020	11,344
Integrys Energy Group, Inc.	175,560	4,756
NiSource, Inc.	630,112	6,736
PG&E Corp.	840,202	30,844
Public Service Enterprise Group, Inc.	1,162,330	37,043
SCANA Corp.	278,368	8,357
Sempra Energy	559,177	25,543
TECO Energy, Inc.	489,122	5,488
Wisconsin Energy Corp.	268,573	10,598
Xcel Energy, Inc.	1,043,393	17,894
		248,852
TOTAL UTILITIES		715,415
TOTAL COMMON STOCKS (Cost $19,177,620)		18,457,317
U.S. Treasury Obligations - 0.3%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.27% to 1.06% 6/4/09 to 5/6/10 (e) (Cost $57,859)	$ 57,950	$ 57,889
Money Market Funds - 7.2%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	398,622,230	398,622
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	964,323,046	964,323
TOTAL MONEY MARKET FUNDS (Cost $1,362,945)		1,362,945
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $20,598,424)		19,878,151
NET OTHER ASSETS - (4.7)%		(889,043)
NET ASSETS - 100%		$ 18,989,108
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,321 CME S&P 500 Index Contracts	June 2009	$ 532,728	$ 50,899

The face value of futures purchased as a percentage of net assets - 2.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $53,790,000.
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 480
Fidelity Securities Lending Cash Central Fund	6,167
Total	$ 6,647
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 19,878,151	$ 19,820,262	$ 57,889	$ -
Other Financial Instruments*	$ 50,899	$ 50,899	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $20,701,425,000. Net unrealized depreciation aggregated $823,274,000, of which $4,822,081,000 related to appreciated investment securities and $5,645,355,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2009